UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811- 02753

Guggenheim Variable Funds Trust

(Exact name of registrant as specified in charter)

805 King Farm Boulevard, Suite 600
Rockville, Maryland 20850

(Address of principal executive offices) (Zip code)

Amy J. Lee
Guggenheim Variable Fund Trust
805 King Farm Boulevard, Suite 600
Rockville, Maryland 20850

(Name and address of agent for service)

Registrant's telephone number, including area code: 1-301-296-5100

Date of fiscal year end: December 31

Date of reporting period: June 30, 2014

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N- CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. §3507.

Item 1. Reports to Stockholders.

The registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Investment Company Act”), is as follows:

June 30, 2014

Guggenheim Funds Semi-Annual Report

Series
Series A	(StylePlus—Large Core Series)
Series B	(Large Cap Value Series)
Series C	(Money Market Series)
Series D	(World Equity Income Series)
Series E	(Total Return Bond Series)
Series F	(Floating Rate Strategies Series)
Series J	(StylePlus—Mid Growth Series)
Series M	(Macro Opportunities Series)
Series N	(Managed Asset Allocation Series)
Series O	(All Cap Value Series)
Series P	(High Yield Series)
Series Q	(Small Cap Value Series)
Series V	(Mid Cap Value Series)
Series X	(StylePlus—Small Growth Series)
Series Y	(StylePlus—Large Growth Series)

460425900-0614x1214	guggenheiminvestments.com

This report and the ﬁnancial statements contained herein are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

Distributed by Guggenheim Funds Distributors, LLC.

TABLE OF CONTENTS

DEAR SHAREHOLDER	2
ECONOMIC AND MARKET OVERVIEW	3
ABOUT SHAREHOLDERS’ FUND EXPENSES	4
SERIES A (STYLEPLUS—LARGE CORE SERIES)	6
SERIES B (LARGE CAP VALUE SERIES)	14
SERIES C (MONEY MARKET SERIES)	20
SERIES D (WORLD EQUITY INCOME SERIES)	25
SERIES E (TOTAL RETURN BOND SERIES)	31
SERIES F (FLOATING RATE STRATEGIES SERIES)	41
SERIES J (STYLEPLUS—MID GROWTH SERIES)	49
SERIES M (MACRO OPPORTUNITIES SERIES)	58
SERIES N (MANAGED ASSET ALLOCATION SERIES)	68
SERIES O (ALL CAP VALUE SERIES)	74
SERIES P (HIGH YIELD SERIES)	80
SERIES Q (SMALL CAP VALUE SERIES)	90
SERIES V (MID CAP VALUE SERIES)	96
SERIES X (STYLEPLUS—SMALL GROWTH SERIES)	102
SERIES Y (STYLEPLUS—LARGE GROWTH SERIES)	111
NOTES TO FINANCIAL STATEMENTS	119
OTHER INFORMATION	140
INFORMATION ON BOARD OF TRUSTEES AND OFFICERS	149
GUGGENHEIM INVESTMENTS PRIVACY POLICIES	153

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 1

June 30, 2014

Dear Shareholder:

Security Investors, LLC and Guggenheim Partners Investment Management (the “Investment Advisers”) are pleased to present the semi-annual shareholder report for Funds that are part of the Guggenheim Variable Funds Trust (the “Funds”). This report covers performance of the Funds for the semi-annual period ended June 30, 2014.

The Investment Advisers are part of Guggenheim Investments, which represents the investment management businesses of Guggenheim Partners, LLC, (“Guggenheim”) a global, diversified financial services firm.

Guggenheim Funds Distributors, LLC is the distributor of the Funds. Guggenheim Funds Distributors, LLC is affiliated with Guggenheim and the Investment Advisers.

We encourage you to read the Economic and Market Overview section of the report, which follows this letter.

We are committed to providing innovative investment solutions and appreciate the trust you place in us.

Sincerely,

Donald C. Cacciapaglia
President
July 31, 2014

Read a prospectus and summary prospectus (if available) carefully before investing. It contains the investment objectives, risks, charges, expenses and other information, which should be considered carefully before investing. Obtain a prospectus and summary prospectus (if available) at guggenheiminvestments.com or call 800.820.0888.

The Funds may not be suitable for all investors. Investing involves risks, including the entire loss of principal amount invested. Certain Funds may be affected by risks that include those associated with sector concentration, international investing, investing in small and/or medium size companies, and/or the Funds’ possible use of investment techniques and strategies such as leverage, derivatives and short sales of securities. Please see each Fund’s prospectus for more information.

2 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

ECONOMIC AND MARKET OVERVIEW (Unaudited)	June 30, 2014

Economic growth hit a winter soft patch in the first quarter of 2014, but strong underlying fundamentals helped the economy strengthen in the second quarter. The economy is adding an average of 214,000 jobs per month in 2014, while the housing market is being helped by an improving labor market, subdued mortgage rates, and tight inventory. State and local government spending is positive for growth for the first time in five years. After the period end, minutes released from the U.S. Federal Reserve’s (the “Fed”) June meeting indicated a clear end-date for its quantitative easing program–October 2014–following reductions that began in January of the Fed’s monthly purchases of U.S. Treasury securities and mortgage-backed securities.

Overseas political concerns, European monetary policy, and devaluation of the Chinese currency combined in the period to help push global investors into U.S. Treasuries, driving rates lower. As growth accelerates in the U.S., rates are expected to climb, but the upward pressure on rates from economic growth could be offset by increasing overseas demand and falling debt issuance by the U.S. government, putting a cap on how far rates can rise before the Fed begins tightening.

Recent economic data suggest that growth is improving slowly in the euro zone core and, even more so, in the peripheral countries. The European Central Bank has enacted further monetary easing, which is expected to push both yields and the euro lower, supporting the recovery. Asia is seeking an export-led rebound, although more monetary accommodation may be needed to sustain Japan’s economic expansion. Recent reforms in China are having a positive effect, but policymakers continue to depreciate the currency to help maintain export competitiveness.

Global central banks continue to flood markets with abundant liquidity. A synchronous global expansion is beginning to take hold, creating a positive environment for risk assets. We are approaching the speculative phase of the bull market in both equity and credit. Equities continue to benefit from an improving economy and continued capital flows into the U.S. Credit spreads continue to remain tight in the near term. Historically, spreads don’t begin to widen until defaults rise, which typically takes place one to two years after the Fed begins a tightening cycle.

For the six-month period ended June 30, 2014, the Standard & Poor’s 500® (“S&P 500”) Index* returned 7.14%. Foreign markets were also strong: the Morgan Stanley Capital International (“MSCI”) Europe-Australasia-Far East (“EAFE”) Index* returned 4.78%. The return of the MSCI Emerging Markets Index* was 6.14%.

In the bond market, the Barclays U.S. Aggregate Bond Index* posted a 3.93% return for the period, while the Barclays U.S. Corporate High Yield Index* returned 5.46%. The return of the BofA Merrill Lynch 3-Month U.S. Treasury Bill Index* was 0.02% for the six-month period.

The opinions and forecasts expressed may not actually come to pass. This information is subject to change at any time, based on market and other conditions, and should not be construed as a recommendation of any specific security or strategy.

* Index Definitions:

The following indices are referenced throughout this report. Indices are unmanaged and not available for direct investment. Index performance does not reflect transaction costs, fees, or expenses.

Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment grade, U.S. dollar denominated, fixed-rate taxable bond market, including U.S. Treasuries, government-related and corporate securities, MBS (agency fixed-rate and hybrid ARM pass-throughs), ABS, and CMBS.

Barclays U.S. Corporate High Yield Index measures the market of USD-denominated, non-investment grade, fixed-rate, taxable corporate bonds. Securities are classified as high yield if the middle rating of Moody’s, Fitch, and S&P is Ba1/BB+/BB+ or below.

BofA Merrill Lynch 3-Month U.S. Treasury Bill Index is an unmanaged market index of U.S. Treasury securities maturing in 90 days that assumes reinvestment of all income.

MSCI EAFE Index is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. & Canada.

MSCI Emerging Markets Index is a free float-adjusted market capitalization weighted index that is designed to measure equity market performance in the global emerging markets.

S&P 500® Index is a capitalization-weighted index of 500 stocks designed to measure the performance of the broad economy, representing all major industries and is considered a representation of the U.S. stock market.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 3

ABOUT SHAREHOLDERS’ FUND EXPENSES (Unaudited)

All mutual funds have operating expenses and it is important for our shareholders to understand the impact of costs on their investments. Shareholders of a Fund incur two types of costs: (i) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; and exchange fees; and (ii) ongoing costs, including management fees, administrative services, and shareholder reports, among others. These ongoing costs, or operating expenses, are deducted from a fund’s gross income and reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets, which is known as the expense ratio. The following examples are intended to help investors understand the ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 made at the beginning of the period and held for the entire six-month period beginning December 31, 2013 and ending June 30, 2014.

The following tables illustrate a Fund’s costs in two ways:

Table 1. Based on actual Fund return. This section helps investors estimate the actual expenses paid over the period. The “Ending Account Value” shown is derived from the Fund’s actual return, and the fourth column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. Investors may use the information here, together with the amount invested, to estimate the expenses paid over the period. Simply divide the Fund’s account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number provided under the heading “Expenses Paid During Period.”

Table 2. Based on hypothetical 5% return. This section is intended to help investors compare a Fund’s cost with those of other mutual funds. The table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses paid during the period. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on the 5% return. Investors can assess a Fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

The calculations illustrated above assume no shares were bought or sold during the period. Actual costs may have been higher or lower, depending on the amount of investment and the timing of any purchases or redemptions.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) on purchase payments, and contingent deferred sales charges (“CDSC”) on redemptions, if any. Therefore, the second table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

More information about a Fund’s expenses, including annual expense ratios for the past five years, can be found in the Financial Highlights section of this report. For additional information on operating expenses and other shareholder costs, please refer to the appropriate Fund prospectus.

4 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

ABOUT SHAREHOLDERS’ FUND EXPENSES (Unaudited)(concluded)

	Expense Ratio1,4	Fund Return	Beginning Account Value December 31, 2013	Ending Account Value June 30, 2014	Expenses Paid During Period2
Table 1. Based on actual Fund return3
Series A (StylePlus—Large Core Series)	0.93%	8.65%	$1,000.00	$1,086.50	$4.81
Series B (Large Cap Value Series)	0.82%	8.14%	1,000.00	1,081.40	4.23
Series C (Money Market Series)	0.52%	(0.23%)	1,000.00	997.70	2.58
Series D (World Equity Income Series)	1.03%	10.67%	1,000.00	1,106.70	5.38
Series E (Total Return Bond Series)	0.89%	5.78%	1,000.00	1,057.80	4.54
Series F (Floating Rate Strategies Series)	1.17%	2.34%	1,000.00	1,023.40	5.87
Series J (StylePlus—Mid Growth Series)	0.95%	7.64%	1,000.00	1,076.40	4.89
Series M (Macro Opportunities Series)	1.55%	4.20%	1,000.00	1,042.00	7.85
Series N (Managed Asset Allocation Series)	0.94%	5.28%	1,000.00	1,052.80	4.78
Series O (All Cap Value Series)	0.88%	7.73%	1,000.00	1,077.30	4.53
Series P (High Yield Series)	1.04%	5.94%	1,000.00	1,059.40	5.31
Series Q (Small Cap Value Series)	1.15%	3.76%	1,000.00	1,037.60	5.81
Series V (Mid Cap Value Series)	0.91%	6.91%	1,000.00	1,069.10	4.67
Series X (StylePlus—Small Growth Series)	1.19%	4.59%	1,000.00	1,045.90	6.04
Series Y (StylePlus—Large Growth Series)	1.11%	7.91%	1,000.00	1,079.10	5.72

Table 2. Based on hypoth etical 5% return (before expenses)
Series A (StylePlus—Large Core Series)	0.93%	5.00%	$1,000.00	$1,020.18	$4.66
Series B (Large Cap Value Series)	0.82%	5.00%	1,000.00	1,020.73	4.11
Series C (Money Market Series)	0.52%	5.00%	1,000.00	1,022.22	2.61
Series D (World Equity Income Series)	1.03%	5.00%	1,000.00	1,019.69	5.16
Series E (Total Return Bond Series)	0.89%	5.00%	1,000.00	1,020.38	4.46
Series F (Floating Rate Strategies Series)	1.17%	5.00%	1,000.00	1,018.99	5.86
Series J (StylePlus—Mid Growth Series)	0.95%	5.00%	1,000.00	1,020.08	4.76
Series M (Macro Opportunities Series)	1.55%	5.00%	1,000.00	1,017.11	7.75
Series N (Managed Asset Allocation Series)	0.94%	5.00%	1,000.00	1,020.13	4.71
Series O (All Cap Value Series)	0.88%	5.00%	1,000.00	1,020.43	4.41
Series P (High Yield Series)	1.04%	5.00%	1,000.00	1,019.64	5.21
Series Q (Small Cap Value Series)	1.15%	5.00%	1,000.00	1,019.09	5.76
Series V (Mid Cap Value Series)	0.91%	5.00%	1,000.00	1,020.28	4.56
Series X (StylePlus—Small Growth Series)	1.19%	5.00%	1,000.00	1,018.89	5.96
Series Y (StylePlus—Large Growth Series)	1.11%	5.00%	1,000.00	1,019.29	5.56

1	Annualized and excludes expenses of the underlying funds in which the Funds invest.
2
Expenses are equal to the Fund's annualized expense ratio, net of any applicable fee waivers, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Expenses shown do not include fees charged by insurance companies.

3	Actual cumulative return at net asset value for the period December 31, 2013 to June 30, 2014.
4
This ratio represents annualized net expenses which includes extraordinary expenses. Excluding these expenses, the operating expense ratios would be 0.50% for Series C (Money Market Series), 0.81% for Series E (Total Return Bond Series), 1.15% for Series F (Floating Rate Strategies Series), 1.45% for Series M (Macro Opportunities Series) and 0.93% for Series P (High Yield Series).

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 5

FUND PROFILE (Unaudited)	June 30, 2014

SERIES A (STYLEPLUS—LARGE CORE SERIES)

OBJECTIVE: Seeks long-term growth of capital.

Holdings Diversification
(Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Date: May 1, 1979

Ten Largest Holdings (% of Total Net Assets)
Guggenheim Variable Insurance Strategy Fund III	12.4%
Guggenheim BulletShares 2016 High Yield Corporate Bond ETF	2.0%
Guggenheim BulletShares 2015 High Yield Corporate Bond ETF	1.9%
Guggenheim BulletShares 2017 High Yield Corporate Bond ETF	1.9%
Floating Rate Strategies Fund Institutional Class	1.8%
Macro Opportunities Fund Institutional Class	1.7%
Duane Street CLO IV Ltd. — Class A1T	1.1%
HSI Asset Securitization Corporation Trust — Class 2A3	1.1%
Garrison Funding 2013-2 Ltd. — Class A1T	1.0%
Argent Securities Incorporated Asset-Backed Pass-Through Certificates Series 2005-W3	0.8%
Top Ten Total	25.7%
“Ten Largest Holdings” exclude any temporary cash or derivative investments.

Portfolio Composition by Quality Rating*
Rating
Fixed Income Instruments
AAA	9.0%
AA	4.7%
A	5.5%
BBB	8.5%
BB	1.9%
B	5.5%
CCC	3.0%
Other Instruments
Mutual Funds	29.0%
Common Stock	21.8%
Exchange Traded Funds	6.4%
Short Term Investments	4.7%
Total Investments	100.0%
The chart above reflects percentages of the value of total investments.

*
Source: Factset. Credit quality ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). All rated securities have been rated by Moody’s, Standard & Poor’s (“S&P”), or Fitch, which are all a Nationally Recognized Statistical Rating Organization (“NRSRO”). For purposes of this presentation, when ratings are available from more than one agency, the highest rating is used. Guggenheim Investments has converted Moody’s and Fitch ratings to the equivalent S&P rating. Unrated securities do not necessarily indicate low credit quality. Security ratings are determined at the time of purchase and may change thereafter.

6 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2014
SERIES A (STYLEPLUS—LARGE CORE SERIES)
	Shares	Value

COMMON STOCKS† - 19.9%

INFORMATION TECHNOLOGY - 4.3%
Apple, Inc.	18,104	$1,682,405
International Business Machines Corp.	5,563	1,008,405
Microsoft Corp.	21,836	910,561
Cisco Systems, Inc.	35,045	870,868
eBay, Inc.*	12,993	650,430
EMC Corp.	23,599	621,598
Corning, Inc.	26,172	574,475
Hewlett-Packard Co.	16,540	557,067
Intel Corp.	17,956	554,840
TE Connectivity Ltd.	8,674	536,400
Google, Inc. — Class A*	699	408,684
Oracle Corp.	10,025	406,313
Texas Instruments, Inc.	8,049	384,662
Automatic Data Processing, Inc.	4,619	366,194
QUALCOMM, Inc.	4,611	365,191
SanDisk Corp.	2,755	287,705
Total Information Technology		10,185,798

HEALTH CARE - 3.5%
Pfizer, Inc.	34,965	1,037,760
Merck & Company, Inc.	16,891	977,144
UnitedHealth Group, Inc.	9,029	738,122
Eli Lilly & Co.	11,336	704,759
Express Scripts Holding Co.*	9,579	664,112
Medtronic, Inc.	9,469	603,744
Aetna, Inc.	7,213	584,830
WellPoint, Inc.	4,830	519,756
Cardinal Health, Inc.	7,534	516,531
Cigna Corp.	5,453	501,512
Becton Dickinson and Co.	3,777	446,819
Johnson & Johnson	4,159	435,115
Bristol-Myers Squibb Co.	3,453	167,505
Gilead Sciences, Inc.*	1,847	153,135
Amgen, Inc.	1,238	146,542
Total Health Care		8,197,386

CONSUMER STAPLES - 3.2%
Procter & Gamble Co.	12,041	946,302
CVS Caremark Corp.	9,598	723,401
PepsiCo, Inc.	7,758	693,100
Wal-Mart Stores, Inc.	9,107	683,662
Altria Group, Inc.	15,960	669,362
Kraft Foods Group, Inc.	9,684	580,557
Archer-Daniels-Midland Co.	12,949	571,180
Kimberly-Clark Corp.	5,107	568,001
Mondelez International, Inc. — Class A	12,986	488,403
Philip Morris International, Inc.	5,502	463,874
Kellogg Co.	5,210	342,297
Kroger Co.	6,817	336,964
Costco Wholesale Corp.	2,254	259,571
General Mills, Inc.	4,665	245,099
Total Consumer Staples		7,571,773

INDUSTRIALS - 2.9%
General Electric Co.	47,383	1,245,225
Caterpillar, Inc.	6,875	747,106
Boeing Co.	5,651	718,976
FedEx Corp.	4,423	669,554
General Dynamics Corp.	5,432	633,100
Lockheed Martin Corp.	3,853	619,293
Northrop Grumman Corp.	4,557	545,154
Raytheon Co.	5,491	506,545
Deere & Co.	4,980	450,939
Emerson Electric Co.	4,994	331,402
United Technologies Corp.	1,657	191,301
CSX Corp.	6,208	191,268
Total Industrials		6,849,863

ENERGY - 2.5%
Exxon Mobil Corp.	14,178	1,427,441
ConocoPhillips	9,845	844,012
Apache Corp.	5,629	566,390
Marathon Oil Corp.	14,065	561,475
Hess Corp.	4,304	425,623
Anadarko Petroleum Corp.	3,784	414,234
Valero Energy Corp.	5,521	276,602
Marathon Petroleum Corp.	3,399	265,360
Pioneer Natural Resources Co.	1,111	255,319
Phillips 66	2,982	239,842
Chevron Corp.	1,497	195,433
Baker Hughes, Inc.	2,113	157,313
Occidental Petroleum Corp.	1,521	156,100
Total Energy		5,785,144

FINANCIALS - 2.3%
JPMorgan Chase & Co.	19,607	1,129,754
Citigroup, Inc.	15,328	721,949
Prudential Financial, Inc.	6,979	619,526
Capital One Financial Corp.	7,036	581,174
Aflac, Inc.	9,057	563,798
MetLife, Inc.	9,883	549,099
Bank of America Corp.	32,645	501,754
Wells Fargo & Co.	7,939	417,274
Allstate Corp.	3,391	199,120
Berkshire Hathaway, Inc. — Class B*	1,148	145,291
Total Financials		5,428,739

CONSUMER DISCRETIONARY - 0.6%
Target Corp.	9,206	533,488
Comcast Corp. — Class A	7,086	380,376
Ford Motor Co.	14,286	246,291

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 7

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2014
SERIES A (STYLEPLUS—LARGE CORE SERIES)
	Shares	Value

General Motors Co.	5,518	$200,303
Macy’s, Inc.	2,543	147,545
Total Consumer Discretionary		1,508,003

TELECOMMUNICATION SERVICES - 0.3%
CenturyLink, Inc.	11,282	408,408
AT&T, Inc.	5,699	201,517
Verizon Communications, Inc.	3,035	148,503
Total Telecommunication Services		758,428

UTILITIES - 0.2%
Exelon Corp.	5,660	206,477
AES Corp.	10,507	163,384
Total Utilities		369,861

MATERIALS - 0.1%
Freeport-McMoRan Copper & Gold, Inc.	5,263	192,100

Total Common Stocks
(Cost $42,621,005)		46,847,095

EXCHANGE TRADED FUNDS†,4 - 5.8%
Guggenheim BulletShares 2016 High Yield Corporate Bond ETF	169,000	4,635,670
Guggenheim BulletShares 2015 High Yield Corporate Bond ETF	168,800	4,544,434
Guggenheim BulletShares 2017 High Yield Corporate Bond ETF	161,814	4,466,066
Total Exchange Traded Funds
(Cost $13,456,913)		13,646,170

MUTUAL FUNDS†, 4 - 26.6%
Guggenheim Variable Insurance Strategy Fund III	1,163,509	29,064,443
Guggenheim Strategy Fund I	1,001,887	24,997,074
Floating Rate Strategies Fund Institutional Class	153,919	4,140,430
Macro Opportunities Fund Institutional Class	150,169	4,089,088
Total Mutual Funds
(Cost $62,450,258)		62,291,035

SHORT TERM INVESTMENTS† - 4.2%
Dreyfus Treasury Prime Cash Management Fund	9,987,253	9,987,253
Total Short Term Investments
(Cost $9,987,253)		9,987,253

	Face Amount

ASSET BACKED SECURITIES†† - 23.4%
Duane Street CLO IV Ltd.
2007-4A, 0.46% due 11/14/211,2	$2,663,019	2,621,210
Garrison Funding 2013-2 Ltd.
2013-2A, 2.03% due 09/25/231,2	2,400,000	2,383,681
Brentwood CLO Corp.
2006-1A, 0.50% due 02/01/221,2	1,428,572	1,404,715
2006-1A, 1.05% due 02/01/221,2	600,000	545,880
Argent Securities Incorporated Asset-Backed Pass-Through Certificates Series
2005-W3, 0.49% due 11/25/351	2,059,226	1,944,963
JP Morgan Mortgage Acquisition Trust
2007-CH3, 0.30% due 03/25/371	1,962,597	1,928,457
Cornerstone CLO Ltd.
2007-1A, 0.45% due 07/15/211,2	1,850,000	1,820,400
Goldman Sachs Asset Management CLO plc
2007-1A, 2.98% due 08/01/221,2	1,800,000	1,762,560
Salus CLO 2012-1 Ltd.
2013-1AN, 2.48% due 03/05/211,2	1,700,000	1,697,110
ALM VII R-2 Ltd.
2013-7R2A, 2.83% due 04/24/241,2	1,700,000	1,668,550
NewStar Commercial Loan Trust
2006-1A, 0.61% due 03/30/221,2	1,100,000	1,071,510
2006-1A, 0.50% due 03/30/221,2	592,708	588,381
Cerberus Onshore II CLO LLC
2014-1A, 2.93% due 10/15/231,2	1,350,000	1,327,320
2014-1A, 2.23% due 10/15/231,2	250,000	249,425
Central Park CLO Ltd.
2011-1A, 3.43% due 07/23/221,2	1,580,000	1,556,932
Lehman XS Trust
2007-9, 0.27% due 06/25/371	1,657,032	1,464,059
Aegis Asset Backed Securities Trust
2005-3, 0.62% due 08/25/351	1,453,248	1,431,121
Foothill CLO Ltd.
2007-1A, 0.47% due 02/22/211,2	1,447,591	1,428,338
KKR Financial CLO 2007-1 Ltd.
2007-1A, 2.47% due 05/15/211,2	1,400,000	1,373,120
Black Diamond CLO 2005-1 Delaware Corp.
2005-1A, 2.13% due 06/20/171,2	1,350,000	1,320,840
N-Star REL CDO VIII Ltd.
2006-8A, 0.44% due 02/01/411,2	1,389,498	1,319,328
GreenPoint Mortgage Funding Trust
2005-HE4, 0.86% due 07/25/301	1,400,000	1,301,206
Wells Fargo Home Equity Asset-Backed Securities 2006-2 Trust
2006-3, 0.30% due 01/25/371	1,357,023	1,239,510
Symphony CLO VII Ltd.
2011-7A, 3.43% due 07/28/211,2	1,250,000	1,236,750
GSC Group CDO Fund VIII Ltd.
2007-8A, 0.61% due 04/17/211,2	1,250,000	1,208,875
JP Morgan Mortgage Acquisition Trust
2006-CH2, 0.25% due 10/25/361	1,097,619	1,094,306

8 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2014
SERIES A (STYLEPLUS—LARGE CORE SERIES)

	Face Amount	Value

Popular ABS Mortgage Pass-Through Trust
2005-A, 0.58% due 06/25/351	$1,119,443	$1,074,751
Race Point V CLO Ltd.
2014-5AR, 3.08% due 12/15/221,2	1,050,000	1,044,750
TICC CLO LLC
2011-1A, 2.48% due 07/25/211,2	1,000,000	1,000,000
OFSI Fund V Ltd.
2013-5A, 3.43% due 04/17/251,2	1,000,000	997,200
Hewett’s Island CDO Ltd.
2007-6A, 2.48% due 06/09/191,2	1,000,000	980,400
California Republic Auto Receivables Trust
2013-2, 1.23% due 03/15/19	957,528	964,260
Black Diamond CLO 2006-1 Luxembourg S.A.
2007-1A, 0.62% due 04/29/191,2	1,000,000	933,000
Northwoods Capital VII Ltd.
2006-7A, 1.78% due 10/22/211,2	960,000	923,040
Golub Capital Partners CLO 18 Ltd.
2014-18A, 2.73% due 04/25/261,2	880,000	876,216
H2 Asset Funding Ltd.
2.05% due 03/19/37	850,000	846,090
Symphony CLO IX, LP
2012-9A, 2.73% due 04/16/221,2	800,000	800,800
Triton Container Finance LLC
2012-1A, 4.21% due 05/14/272	791,667	791,667
Tricadia CDO 2006-6 Ltd.
2006-6A, 0.77% due 11/05/411,2	800,000	739,920
West Coast Funding Ltd.
2006-1A, 0.38% due 11/02/411,2	758,244	733,829
Accredited Mortgage Loan Trust
2007-1, 0.28% due 02/25/371	760,168	721,913
Global Leveraged Capital Credit Opportunity Fund
2006-1A, 0.53% due 12/20/181,2	641,015	639,220
Soundview Home Loan Trust
2003-1, 2.40% due 08/25/311	615,616	627,946
ACS 2007-1 Pass Through Trust
2007-1A, 0.46% due 06/14/371,2	530,985	515,055
Halcyon Loan Advisors Funding 2012-1 Ltd.
2012-1A, 3.22% due 08/15/231,2	500,000	491,200
Race Point IV CLO Ltd.
2007-4A, 0.98% due 08/01/211,2	500,000	477,050
NewStar Commercial Loan Trust
2007-1A, 1.53% due 09/30/221,2	500,000	465,600
Golub Capital Partners Fundings Ltd.
2007-1A, 0.48% due 03/15/221,2	461,552	454,859
Riverside Park CLO Ltd.
2011-1A, 2.98% due 09/27/211,2	450,000	442,125
DIVCORE CLO Ltd.
2013-1A B, 4.05% due 11/15/32	400,000	400,000
Total Asset Backed Securities
(Cost $54,485,937)		54,929,438

COLLATERALIZED MORTGAGE OBLIGATIONS†† - 5.3%
Resource Capital Corporation CRE Notes 2013 Ltd.
2013-CRE1, 3.00% due 12/15/281,2	1,900,000	1,924,740
Boca Hotel Portfolio Trust
2013-BOCA, 3.20% due 08/15/261,2	1,900,000	1,905,427
Hilton USA Trust 2013-HLF
2013-HLF, 2.90% due 11/05/301,2	1,700,000	1,707,482
SRERS-2011 Funding Ltd.
2011-RS, 0.40% due 05/09/461,2	1,421,553	1,334,980
COMM 2007-FL14 Mortgage Trust
2007-FL14, 0.90% due 06/15/221,2	1,340,253	1,322,787
Wachovia Bank Commercial Mortgage Trust Series
2007-WHL8, 0.23% due 06/15/201,2	1,212,555	1,204,847
HarborView Mortgage Loan Trust
2006-12, 0.35% due 01/19/381	1,291,217	1,113,122
Banc of America Merrill Lynch Commercial Mortgage, Inc.
2005-6, 6.33% due 09/10/471,2	1,064,400	1,090,375
Banc of America Large Loan Trust
2007-BMB1, 1.25% due 08/15/291,2	950,000	949,775
Total Collateralized Mortgage Obligations
(Cost $12,371,260)		12,553,535

SENIOR FLOATING RATE INTERESTS†† - 2.9%
INDUSTRIALS - 1.2%
Travelport Holdings Ltd.
6.25% due 06/26/19	1,871,100	1,912,264
Thermasys Corp.
5.25% due 05/03/19	755,563	751,785
Total Industrials		2,664,049

FINANCIALS - 0.8%
National Financial Partners
5.25% due 07/01/20	1,504,805	1,511,577
First Data Corp.
4.15% due 03/23/18	150,000	150,188
Cunningham Lindsey U.S., Inc.
5.00% due 12/10/19	138,246	137,496
Total Financials		1,799,261

INFORMATION TECHNOLOGY - 0.5%
Blue Coat Systems, Inc.
4.00% due 05/31/19	1,282,321	1,281,782

ENERGY - 0.3%
Pacific Drilling
4.50% due 05/18/18	772,200	774,370

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 9

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	June 30, 2014
SERIES A (STYLEPLUS—LARGE CORE SERIES)

	Face Amount	Value

CONSUMER DISCRETIONARY - 0.1%
Sears Holdings Corp.
5.50% due 06/30/18	$238,800	$241,274
Laureate Education, Inc.
5.00% due 06/15/18	13,803	13,475
Total Consumer Discretionary		254,749

Total Senior Floating Rate Interests
(Cost $6,679,434)		6,774,211

CORPORATE BONDS†† - 2.0%
FINANCIAL INSTITUTIONS - 0.6%
Icahn Enterprises Limited Partnership / Icahn Enterprises Finance Corp.
3.50% due 03/15/17	1,410,000	1,425,862

TELECOMMUNICATION SERVICES - 0.6%
Level 3 Financing, Inc.
3.82% due 01/15/181,2	1,360,000	1,383,800

INDUSTRIALS - 0.3%
International Lease Finance Corp.
2.18% due 06/15/161	790,000	794,938

CONSUMER STAPLES - 0.3%
Harbinger Group, Inc.
7.88% due 07/15/19	590,000	645,313

CONSUMER DISCRETIONARY - 0.1%
Vail Resorts, Inc.
6.50% due 05/01/19	300,000	315,375

FINANCIALS - 0.1%
Newcastle CDO IX 1 Ltd.
0.41% due 05/25/521,2	270,541	270,541

Total Corporate Bonds
(Cost $4,777,699)		4,835,829

MORTGAGE BACKED SECURITIES†† - 1.1%
HSI Asset Securitization Corporation Trust
2007-WF1, 0.32% due 05/25/371	2,810,775	2,610,246
Total Mortgage Backed Securities
(Cost $2,612,351)		2,610,246

MUNICIPAL BONDS†† - 0.2%
MICHIGAN - 0.2%
Michigan Finance Authority Revenue Notes
4.37% due 08/20/14	375,000	376,969
Total Municipal Bonds
(Cost $375,000)		376,969

Total Investments - 91.4%
(Cost $209,817,110)		$214,851,781
Other Assets & Liabilities, net - 8.6%		20,242,656
Total Net Assets - 100.0%		$235,094,437

	Contracts	Unrealized Gain

EQUITY FUTURES CONTRACTS PURCHASED†
September 2014 S&P 500 Index Mini Futures Contracts (Aggregate Value of Contracts $1,464,000)	15	$17,727

	Units
OTC EQUITY INDEX SWAP AGREEMENTS††,3
Bank of America August 2014 S&P 500 Index Swap, Terminating 08/05/14 (Notional Value $185,700,429)	94,734	$—

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
1	Variable rate security. Rate indicated is rate effective at June 30, 2014.
2	Security is a 144A or Section 4(a)(2) security. The total market value of 144A or Section 4(a)(2) securities is $52,985,610 (cost $52,632,273), or 22.5% of total net assets.
3	Total Return based on S&P 500 Index +/- financing at a variable rate.
4	Affiliated issuers — See Note 10.
plc — Public Limited Company

10 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SERIES A (STYLEPLUS—LARGE CORE SERIES)

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
June 30, 2014

Assets:
Investments in unaffiliated issuers, at value (cost $133,909,939)	$138,914,576
Investments in affiliated issuers, at value (cost $75,907,171)	75,937,205
Total investments (cost $209,817,110)	214,851,781
Segregated cash with broker	64,875
Prepaid expenses	10,647
Receivables:
Securities sold	16,624,804
Swap settlement	3,400,826
Fund shares sold	354,047
Interest	242,252
Dividends	173,391
Foreign taxes reclaim	575
Total assets	235,723,198

Liabilities:
Due to custodian bank	292,863
Payable for:
Fund shares redeemed	147,753
Management fees	134,585
Fund accounting/administration fees	18,301
Transfer agent/maintenance fees	3,511
Miscellaneous	31,748
Total liabilities	628,761
Net assets	$235,094,437

Net assets consist of:
Paid in capital	$185,194,349
Undistributed net investment income	2,648,208
Accumulated net realized gain on investments	42,199,482
Net unrealized appreciation on investments	5,052,398
Net assets	$235,094,437
Capital shares outstanding	6,657,250
Net asset value per share	$35.31

STATEMENT OF OPERATIONS (Unaudited)
Period Ended June 30,2014

Investment Income:
Interest	$1,250,841
Dividends from securities of unaffiliated issuers	690,370
Dividends from securities of affiliated issuers	583,300
Total investment income	2,524,511

Expenses:
Management fees	862,959
Transfer agent/maintenance fees	12,400
Fund accounting/administration fees	109,307
Trustees’ fees*	9,755
Line of credit interest expense	9,408
Custodian fees	4,024
Miscellaneous	97,687
Total expenses	1,105,540
Less:
Expenses waived by Advisor	(32,564)
Net expenses	1,072,976
Net investment income	1,451,535

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments in unaffiliated issuers	6,058,847
Investments in affiliated issuers	(33,273)
Swap agreements	11,272,552
Futures contracts	175,970
Net realized gain	17,474,096
Net change in unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers	166,932
Investments in affiliated issuers	196,396
Futures contracts	17,727
Net change in unrealized appreciation (depreciation)	381,055
Net realized and unrealized gain	17,855,151
Net increase in net assets resulting from operations	$19,306,686

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 11

SERIES A (STYLEPLUS—LARGE CORE SERIES)

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended June 30, 2014 (Unaudited)	Year Ended December 31, 2013
Increase (Decrease) in Net Assets from Operations:
Net investment income	$1,451,535	$1,223,101
Net realized gain on investments	17,474,096	69,445,264
Net change in unrealized appreciation (depreciation) on investments	381,055	(15,861,052)
Net increase in net assets resulting from operations	19,306,686	54,807,313

Capital share transactions:
Proceeds from sale of shares	8,753,402	13,501,310
Cost of shares redeemed	(24,159,749)	(35,729,632)
Net decrease from capital share transactions	(15,406,347)	(22,228,322)
Net increase in net assets	3,900,339	32,578,991

Net assets:
Beginning of period	231,194,098	198,615,107
End of period	$235,094,437	$231,194,098
Undistributed net investment income at end of period	$2,648,208	$1,196,673

Capital share activity:
Shares sold	268,109	476,713
Shares redeemed	(724,579)	(1,236,898)
Net decrease in shares	(456,470)	(760,185)

12 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SERIES A (STYLEPLUS—LARGE CORE SERIES)

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended June 30, 2014a	Year Ended December 31, 2013	Year Ended December 31, 2012	Year Ended December 31, 2011	Year Ended December 31, 2010	Year Ended December 31, 2009
Per Share Data
Net asset value, beginning of period	$32.50	$25.22	$22.31	$23.24	$19.97	$15.38
Income (loss) from investment operations:
Net investment income (loss)b	.21	.16	.23	.13	.18	.11
Net gain (loss) on investments (realized and unrealized)	2.60	7.12	2.68	(1.06)	3.09	4.48
Total from investment operations	2.81	7.28	2.91	(.93)	3.27	4.59
Net asset value, end of period	$35.31	$32.50	$25.22	$22.31	$23.24	$19.97

Total Returnc	8.65%	28.87%	13.04%	(4.00%)	16.37%	29.84%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$235,094	$231,194	$198,615	$206,995	$243,820	$186,007
Ratios to average net assets:
Net investment income (loss)	1.26%	0.56%	0.92%	0.57%	0.89%	0.68%
Total expensesd	0.96%	0.96%	0.94%	0.90%	0.92%	0.92%
Net expensese	0.93%	0.96%	0.94%	0.90%	0.92%	0.92%
Portfolio turnover rate	51%	267%	103%	87%	111%	78%

a	Unaudited figures for the period ended June 30, 2014. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
b	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
c
Total return does not take into account any of the expenses associated with an investment in variable insurance products. If total return had taken into account these expenses, performance would have been lower. Shares of a series of Guggenheim Variable Funds Trust are available only through the purchase of such products.

d	Does not include expenses of the underlying funds in which the Fund invests.
e	Net expense information reflects the expense ratios after expense waivers.

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 13

FUND PROFILE (Unaudited)	June 30, 2014

SERIES B (LARGE CAP VALUE SERIES)

OBJECTIVE: Seeks long-term growth of capital.

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Date: May 1, 1979

Ten Largest Holdings (% of Total Net Assets)
Wells Fargo & Co.	4.7%
CVS Caremark Corp.	3.4%
American International Group, Inc.	3.3%
Chevron Corp.	3.0%
Edison International	2.9%
Time Warner, Inc.	2.9%
JPMorgan Chase & Co.	2.9%
Parker Hannifin Corp.	2.7%
Allstate Corp.	2.6%
Apache Corp.	2.6%
Top Ten Total	31.0%
“Ten Largest Holdings” exclude any temporary cash or derivative investments.

14 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2014
SERIES B (LARGE CAP VALUE SERIES)
	Shares	Value

COMMON STOCKS† - 96.6%

FINANCIALS - 26.6%
Wells Fargo & Co.	257,405	$13,529,206
American International Group, Inc.	175,409	9,573,823
JPMorgan Chase & Co.	142,700	8,222,373
Allstate Corp.	127,050	7,460,376
Citigroup, Inc.	148,070	6,974,097
Bank of New York Mellon Corp.	159,960	5,995,301
Reinsurance Group of America, Inc. — Class A	54,950	4,335,555
Bank of America Corp.	235,150	3,614,256
Aon plc	39,490	3,557,654
Franklin Resources, Inc.	50,420	2,916,293
U.S. Bancorp	56,316	2,439,609
CME Group, Inc. — Class A	34,190	2,425,781
Navient Corp.	85,340	1,511,371
Ocwen Financial Corp.*	38,470	1,427,237
NASDAQ OMX Group, Inc.	34,176	1,319,877
Home Loan Servicing Solutions Ltd.	45,449	1,033,056
Total Financials		76,335,865

ENERGY - 19.4%
Chevron Corp.	65,590	8,562,775
Apache Corp.	73,172	7,362,566
Halliburton Co.	82,640	5,868,266
Cameco Corp.	287,870	5,645,131
Phillips 66	59,710	4,802,475
Whiting Petroleum Corp.*	55,520	4,455,479
Marathon Oil Corp.	91,980	3,671,842
Exxon Mobil Corp.	35,790	3,603,337
Patterson-UTI Energy, Inc.	84,170	2,940,900
Suncor Energy, Inc.	63,960	2,726,615
Superior Energy Services, Inc.	71,970	2,600,996
Oasis Petroleum, Inc.*	32,580	1,820,896
ConocoPhillips	20,760	1,779,755
Total Energy		55,841,033

INDUSTRIALS - 12.2%
Parker Hannifin Corp.	62,710	7,884,528
Republic Services, Inc. — Class A	186,980	7,099,630
United Technologies Corp.	54,310	6,270,090
Quanta Services, Inc.*	118,320	4,091,506
URS Corp.	74,240	3,403,904
Covanta Holding Corp.	158,770	3,272,249
General Cable Corp.	71,860	1,843,928
WESCO International, Inc.*	15,960	1,378,625
Total Industrials		35,244,460

CONSUMER STAPLES - 9.7%
CVS Caremark Corp.	129,280	9,743,834
Wal-Mart Stores, Inc.	77,690	5,832,188
Bunge Ltd.	67,940	5,138,982
Mondelez International, Inc. — Class A	132,940	4,999,873
Kraft Foods Group, Inc.	34,863	2,090,037
Total Consumer Staples		27,804,914

INFORMATION TECHNOLOGY - 9.1%
TE Connectivity Ltd.	115,820	7,162,309
Cisco Systems, Inc.	268,800	6,679,679
Computer Sciences Corp.	101,930	6,441,976
FLIR Systems, Inc.	74,160	2,575,577
QUALCOMM, Inc.	27,180	2,152,656
NetApp, Inc.	36,480	1,332,250
Total Information Technology		26,344,447

CONSUMER DISCRETIONARY - 6.3%
Time Warner, Inc.	117,683	8,267,232
DeVry Education Group, Inc.	71,700	3,035,778
Lowe’s Companies, Inc.	60,960	2,925,470
PulteGroup, Inc.	117,680	2,372,429
Kohl’s Corp.	25,230	1,329,116
Time, Inc.*	14,710	356,276
Total Consumer Discretionary		18,286,301

HEALTH CARE - 5.8%
Aetna, Inc.	67,450	5,468,846
Teva Pharmaceutical Industries Ltd. ADR	96,340	5,050,143
Pfizer, Inc.	109,640	3,254,115
UnitedHealth Group, Inc.	36,710	3,001,043
Total Health Care		16,774,147

MATERIALS - 3.8%
Dow Chemical Co.	136,530	7,025,834
Coeur Mining, Inc.*	277,430	2,546,807
Rock-Tenn Co. — Class A	12,576	1,327,900
Total Materials		10,900,541

UTILITIES - 2.9%
Edison International	145,360	8,446,870

TELECOMMUNICATION SERVICES - 0.8%
Windstream Holdings, Inc.	226,832	2,259,247

Total Common Stocks
(Cost $193,088,529)		278,237,825

WARRANTS† - 0.3%
American International Group, Inc.
$45.00, 01/19/21	36,910	981,806
Total Warrants
(Cost $694,721)		981,806

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 15

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	June 30, 2014
SERIES B (LARGE CAP VALUE SERIES)
	Shares	Value

SHORT TERM INVESTMENTS† - 2.7%
Dreyfus Treasury Prime Cash Management Fund	7,667,167	$7,667,167
Total Short Term Investments
(Cost $7,667,167)		7,667,167

Total Investments - 99.6%
(Cost $201,450,417)		$286,886,798
Other Assets & Liabilities, net - 0.4%		1,110,730
Total Net Assets - 100.0%		$287,997,528

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 4.
ADR — American Depositary Receipt
plc — Public Limited Company

16 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SERIES B (LARGE CAP VALUE SERIES)

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
June 30, 2014

Assets:
Investments, at value (cost $201,450,417)	$286,886,798
Cash	4,242
Prepaid expenses	1,984
Receivables:
Securities sold	2,812,361
Dividends	389,085
Fund shares sold	123,307
Foreign taxes reclaim	5,337
Total assets	290,223,114

Liabilities:
Payable for:
Securities purchased	1,915,766
Management fees	153,007
Fund shares redeemed	79,292
Fund accounting/administration fees	22,362
Transfer agent/maintenance fees	4,010
Trustees’ fees*	3,477
Miscellaneous	47,672
Total liabilities	2,225,586
Net assets	$287,997,528

Net assets consist of:
Paid in capital	$198,542,591
Undistributed net investment income	4,339,523
Accumulated net realized loss on investments	(320,967)
Net unrealized appreciation on investments	85,436,381
Net assets	$287,997,528
Capital shares outstanding	7,041,870
Net asset value per share	$40.90

STATEMENT OF OPERATIONS (Unaudited)
Period Ended June 30,2014

Investment Income:
Dividends (net of foreign withholding tax of $15,768)	$2,646,680
Interest	9
Total investment income	2,646,689

Expenses:
Management fees	904,132
Transfer agent/maintenance fees	12,400
Fund accounting/administration fees	132,140
Trustees’ fees*	17,130
Custodian fees	2,132
Miscellaneous	69,200
Total expenses	1,137,134
Net investment income	1,509,555

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	17,694,868
Net realized gain	17,694,868
Net change in unrealized appreciation (depreciation) on:
Investments	2,815,346
Net change in unrealized appreciation (depreciation)	2,815,346
Net realized and unrealized gain	20,510,214
Net increase in net assets resulting from operations	$22,019,769

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 17

SERIES B (LARGE CAP VALUE SERIES)

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended June 30, 2014 (Unaudited)	Year Ended December 31, 2013
Increase (Decrease) in Net Assets from Operations:
Net investment income	$1,509,555	$2,829,968
Net realized gain on investments	17,694,868	31,731,371
Net change in unrealized appreciation (depreciation) on investments	2,815,346	39,490,698
Net increase in net assets resulting from operations	22,019,769	74,052,037

Capital share transactions:
Proceeds from sale of shares	5,306,211	21,372,678
Cost of shares redeemed	(22,855,463)	(58,004,399)
Net decrease from capital share transactions	(17,549,252)	(36,631,721)
Net increase in net assets	4,470,517	37,420,316

Net assets:
Beginning of period	283,527,011	246,106,695
End of period	$287,997,528	$283,527,011
Undistributed net investment income at end of period	$4,339,523	$2,829,968

Capital share activity:
Shares sold	138,178	651,050
Shares redeemed	(593,120)	(1,740,993)
Net decrease in shares	(454,942)	(1,089,943)

18 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SERIES B (LARGE CAP VALUE SERIES)

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended June 30, 2014a	Year Ended December 31, 2013	Year Ended December 31, 2012	Year Ended December 31, 2011	Year Ended December 31, 2010	Year Ended December 31, 2009
Per Share Data
Net asset value, beginning of period	$37.82	$28.66	$24.79	$25.79	$22.20	$17.55
Income (loss) from investment operations:
Net investment income (loss)b	.21	.35	.35	.26	.19	.19
Net gain (loss) on investments (realized and unrealized)	2.87	8.81	3.52	(1.26)	3.40	4.46
Total from investment operations	3.08	9.16	3.87	(1.00)	3.59	4.65
Net asset value, end of period	$40.90	$37.82	$28.66	$24.79	$25.79	$22.20

Total Returnc	8.14%	31.96%	15.61%	(3.88%)	16.17%	26.50%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$287,998	$283,527	$246,107	$249,451	$298,181	$280,473
Ratios to average net assets:
Net investment income (loss)	1.09%	1.05%	1.28%	1.00%	0.81%	1.03%
Total expensesd	0.82%	0.83%	0.83%	0.80%	0.80%	0.81%
Portfolio turnover rate	12%	26%	17%	19%	17%	16%

a	Unaudited figures for the period ended June 30, 2014. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
b	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
c
Total return does not take into account any of the expenses associated with an investment in variable insurance products. If total return had taken into account these expenses, performance would have been lower. Shares of a series of Guggenheim Variable Funds Trust are available only through the purchase of such products.

d	Does not include expenses of the underlying funds in which the Fund invests.

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 19

FUND PROFILE (Unaudited)	June 30, 2014

SERIES C (MONEY MARKET SERIES)

OBJECTIVE: Seeks as high a level of current income as is consistent with preservation of capital by investing in money market securities with varying maturities.

Holdings Diversification (Market Exposure as % of Net Assets)

Inception Date: May 1, 1979

The Fund invests principally in money market instruments such as commercial paper.

20 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2014
SERIES C (MONEY MARKET SERIES)
	Shares	Value

SHORT TERM INVESTMENTS† - 35.4%
Dreyfus Treasury Prime Cash Management Fund	23,833,805	$23,833,805
Total Short Term Investments
(Cost $23,833,805)		23,833,805

	Face Amount
ASSET BACKED SECURITIES†† - 0.2%
Small Business Administration Pools
#503303, 0.75% due 04/25/211	$65,152	65,143
#503295, 0.75% due 04/25/211	43,457	43,450
#502353, 1.00% due 09/25/181	16,665	16,714
Total Asset Backed Securities
(Cost $125,292)		125,307

COMMERCIAL PAPER†† - 64.1%
Westpac Banking Corp.
0.18% due 09/29/142	3,700,000	3,698,407
ING US Funding LLC
0.26% due 08/05/14	2,500,000	2,499,655
0.30% due 10/22/14	740,000	739,480
0.20% due 08/08/14	400,000	399,938
Total ING US Funding LLC		3,639,073
Societe Generale North America, Inc.
0.32% due 07/01/14	3,600,000	3,599,990
Caterpillar Financial Services Corp.
0.09% due 07/01/14	3,500,000	3,499,990
Coca-Cola Co.
0.12% due 07/07/142	1,700,000	1,699,980
0.09% due 08/01/142	1,500,000	1,499,903
0.10% due 08/21/142	300,000	299,955
Total Coca-Cola Co.		3,499,838
American Honda Finance Corp.
0.10% due 08/07/14	2,500,000	2,499,720
0.10% due 07/21/14	1,000,000	999,948
Total American Honda Finance Corp.		3,499,668
Barton Capital LLC
0.18% due 09/02/142	3,500,000	3,499,166
Prudential plc
0.25% due 09/12/142	1,700,000	1,699,374
0.17% due 08/18/142	1,300,000	1,299,726
0.18% due 08/11/142	500,000	499,915
Total Prudential plc		3,499,015
Sheffield Receivables Corp.
0.14% due 07/14/142	2,000,000	1,999,901
0.17% due 09/18/142	1,300,000	1,299,500
Total Sheffield Receivables Corp.		3,299,401
Barclays US Funding LLC
0.28% due 09/02/14	3,000,000	2,999,077
Nestle Capital Corp.
0.10% due 08/21/142	2,000,000	1,999,786
Siemens Capital Company LLC
0.11% due 09/19/142	2,000,000	1,999,307
General Electric Capital Corp.
0.13% due 09/22/14	1,800,000	1,799,572
General RE Corp.
0.11% due 09/10/14	1,300,000	1,299,615
Abbott Laboratories
0.08% due 08/21/142	1,000,000	999,893
BNP Paribas Finance, Inc.
0.20% due 07/07/14	300,000	299,990
0.24% due 10/03/14	100,000	99,948
Total BNP Paribas Finance, Inc.		399,938
Total Commercial Paper
(Cost $43,230,219)		43,231,736

Total Investments - 99.7%
(Cost $67,189,316)		$67,190,848
Other Assets & Liabilities, net - 0.3%		222,812
Total Net Assets - 100.0%		$67,413,660

†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
1	Variable rate security. Rate indicated is rate effective at June 30, 2014.
2	Security is a 144A or Section 4(a)(2) security. The total market value of 144A or Section 4(a)(2) securities is $22,494,813 (cost $22,494,310), or 33.4% of total net assets.
plc — Public Limited Company

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 21

SERIES C (MONEY MARKET SERIES)

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
June 30, 2014

Assets:
Investments, at value (cost $67,189,316)	$67,190,848
Prepaid expenses	612
Receivables:
Fund shares sold	353,680
Investment advisor	13,618
Securities sold	784
Interest	166
Total assets	67,559,708

Liabilities:
Payable for:
Fund shares redeemed	80,267
Management fees	28,186
Direct shareholders expense	19,075
Fund accounting/administration fees	5,355
Transfer agent/maintenance fees	2,625
Trustees’ fees*	1,199
Miscellaneous	9,341
Total liabilities	146,048
Net assets	$67,413,660

Net assets consist of:
Paid in capital	$67,560,778
Accumulated net investment loss	(148,650)
Accumulated net realized gain on investments	—
Net unrealized appreciation on investments	1,532
Net assets	$67,413,660
Capital shares outstanding	5,082,511
Net asset value per share	$13.26

STATEMENT OF OPERATIONS (Unaudited)
Period Ended June 30, 2014

Investment Income:
Interest	$42,794
Total investment income	42,794

Expenses:
Management fees	184,309
Transfer agent/maintenance fees	12,145
Fund accounting/administration fees	35,018
Trustees’ fees*	5,068
Custodian fees	272
Miscellaneous	33,519
Total expenses	270,331
Less:
Expenses waived by Advisor	(78,887)
Net expenses	191,444
Net investment loss	(148,650)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss)	—
Net change in unrealized appreciation (depreciation) on:
Investments	(139)
Net change in unrealized appreciation (depreciation)	(139)
Net realized and unrealized loss	(139)
Net decrease in net assets resulting from operations	$(148,789)

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

22 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SERIES C (MONEY MARKET SERIES)

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended June 30, 2014 (Unaudited)	Year Ended December 31, 2013
Increase (Decrease) in Net Assets from Operations:
Net investment loss	$(148,650)	$(395,179)
Net realized gain on investments	—	1,246
Net change in unrealized appreciation (depreciation) on investments	(139)	(1,813)
Net decrease in net assets resulting from operations	(148,789)	(395,746)

Capital share transactions:
Proceeds from sale of shares	24,364,884	99,294,222
Cost of shares redeemed	(33,106,646)	(95,965,272)
Net increase (decrease) from capital share transactions	(8,741,762)	3,328,950
Net increase (decrease) in net assets	(8,890,551)	2,933,204

Net assets:
Beginning of period	76,304,211	73,371,007
End of period	$67,413,660	$76,304,211
Accumulated net investment loss/Undistributed net investment income at end of period	$(148,650)	$—

Capital share activity:
Shares sold	1,834,387	7,454,058
Shares redeemed	(2,493,320)	(7,205,162)
Net increase (decrease) in shares	(658,933)	248,896

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 23

SERIES C (MONEY MARKET SERIES)

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended June 30, 2014a	Year Ended December 31, 2013		Year Ended December 31, 2012		Year Ended December 31, 2011	Year Ended December 31, 2010		Year Ended December 31, 2009
Per Share Data
Net asset value, beginning of period	$13.29	$13.36		$13.43		$13.50	$13.56		$13.61
Income (loss) from investment operations:
Net investment income (loss)b	(.03)	(.07)		(.07)		(.08)	(.06)		(.03)
Net gain (loss) on investments (realized and unrealized)	—	(—	)f	(—	)f	.01	(—	)f	(.02)
Total from investment operations	(.03)	(.07)		(.07)		(.07)	(.06)		(.05)
Net asset value, end of period	$13.26	$13.29		$13.36		$13.43	$13.50		$13.56

Total Returnc	(0.23%)	(0.52%)		(0.52%)		(0.52%)	(0.44%)		(0.37%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$67,414	$76,304		$73,371		$108,617	$106,191		$153,262
Ratios to average net assets:
Net investment income (loss)	(0.40%)	(0.50%)		(0.53%)		(0.57%)	(0.46%)		(0.23%)
Total expenses	0.73%	0.71%		0.71%		0.70%	0.70%		0.67%
Net expensesd,e	0.52%	0.64%		0.71%		0.70%	0.70%		0.67%
Portfolio turnover rate	—	—		—		—	—		—

a	Unaudited figures for the period ended June 30, 2014. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
b	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
c
Total return does not take into account any of the expenses associated with an investment in variable insurance products. If total return had taken into account these expenses, performance would have been lower. Shares of a series of Guggenheim Variable Funds Trust are available only through the purchase of such products.

d	Net expense information reflects the expense ratios after expense waivers and includes extraordinary expenses.
e	Excluding extraordinary expenses, the operating expense ratio for the period ended would be:

06/30/14	12/31/13
0.50%	0.63%

f	Less than $0.01 per share

24 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

FUND PROFILE (Unaudited)	June 30, 2014

SERIES D (WORLD EQUITY INCOME SERIES)

OBJECTIVE: Seeks to provide total return, comprised of capital appreciation and income.

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Date: April 19, 1984

Ten Largest Holdings (% of Total Net Assets)
WellPoint, Inc.	2.2%
Eli Lilly & Co.	2.2%
ConocoPhillips	2.1%
Altria Group, Inc.	2.0%
General Mills, Inc.	2.0%
Banco Santander S.A.	2.0%
NTT DOCOMO, Inc.	2.0%
Lockheed Martin Corp.	1.9%
SSE plc	1.9%
Telstra Corporation Ltd.	1.8%
Top Ten Total	20.1%
“Ten Largest Holdings” exclude any temporary cash or derivative investments.

INVESTMENT CONCENTRATION
At June 30, 2014, the investment diversification of the series by country was as follows:

Country	% of Net Assets	Value
United States	46.9%	$94,083,709
Japan	10.5%	20,943,295
Australia	10.0%	20,140,456
Canada	5.8%	11,631,073
Britain	3.6%	7,262,056
Germany	2.5%	5,004,857
Hong Kong	2.4%	4,820,712
France	2.4%	4,817,705
Other	15.4%	30,792,226
Total Investments	99.5%	$199,496,089

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 25

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2014
SERIES D (WORLD EQUITY INCOME SERIES)
	Shares	Value

COMMON STOCKS† - 98.6%

FINANCIALS - 18.7%
Banco Santander S.A.	378,900	$3,958,386
Swedbank AB — Class A	103,400	2,742,123
National Australia Bank Ltd.	84,700	2,618,196
Annaly Capital Management, Inc.	203,200	2,322,576
People’s United Financial, Inc.	151,600	2,299,772
Stockland	586,200	2,144,803
Bendigo and Adelaide Bank Ltd.	178,900	2,058,164
American Capital Agency Corp.	87,500	2,048,375
New York Community Bancorp, Inc.	126,500	2,021,470
Friends Life Group Ltd.	369,800	1,995,686
Insurance Australia Group Ltd.	348,000	1,916,469
CFS Retail Property Trust Group	931,100	1,791,168
Aozora Bank Ltd.	495,600	1,629,008
Hannover Rueck SE	18,000	1,621,935
Bank of Queensland Ltd.1	130,616	1,501,447
Admiral Group plc	47,200	1,250,588
CNP Assurances	47,700	990,117
HCP, Inc.	22,900	947,602
ASX Ltd.	23,600	793,158
ICAP plc	95,800	622,925
Total Financials		37,273,968

INDUSTRIALS - 13.9%
Lockheed Martin Corp.	24,200	3,889,667
Raytheon Co.	39,200	3,616,200
ITOCHU Corp.	272,700	3,501,951
Mitsui & Company Ltd.	185,200	2,968,757
Sumitomo Corp.	201,500	2,720,877
Northrop Grumman Corp.	21,000	2,512,230
Delta Air Lines, Inc.	57,700	2,234,144
L-3 Communications Holdings, Inc.	16,000	1,932,000
Mitsubishi Corp.	67,400	1,401,755
Auckland International Airport Ltd.1	322,491	1,101,085
Bouygues S.A.	25,300	1,052,738
Marubeni Corp.	117,400	858,685
TNT Express N.V.	89	805
Total Industrials		27,790,894

TELECOMMUNICATION SERVICES - 13.0%
NTT DOCOMO, Inc.	231,400	3,956,024
Telstra Corporation Ltd.	739,000	3,630,713
Deutsche Telekom AG	165,800	2,905,785
Windstream Holdings, Inc.	236,900	2,359,524
Elisa Oyj	73,400	2,245,165
Belgacom S.A.	65,300	2,166,832
Frontier Communications Corp.	357,100	2,085,464
Telecom Corporation of New Zealand Ltd.	847,000	1,987,271
Bezeq The Israeli Telecommunication Corporation Ltd.	912,700	1,710,232
Swisscom AG	2,300	1,337,043
CenturyLink, Inc.	28,600	1,035,320
StarHub Ltd.	189,200	632,735
Total Telecommunication Services		26,052,108

UTILITIES - 12.3%
SSE plc	142,100	3,811,223
GDF Suez	107,600	2,962,002
Entergy Corp.	32,000	2,626,880
TransAlta Corp.	171,400	2,101,037
Cheung Kong Infrastructure Holdings Ltd.	288,600	1,990,306
PPL Corp.	54,500	1,936,385
CLP Holdings Ltd.	232,700	1,909,543
Duke Energy Corp.	23,800	1,765,722
Southern Co.	38,700	1,756,206
Pepco Holdings, Inc.	38,500	1,057,980
Consolidated Edison, Inc.	18,200	1,050,868
Power Assets Holdings Ltd.	105,000	917,856
Enagas S.A.	26,800	862,326
Total Utilities		24,748,334

ENERGY - 10.4%
ConocoPhillips	48,200	4,132,186
Seadrill Ltd.	62,000	2,459,267
Baytex Energy Corp.1	53,200	2,455,461
Canadian Oil Sands Ltd.1	95,200	2,157,290
Transocean Ltd.	42,700	1,919,350
TonenGeneral Sekiyu K.K.	183,900	1,746,242
Noble Corporation plc	47,000	1,577,320
Pengrowth Energy Corp.1	186,200	1,334,923
Diamond Offshore Drilling, Inc.	21,500	1,067,045
Penn West Petroleum Ltd.	104,100	1,016,562
Williams Companies, Inc.	16,800	977,928
Total Energy		20,843,574

CONSUMER STAPLES - 9.3%
Altria Group, Inc.	94,600	3,967,523
General Mills, Inc.	75,500	3,966,770
Kimberly-Clark Corp.	24,200	2,691,524
Dr Pepper Snapple Group, Inc.	40,800	2,390,064
Woolworths Ltd.	58,600	1,946,242
Safeway, Inc.	35,000	1,201,900
Metcash Ltd.	465,100	1,157,871
Wesfarmers Ltd.	23,800	939,028
Coca-Cola Amatil Ltd.	50,000	446,037
Total Consumer Staples		18,706,959

HEALTH CARE - 8.9%
WellPoint, Inc.	40,900	4,401,249
Eli Lilly & Co.	69,400	4,314,598
Cardinal Health, Inc.	41,300	2,831,528
Pfizer, Inc.	60,400	1,792,672
Coloplast A/S — Class B	14,400	1,302,229
UnitedHealth Group, Inc.	11,200	915,600

26 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	June 30, 2014
SERIES D (WORLD EQUITY INCOME SERIES)
	Shares	Value

AmerisourceBergen Corp. — Class A	11,800	$857,388
Humana, Inc.	6,700	855,724
Amgen, Inc.	5,200	615,524
Total Health Care		17,886,512

CONSUMER DISCRETIONARY - 5.0%
Ford Motor Co.	142,400	2,454,976
Darden Restaurants, Inc.	39,700	1,836,919
Sankyo Company Ltd.	35,300	1,357,156
Shaw Communications, Inc. — Class B	47,200	1,210,245
Target Corp.	20,700	1,199,565
Kohl’s Corp.	21,100	1,111,548
Singapore Press Holdings Ltd.	268,600	898,270
Total Consumer Discretionary		10,068,679

INFORMATION TECHNOLOGY - 3.9%
Intel Corp.	81,700	2,524,530
Apple, Inc.	24,300	2,258,199
Seagate Technology plc	32,900	1,869,378
Leidos Holdings, Inc.	18,900	724,626
Avnet, Inc.	9,300	412,083
Total Information Technology		7,788,816

MATERIALS - 3.2%
Avery Dennison Corp.	40,000	2,050,000
Dow Chemical Co.	31,000	1,595,260
International Paper Co.	28,500	1,438,395
Agnico Eagle Mines Ltd.	35,400	1,355,554
Total Materials		6,439,209

Total Common Stocks
(Cost $179,979,491)		197,599,053

SHORT TERM INVESTMENTS† - 0.9%
Goldman Sachs Financial Square Funds - Treasury Instruments Fund	1,897,036	1,897,036
Total Short Term Investments
(Cost $1,897,036)		1,897,036

Total Investments - 99.5%
(Cost $181,876,527)		$199,496,089
Other Assets & Liabilities, net - 0.5%		976,619
Total Net Assets - 100.0%		$200,472,708

†	Value determined based on Level 1 inputs — See Note 4.
1	Illiquid security.
plc — Public Limited Company

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 27

SERIES D (WORLD EQUITY INCOME SERIES)

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
June 30, 2014

Assets:
Investments, at value (cost $181,876,527)	$199,496,089
Foreign currency, at value (cost $64,625)	64,295
Cash	174,474
Prepaid expenses	1,328
Receivables:
Dividends	610,341
Fund shares sold	337,653
Foreign taxes reclaim	254,447
Total assets	200,938,627

Liabilities:
Payable for:
Fund shares redeemed	226,305
Management fees	114,870
Custodian fees	57,040
Fund accounting/administration fees	24,615
Transfer agent/maintenance fees	4,014
Trustees’ fees*	2,760
Miscellaneous	36,315
Total liabilities	465,919
Net assets	$200,472,708

Net assets consist of:
Paid in capital	$231,067,883
Undistributed net investment income	8,463,680
Accumulated net realized loss on investments and foreign currency	(56,682,547)
Net unrealized appreciation on investments and foreign currency	17,623,692
Net assets	$200,472,708
Capital shares outstanding	15,093,347
Net asset value per share	$13.28

STATEMENT OF OPERATIONS (Unaudited)
Period Ended June 30, 2014

Investment Income:
Dividends (net of foreign withholding tax of $534,532)	$4,404,187
Total investment income	4,404,187

Expenses:
Management fees	668,173
Transfer agent/maintenance fees	12,400
Fund accounting/administration fees	143,180
Custodian fees	28,635
Trustees’ fees*	10,131
Tax expense	105
Miscellaneous	123,083
Total expenses	985,707
Net investment income	3,418,480

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	6,453,308
Foreign currency	(30,365)
Net realized gain	6,422,943
Net change in unrealized appreciation (depreciation) on:
Investments	9,763,204
Foreign currency	(601)
Net change in unrealized appreciation (depreciation)	9,762,603
Net realized and unrealized gain	16,185,546
Net increase in net assets resulting from operations	$19,604,026

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

28 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SERIES D (WORLD EQ3UITY INCOME SERIES)

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended June 30, 2014 (Unaudited)	Year Ended December 31, 2013
Increase (Decrease) in Net Assets from Operations:
Net investment income	$3,418,480	$4,738,479
Net realized gain on investments and foreign currency	6,422,943	20,668,997
Net change in unrealized appreciation (depreciation) on investments and foreign currency	9,762,603	7,871,299
Net increase in net assets resulting from operations	19,604,026	33,278,775

Capital share transactions:
Proceeds from sale of shares	3,815,393	10,130,604
Cost of shares redeemed	(16,540,908)	(35,047,932)
Net decrease from capital share transactions	(12,725,515)	(24,917,328)
Net increase in net assets	6,878,511	8,361,447

Net assets:
Beginning of period	193,594,197	185,232,750
End of period	$200,472,708	$193,594,197
Undistributed net investment income at end of period	$8,463,680	$5,045,200

Capital share activity:
Shares sold	301,080	918,433
Shares redeemed	(1,345,689)	(3,199,531)
Net decrease in shares	(1,044,609)	(2,281,098)

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 29

SERIES D (WORLD EQUITY INCOME SERIES)

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended June 30, 2014a	Year Ended December 31, 2013	Year Ended December 31, 2012	Year Ended December 31, 2011	Year Ended December 31, 2010	Year Ended December 31, 2009
Per Share Data
Net asset value, beginning of period	$12.00	$10.06	$8.63	$10.25	$8.86	$7.40
Income (loss) from investment operations:
Net investment income (loss)b	.22	.28	.19	.12	.04	.09
Net gain (loss) on investments (realized and unrealized)	1.06	1.66	1.24	(1.74)	1.35	1.37
Total from investment operations	1.28	1.94	1.43	(1.62)	1.39	1.46
Net asset value, end of period	$13.28	$12.00	$10.06	$8.63	$10.25	$8.86

Total Returnc	10.67%	19.28%	16.57%	(15.80%)	15.69%	19.73%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$200,473	$193,594	$185,233	$185,747	$269,645	$270,081
Ratios to average net assets:
Net investment income (loss)	3.58%	2.50%	2.03%	1.23%	0.49%	1.12%
Total expensesd	1.03%	1.14%	1.17%	1.21%	1.26%	1.27%
Portfolio turnover rate	63%	150%	36%	171%	283%	317%

a	Unaudited figures for the period ended June 30, 2014. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
b	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
c
Total return does not take into account any of the expenses associated with an investment in variable insurance products. If total return had taken into account these expenses, performance would have been lower. Shares of a series of Guggenheim Variable Funds Trust are available only through the purchase of such products.

d	Does not include expenses of the underlying funds in which the Fund invests.

30 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

FUND PROFILE (Unaudited)	June 30, 2014

SERIES E (TOTAL RETURN BOND SERIES)

OBJECTIVE: Seeks to provide total return, comprised of current income and capital appreciation.

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Date: April 26, 1985

Ten Largest Holdings (% of Total Net Assets)
Willis Engine Securitization Trust II — Class A	2.2%
Cypress School District	1.9%
Northwoods Capital VIII Ltd. — Class D	1.8%
Prudential Financial, Inc.	1.7%
Argent Securities Incorporated Asset-Backed Pass-Through Certificates Series — Class A2D	1.6%
Commercial Mortgage Pass through Certificates	1.6%
JPMorgan Chase & Co.	1.5%
T2 Income Fund CLO Ltd. — Class C	1.5%
ALM VII R-2 Ltd. — Class B	1.3%
Emerald Aviation Finance Ltd. — Class A	1.3%
Top Ten Total	16.4%
“Ten Largest Holdings” exclude any temporary cash or derivative investments.

Portfolio Composition by Quality Rating*
Rating
Fixed Income Instruments
AAA	0.8%
AA	16.6%
A	22.1%
BBB	31.5%
BB	3.4%
B	11.9%
CCC	4.5%
CC	0.4%
NR	3.6%
Other Instruments
Preferred Stocks	3.5%
Short Term Investments	1.4%
Unit Investment Trusts	0.2%
Options Purchased	0.1%
Options Written	0.0%
Total Investments	100.0%
The chart above reflects percentages of the value of total investments.

*
Source: Factset. Credit quality ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). All rated securities have been rated by Moody’s, Standard & Poor’s (“S&P”), or Fitch, which are all a Nationally Recognized Statistical Rating Organization (“NRSRO”). For purposes of this presentation, when ratings are available from more than one agency, the highest rating is used. Guggenheim Investments has converted Moody’s and Fitch ratings to the equivalent S&P rating. Unrated securities do not necessarily indicate low credit quality. Security ratings are determined at the time of purchase and may change thereafter.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 31

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2014
SERIES E (TOTAL RETURN BOND SERIES)
	Shares	Value

PREFERRED STOCKS - 3.7%
Aspen Insurance Holdings Ltd.
5.95% due 07/01/23†,3	40,000	$996,000
Goldman Sachs Group, Inc.
5.50% due 05/10/23†,3	21,450	525,525
Seaspan Corp.
6.38% due 04/30/19*,†	18,000	459,900
Wells Fargo & Co.
5.85%†,2,3	15,000	389,100
Morgan Stanley
7.13%†,2,3	10,000	278,700
Woodbourne Capital Trust I
0.01%†††,1,2,3	300,000	165,420
Woodbourne Capital Trust III
0.01%†††,1,2,3	300,000	165,420
Woodbourne Capital Trust II
0.01%†††,1,2,3	300,000	165,420
Woodbourne Capital Trust IV
0.01%†††,2,3	300,000	165,420
AgriBank FCB
6.88% †,2,3	1,500	159,375
City National Corp.
6.75% †,2,3	4,000	111,120
Total Preferred Stocks
(Cost $4,047,241)		3,581,400

UNIT INVESTMENT TRUSTS† - 0.2%
Rescap Liquidating Trust	9,655	148,784
Total Unit Investment Trusts
(Cost $487,486)		148,784

SHORT TERM INVESTMENTS† - 1.5%
Dreyfus Treasury Prime Cash Management Fund	1,461,685	1,461,685
Total Short Term Investments
(Cost $1,461,685)		1,461,685

	Face Amount
ASSET BACKED SECURITIES†† - 48.3%
Willis Engine Securitization Trust II
2012-A, 5.50% due 09/15/37†††,1	$2,085,586	2,120,624
Northwoods Capital VIII Ltd.
2007-8A, 2.23% due 07/28/221,2	1,750,000	1,693,125
Argent Securities Incorporated Asset-Backed Pass-Through Certificates Series
2005-W3, 0.49% due 11/25/352	1,654,735	1,562,917
Emerald Aviation Finance Ltd.
2013-1, 4.65% due 10/15/381	1,197,917	1,212,891
2013-1, 6.35% due 10/15/381	239,583	243,776
Castlelake Aircraft Securitization Trust
2014-1, 5.25% due 02/15/29†††	963,000	966,659
2014-1, 7.50% due 02/15/29†††	481,500	482,078
T2 Income Fund CLO Ltd.
2007-1A, 1.73% due 07/15/191,2	1,450,000	1,410,125
ALM VII R-2 Ltd.
2013-7R2A, 2.83% due 04/24/241,2	1,250,000	1,226,875
CKE Restaurant Holdings, Inc.
2013-1A, 4.47% due 03/20/431	1,128,438	1,159,035
Grayson CLO Ltd.
2006-1A, 0.64% due 11/01/211,2	1,250,000	1,158,875
Copper River CLO Ltd.
2007-1A, 0.00% due 01/20/211,2	600,000	680,160
2007-1A, 0.63% due 01/20/211,2	500,000	478,200
Telos CLO 2007-2 Ltd.
2007-2A, 2.43% due 04/15/221,2	1,100,000	1,045,880
Great Lakes CLO 2012-1 Ltd.
2012-1A, 4.33% due 01/15/231,2	1,000,000	1,008,900
Garanti Diversified Payment Rights Finance Co.
2007-A, 0.41% due 07/09/17†††	1,040,000	990,704
Telos CLO Ltd.
2013-3A, 3.23% due 01/17/241,2	1,000,000	983,600
GSAA Trust
2005-10, 0.80% due 06/25/352	1,050,000	982,447
KKR Financial CLO 2007-1 Ltd.
2007-1A, 2.47% due 05/15/211,2	1,000,000	980,800
RAIT CRE CDO I Ltd.
2006-1X, 0.48% due 11/20/46†††,2	1,044,288	923,150
Turbine Engines Securitization Ltd.
2013-1A, 5.13% due 12/13/48†††,1	879,614	881,197
N-Star Real Estate CDO IX Ltd.
0.44% due 02/01/417	926,332	879,738
Gramercy Real Estate CDO 2007-1 Ltd.
2007-1A, 0.50% due 08/15/561,2	948,059	820,924
Rockwall CDO II Ltd.
2007-1A, 0.78% due 08/01/241,2	900,000	793,800
Acis CLO 2013-2 Ltd.
3.44% due 10/14/221,2	750,000	746,550
ARES XII CLO Ltd.
2007-12A, 3.48% due 11/25/201,2	750,000	743,700
MCF CLO I LLC
2013-1A, 3.78% due 04/20/231,2	750,000	741,525
ICE EM CLO
2007-1A, 0.93% due 08/15/221,2	750,000	706,875
West Coast Funding Ltd.
2006-1A, 0.38% due 11/02/411,2	631,870	611,524
Ivy Hill Middle Market Credit Fund VII Ltd.
2013-7A, 3.68% due 10/20/251,2	600,000	594,900
Black Diamond CLO 2012-1 Ltd.
2013-1A, 3.48% due 02/01/231,2	550,000	550,000

32 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2014
SERIES E (TOTAL RETURN BOND SERIES)

	Face Amount	Value

Structured Asset Securities Corporation Mortgage Loan Trust
2006-OPT1, 0.41% due 04/25/362	$600,000	$535,736
Babson CLO Ltd.
2014-IA, 0.00% due 07/12/25†††,1	550,000	522,500
Icon Brands Holdings LLC
2013-1A, 4.35% due 01/25/43†††,1	517,525	521,044
KKR Financial CLO 2007-A Corp.
2007-AA, 4.73% due 10/15/171,2	500,000	501,950
Newstar Trust
2012-2A, 3.49% due 01/20/231,2	500,000	501,100
Dryden Senior Loan Fund
2014-23RA, 3.18% due 07/17/231,2	500,000	500,000
Apidos CDO IX
2012-9A, 3.98% due 07/15/231,2	500,000	500,000
KKR CLO Trust
2012-1A, 3.53% due 12/15/241,2	500,000	496,300
OCP CLO 2014-6 Ltd.
2014-6A, 2.31% due 07/17/261,2	500,000	493,850
Fortress Credit Opportunities III CLO, LP
2014-3A, 2.73% due 04/28/261,2	300,000	294,000
2014-3A, 3.48% due 04/28/261,2	200,000	199,060
Centerline REIT, Inc.
2004-RR3, 4.76% due 09/21/451,2	477,397	485,752
MCF CLO III LLC
2014-3A, 3.21% due 01/20/241,2	500,000	476,350
Triton Container Finance LLC
2012-1A, 4.21% due 05/14/271	475,000	475,000
Golub Capital Partners Fundings Ltd.
2007-1A, 0.98% due 03/15/221,2	500,000	474,000
N-Star REL CDO VIII Ltd.
2006-8A, 0.51% due 02/01/411,2	500,000	446,900
Wachovia Asset Securitization Issuance II LLC 2007-HE1 Trust
2007-HE1, 0.29% due 07/25/371,2	530,224	443,458
Lehman XS Trust
2007-9, 0.27% due 06/25/372	465,487	411,278
FREMF 2012-K501 Mortgage Trust
2012-K501, 3.61% due 11/25/461,2	400,000	410,387
Acis CLO 2013-1 Ltd.
2013-1A, 3.18% due 04/18/241,2	400,000	391,920
Spirit Master Funding LLC
2014-3A, 5.74% due 03/20/221	267,979	296,197
2014-2A, 5.76% due 03/20/221	81,722	90,353
Eastland CLO Ltd.
2007-1A, 0.63% due 05/01/221,2	400,000	372,320
CIT Mortgage Loan Trust
2007-1, 1.60% due 10/25/371,2	400,000	369,851
UCFC Manufactured Housing Contract
1997-2, 7.38% due 10/15/28	334,831	365,976
Halcyon Loan Advisors Funding 2012-2 Ltd.
2012-2A, 4.73% due 12/20/241,2	350,000	351,365
Cerberus Offshore Levered I, LP
2012-1A, 4.98% due 11/30/181,2	350,000	349,755
Newstar Commercial Loan Funding 2013-1 LLC
2013-1A, 4.78% due 09/20/231,2	350,000	347,620
Northwoods Capital VII Ltd.
2006-7A, 1.78% due 10/22/211,2	350,000	336,525
Saxon Asset Securities Trust
2005-4, 0.59% due 11/25/372	350,000	300,878
DIVCORE CLO Ltd.
2013-1A B, 4.05% due 11/15/32	300,000	300,000
Salus CLO 2012-1 Ltd.
2013-1AN, 3.98% due 03/05/211,2	300,000	299,310
GreenPoint Mortgage Funding Trust
2005-HE4, 0.86% due 07/25/302	300,000	278,830
Westwood CDO I Ltd.
2007-1A, 0.90% due 03/25/211,2	300,000	278,010
TICC CLO 2012-1 LLC
2012-1A, 4.98% due 08/25/231,2	250,000	251,150
Ivy Hill Middle Market Credit Fund Ltd.
2011-3A, 6.23% due 01/15/221,2	250,000	251,050
Drug Royalty II Limited Partnership 2
2014-1, 3.08% due 07/15/231,2	250,000	250,000
Great Lakes CLO 2014-1 Ltd.
2014-1A, 3.92% due 04/15/25†††,1,2	250,000	249,975
Anchorage Capital CLO 4 Ltd.
2014-4A, 2.44% due 07/28/26†††,1,2	250,000	249,675
Golub Capital Partners CLO 17 Ltd.
2013-17A, 4.06% due 10/25/251,2	250,000	249,075
Gallatin CLO VII 2014-1 Ltd.
2014-1A, 3.06% due 07/15/231,2	250,000	248,700
Garrison Funding 2013-2 Ltd.
2013-2A, 3.63% due 09/25/231,2	250,000	247,375
ALM XIV Ltd.
2014-14A, 3.18% due 07/28/261,2	250,000	246,500
NewStar Arlington Senior Loan Program LLC
2014-1A, 3.53% due 07/25/251,2	250,000	244,350
Venture XIV CLO Ltd.
2013-14A, 2.98% due 08/28/251,2	250,000	241,575
Carlyle Global Market Strategies CLO 2012-3 Ltd.
2012-3A, 0.00% due 10/04/241	250,000	235,175
STORE Master Funding LLC
2013-2A, 4.37% due 07/20/431	98,650	101,935
2013-1A, 4.16% due 03/20/431	98,060	99,840
GSAA Home Equity Trust
2007-7, 0.42% due 07/25/372	215,081	185,079
Genesis Funding Ltd.
2006-1A, 0.40% due 12/19/321,2	179,326	172,153
New Century Home Equity Loan Trust Series
2005-1, 0.87% due 03/25/352	161,590	139,830
Credit-Based Asset Servicing and Securitization LLC
2005-CB5, 0.41% due 08/25/352	46,936	46,711

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 33

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2014
SERIES E (TOTAL RETURN BOND SERIES)

	Face Amount	Value

First Frankin Mortgage Loan Trust
2006-FF1, 0.49% due 01/25/362	$50,000	$43,651
Newcastle CDO IX 1 Ltd.
2007-9A, 0.41% due 05/25/521,2	36,072	36,072
Total Asset Backed Securities
(Cost $45,488,367)		46,589,000

CORPORATE BONDS†† - 28.6%
FINANCIALS - 17.1%
JPMorgan Chase & Co.
5.15% due 12/31/492,3	1,500,000	1,438,124
5.00% due 12/29/492,3	250,000	249,074
Prudential Financial, Inc.
5.63% due 06/15/432,4	1,500,000	1,604,519
Fifth Third Bancorp
5.10% due 12/31/492,3	870,000	835,853
4.90% due 12/29/492,3	500,000	497,275
Susquehanna Bancshares, Inc.
5.38% due 08/15/22	1,100,000	1,157,828
EPR Properties
5.25% due 07/15/234	1,000,000	1,040,261
5.75% due 08/15/22	100,000	108,646
General Electric Capital Corp.
5.25% due 06/29/492,3	750,000	758,438
7.13% due 12/29/492,3	230,000	271,446
AmTrust Financial Services, Inc.
6.13% due 08/15/231	1,000,000	1,012,380
Lancashire Holdings Ltd.
5.70% due 10/01/221	700,000	779,393
Icahn Enterprises Limited Partnership / Icahn Enterprises Finance Corp.
6.00% due 08/01/20	700,000	749,875
StanCorp Financial Group, Inc.
5.00% due 08/15/22	600,000	640,096
Credit Suisse AG
6.50% due 08/08/231	500,000	555,000
ACC Group Housing LLC
6.35% due 07/15/541	250,000	253,850
3.50% due 07/15/181	250,000	250,200
National Rural Utilities Cooperative Finance Corp.
4.75% due 04/30/432	500,000	492,055
Citigroup, Inc.
5.35% due 05/29/492,3	310,000	297,406
6.30% due 12/29/492,3	160,000	163,000
Leucadia National Corp.
5.50% due 10/18/23	400,000	424,890
Bank of New York Mellon Corp.
4.50% due 12/31/492,3	440,000	409,200
Pacific Northwest Communities LLC
5.91% due 06/15/501	400,000	404,776
Customers Bank
6.13% due 06/26/291,2	400,000	400,000
Wilton Re Finance LLC
5.88% due 03/30/331,2	375,000	390,938
Royal Bank of Scotland Group plc
5.13% due 05/28/24	300,000	304,620
Allstate Corp.
5.75% due 08/15/532,4	250,000	268,514
CIC Receivables Master Trust
4.89% due 10/07/21†††	200,000	202,320
Assured Guaranty US Holdings, Inc.
5.00% due 07/01/24	200,000	198,809
M&T Bank Corp.
6.45% due 12/29/492,3	150,000	159,938
Cadence Bank North America
6.25% due 06/28/292	150,000	151,380
Cadence Financial Corp.
4.88% due 06/28/191	100,000	100,350
Total Financials		16,570,454

CONSUMER DISCRETIONARY - 3.3%
Hawaiian Airlines 2013-1 Class A Pass Through Certificates
3.90% due 01/15/26	800,000	796,000
Sabre GLBL, Inc.
8.50% due 05/15/191	600,000	666,000
Northern Group Housing LLC
6.80% due 08/15/531	600,000	659,286
Continental Airlines 2012-2 Class B Pass Through Trust
5.50% due 10/29/20	380,441	397,560
GRD Holdings III Corp.
10.75% due 06/01/191	250,000	280,000
QVC, Inc.
7.38% due 10/15/201	250,000	268,357
Continental Airlines 2012-1 Class B Pass Through Trust
6.25% due 04/11/20	112,331	122,441
Total Consumer Discretionary		3,189,644

MATERIALS - 2.9%
Newcrest Finance Pty Ltd.
4.20% due 10/01/221,4	1,100,000	1,025,108
4.45% due 11/15/211	500,000	488,738
AngloGold Ashanti Holdings plc
5.13% due 08/01/22	1,050,000	1,024,147
Yamana Gold, Inc.
4.95% due 07/15/241	250,000	251,644
Total Materials		2,789,637

ENERGY - 2.6%
Legacy Reserves Limited Partnership / Legacy Reserves Finance Corp.
8.00% due 12/01/20	1,100,000	1,182,500

34 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2014
SERIES E (TOTAL RETURN BOND SERIES)

	Face Amount	Value

BreitBurn Energy Partners Limited Partnership / BreitBurn Finance Corp.
7.88% due 04/15/22	$550,000	$595,375
Eagle Rock Energy Partners Limited Partnership / Eagle Rock Energy Finance Corp.
8.38% due 06/01/19	415,000	448,200
Midstates Petroleum Company Incorporated / Midstates Petroleum Co LLC
10.75% due 10/01/20	160,000	181,600
Crestwood Midstream Partners Limited Partnership / Crestwood Midstream Finance Corp.
7.75% due 04/01/19	110,000	117,975
Penn Virginia Resource Partners Limited Partnership / Penn Virginia Resource Finance Corp.
8.38% due 06/01/20	20,000	22,625
Total Energy		2,548,275

INDUSTRIALS - 1.7%
Chicago Bridge & Iron Co.
5.15% due 12/27/22†††,7	750,000	769,875
SBM Baleia Azul Sarl
5.50% due 09/15/27†††,7	466,100	468,337
Xefin Lux SCA
4.06% due 06/01/191,2	200,000	274,526
Prosight Global Inc.
7.50% due 11/26/20†††,7	100,000	101,370
Total Industrials		1,614,108

TELECOMMUNICATION SERVICES - 0.7%
Avaya, Inc.
7.00% due 04/01/191	650,000	650,000

INFORMATION TECHNOLOGY - 0.3%
First Data Corp.
8.75% due 01/15/221	250,000	275,938

Total Corporate Bonds
(Cost $27,035,131)		27,638,056

COLLATERALIZED MORTGAGE OBLIGATIONS†† - 10.6%
Commercial Mortgage Pass Through Certificates
2014-KYO, 2.50% due 06/11/271,2	1,500,000	1,500,000
Alternative Loan Trust
2003-18CB, 5.25% due 09/25/33	1,077,987	1,120,505
CSMC Series 2014-ICE
2.40% due 04/15/271,2	1,000,000	1,003,799
Boca Hotel Portfolio Trust
2013-BOCA, 3.20% due 08/15/261,2	1,000,000	1,002,856
Hilton USA Trust
2013-HLT, 4.41% due 11/05/301	950,000	983,729
BBCMS Trust
2013-TYSN, 3.71% due 09/05/321	900,000	862,419
Motel 6 Trust
2012-MTL6, 3.78% due 10/05/251	450,000	456,906
Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2006-AR9 Trust
2006-AR9, 0.96% due 11/25/462	651,394	449,281
Luminent Mortgage Trust
2006-2, 0.35% due 02/25/462	587,528	443,270
Chase Mortgage Finance Trust Series
2006-S3, 6.00% due 11/25/36	475,787	423,441
SRERS-2011 Funding Ltd.
2011-RS, 0.40% due 05/09/461,2	355,388	333,745
Sequoia Mortgage Trust
2013-5, 2.50% due 05/25/431,2	330,166	308,860
Nomura Resecuritization Trust
2012-1R, 0.59% due 08/27/471,2	312,354	288,209
Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2006-8 Trust
2006-8, 5.76% due 10/25/36	353,876	267,312
Credit Suisse Mortgage Capital Certificates
2006-TF2A, 0.55% due 10/15/211,2	250,000	242,644
GMAC Commercial Mortgage Asset Corp.
2003-PRES, 6.24% due 10/10/41†††,1	242,463	224,302
Structured Asset Mortgage Investments II Trust
2006-AR1, 0.38% due 02/25/362	226,235	192,602
American Home Mortgage Assets Trust
2007-1, 0.82% due 02/25/472	232,902	148,999
Total Collateralized Mortgage Obligations
(Cost $10,107,818)		10,252,879

SENIOR FLOATING RATE INTERESTS†† - 8.0%
INDUSTRIALS - 2.3%
ServiceMaster Co.
5.50% due 01/31/17	987,500	986,444
Rise Ltd.
4.74% due 02/12/39†††	636,458	645,241
Travelport Holdings Ltd.
6.25% due 06/26/19	495,000	505,890
Emerald Expositions
5.50% due 06/17/20	95,039	95,603
Total Industrials		2,233,178

CONSUMER DISCRETIONARY - 1.9%
Landry’s, Inc.
4.00% due 04/24/18	659,897	661,344
Ollies Bargain Outlet
4.75% due 09/28/19	437,545	437,545
Neiman Marcus Group, Inc.
4.25% due 10/25/20	348,252	347,315
1-800 Contacts, Inc.
4.25% due 01/29/21	249,375	249,220

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 35

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2014
SERIES E (TOTAL RETURN BOND SERIES)

	Face Amount	Value

NES Global Talent
6.50% due 10/03/19	$148,125	$148,125
Total Consumer Discretionary		1,843,549

INFORMATION TECHNOLOGY - 1.2%
Avago Technologies Ltd.
3.75% due 05/06/21	800,000	802,216
Greenway Medical Technologies
6.00% due 11/04/207	348,250	347,815
Total Information Technology		1,150,031

FINANCIALS - 0.9%
Corporate Capital Trust
4.00% due 05/20/19	299,250	298,876
Magic Newco, LLC
5.00% due 12/12/18	247,483	249,154
National Financial Partners
5.25% due 07/01/20	198,001	198,892
American Stock Transfer & Trust
5.75% due 06/26/20	97,147	96,984
Total Financials		843,906

CONSUMER STAPLES - 0.6%
AABS Ltd.
4.87% due 01/15/38†††	458,856	464,591
Performance Food Group
6.25% due 11/14/19	99,497	100,431
Total Consumer Staples		565,022

TELECOMMUNICATION SERVICES - 0.6%
Asurion Corp.
5.00% due 05/24/19	460,009	462,599
MergerMarket Ltd.
4.50% due 02/04/21	99,750	98,129
Total Telecommunication Services		560,728

MATERIALS - 0.5%
Fortescue Metals Group Ltd.
3.75% due 06/30/19	499,121	499,310

Total Senior Floating Rate Interests
(Cost $7,636,890)		7,695,724

MUNICIPAL BONDS†† - 3.9%
CALIFORNIA - 3.2%
Cypress School District
due 08/01/406	7,300,000	1,880,187
Stockton Unified School District
due 08/01/406	1,635,000	452,176
due 08/01/366	755,000	262,665
due 08/01/356	490,000	180,300
Inland Valley Development Agency
5.50% due 03/01/33	170,000	175,253
County of Sacramento California Revenue Bonds
7.25% due 08/01/25	100,000	116,412
Total California		3,066,993

MICHIGAN - 0.3%
City of Detroit Michigan Water Supply System Revenue Revenue Bonds
5.00% due 07/01/33	200,000	201,356
City of Detroit Michigan Sewage Disposal System Revenue Revenue Bonds
5.50% due 07/01/22	100,000	104,063
Total Michigan		305,419

ILLINOIS - 0.2%
City of Chicago Illinois General Obligation Unlimited
5.00% due 01/01/27	150,000	159,386
City of Chicago
due 01/01/306	100,000	48,098
Total Illinois		207,484

ALABAMA - 0.2%
County of Jefferson Alabama Sewer Revenue Revenue Bonds
due 10/01/346	300,000	93,051
County of Jefferson Sewer Revenue
due 10/01/326	250,000	90,278
Total Alabama		183,329

Total Municipal Bonds
(Cost $3,914,235)		3,763,225

MORTGAGE BACKED SECURITIES†† - 0.5%
T2 Income Fund CLO Ltd.
2007-1X, 1.73% due 07/15/192	250,000	243,125
HarborView Mortgage Loan Trust
2006-12, 0.35% due 01/19/382	225,451	194,355
JP Morgan Mortgage Trust
2006-A3, 2.68% due 04/25/362	71,953	67,996
Ginnie Mae
#518436, 7.25% due 09/15/29	9,538	10,070
Fannie Mae5
1990-68, 6.95% due 07/25/20	1,000	1,091
1990-103, 7.50% due 09/25/20	253	276
Freddie Mac5
1990-188, 7.00% due 09/15/21	416	459
Total Mortgage Backed Securities
(Cost $509,785)		517,372

36 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	June 30, 2014
SERIES E (TOTAL RETURN BOND SERIES)
	Contracts	Value

OPTIONS PURCHASED†† - 0.1%
Call options on:
September 2014 iShares 7-10 Year7 Treasury Bond ETF Expiring with strike price of $104.00	1,859	$120,835
Total Options Purchased
(Cost $115,258)		120,835

Total Investments - 105.4%
(Cost $100,803,896)		$101,768,960

OPTIONS WRITTEN†† - 0.0%
Call options on:
September 2014 iShares 7-10 Year7 Treasury Bond ETF Expiring with strike price of $106.00	1,859	$(37,180)
Total Options Written
(Premiums received $26,026)		(37,180)

Other Assets & Liabilities, net - (5.4)%		(5,227,922)
Total Net Assets - 100.0%		$96,503,858

CENTRALLY CLEARED INTEREST RATE SWAP AGREEMENTS††
Counterparty	Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount	Market Value	Unrealized Appreciation
Merrill Lynch	Pay	3-Month USD-LIBOR	3.68%	08/29/43	$1,200,000	$105,360	$105,360
Merrill Lynch	Pay	3-Month USD-LIBOR	1.70%	08/29/18	4,950,000	82,170	82,170
Merrill Lynch	Pay	3-Month USD-LIBOR	3.89%	09/9/43	250,000	31,700	31,700
Merrill Lynch	Pay	3-Month USD-LIBOR	3.65%	09/26/43	400,000	31,600	31,600
Merrill Lynch	Pay	3-Month USD-LIBOR	1.59%	09/26/18	3,200,000	31,040	31,040
							$281,870

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS††
Contracts to Sell	Currency	Counterparty	Settlement Date	Settlement Value	Value at 06/30/14	Net Unrealized Depreciation
200,000	EURO	BANK OF NEW YORK	07/02/14	$272,758	$273,841	$(1,083)

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs, unless otherwise noted — See Note 4.
†††	Value determined based on Level 3 inputs — See Note 4.
1	Security is a 144A or Section 4(a)(2) security. The total market value of 144A or Section 4(a)(2) securities is $53,387,291 (cost $52,125,180), or 55.3% of total net assets.
2	Variable rate security. Rate indicated is rate effective at June 30, 2014.
3	Perpetual maturity.
4	Security or a portion thereof is held as collateral for reverse repurchase agreements — See Note 13.
5	On September 7, 2008, the issuer was placed in conservatorship by the Federal Housing Finance Agency (FHFA). As conservator, the FHFA has full powers to control the assets and operations of the firm.
6	Zero coupon rate security.
7	Illiquid security.
plc — Public Limited Company
REIT — Real Estate Investment Trust

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 37

SERIES E (TOTAL RETURN BOND SERIES)

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
June 30, 2014

Assets:
Investments, at value (cost $100,803,896)	$101,768,960
Unrealized appreciation on swap agreements	281,870
Segregated cash with broker	252,610
Prepaid expenses	3,970
Receivables:
Securities sold	761,472
Interest	550,053
Dividends	21,907
Investment advisor	19,255
Fund shares sold	524
Total assets	103,660,621

Liabilities:
Reverse Repurchase Agreements	4,211,496
Segregated cash from broker	263,560
Options written, at value (premiums received $26,026)	37,180
Due to custodian bank	27,577
Unrealized depreciation on forward foreign currency exchange contracts	1,083
Payable for:
Securities purchased	2,430,647
Fund shares redeemed	64,975
Management fees	59,323
Fund accounting/administration fees	7,514
Trustees’ fees*	5,220
Transfer agent/maintenance fees	4,142
Miscellaneous	44,046
Total liabilities	7,156,763
Net assets	$96,503,858

Net assets consist of:
Paid in capital	$98,549,933
Undistributed net investment income	4,856,528
Accumulated net realized loss on investments and foreign currency	(8,137,306)
Net unrealized appreciation on investments and foreign currency	1,234,703
Net assets	$96,503,858
Capital shares outstanding	6,204,546
Net asset value per share	$15.55

STATEMENT OF OPERATIONS (Unaudited)
Period Ended June 30, 2014

Investment Income:
Interest	$2,102,021
Dividends	86,623
Total investment income	2,188,644

Expenses:
Management fees	346,731
Transfer agent/maintenance fees	12,400
Fund accounting/administration fees	43,919
Short interest expense	24,241
Trustees’ fees*	5,192
Line of credit interest expense	4,131
Custodian fees	714
Miscellaneous	62,014
Total expenses	499,342
Less:
Expenses waived by Advisor	(88,424)
Net expenses	410,918
Net investment income	1,777,726

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	69,261
Swap agreements	339,606
Foreign currency	1,750
Forward foreign currency exchange contracts	(801)
Net realized gain	409,816
Net change in unrealized appreciation (depreciation) on:
Investments	2,812,636
Swap agreements	198,170
Options purchased	5,577
Options written	(11,154)
Foreign currency	6
Forward foreign currency exchange contracts	(1,083)
Net change in unrealized appreciation (depreciation)	3,004,152
Net realized and unrealized gain	3,413,968
Net increase in net assets resulting from operations	$5,191,694

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

38 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SERIES E (TOTAL RETURN BOND SERIES)

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended June 30, 2014 (Unaudited)	Year Ended December 31, 2013
Increase (Decrease) in Net Assets from Operations:
Net investment income	$1,777,726	$3,908,285
Net realized gain on investments and foreign currency	409,816	4,211,573
Net change in unrealized appreciation (depreciation) on investments and foreign currency	3,004,152	(6,427,341)
Net increase in net assets resulting from operations	5,191,694	1,692,517

Capital share transactions:
Proceeds from sale of shares	24,035,708	31,425,503
Cost of shares redeemed	(26,846,594)	(51,786,447)
Net decrease from capital share transactions	(2,810,886)	(20,360,944)
Net increase (decrease) in net assets	2,380,808	(18,668,427)

Net assets:
Beginning of period	94,123,050	112,791,477
End of period	$96,503,858	$94,123,050
Undistributed net investment income at end of period	$4,856,528	$3,078,802

Capital share activity:
Shares sold	1,579,416	2,168,510
Shares redeemed	(1,777,078)	(3,573,041)
Net decrease in shares	(197,662)	(1,404,531)

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 39

SERIES E (TOTAL RETURN BOND SERIES)

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended June 30, 2014a	Year Ended December 31, 2013	Year Ended December 31, 2012	Year Ended December 31, 2011	Year Ended December 31, 2010	Year Ended December 31, 2009
Per Share Data
Net asset value, beginning of period	$14.70	$14.45	$13.65	$12.98	$12.24	$11.29
Income (loss) from investment operations:
Net investment income (loss)b	.32	.54	.38	.34	.35	.37
Net gain (loss) on investments (realized and unrealized)	.53	(.29)	.42	.33	.39	.58
Total from investment operations	.85	.25	.80	.67	.74	.95
Net asset value, end of period	$15.55	$14.70	$14.45	$13.65	$12.98	$12.24

Total Returnc	5.78%	1.73%	5.86%	5.16%	6.05%	8.41%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$96,504	$94,123	$112,791	$123,575	$127,091	$130,569
Ratios to average net assets:
Net investment income (loss)	3.85%	3.69%	2.75%	2.57%	2.72%	3.08%
Total expenses	1.08%	1.07%	0.94%	0.92%	0.92%	0.92%
Net expensesd,e	0.89%	0.87%	0.81%	0.81%	0.79%	0.77%
Portfolio turnover rate	31%	109%	79%	49%	38%	76%

a	Unaudited figures for the period ended June 30, 2014. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
b	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
c
Total return does not take into account any of the expenses associated with an investment in variable insurance products. If total return had taken into account these expenses, performance would have been lower. Shares of a series of Guggenheim Variable Funds Trust are available only through the purchase of such products.

d	Net expense information reflects the expense ratios after expense waivers and may include extraordinary expenses.
e	Excluding extraordinary expenses, the operating expense ratio for the period ended would be:

06/30/14	12/31/13
0.81%	0.81%

40 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

FUND PROFILE (Unaudited)	June 30, 2014

SERIES F (FLOATING RATE STRATEGIES SERIES)

OBJECTIVE: Seeks to provide a high level of current income while maximizing total return.

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Date: April 24, 2013

Ten Largest Holdings (% of Total Net Assets)
Active Network, Inc.	1.4%
Zayo Group LLC	1.4%
AlixPartners, LLP	1.3%
National Financial Partners	1.1%
Post Holdings	1.0%
William Morris Endeavor	1.0%
MSC Software Corp.	1.0%
AssuredPartners	1.0%
Transunion Holding Co.	1.0%
HUB International Ltd.	1.0%
Top Ten Total	11.2%
“Ten Largest Holdings” exclude any temporary cash or derivative investments.

Portfolio Composition by Quality Rating*
Rating
Fixed Income Instruments
AA	1.2%
A	4.2%
BBB	8.4%
BB	13.9%
B	55.7%
CCC	7.0%
NR	0.0%
Other Instruments
Short Term Investments	9.6%
Total Investments	100.0%
The chart above reflects percentages of the value of total investments.

*
Source: Factset. Credit quality ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). All rated securities have been rated by Moody’s, Standard & Poor’s (“S&P”), or Fitch, which are all a Nationally Recognized Statistical Rating Organization (“NRSRO”). For purposes of this presentation, when ratings are available from more than one agency, the highest rating is used. Guggenheim Investments has converted Moody’s and Fitch ratings to the equivalent S&P rating. Unrated securities do not necessarily indicate low credit quality. Security ratings are determined at the time of purchase and may change thereafter.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 41

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2014
SERIES F (FLOATING RATE STRATEGIES SERIES)
	Shares	Value

SHORT TERM INVESTMENTS† - 9.8%
Federated U.S. Treasury Cash Reserve Fund	4,980,335	$4,980,335
Total Short Term Investments
(Cost $4,980,335)		4,980,335

	Face Amount
SENIOR FLOATING RATE INTERESTS†† - 75.8%
INDUSTRIALS - 18.4%
Travelport Holdings Ltd.
6.25% due 06/26/19	$330,282	337,548
9.50% due 01/31/16	265,000	272,364
ServiceMaster Co.
5.50% due 01/31/17	395,990	395,566
4.25% due 06/25/21	150,000	149,720
GYP Holdings III Corp.
4.75% due 04/01/21	500,000	497,499
Transdigm, Inc.
3.75% due 06/04/21	500,000	497,499
Brickman Group Holdings, Inc.
4.00% due 12/18/20	498,000	492,765
Emerald Expositions
5.50% due 06/17/20	447,495	450,152
Dematic S.A.
4.25% due 12/28/19	434,808	434,264
Knowledge Learning Corp.
5.25% due 03/18/21	399,000	403,988
Sabre, Inc.
4.50% due 02/19/19	397,000	397,993
STG-Fairway Acquisitions, Inc.
6.25% due 02/28/19	395,002	393,521
US Shipping Corp.
9.00% due 04/30/18	387,303	393,275
US Infrastructure Corp.
4.00% due 07/10/20	396,000	392,040
Thermasys Corp.
5.25% due 05/03/19	392,500	390,538
Mitchell International, Inc.
8.50% due 10/11/21	300,000	305,751
Connolly Corp.
5.00% due 05/14/21	300,000	303,225
VAT Holding AG
4.75% due 02/11/21	249,375	250,467
Gates Global, Inc.
4.25% due 06/11/21	250,000	249,103
Power Borrower, LLC
4.25% due 05/06/20	231,688	226,475
CareCore National LLC
5.50% due 03/05/21	224,438	226,262
Doncasters Group Ltd.
9.50% due 10/09/20	220,690	223,448
SI Organization
5.75% due 11/23/19	200,000	200,376
syncreon
5.25% due 10/28/20	199,000	200,244
Crosby Worldwide
3.20% due 11/23/20	199,500	199,251
NANA Development Corp.
8.00% due 03/15/184	187,500	185,625
Ceva Logistics US Holdings
6.50% due 03/19/21	157,241	154,097
Learning Care Group (US), Inc.
6.05% due 05/05/21	150,000	152,250
Mast Global
8.75% due 09/12/19†††,4	146,250	144,788
Ceva Logistics Holdings BV (Dutch)
6.50% due 03/19/21	114,000	111,720
Ceva Group Plc (United Kingdom)
6.50% due 03/19/21	108,374	106,207
Pregis Holding I Corp.
5.00% due 05/20/21	100,000	100,000
Ceva Logistics Canada, ULC
6.50% due 03/19/21	19,655	19,262
Total Industrials		9,257,283

INFORMATION TECHNOLOGY - 14.5%
Active Network, Inc., The
5.50% due 11/13/20	733,535	729,412
MSC Software Corp.
5.00% due 05/29/20	500,000	502,499
Go Daddy Operating Company, LLC
4.75% due 05/13/21	496,956	494,004
Flexera Software LLC
4.50% due 04/02/20	350,000	349,416
8.00% due 04/02/21	100,000	99,875
Applied Systems, Inc.
4.25% due 01/25/21	447,750	448,798
Deltek, Inc.
4.50% due 10/10/18	435,879	438,420
Avago Technologies Ltd.
3.75% due 05/06/21	400,000	401,108
Greenway Medical Technologies
6.00% due 11/04/204	398,000	397,503
LANDesk Group, Inc.
5.00% due 02/25/20	397,005	397,100
EIG Investors Corp.
5.00% due 11/09/19	395,010	395,010
Aspect Software, Inc.
7.25% due 05/07/16	385,000	388,130
Wall Street Systems
4.50% due 04/30/21	350,000	350,221
Activision Blizzard
3.25% due 10/12/20	339,000	339,576

42 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2014
SERIES F (FLOATING RATE STRATEGIES SERIES)

	Face Amount	Value

Kronos, Inc.
4.50% due 10/30/19	$317,443	$319,665
Evergreen Skill
4.50% due 04/28/21	300,000	299,814
Telx Group
4.50% due 04/09/20	150,000	150,000
7.50% due 04/09/21	100,000	100,000
Renaissance Learning Corp.
4.50% due 04/09/21	249,375	249,063
CCC Information Services, Inc.
4.00% due 12/20/19	246,867	245,838
Infor (US), Inc.
3.75% due 06/03/20	170,690	169,282
SumTotal Systems
6.25% due 11/16/18	109,835	107,089
Total Information Technology		7,371,823

CONSUMER DISCRETIONARY - 12.5%
AlixPartners, LLP
4.00% due 07/10/20	690,508	688,953
William Morris Endeavor
5.25% due 05/06/21	500,000	502,999
Smart & Final Stores LLC
4.75% due 11/15/19	494,489	495,106
NES Global Talent
6.50% due 10/03/19	493,750	493,750
Dunkin’ Brands, Inc.
3.25% due 02/07/21	498,187	493,091
1-800 Contacts, Inc.
4.25% due 01/29/21	448,875	448,597
Lions Gate Entertainment Corp.
5.00% due 07/19/20	400,000	406,000
Information Resources, Inc.
4.75% due 09/26/20	398,000	400,488
Fleetpride Corp.
5.25% due 11/19/19	394,987	393,013
ABG Intermediate Holdings 2 LLC
5.50% due 05/27/21	299,250	299,998
American Tire Distributors, Inc.
5.75% due 06/01/18	249,375	250,934
Fitness International LLC
5.50% due 06/24/20	250,000	248,908
Mitel Networks Corp.
5.25% due 01/31/20	231,769	233,654
Compucom Systems, Inc.
4.25% due 05/07/20	200,000	197,834
Party City Holdings, Inc.
4.00% due 07/27/19	197,504	196,177
Ollies Bargain Outlet
4.75% due 09/28/19	185,966	185,966
Metro-Goldwyn-Mayer, Inc.
due 06/26/201	165,000	166,787
Men’s Wearhouse
4.50% due 06/18/21	150,000	150,687
Laureate Education, Inc.
5.00% due 06/15/18	64,075	62,553
Total Consumer Discretionary		6,315,495

FINANCIALS - 11.0%
National Financial Partners
5.25% due 07/01/20	570,123	572,688
Magic Newco, LLC
12.00% due 06/12/19	250,000	285,832
5.00% due 12/12/18	247,733	249,406
AssuredPartners
4.50% due 04/02/21	500,000	500,155
Transunion Holding Co.
4.00% due 04/09/21	498,750	498,570
HUB International Ltd.
4.25% due 10/02/20	497,500	497,843
Lineage Logistics LLC
4.50% due 04/07/21	498,750	495,423
Cunningham Lindsey U.S., Inc.
5.00% due 12/10/19	394,987	392,847
HDV Holdings
5.75% due 12/18/184	390,000	387,075
RCS Capital
6.50% due 04/29/19	300,000	306,126
Fly Leasing Ltd.
4.50% due 08/09/19	292,500	294,817
American Stock Transfer & Trust
5.75% due 06/26/20	291,440	290,953
Intertrust Group
8.00% due 04/15/22	200,000	200,666
International Lease Finance
3.50% due 03/06/21	200,000	199,750
Corporate Capital Trust
4.00% due 05/20/19	199,500	199,251
Harbourvest
3.25% due 02/04/21	192,071	190,151
Grosvenor Capital Management Holdings, LLLP
3.75% due 01/04/21	19,701	19,561
Total Financials		5,581,114

TELECOMMUNICATION SERVICES - 8.8%
Zayo Group LLC
4.00% due 07/02/19	698,483	698,993
Ziggo BV
3.25% due 01/15/22	304,043	300,312
3.50% due 01/15/22	195,957	193,553
Expert Global Solutions
8.50% due 04/03/18	467,402	463,896
Hemisphere Media Group, Inc.
6.25% due 07/30/20	396,000	400,949

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 43

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2014
SERIES F (FLOATING RATE STRATEGIES SERIES)

	Face Amount	Value

Live Nation Worldwide, Inc.
3.50% due 08/14/20	$397,000	$396,008
Alcatel-Lucent, Inc.
4.50% due 01/30/19	395,360	395,423
Asurion Corp.
5.00% due 05/24/19	388,347	390,533
MergerMarket Ltd.
4.50% due 02/04/21	349,125	343,452
Cengage Learning Acquisitions, Inc.
7.00% due 03/31/20	249,375	252,026
Anaren, Inc.
5.50% due 02/18/21	149,250	149,623
9.25% due 08/18/21	100,000	100,000
Avaya, Inc.
6.50% due 03/31/18	247,107	247,142
Interactive Data Corp.
4.75% due 05/02/21	150,000	151,220
Total Telecommunication Services		4,483,130

CONSUMER STAPLES - 4.8%
Post Holdings
3.75% due 06/02/21	500,000	503,839
DS Waters of America, Inc.
5.25% due 08/30/20	397,000	400,970
CTI Foods Holding Co. LLC
4.50% due 06/28/20	297,750	297,938
8.25% due 06/28/21	100,000	101,000
Reddy Ice Holdings, Inc.
6.75% due 04/01/19	396,992	387,068
Arctic Glacier Holdings, Inc.
5.00% due 05/10/19	322,238	319,821
Performance Food Group
6.25% due 11/14/19	247,500	249,822
Hearthside Foods
4.50% due 06/02/21	150,000	150,813
Total Consumer Staples		2,411,271

MATERIALS - 4.4%
Ennis-Flint
4.25% due 03/31/21	299,250	298,876
7.75% due 09/30/21	200,000	198,666
Entegris, Inc.
3.50% due 04/30/21	500,000	495,939
CPG International, Inc.
4.75% due 09/30/20	397,000	397,663
Royal Adhesives and Sealants
5.50% due 07/31/18	389,068	392,352
Minerals Technologies, Inc.
4.00% due 05/07/21	200,000	200,750
Atkore International, Inc.
7.75% due 10/09/21	200,000	200,750
WR Grace & Co.
3.00% due 02/03/21	58,172	58,012
Total Materials		2,243,008

UTILITIES - 0.8%
Astoria Generating Company Acquisitions LLC
8.50% due 10/26/17	380,000	390,450

ENERGY - 0.6%
Floatel International Ltd.
6.00% due 05/22/20	250,000	251,408
Ocean Rig ASA
6.00% due 03/31/21	75,589	76,770
Total Energy		328,178

Total Senior Floating Rate Interests
(Cost $38,213,099)		38,381,752

ASSET BACKED SECURITIES†† - 13.8%
Castlelake Aircraft Securitization Trust
2014-1, 5.25% due 02/15/29†††	481,500	483,330
Northwoods Capital VII Ltd.
2006-7A, 3.73% due 10/22/212,3	250,000	243,000
2006-7A, 1.78% due 10/22/212,3	200,000	192,300
Gramercy Real Estate CDO 2007-1 Ltd.
2007-1A, 0.50% due 08/15/562,3	484,115	419,195
N-Star Real Estate CDO IX Ltd.
0.44% due 02/01/414	421,060	399,881
Cedar Woods CRE CDO Ltd.
0.42% due 07/25/51	434,807	362,847
GreenPoint Mortgage Funding Trust
2005-HE4, 0.86% due 07/25/302	350,000	325,302
RAIT CRE CDO I Ltd.
2006-1X, 0.48% due 11/20/46†††,2	321,319	284,046
Structured Asset Securities Corporation Mortgage Loan Trust
2006-OPT1, 0.41% due 04/25/362	300,000	267,868
Salus CLO 2012-1 Ltd.
2013-1AN, 4.98% due 03/05/212,3	250,000	250,575
DIVCORE CLO Ltd.
2013-1A B, 4.05% due 11/15/32	250,000	250,000
OZLM Funding Ltd.
2012-2A, 3.47% due 10/30/232,3	250,000	250,000
COA Summit CLO Ltd.
2014-1A, 4.09% due 04/20/232,3	250,000	248,600
Newstar Commercial Loan Funding 2013-1 LLC
2013-1A, 4.78% due 09/20/232,3	250,000	248,300
Garrison Funding 2013-2 Ltd.
2013-2A, 4.88% due 09/25/232,3	250,000	247,325
NewStar Arlington Senior Loan Program LLC
2014-1A, 3.53% due 07/25/252,3	250,000	244,350
Acis CLO 2013-2 Ltd.
4.08% due 10/14/222,3	250,000	243,675

44 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	June 30, 2014
SERIES F (FLOATING RATE STRATEGIES SERIES)

	Face Amount	Value

Duane Street CLO IV Ltd.
2007-4A, 2.48% due 11/14/212,3	$250,000	$241,375
ALM XIV Ltd.
2014-14A, 3.68% due 07/28/262,3	250,000	238,225
Jasper CLO Ltd.
2005-1A, 1.13% due 08/01/172,3	250,000	237,700
Cerberus Onshore II CLO LLC
2014-1A, 4.23% due 10/15/232,3	250,000	236,900
Kingsland III Ltd.
2006-3A, 1.83% due 08/24/212,3	250,000	231,575
Kingsland IV Ltd.
2007-4A, 1.68% due 04/16/212,3	250,000	226,150
GSAA Home Equity Trust
2007-7, 0.42% due 07/25/372	179,234	154,232
Wachovia Asset Securitization Issuance II LLC 2007-HE1 Trust
2007-HE1, 0.29% due 07/25/372,3	148,463	124,168
Lehman XS Trust
2007-9, 0.27% due 06/25/372	139,140	122,936
New Century Home Equity Loan Trust Series
2004-4, 0.95% due 02/25/352	79,168	72,776
Accredited Mortgage Loan Trust
2007-1, 0.28% due 02/25/372	68,484	65,037
West Coast Funding Ltd.
2006-1A, 0.38% due 11/02/412,3	53,466	51,744
Newcastle CDO IX 1 Ltd.
2007-9A, 0.41% due 05/25/522,3	15,030	15,030
Total Asset Backed Securities
(Cost $6,867,144)		6,978,442

COLLATERALIZED MORTGAGE OBLIGATIONS†† - 3.2%
SRERS-2011 Funding Ltd.
2011-RS, 0.40% due 05/09/462,3	355,388	333,744
Lehman XS Trust Series
2006-16N, 0.34% due 11/25/462	284,979	234,166
GreenPoint Mortgage Funding Trust
2006-AR1, 0.44% due 02/25/362	250,795	210,358
COMM 2006-FL12 Mortgage Trust
2006-FL12, 0.44% due 12/15/202,3	127,746	127,007
2006-FL12, 0.49% due 12/15/202,3	63,880	63,309
Nomura Resecuritization Trust
2012-1R, 0.59% due 08/27/472,3	173,530	160,116
IndyMac INDX Mortgage Loan Trust
2006-AR4, 0.36% due 05/25/462	180,973	156,943
Bear Stearns Mortgage Funding Trust
2007-AR5, 0.32% due 06/25/472	158,850	129,215
Structured Asset Mortgage Investments II Trust
2006-AR1, 0.38% due 02/25/362	144,790	123,265
Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2007-OA4 Trust
2007-OA4, 0.88% due 04/25/472	132,580	100,663
Total Collateralized Mortgage Obligations
(Cost $1,598,677)		1,638,786

MORTGAGE BACKED SECURITIES†† - 0.3%
HarborView Mortgage Loan Trust
2006-12, 0.35% due 01/19/382	163,964	141,349
Total Mortgage Backed Securities
(Cost $138,422)		141,349

Total Investments - 102.9%
(Cost $51,797,677)		$52,120,664
Other Assets & Liabilities, net - (2.9)%		(1,449,278)
Total Net Assets - 100.0%		$50,671,385

†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs, unless otherwise noted — See Note 4.
†††	Value determined based on Level 3 inputs — See Note 4.
1	Security with no rate was unsettled at June 30, 2014.
2	Variable rate security. Rate indicated is rate effective at June 30, 2014.
3	Security is a 144A or Section 4(a)(2) security. The total market value of 144A or Section 4(a)(2) securities is $4,874,363 (cost $4,816,212), or 9.6% of total net assets.
4	Illiquid security.

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 45

SERIES F (FLOATING RATE STRATEGIES SERIES)

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
June 30, 2014

Assets:
Investments, at value (cost $51,797,677)	$52,120,664
Cash	542,239
Prepaid expenses	1,802
Receivables:
Securities sold	449,089
Interest	160,157
Fund shares sold	30,412
Total assets	53,304,363

Liabilities:
Unfunded loan commitment, at value (commitment fees received $52)	49
Payable for:
Securities purchased	2,452,601
Fund shares redeemed	123,504
Management fees	27,041
Distribution and service fees	10,401
Fund accounting/administration fees	3,952
Transfer agent/maintenance fees	2,052
Trustees’ fees*	492
Investment Advisor	304
Miscellaneous	12,582
Total liabilities	2,632,978
Net assets	$50,671,385

Net assets consist of:
Paid in capital	$48,441,938
Undistributed net investment income	1,736,621
Accumulated net realized gain on investments	169,839
Net unrealized appreciation on investments	322,987
Net assets	$50,671,385
Capital shares outstanding	1,932,741
Net asset value per share	$26.22

STATEMENT OF OPERATIONS (Unaudited)
Period Ended June 30, 2014

Investment Income:
Interest	$1,228,579
Dividends	3,719
Total investment income	1,232,298

Expenses:
Management fees	161,411
Transfer agent/maintenance fees	12,409
Distribution and service fees	62,081
Fund accounting/administration fees	23,590
Legal fees	21,438
Trustees’ fees*	2,920
Line of credit interest expense	2,003
Custodian fees	480
Miscellaneous	21,153
Total expenses	307,485
Less:
Expenses waived by Advisor	(17,133)
Net expenses	290,352
Net investment income	941,946

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	96,863
Unfunded loan commitments	78
Net realized gain	96,941
Net change in unrealized appreciation (depreciation) on:
Investments	105,327
Unfunded loan commitments	(4)
Net change in unrealized appreciation (depreciation)	105,323
Net realized and unrealized gain	202,264
Net increase in net assets resulting from operations	$1,144,210

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

46 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SERIES F (FLOATING RATE STRATEGIES SERIES)

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended June 30, 2014 (Unaudited)	Period Ended December 31, 2013a
Increase (Decrease) in Net Assets from Operations:
Net investment income	$941,946	$763,204
Net realized gain on investments	96,941	85,624
Net change in unrealized appreciation (depreciation) on investments	105,323	217,664
Net increase in net assets resulting from operations	1,144,210	1,066,492

Capital share transactions:
Proceeds from sale of shares	23,573,282	62,571,845
Cost of shares redeemed	(20,388,622)	(17,295,822)
Net increase from capital share transactions	3,184,660	45,276,023
Net increase in net assets	4,328,870	46,342,515

Net assets:
Beginning of period	46,342,515	—
End of period	$50,671,385	$46,342,515
Undistributed net investment income at end of period	$1,736,621	$794,675

Capital share activity:
Shares sold	910,329	2,495,635
Shares redeemed	(786,880)	(686,343)
Net increase in shares	123,449	1,809,292

a	Since commencement of operations: April 24, 2013.

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 47

SERIES F (FLOATING RATE STRATEGIES SERIES)

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended June 30, 2014a	Period Ended December 31, 2013b
Per Share Data
Net asset value, beginning of period	$25.61	$25.00
Income (loss) from investment operations:
Net investment income (loss)c	.48	.49
Net gain (loss) on investments (realized and unrealized)	.13	.12
Total from investment operations	.61	.61
Net asset value, end of period	$26.22	$25.61

Total Returnd	2.34%	2.48%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$50,671	$46,343
Ratios to average net assets:
Net investment income (loss)	3.76%	2.81%
Total expenses	1.24%	1.35	%g
Net expensese,f	1.17%	1.17	%g
Portfolio turnover rate	47%	53%

a	Unaudited figures for the period ended June 30, 2014. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
b	Since commencement of operations: April 24, 2013. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
c	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
d
Total return does not take into account any of the expenses associated with an investment in variable insurance products. If total return had taken into account these expenses, performance would have been lower. Shares of a series of Guggenheim Variable Funds Trust are available only through the purchase of such products.

e	Net expense information reflects the expense ratios after expense waivers.
f	Excluding extraordinary expenses, the operation expense ratio for the period ended would be:

06/30/14	12/31/13
1.15%	1.15%

g	Due to limited length of Fund operations, ratios for this period may not be indicative of future performance.

48 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

FUND PROFILE (Unaudited)	June 30, 2014

SERIES J (STYLEPLUS—MID GROWTH SERIES)

OBJECTIVE: Seeks long-term growth of capital.

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Date: October 1, 1992

Ten Largest Holdings (% of Total Net Assets)
Guggenheim Variable Insurance Strategy Fund III	12.5%
Guggenheim Strategy Fund II	2.5%
Guggenheim BulletShares 2016 High Yield Corporate Bond ETF	1.9%
Guggenheim BulletShares 2015 High Yield Corporate Bond ETF	1.9%
Guggenheim BulletShares 2017 High Yield Corporate Bond ETF	1.8%
Floating Rate Strategies Fund Institutional Class	1.7%
Macro Opportunities Fund Institutional Class	1.7%
Duane Street CLO IV Ltd. — Class A1T	1.1%
HSI Asset Securitization Corporation Trust — Class 2A3	1.1%
Garrison Funding 2013 - 2 Ltd.	1.0%
Top Ten Total	27.2%
“Ten Largest Holdings” exclude any temporary cash or derivative investments.

Portfolio Composition by Quality Rating*
Rating
Fixed Income Instruments
AAA	8.5%
AA	4.5%
A	6.1%
BBB	8.1%
BB	1.8%
B	5.2%
CCC	2.8%
Other Instruments
Mutual Funds	29.0%
Common Stocks	21.7%
Short Term Investments	6.3%
Exchange Traded Funds	6.0%
Total Investments	100.0%
The chart above reflects percentages of the value of total investments.

*
Source: Factset. Credit quality ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). All rated securities have been rated by Moody’s, Standard & Poor’s (“S&P”), or Fitch, which are all a Nationally Recognized Statistical Rating Organization (“NRSRO”). For purposes of this presentation, when ratings are available from more than one agency, the highest rating is used. Guggenheim Investments has converted Moody’s and Fitch ratings to the equivalent S&P rating. Unrated securities do not necessarily indicate low credit quality. Security ratings are determined at the time of purchase and may change thereafter.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 49

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2014
SERIES J (STYLEPLUS—MID GROWTH SERIES)
	Shares	Value

COMMON STOCKS† - 20.1%

INFORMATION TECHNOLOGY - 4.3%
NetApp, Inc.	12,124	$442,768
SanDisk Corp.	3,504	365,923
Juniper Networks, Inc.*	14,013	343,880
Western Union Co.	19,452	337,299
Symantec Corp.	14,179	324,699
Motorola Solutions, Inc.	4,673	311,082
Intuit, Inc.	3,381	272,272
Fidelity National Information Services, Inc.	4,894	267,898
Paychex, Inc.	5,954	247,448
Harris Corp.	2,969	224,902
Fiserv, Inc.*	3,600	217,152
Rovi Corp.*	9,030	216,359
DST Systems, Inc.	2,179	200,838
ARRIS Group, Inc.*	6,148	199,994
Teradata Corp.*	4,710	189,342
Broadcom Corp. — Class A	4,937	183,261
ON Semiconductor Corp.*	19,555	178,733
Xilinx, Inc.	3,735	176,703
Anixter International, Inc.	1,672	167,317
Booz Allen Hamilton Holding Corp.	7,052	149,784
Total System Services, Inc.	4,601	144,517
Maxim Integrated Products, Inc.	4,257	143,929
Applied Materials, Inc.	6,346	143,102
Electronic Arts, Inc.*	3,795	136,127
VeriSign, Inc.*	2,650	129,346
Alliance Data Systems Corp.*	427	120,094
Cadence Design Systems, Inc.*	6,452	112,845
Broadridge Financial Solutions, Inc.	2,585	107,639
Citrix Systems, Inc.*	1,716	107,336
SS&C Technologies Holdings, Inc.*	2,355	104,138
FactSet Research Systems, Inc.	852	102,479
Jack Henry & Associates, Inc.	1,717	102,041
Solera Holdings, Inc.	1,516	101,799
Aruba Networks, Inc.*	5,692	99,724
Global Payments, Inc.	1,347	98,129
Genpact Ltd.*	5,579	97,800
TIBCO Software, Inc.*	4,646	93,710
IAC/InterActiveCorp	1,295	89,653
Total Information Technology		7,052,062

INDUSTRIALS - 4.3%
Fluor Corp.	4,950	380,655
Avis Budget Group, Inc.*	5,875	350,679
Stanley Black & Decker, Inc.	3,964	348,118
Hertz Global Holdings, Inc.*	12,233	342,891
Waste Management, Inc.	7,660	342,632
United Continental Holdings, Inc.*	7,984	327,904
Ingersoll-Rand plc	5,179	323,740
RR Donnelley & Sons Co.	18,345	311,131
Dover Corp.	3,415	310,594
Huntington Ingalls Industries, Inc.	2,994	283,202
AECOM Technology Corp.*	7,917	254,927
Southwest Airlines Co.	8,895	238,920
Pitney Bowes, Inc.	7,973	220,214
Waste Connections, Inc.	4,437	215,416
WW Grainger, Inc.	773	196,550
Delta Air Lines, Inc.	5,031	194,800
Nielsen N.V.	3,669	177,617
IHS, Inc. — Class A*	1,154	156,563
Carlisle Companies, Inc.	1,720	148,986
United Rentals, Inc.*	1,409	147,565
Rockwell Automation, Inc.	1,178	147,438
Masco Corp.	6,341	140,770
Kirby Corp.*	1,158	135,648
Lincoln Electric Holdings, Inc.	1,676	117,119
Alaska Air Group, Inc.	1,218	115,771
Roper Industries, Inc.	780	113,888
Cintas Corp.	1,698	107,891
Dun & Bradstreet Corp.	967	106,563
Manitowoc Company, Inc.	3,158	103,772
Allison Transmission Holdings, Inc.	3,319	103,221
Spirit AeroSystems Holdings, Inc. — Class A*	3,024	101,909
KAR Auction Services, Inc.	3,152	100,454
PACCAR, Inc.	1,587	99,711
Equifax, Inc.	1,346	97,639
Pall Corp.	1,140	97,345
Total Industrials		6,962,243

HEALTH CARE - 3.2%
Endo International plc*	7,758	543,215
Hologic, Inc.*	15,301	387,880
DaVita HealthCare Partners, Inc.*	5,037	364,275
HCA Holdings, Inc.*	5,605	316,010
Cigna Corp.	3,419	314,445
St. Jude Medical, Inc.	3,989	276,238
Laboratory Corporation of America Holdings*	2,574	263,578
Universal Health Services, Inc. — Class B	2,459	235,474
Quest Diagnostics, Inc.	3,473	203,830
Becton Dickinson and Co.	1,695	200,519
Intuitive Surgical, Inc.*	467	192,311
Perrigo Company plc	1,261	183,803
Aetna, Inc.	2,111	171,160
Alexion Pharmaceuticals, Inc.*	1,039	162,344
CR Bard, Inc.	1,101	157,454
Agilent Technologies, Inc.	2,665	153,078
Henry Schein, Inc.*	1,257	149,168
Mylan, Inc.*	2,587	133,386
Vertex Pharmaceuticals, Inc.*	1,358	128,575
Illumina, Inc.*	719	128,370
Salix Pharmaceuticals Ltd.*	911	112,372
Catamaran Corp.*	2,316	102,275
Varian Medical Systems, Inc.*	1,185	98,521

50 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2014
SERIES J (STYLEPLUS—MID GROWTH SERIES)
	Shares	Value

Cerner Corp.*	1,886	$97,280
Total Health Care		5,075,561

CONSUMER DISCRETIONARY - 3.1%
Omnicom Group, Inc.	5,086	362,224
Macy’s, Inc.	5,892	341,854
Bed Bath & Beyond, Inc.*	4,306	247,078
Liberty Interactive Corp. — Class A*	7,961	233,735
News Corp. — Class A*	11,785	211,423
Discovery Communications, Inc. — Class A*	2,763	205,236
VF Corp.	2,830	178,290
Delphi Automotive plc	2,571	176,731
Harley-Davidson, Inc.	2,526	176,441
Best Buy Company, Inc.	5,104	158,275
Wyndham Worldwide Corp.	2,046	154,923
Mattel, Inc.	3,826	149,099
The Gap, Inc.	3,547	147,449
DISH Network Corp. — Class A*	2,235	145,453
Starwood Hotels & Resorts Worldwide, Inc.	1,727	139,576
Interpublic Group of Companies, Inc.	6,521	127,225
Dollar General Corp.*	2,189	125,561
Whirlpool Corp.	858	119,451
Wynn Resorts Ltd.	551	114,366
H&R Block, Inc.	3,311	110,985
Charter Communications, Inc. — Class A*	675	106,907
Goodyear Tire & Rubber Co.	3,822	106,175
Scripps Networks Interactive, Inc. — Class A	1,295	105,076
Netflix, Inc.*	236	103,982
PetSmart, Inc.	1,727	103,275
Genuine Parts Co.	1,173	102,989
Ross Stores, Inc.	1,557	102,964
Coach, Inc.	2,963	101,305
O’Reilly Automotive, Inc.*	671	101,053
Nordstrom, Inc.	1,484	100,808
PVH Corp.	852	99,343
Cablevision Systems Corp. — Class A	5,566	98,240
Jarden Corp.*	1,511	89,678
Darden Restaurants, Inc.	1,831	84,720
Total Consumer Discretionary		5,031,890

CONSUMER STAPLES - 2.8%
Kroger Co.	9,164	452,977
Dr Pepper Snapple Group, Inc.	5,853	342,868
JM Smucker Co.	3,005	320,244
Coca-Cola Enterprises, Inc.	6,515	311,287
Mead Johnson Nutrition Co. — Class A	3,170	295,349
Whole Foods Market, Inc.	7,433	287,137
ConAgra Foods, Inc.	8,905	264,300
Campbell Soup Co.	5,547	254,108
Constellation Brands, Inc. — Class A*	2,676	235,836
Clorox Co.	2,529	231,150
Lorillard, Inc.	3,417	208,334
Ingredion, Inc.	2,460	184,598
Kellogg Co.	2,631	172,857
Avon Products, Inc.	11,388	166,379
Hershey Co.	1,674	162,997
Hormel Foods Corp.	2,555	126,089
Church & Dwight Company, Inc.	1,467	102,617
McCormick & Company, Inc.	1,401	100,298
Brown-Forman Corp. — Class B	1,052	99,067
Rite Aid Corp.*	13,602	97,526
Total Consumer Staples		4,416,018

ENERGY - 1.7%
Pioneer Natural Resources Co.	1,428	328,168
ONEOK, Inc.	3,401	231,540
FMC Technologies, Inc.*	3,617	220,891
Concho Resources, Inc.*	1,477	213,427
Equities Corp.	1,644	175,744
Cabot Oil & Gas Corp.	5,145	175,650
Southwestern Energy Co.*	3,833	174,363
CVR Energy, Inc.	3,609	173,918
Cameron International Corp.*	2,347	158,915
Range Resources Corp.	1,818	158,075
Noble Energy, Inc.	2,002	155,075
SM Energy Co.	1,460	122,786
Cheniere Energy, Inc.*	1,700	121,890
Kosmos Energy Ltd.*	9,341	104,899
QEP Resources, Inc.	2,875	99,188
Cobalt International Energy, Inc.*	5,281	96,906
Total Energy		2,711,435

FINANCIALS - 0.5%
Progressive Corp.	7,173	181,908
Intercontinental Exchange, Inc.	713	134,686
T. Rowe Price Group, Inc.	1,298	109,564
Ameriprise Financial, Inc.	862	103,440
American Financial Group, Inc.	1,690	100,656
Axis Capital Holdings Ltd.	2,169	96,043
Total Financials		726,297

MATERIALS - 0.1%
International Paper Co.	3,462	174,727

TELECOMMUNICATION SERVICES - 0.1%
Intelsat S.A.*	5,132	96,687

Total Common Stocks
(Cost $29,729,089)		32,246,920

EXCHANGE TRADED FUNDS†,4 - 5.6%
Guggenheim BulletShares 2016 High Yield Corporate Bond ETF	112,800	3,094,104
Guggenheim BulletShares 2015 High Yield Corporate Bond ETF	112,900	3,039,494

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 51

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2014
SERIES J (STYLEPLUS—MID GROWTH SERIES)
	Shares	Value

Guggenheim BulletShares 2017 High Yield Corporate Bond ETF	103,100	$2,845,560
Total Exchange Traded Funds
(Cost $8,855,292)		8,979,158

MUTUAL FUNDS†,4 - 27.0%
Guggenheim Variable Insurance Strategy Fund III	802,683	20,051,030
Guggenheim Strategy Fund I	540,980	13,497,450
Guggenheim Strategy Fund II	160,192	4,000,000
Floating Rate Strategies Fund Institutional Class	104,236	2,803,962
Macro Opportunities Fund Institutional Class	101,696	2,769,193
Total Mutual Funds
(Cost $43,221,373)		43,121,635

SHORT TERM INVESTMENTS† - 5.9%
Dreyfus Treasury Prime Cash Management Fund	9,402,472	9,402,472
Total Short Term Investments
(Cost $9,402,472)		9,402,472

	Face Amount
ASSET BACKED SECURITIES†† - 23.3%
JP Morgan Mortgage Acquisition Trust
2007-CH3, 0.30% due 03/25/371	$1,308,398	1,285,638
2006-CH2, 0.25% due 10/25/361	709,231	707,090
Duane Street CLO IV Ltd.
2007-4A, 0.46% due 11/14/211,2	1,747,606	1,720,169
Garrison Funding 2013-2 Ltd.
2013-2A, 2.03% due 09/25/231,2	1,570,000	1,559,324
NewStar Commercial Loan Trust
2006-1A, 0.61% due 03/30/221,2	600,000	584,460
2007-1A, 1.53% due 09/30/221,2	500,000	465,600
2006-1A, 0.50% due 03/30/221,2	398,938	396,026
Brentwood CLO Corp.
2006-1A, 0.50% due 02/01/221,2	959,489	943,465
2006-1A, 1.05% due 02/01/221,2	400,000	363,920
Argent Securities Incorporated Asset-Backed Pass-Through Certificates Series
2005-W3, 0.49% due 11/25/351	1,323,788	1,250,334
Cornerstone CLO Ltd.
2007-1A, 0.45% due 07/15/211,2	1,200,000	1,180,800
Goldman Sachs Asset Management CLO plc
2007-1A, 2.98% due 08/01/221,2	1,200,000	1,175,040
Salus CLO 2012-1 Ltd.
2013-1AN, 2.48% due 03/05/211,2	1,100,000	1,098,130
Cerberus Onshore II CLO LLC
2014-1A, 2.93% due 10/15/231,2	850,000	835,720
2014-1A, 2.23% due 10/15/231,2	250,000	249,425
ALM VII R-2 Ltd.
2013-7R2A, 2.83% due 04/24/241,2	1,100,000	1,079,650
N-Star REL CDO VIII Ltd.
2006-8A, 0.44% due 02/01/411,2	1,094,756	1,039,471
Central Park CLO Ltd.
2011-1A, 3.43% due 07/23/221,2	1,040,000	1,024,816
Symphony CLO IX, LP
2012-9A, 2.73% due 04/16/221,2	500,000	500,500
2012-9A, 3.48% due 04/16/221,2	500,000	500,000
Aegis Asset Backed Securities Trust
2005-3, 0.62% due 08/25/351	999,108	983,896
Lehman XS Trust
2007-9, 0.27% due 06/25/371	1,092,882	965,609
Foothill CLO Ltd.
2007-1A, 0.47% due 02/22/211,2	952,363	939,696
KKR Financial CLO 2007-1 Ltd.
2007-1A, 2.47% due 05/15/211,2	950,000	931,760
Black Diamond CLO 2005-1 Delaware Corp.
2005-1A, 2.13% due 06/20/171,2	900,000	880,560
GreenPoint Mortgage Funding Trust
2005-HE4, 0.86% due 07/25/301	900,000	836,490
GSC Group CDO Fund VIII Ltd.
2007-8A, 0.61% due 04/17/211,2	850,000	822,035
Wells Fargo Home Equity Asset-Backed Securities 2006-2 Trust
2006-3, 0.30% due 01/25/371	890,546	813,428
Symphony CLO VII Ltd.
2011-7A, 3.43% due 07/28/211,2	750,000	742,050
Popular ABS Mortgage Pass-Through Trust
2005-A, 0.58% due 06/25/351	740,808	711,232
Race Point V CLO Ltd.
2014-5AR, 3.08% due 12/15/221,2	700,000	696,500
Hewett’s Island CDO Ltd.
2007-6A, 2.48% due 06/09/191,2	700,000	686,280
Black Diamond CLO 2006-1 Luxembourg S.A.
2007-1A, 0.62% due 04/29/191,2	700,000	653,100
TICC CLO LLC
2011-1A, 2.48% due 07/25/211,2	650,000	650,000
Northwoods Capital VII Ltd.
2006-7A, 1.78% due 10/22/211,2	650,000	624,975
OFSI Fund V Ltd.
2013-5A, 3.43% due 04/17/251,2	600,000	598,320
H2 Asset Funding Ltd.
2.05% due 03/19/37	600,000	597,240
Golub Capital Partners CLO 18 Ltd.
2014-18A, 2.73% due 04/25/261,2	590,000	587,463
California Republic Auto Receivables Trust
2013-2, 1.23% due 03/15/19	574,517	578,556
Triton Container Finance LLC
2012-1A, 4.21% due 05/14/272	554,167	554,167
Halcyon Loan Advisors Funding 2012-1 Ltd.
2012-1A, 3.22% due 08/15/231,2	500,000	491,200

52 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2014
SERIES J (STYLEPLUS—MID GROWTH SERIES)

	Face Amount	Value

West Coast Funding Ltd.
2006-1A, 0.38% due 11/02/411,2	$500,636	$484,515
Accredited Mortgage Loan Trust
2007-1, 0.28% due 02/25/371	506,779	481,275
Tricadia CDO 2006-6 Ltd.
2006-6A, 0.77% due 11/05/411,2	500,000	462,450
Global Leveraged Capital Credit Opportunity Fund
2006-1A, 0.53% due 12/20/181,2	427,343	426,146
Soundview Home Loan Trust
2003-1, 2.40% due 08/25/311	405,010	413,122
DIVCORE CLO Ltd.
2013-1A B, 4.05% due 11/15/32	400,000	400,000
ACS 2007-1 Pass Through Trust
2007-1A, 0.46% due 06/14/371,2	339,830	329,635
Golub Capital Partners Fundings Ltd.
2007-1A, 0.48% due 03/15/221,2	300,009	295,659
Race Point IV CLO Ltd.
2007-4A, 0.98% due 08/01/211,2	300,000	286,230
Riverside Park CLO Ltd.
2011-1A, 2.98% due 09/27/211,2	250,000	245,625
Newcastle CDO IX 1 Ltd.
2007-9A, 0.41% due 05/25/521,2	192,385	192,385
Total Asset Backed Securities
(Cost $37,023,946)		37,321,177

COLLATERALIZED MORTGAGE OBLIGATIONS†† - 4.7%
Resource Capital Corporation CRE Notes 2013 Ltd.
2013-CRE1, 3.00% due 12/15/281,2	1,250,000	1,266,276
Boca Hotel Portfolio Trust
2013-BOCA, 3.20% due 08/15/261,2	1,250,000	1,253,572
Hilton USA Trust
2013-HLF, 2.90% due 11/05/301,2	1,100,000	1,104,841
SRERS-2011 Funding Ltd.
2011-RS, 0.40% due 05/09/461,2	995,087	934,486
COMM 2007-FL14 Mortgage Trust
2007-FL14, 0.90% due 06/15/221,2	880,738	869,260
Wachovia Bank Commercial Mortgage Trust Series
2007-WHL8, 0.23% due 06/15/201,2	800,597	795,508
Banc of America Merrill Lynch Commercial Mortgage, Inc.
2005-6, 6.33% due 09/10/471,2	709,600	726,916
Banc of America Large Loan Trust
2007-BMB1, 1.25% due 08/15/291,2	650,000	649,846
Total Collateralized Mortgage Obligations
(Cost $7,513,871)		7,600,705

SENIOR FLOATING RATE INTERESTS†† - 2.8%
INDUSTRIALS - 1.1%
Travelport Holdings Ltd.
6.25% due 06/26/19	1,247,400	1,274,842
Thermasys Corp.
5.25% due 05/03/19	529,875	527,226
Total Industrials		1,802,068

FINANCIALS - 0.8%
National Financial Partners
5.25% due 07/01/20	1,019,704	1,024,292
First Data Corp.
4.15% due 03/23/18	100,000	100,125
Cunningham Lindsey U.S., Inc.
5.00% due 12/10/19	98,747	98,212
Total Financials		1,222,629

INFORMATION TECHNOLOGY - 0.5%
Blue Coat Systems, Inc.
4.00% due 05/31/19	844,873	844,518

ENERGY - 0.3%
Pacific Drilling
4.50% due 05/18/18	514,800	516,247

CONSUMER DISCRETIONARY - 0.1%
Sears Holdings Corp.
5.50% due 06/30/18	159,200	160,849

Total Senior Floating Rate Interests
(Cost $4,482,900)		4,546,311

CORPORATE BONDS†† - 1.9%
FINANCIALS - 0.6%
Icahn Enterprises Limited Partnership / Icahn Enterprises Finance Corp.
3.50% due 03/15/17	920,000	930,350

TELECOMMUNICATION SERVICES - 0.6%
Level 3 Financing, Inc.
3.82% due 01/15/181,2	900,000	915,750

INDUSTRIALS - 0.3%
International Lease Finance Corp.
2.18% due 06/15/161	520,000	523,250

CONSUMER STAPLES - 0.3%
Harbinger Group, Inc.
7.88% due 07/15/19	400,000	437,500

CONSUMER DISCRETIONARY - 0.1%
Vail Resorts, Inc.
6.50% due 05/01/19	200,000	210,250

Total Corporate Bonds
(Cost $2,984,207)		3,017,100

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 53

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	June 30, 2014
SERIES J (STYLEPLUS—MID GROWTH SERIES)

	Face Amount	Value

MORTGAGE BACKED SECURITIES†† - 1.5%
HSI Asset Securitization Corporation Trust
2007-WF1, 0.32% due 05/25/371	$1,849,194	$1,717,267
HarborView Mortgage Loan Trust
2006-12, 0.35% due 01/19/381	819,820	706,744

Total Mortgage Backed Securities
(Cost $2,389,296)		2,424,011

MUNICIPAL BONDS†† - 0.1%
MICHIGAN - 0.1%
Michigan Finance Authority Revenue Notes
4.37% due 08/20/14	230,000	231,208

Total Municipal Bonds
(Cost $230,000)		231,208

Total Investments - 92.9%
(Cost $145,832,446)		$148,890,697
Other Assets & Liabilities, net - 7.1%		11,450,678
Total Net Assets - 100.0%		$160,341,375

	Contracts	Unrealized Gain

EQUITY FUTURES CONTRACTS PURCHASED†
September 2014 S&P MidCap 400 Index Mini Futures Contracts (Aggregate Value of Contracts $1,001,560)	7	$22,588
September 2014 Russell 2000 Index Mini Futures Contracts (Aggregate Value of Contracts $237,560)	2	6,134
September 2014 NASDAQ-100 Index Mini Futures Contracts (Aggregate Value of Contracts $307,360)	4	5,843
September 2014 S&P 500 Index Mini Futures Contracts (Aggregate Value of Contracts $97,600)	1	1,182
(Total Aggregate Value of Contracts $1,644,080)		$35,747

	Units
OTC EQUITY INDEX SWAP AGREEMENTS††,3
Bank of America August 2014 Russell MidCap Growth Index Swap, Terminating 08/05/14 (Notional Value $127,099,693)	177,650	$—

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
1	Variable rate security. Rate indicated is rate effective at June 30, 2014.
2	Security is a 144A or Section 4(a)(2) security. The total market value of 144A or Section 4(a)(2) securities is $35,813,722 (cost $35,576,539), or 22.3% of total net assets.
3	Total Return based on Russell MidCap Growth Index +/- financing at a variable rate.
4	Affiliated issuers — See Note 10.
plc — Public Limited Company

54 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SERIES J (STYLEPLUS—MID GROWTH SERIES)

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
June 30, 2014

Assets:
Investments in unaffiliated issuers, at value (cost $93,755,780)	$96,789,904
Investments in affiliated issuers, at value (cost $52,076,666)	52,100,793
Total investments (cost $145,832,446)	148,890,697
Cash	213,033
Segregated cash with broker	75,325
Prepaid expenses	7,259
Receivables:
Securities sold	10,972,471
Swap settlement	3,513,289
Fund shares sold	184,254
Interest	163,377
Dividends	89,496
Variation margin	7,740
Investment advisor	12
Total assets	164,116,953

Liabilities:
Segregated cash from broker	3,213,578
Payable for:
Securities purchased	301,791
Fund shares redeemed	128,528
Management fees	91,200
Fund accounting/administration fees	12,390
Transfer agent/maintenance fees	3,394
Trustees’ fees*	1,904
Miscellaneous	22,793
Total liabilities	3,775,578
Net assets	$160,341,375

Net assets consist of:
Paid in capital	$135,677,085
Undistributed net investment income	1,024,096
Accumulated net realized gain on investments	20,546,196
Net unrealized appreciation on investments	3,093,998
Net assets	$160,341,375
Capital shares outstanding	3,428,371
Net asset value per share	$46.77

STATEMENT OF OPERATIONS (Unaudited)
Period Ended June 30, 2014

Investment Income:
Interest	$840,591
Dividends from securities of affiliated issuers	394,969
Dividends from securities of unaffiliated issuers	270,799
Total investment income	1,506,359

Expenses:
Management fees	579,944
Transfer agent/maintenance fees	12,400
Fund accounting/administration fees	73,459
Trustees’ fees*	8,530
Line of credit interest expense	6,453
Custodian fees	807
Miscellaneous	71,601
Total expenses	753,194
Less:
Expenses waived by Advisor	(21,755)
Net expenses	731,439
Net investment income	774,920

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments in unaffiliated issuers	3,684,713
Investments in affiliated issuers	(25,735)
Swap agreements	7,032,057
Futures contracts	80,997
Net realized gain	10,772,032
Net change in unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers	(136,792)
Investments in affiliated issuers	157,130
Futures contracts	6,144
Net change in unrealized appreciation (depreciation)	26,482
Net realized and unrealized gain	10,798,514
Net increase in net assets resulting from operations	$11,573,434

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 55

SERIES J (STYLEPLUS—MID GROWTH SERIES)

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended June 30, 2014 (Unaudited)	Year Ended December 31, 2013
Increase (Decrease) in Net Assets from Operations:
Net investment income	$774,920	$249,176
Net realized gain on investments	10,772,032	42,585,332
Net change in unrealized appreciation (depreciation) on investments	26,482	(3,723,086)
Net increase in net assets resulting from operations	11,573,434	39,111,422

Capital share transactions:
Proceeds from sale of shares	2,073,643	5,825,753
Cost of shares redeemed	(10,436,623)	(26,061,600)
Net decrease from capital share transactions	(8,362,980)	(20,235,847)
Net increase in net assets	3,210,454	18,875,575

Net assets:
Beginning of period	157,130,921	138,255,346
End of period	$160,341,375	$157,130,921
Undistributed net investment income at end of period	$1,024,096	$249,176

Capital share activity:
Shares sold	46,378	151,861
Shares redeemed	(234,709)	(688,120)
Net decrease in shares	(188,331)	(536,259)

56 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SERIES J (STYLEPLUS—MID GROWTH SERIES)

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended June 30, 2014a	Year Ended December 31, 2013	Year Ended December 31, 2012	Year Ended December 31, 2011	Year Ended December 31, 2010	Year Ended December 31, 2009
Per Share Data
Net asset value, beginning of period	$43.45	$33.29	$28.75	$30.05	$24.20	$16.81
Income (loss) from investment operations:
Net investment income (loss)b	.22	.06	.05	(.03)	(.02)	(.03)
Net gain (loss) on investments (realized and unrealized)	3.10	10.10	4.49	(1.27)	5.87	7.42
Total from investment operations	3.32	10.16	4.54	(1.30)	5.85	7.39
Net asset value, end of period	$46.77	$43.45	$33.29	$28.75	$30.05	$24.20

Total Returnc	7.64%	30.52%	15.79%	(4.33%)	24.17%	43.96%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$160,341	$157,131	$138,255	$136,469	$169,388	$154,273
Ratios to average net assets:
Net investment income (loss)	1.00%	0.17%	0.14%	(0.10%)	(0.10%)	(0.13%)
Total expensesd	0.97%	0.98%	0.95%	0.91%	0.91%	0.92%
Net expensese	0.95%	0.98%	0.95%	0.91%	0.91%	0.92%
Portfolio turnover rate	52%	245%	150%	155%	130%	136%

a	Unaudited figures for the period ended June 30, 2014. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
b	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
c
Total return does not take into account any of the expenses associated with an investment in variable insurance products. If total return had taken into account these expenses, performance would have been lower. Shares of a series of Guggenheim Variable Funds Trust are available only through the purchase of such products.

d	Does not include expenses of the underlying funds in which the Fund invests.
e	Net expense information reflects the expense ratios after expense waivers.

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 57

FUND PROFILE (Unaudited)	June 30, 2014

SERIES M (MACRO OPPORTUNITIES SERIES)

OBJECTIVE: Seeks to provide total return, comprised of current income and capital appreciation.

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Date: April 24, 2013

Ten Largest Holdings (% of Total Net Assets)
Gramercy Real Estate CDO 2007-1 Ltd. — Class A1	1.9%
KKR Financial CLO 2007-A Corp. — Class E	1.7%
LCM X, LP — Class DR	1.7%
Rise Ltd.	1.7%
Castlelake Aircraft Securitization Trust — Class A1	1.7%
AABS Ltd.	1.6%
Ollies Bargain Outlet	1.5%
N-Star Real Estate CDO IX Ltd.	1.4%
SPDR EURO STOXX 50 ETF	1.3%
Nomura Resecuritization Trust — Class A	1.3%
Top Ten Total	15.8%
“Ten Largest Holdings” exclude any temporary cash or derivative investments.

Portfolio Composition by Quality Rating*
Rating
Fixed Income Instruments
AA	2.6%
A	10.3%
BBB	22.5%
BB	11.2%
B	30.0%
CCC	10.1%
CC	1.5%
D	0.3%
NR	0.3%
Other Instruments
Short Term Investments	6.0%
Exchange Traded Funds	3.2%
Preferred Stocks	1.9%
Options Purchased	0.1%
Options Written	0.0%
Total Investments	100.0%
The chart above reflects percentages of the value of total investments.

*
Source: Factset. Credit quality ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). All rated securities have been rated by Moody’s, Standard & Poor’s (“S&P”), or Fitch, which are all a Nationally Recognized Statistical Rating Organization (“NRSRO”). For purposes of this presentation, when ratings are available from more than one agency, the highest rating is used. Guggenheim Investments has converted Moody’s and Fitch ratings to the equivalent S&P rating. Unrated securities do not necessarily indicate low credit quality. Security ratings are determined at the time of purchase and may change thereafter.

58 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2014
SERIES M (MACRO OPPORTUNITIES SERIES)
	Shares	Value

PREFERRED STOCKS† - 2.1%
Seaspan Corp.
6.38% due 04/30/19	14,000	$357,700
Aspen Insurance Holdings Ltd.
5.95% due 07/01/231.3	10,000	249,000
Total Preferred Stocks
(Cost $600,000)		606,700

EXCHANGE TRADED FUNDS† - 3.5%
SPDR EURO STOXX 50 ETF	9,009	389,819
iShares MSCI Spain Capped ETF	7,500	321,150
iShares MSCI Italy Capped ETF	16,600	288,508
Total Exchange Traded Funds
(Cost $894,616)		999,477

SHORT TERM INVESTMENTS† - 6.5%
Federated U.S. Treasury Cash Reserve Fund	1,868,683	1,868,683
Total Short Term Investments
(Cost $1,868,683)		1,868,683

	Face Amount
ASSET BACKED SECURITIES†† - 39.5%
Gramercy Real Estate CDO 2007-1 Ltd.
2007-1A, 0.50% due 08/15/561,2	$645,487	558,926
KKR Financial CLO 2007-A Corp.
2007-AA, 6.73% due 10/15/171,2	500,000	502,350
LCM X, LP
2014-10AR, 3.98% due 04/15/221,2	500,000	497,399
Castlelake Aircraft Securitization Trust
2014-1, 5.25% due 02/15/29†††	481,500	483,330
Northwoods Capital VII Ltd.
2006-7A, 3.73% due 10/22/211,2	250,000	243,000
2006-7A, 1.78% due 10/22/211,2	200,000	192,300
N-Star Real Estate CDO IX Ltd.
0.44% due 02/01/415	421,060	399,881
Great Lakes CLO 2014-1 Ltd.
2014-1A, 4.42% due 04/15/25†††,1,2	350,000	340,445
Cedar Woods CRE CDO Ltd.
0.42% due 07/25/51	401,360	334,935
CIT Mortgage Loan Trust
2007-1, 1.60% due 10/25/371,2	325,000	300,504
GreenPoint Mortgage Funding Trust
2005-HE4, 0.86% due 07/25/301	300,000	278,830
Structured Asset Securities Corporation Mortgage Loan Trust
2006-OPT1, 0.41% due 04/25/361	300,000	267,868
NewStar Commercial Loan Trust
2006-1A, 0.91% due 03/30/221,2	275,000	265,540
DIVCORE CLO Ltd.
2013-1A B, 4.05% due 11/15/32	250,000	250,000
Newstar Commercial Loan Funding 2013-1 LLC
2013-1A, 5.53% due 09/20/231,2	250,000	249,400
COA Summit CLO Ltd.
2014-1A, 4.09% due 04/20/231,2	250,000	248,600
RAIT CRE CDO I Ltd.
2006-1X, 0.48% due 11/20/46†††,1	281,154	248,541
Newstar Commercial Loan Funding 2014-1 LLC
2014-1A, 5.07% due 04/20/251,2	250,000	247,775
Garrison Funding 2013-2 Ltd.
2013-2A, 4.88% due 09/25/231,2	250,000	247,325
Salus CLO 2012-1 Ltd.
2013-1AN, 6.98% due 03/05/211,2	250,000	247,150
Telos CLO Ltd.
2013-3A, 4.48% due 01/17/241,2	250,000	245,850
Emerald Aviation Finance Ltd.
2013-1, 6.35% due 10/15/382	239,583	243,776
Acis CLO 2013-2 Ltd.
4.08% due 10/14/221,2	250,000	243,675
KVK CLO Ltd.
2014-1A, 3.13% due 05/15/261,2	250,000	243,325
Centerline REIT, Inc.
2004-RR3, 4.76% due 09/21/451,2	238,699	242,876
Turbine Engines Securitization Ltd.
2013-1A, 6.38% due 12/13/48†††,2	236,043	240,032
West Coast Funding Ltd.
2006-1A, 0.38% due 11/02/411,2	247,887	239,906
Black Diamond CLO 2005-2 Delaware Corp.
2005-2A, 2.03% due 01/07/181,2	250,000	238,750
ALM XIV Ltd.
2014-14A, 3.68% due 07/28/261,2	250,000	238,225
Jasper CLO Ltd.
2005-1A, 1.13% due 08/01/171,2	250,000	237,700
Cerberus Onshore II CLO LLC
2014-1A, 4.23% due 10/15/231,2	250,000	236,900
Battalion Clo 2007-I Ltd.
2007-1A, 2.38% due 07/14/221,2	250,000	235,700
ColumbusNova CLO Limited
2007-1A, 1.58% due 05/16/191,2	250,000	235,475
Kingsland III Ltd.
2006-3A, 1.83% due 08/24/211,2	250,000	231,575
Kingsland IV Ltd.
2007-4A, 1.68% due 04/16/211,2	250,000	226,150
First Frankin Mortgage Loan Trust
2006-FF1, 0.49% due 01/25/361	250,000	218,257
AMMC CDO
2012-11A, 0.00% due 10/30/232	250,000	194,125
GSAA Home Equity Trust
2007-7, 0.42% due 07/25/371	179,234	154,232
Fortress Credit Opportunities III CLO, LP
2014-3A, 3.48% due 04/28/261,2	150,000	149,295
New Century Home Equity Loan Trust Series
2004-4, 0.95% due 02/25/351	79,168	72,776
2005-1, 0.87% due 03/25/351	80,795	69,915

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 59

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2014
SERIES M (MACRO OPPORTUNITIES SERIES)

	Face Amount	Value

Park Place Securities Incorporated Series
2005-WHQ2, 0.61% due 05/25/351	$140,000	$130,137
Lehman XS Trust
2007-9, 0.27% due 06/25/371	139,140	122,936
Tricadia CDO 2006-6 Ltd.
2006-6A, 0.97% due 11/05/411,2	100,000	90,180
Saxon Asset Securities Trust
2005-4, 0.59% due 11/25/371	100,000	85,965
Wachovia Asset Securitization Issuance II LLC 2007-HE1 Trust
2007-HE1, 0.29% due 07/25/371,2	84,836	70,953
Accredited Mortgage Loan Trust
2007-1, 0.28% due 02/25/371	68,484	65,037
Newcastle CDO IX 1 Ltd.
2007-9A, 0.41% due 05/25/521,2	15,030	15,030
Total Asset Backed Securities
(Cost $11,316,528)		11,422,852

SENIOR FLOATING RATE INTERESTS†† - 27.4%
INDUSTRIALS - 8.7%
Rise Ltd.
4.74% due 02/12/39†††	489,614	496,370
AABS Ltd.
4.87% due 01/15/38†††	458,856	464,592
Travelport Holdings Ltd.
6.25% due 06/26/19	297,000	303,534
Emerald Expositions
5.50% due 06/17/20	237,597	239,008
Power Borrower, LLC
8.25% due 11/06/20	125,000	121,875
4.25% due 05/06/20	115,844	113,237
STG-Fairway Acquisitions, Inc.
6.25% due 02/28/19	148,126	147,570
Thermasys Corp.
5.25% due 05/03/19	122,656	122,043
Mitchell International, Inc.
8.50% due 10/11/21	100,000	101,917
syncreon
5.25% due 10/28/20	99,500	100,122
Nord Anglia Education Finance LLC
4.50% due 03/31/21	100,000	100,000
MRC Global, Inc.
5.00% due 11/08/19	99,500	99,998
NANA Development Corp.
8.00% due 03/15/185	75,000	74,250
Total Industrials		2,484,516

INFORMATION TECHNOLOGY - 4.9%
EIG Investors Corp.
5.00% due 11/09/19	246,881	246,881
Deltek, Inc.
4.50% due 10/10/18	217,443	218,711
Wall Street Systems
4.50% due 04/30/21	200,000	200,126
Active Network, Inc., The
5.50% due 11/13/20	118,452	117,787
Evergreen Skill
4.50% due 04/28/21	100,000	99,938
P2 Energy Solutions
5.00% due 10/30/20	99,500	99,831
Greenway Medical Technologies
6.00% due 11/04/205	99,500	99,376
LANDesk Group, Inc.
5.00% due 02/25/20	99,251	99,275
Go Daddy Operating Company, LLC
4.75% due 05/13/21	98,482	97,897
Aspect Software, Inc.
7.25% due 05/07/16	96,250	97,033
SumTotal Systems
6.25% due 11/16/18	45,568	44,429
Total Information Technology		1,421,284

FINANCIALS - 4.6%
Impala Holdings
8.00% due 06/30/19†††	150,000	252,888
First Data Corp.
4.15% due 03/23/18	250,000	250,313
Intertrust Group
8.00% due 04/15/22	100,000	100,333
4.23% due 04/16/21	100,000	100,025
American Stock Transfer & Trust
5.75% due 06/26/20	194,293	193,969
Magic Newco, LLC
12.00% due 06/12/19	125,000	142,916
RCS Capital
6.50% due 04/29/19	100,000	102,042
National Financial Partners
5.25% due 07/01/20	99,000	99,446
HDV Holdings
5.75% due 12/18/185	97,500	96,769
Total Financials		1,338,701

CONSUMER DISCRETIONARY - 4.0%
Ollies Bargain Outlet
4.75% due 09/28/19	441,227	441,227
Lions Gate Entertainment Corp.
5.00% due 07/19/20	200,000	203,000
Men’s Wearhouse
4.50% due 06/18/21	200,000	200,916
Fleetpride Corp.
4.25% due 11/19/19	118,496	117,904
Sears Holdings Corp.
5.50% due 06/30/18	99,500	100,531

60 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2014
SERIES M (MACRO OPPORTUNITIES SERIES)

	Face Amount	Value

NES Global Talent
6.50% due 10/03/19	$98,750	$98,750
Total Consumer Discretionary		1,162,328

CONSUMER STAPLES - 2.0%
Grocery Outlet, Inc.
5.50% due 12/17/18	197,684	197,930
Arctic Glacier Holdings, Inc.
5.00% due 05/10/19	161,119	159,911
Performance Food Group
6.25.% due 11/14/19	123,750	124,911
Reddy Ice Holdings, Inc.
6.75% due 04/01/19	99,248	96,767
Total Consumer Staples		579,519

TELECOMMUNICATION SERVICES - 1.9%
Avaya, Inc.
6.50% due 03/31/18	247,107	247,142
4.75% due 10/26/17	100,000	97,828
Interactive Data Corp.
4.75% due 05/02/21	100,000	100,813
Cengage Learning Acquisitions, Inc.
7.00% due 03/31/20	99,750	100,810
Total Telecommunication Services		546,593

ENERGY - 0.4%
Atlas Energy LP
6.50% due 07/31/19	99,250	100,615
Ocean Rig ASA
6.00% due 03/31/21	11,026	11,198
Total Energy		111,813

MATERIALS - 0.3%
Royal Adhesives and Sealants
5.50% due 07/31/18	97,267	98,088

UTILITIES - 0.3%
Astoria Generating Company Acquisitions LLC
8.50% due 10/26/17	95,000	97,613

HEALTH CARE - 0.3%
Nextech Systems LLC
6.00% due 10/28/18†††,5	97,500	95,550

Total Senior Floating Rate Interests
(Cost $7,884,362)		7,936,005

CORPORATE BONDS†† - 18.2%
FINANCIALS - 6.3%
Bank of America Corp.
5.13% due 06/17/191,3	250,000	249,062
5.20% due 12/29/491,3	150,000	143,625
Fifth Third Bancorp
5.10% due 12/31/491,3,4	250,000	240,188
Opal Acquisition, Inc.
8.88% due 12/15/212	150,000	157,875
Customers Bank
6.13% due 06/26/291,2	150,000	150,000
Nationstar Mortgage LLC / Nationstar Capital Corp.
6.50% due 06/01/224	150,000	150,000
Banco do Brasil S.A.
9.00% due 12/29/491,2,3	150,000	147,938
M&T Bank Corp.
6.45% due 12/29/491,3,4	100,000	106,625
Barclays plc
8.25% due 12/15/181,3	100,000	106,000
CIC Receivables Master Trust
4.89% due 10/07/21†††	100,000	101,160
Jefferies LoanCore LLC / JLC Finance Corp.
6.88% due 06/01/202	100,000	101,000
Cadence Financial Corp.
4.88% due 06/28/192	100,000	100,350
JPMorgan Chase & Co.
5.00% due 12/29/491,3	100,000	99,629
Total Financials		1,853,452

CONSUMER STAPLES - 2.9%
Vector Group Ltd.
7.75% due 02/15/214	300,000	319,499
Harbinger Group, Inc.
7.75% due 01/15/224	171,000	175,062
7.88% due 07/15/19	43,000	47,031
Central Garden and Pet Co.
8.25% due 03/01/184	200,000	207,500
KeHE Distributors LLC / KeHE Finance Corp.
7.63% due 08/15/212	100,000	109,000
Total Consumer Staples		858,092

ENERGY - 2.5%
Pacific Drilling S.A.
5.38% due 06/01/202,4	250,000	245,000
Legacy Reserves Limited Partnership / Legacy Reserves Finance Corp.
6.63% due 12/01/214	150,000	152,250
BreitBurn Energy Partners Limited Partnership / BreitBurn Finance Corp.
7.88% due 04/15/224	100,000	108,250

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 61

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2014
SERIES M (MACRO OPPORTUNITIES SERIES)

	Face Amount	Value

Atlas Energy Holdings Operating Company LLC / Atlas Resource Finance Corp.
9.25% due 08/15/21	$100,000	$108,000
Endeavor Energy Resources Limited Partnership / EER Finance, Inc.
7.00% due 08/15/212,4	100,000	106,750
Memorial Production Partners Limited Partnership / Memorial Production Finance Corp.
7.63% due 05/01/21	10,000	10,463
Total Energy		730,713

CONSUMER DISCRETIONARY - 2.0%
Seminole Hard Rock Entertainment Incorporated / Seminole Hard Rock International LLC
5.88% due 05/15/212,4	250,000	250,625
GRD Holdings III Corp.
10.75% due 06/01/192	100,000	112,000
CPG Merger Sub LLC
8.00% due 10/01/212,4	100,000	105,250
MDC Partners, Inc.
6.75% due 04/01/202	50,000	52,750
Guitar Center, Inc.
6.50% due 04/15/192	50,000	49,500
Total Consumer Discretionary		570,125

MATERIALS - 1.9%
TPC Group, Inc.
8.75% due 12/15/202,4	250,000	276,875
KGHM International Ltd.
7.75% due 06/15/192,4	250,000	268,438
Total Materials		545,313

INDUSTRIALS - 1.1%
Quality Distribution LLC / QD Capital Corp.
9.88% due 11/01/18	100,000	107,000
Prosight Global Inc.
7.50% due 11/26/20†††,5	100,000	101,370
Marquette Transportation Company LLC / Marquette Transportation Finance Corp.
10.88% due 01/15/17	95,000	100,653
Total Industrials		309,023

TELECOMMUNICATION SERVICES - 0.7%
SITEL LLC / Sitel Finance Corp.
11.00% due 08/01/172,4	125,000	133,125
Expo Event Transco, Inc.
9.00% due 06/15/212	60,000	62,550
Total Telecommunication Services		195,675

UTILITIES - 0.4%
NGL Energy Partners Limited Partnership / NGL Energy Finance Corp.
6.88% due 10/15/212,4	100,000	106,500

INFORMATION TECHNOLOGY - 0.4%
Eagle Midco, Inc.
9.00% due 06/15/182,4	100,000	103,250

Total Corporate Bonds
(Cost $5,198,574)		5,272,143

COLLATERALIZED MORTGAGE OBLIGATIONS†† - 11.0%
Nomura Resecuritization Trust
2012-1R, 0.59% due 08/27/471,2	416,472	384,278
SRERS-2011 Funding Ltd.
2011-RS, 0.40% due 05/09/461,2	355,388	333,746
Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2006-AR9 Trust
2006-AR9, 0.96% due 11/25/461	363,202	250,508
CSMC Trust 2014-SURF
3.26% due 02/15/291,2	250,000	250,272
IndyMac INDX Mortgage Loan Trust
2006-AR4, 0.36% due 05/25/461	271,460	235,414
Lehman XS Trust Series
2006-16N, 0.34% due 11/25/461	284,979	234,166
Washington Mutual Mortgage Pass-Through Certificates WMALT Series Trust
2006-7, 6.42% due 09/25/36	375,047	219,373
American Home Mortgage Assets Trust
2006-4, 0.34% due 10/25/461	322,188	218,025
GreenPoint Mortgage Funding Trust
2006-AR1, 0.44% due 02/25/361	250,795	210,358
Bear Stearns Mortgage Funding Trust
2007-AR5, 0.32% due 06/25/471	238,275	193,822
Banc of America Merrill Lynch Commercial Mortgage, Inc.
2005-6, 6.33% due 09/10/471,2	159,660	163,556
Structured Asset Mortgage Investments II Trust
2006-AR1, 0.38% due 02/25/361	126,692	107,857
Residential Asset Securitization Trust
2006-A12, 6.25% due 11/25/36	134,691	103,125
Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2007-OA4 Trust
2007-OA4, 0.88% due 04/25/471	132,580	100,663
Wachovia Bank Commercial Mortgage Trust Series
2007-WHL8, 0.85% due 06/15/201,2	97,374	95,605
First Horizon Alternative Mortgage Securities Trust
2006-FA1, 5.75% due 04/25/36	102,850	88,708
Total Collateralized Mortgage Obligations
(Cost $3,159,786)		3,189,476

62 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2014
SERIES M (MACRO OPPORTUNITIES SERIES)

	Face Amount	Value

MUNICIPAL BONDS†† - 0.4%
MICHIGAN - 0.4%
City of Detroit Michigan Water Supply System Revenue Revenue Bonds
5.00% due 07/01/16	$110,000	$110,913
Total Municipal Bonds
(Cost $110,110)		110,913

	Contracts
OPTIONS PURCHASED† - 0.1%
Call options on:
September 2014 iShares 7-10 Year Treasury Bond ETF Expiring with strike price of $104.00	546	35,490
Total Call options		35,490
Total Options Purchased
(Cost $33,328)		35,490

Total Investments - 108.7%
(Cost $31,065,987)		$31,441,739

OPTIONS WRITTEN† - 0.0%
Call options on:
September 2014 iShares 7-10 Year Treasury Bond ETF Expiring with strike price of $106.00	546	(10,920)
Total Options Written
(Premiums received $7,622)		(10,920)

Other Assets & Liabilities, net - (8.7)%		(2,722,854)
Total Net Assets - 100.0%		$28,907,965

	Units	Unrealized Gain (Loss)

OTC EQUITY INDEX SWAP AGREEMENTS††
Bank of America July 2014 S&P 500 HomeBuilding Index Swap, Terminating 07/11/146 (Notional Value $852,046)	1,384	$54,300
Bank of America August 2014 S&P 1500 Education Services Sub-Industry Index Swap, Terminating 08/04/147 (Notional Value $885,155)	15,966	1,655
(Total Notional Value $1,737,201)		$55,955

OTC CURRENCY SWAP AGREEMENTS††
Bank of America September 2014 U.S. Dollar Index Future Swap, Terminating 09/11/148 (Notional Value $798,150)	10	$(10,961)

OTC INTEREST RATE SWAP AGREEMENTS SOLD SHORT††
Bank of America September 2014 Japanese Government 10 Year Bond Future Swap, Terminating 09/08/14 (Notional Value $2,874,741)	2	$(11,345)

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 63

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	June 30, 2014
SERIES M (MACRO OPPORTUNITIES SERIES)

CENTRALLY CLEARED INTEREST RATE SWAP AGREEMENTS††
Counterparty	Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount	Market Value	Unrealized Appreciation/Depreciation
Merrill Lynch	Pay	3-Month USD-LIBOR	3.13%	06/8/25	$1,000,000	$11,700	$11,700
Merrill Lynch	Receive	3-Month USD-LIBOR	2.70%	07/5/23	(50,000)	(1,495)	(1,495)
Merrill Lynch	Receive	3-Month USD-LIBOR	1.56%	07/5/18	(850,000)	(11,900)	(11,900)
Merrill Lynch	Receive	6-Month EUR-EURIBOR	1.89%	06/8/25	(700,000)	(18,402)	(18,402)
							$(20,097)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS††
Contracts to Sell	Currency	Counterparty	Settlement Date	Settlement Value	Value at 06/30/14	Net Unrealized Depreciation
400,000	Euro	Bank of America	09/17/14	$541,734	$548,068	$(6,333)

†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs, unless otherwise noted — See Note 4.
†††	Value determined based on Level 3 inputs — See Note 4.
1	Variable rate security. Rate indicated is rate effective at June 30, 2014.
2	Security is a 144A or Section 4(a)(2) security. The total market value of 144A or Section 4(a)(2) securities is $12,106,445 (cost $12,008,839), or 41.9% of total net assets.
3	Perpetual maturity.
4	Security or a portion thereof is held as collateral for reverse repurchase agreements — See Note 13.
5	Illiquid security.
6	Total Return based on S&P 500 HomeBuilding Index +/- financing at a variable rate.
7	Total Return based on S&P 1500 Educational Services Sub-Industry Index +/- financing at a variable rate.
8	Total Return based on U.S. Dollar Index +/- financing at a variable rate.
plc — Public Limited Company
REIT — Real Estate Investment Trust

64 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SERIES M (MACRO OPPORTUNITIES SERIES)

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
June 30, 2014

Assets:
Investments, at value (cost $31,065,987)	$31,441,739
Cash	223,238
Unrealized appreciation on swap agreements	67,655
Segregated cash with broker	57,260
Prepaid expenses	1,035
Receivables:
Securities sold	586,972
Interest	154,363
Dividends	20,439
Fund shares sold	9,897
Investment advisor	2,245
Total assets	32,564,843

Liabilities:
Reverse Repurchase Agreements	2,589,719
Unrealized depreciation on swap agreements	54,103
Options written, at value (premiums received $7,622)	10,920
Unrealized depreciation on forward foreign currency exchange contracts	6,333
Payable for:
Securities purchased	921,317
Swap agreements	83
Management fees	20,945
Fund shares redeemed	19,162
Distribution and service fees	5,884
Fund accounting/administration fees	2,236
Trustees’ fees*	2,190
Transfer agent/maintenance fee	2,055
Miscellaneous	21,931
Total liabilities	3,656,878
Net assets	$28,907,965

Net assets consist of:
Paid in capital	$27,504,946
Undistributed net investment income	1,026,354
Accumulated net realized gain on investments and foreign currency	1,456
Net unrealized appreciation on investments and foreign currency	375,209
Net assets	$28,907,965
Capital shares outstanding	1,099,187
Net asset value per share	$26.30

STATEMENT OF OPERATIONS (Unaudited)
Period Ended June 30, 2014

Investment Income:
Interest	$760,178
Dividends	35,980
Total investment income	796,158

Expenses:
Management fees	128,700
Transfer agent/maintenance fees	12,434
Distribution and service fees	36,151
Fund accounting/administration fees	13,737
Short interest expense	10,359
Trustees’ fees*	3,383
Line of credit interest expense	1,110
Custodian fees	480
Miscellaneous	36,677
Total expenses	243,031
Less:
Expenses waived by Advisor	(19,607)
Net expenses	223,424
Net investment income	572,734

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	67,970
Swap agreements	136,773
Forward foreign currency exchange contracts	15,228
Foreign currency	10
Options purchased	(77,230)
Options written	4,520
Net realized gain	147,271
Net change in unrealized appreciation (depreciation) on:
Investments	485,511
Swap agreements	(77,533)
Options purchased	27,022
Options written	(6,123)
Forward foreign currency exchange contracts	(6,333)
Foreign currency	(4,464)
Net change in unrealized appreciation (depreciation)	418,080
Net realized and unrealized gain	565,351
Net increase in net assets resulting from operations	$1,138,085

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 65

SERIES M (MACRO OPPORTUNITIES SERIES)

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended June 30, 2014 (Unaudited)	Period Ended December 31, 2013a
Increase (Decrease) in Net Assets from Operations:
Net investment income	$572,734	$436,687
Net realized gain (loss) on investments and foreign currency	147,271	(143,336)
Net change in unrealized appreciation (depreciation) on investments and foreign currency	418,080	(42,871)
Net increase in net assets resulting from operations	1,138,085	250,480

Capital share transactions:
Proceeds from sale of shares	10,235,433	27,126,005
Cost of shares redeemed	(8,715,143)	(1,126,895)
Net increase from capital share transactions	1,520,290	25,999,110
Net increase in net assets	2,658,375	26,249,590

Net assets:
Beginning of period	26,249,590	—
End of period	$28,907,965	$26,249,590
Undistributed net investment income at end of period	$1,026,354	$453,620

Capital share activity:
Shares sold	395,305	1,085,488
Shares redeemed	(336,024)	(45,582)
Net increase in shares	59,281	1,039,906

a	Since commencement of operations: April 24, 2013.

66 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SERIES M (MACRO OPPORTUNITIES SERIES)

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended June 30, 2014a	Period Ended December 31, 2013b
Per Share Data
Net asset value, beginning of period	$25.24	$25.00
Income (loss) from investment operations:
Net investment income (loss)c	.51	.42
Net gain (loss) on investments (realized and unrealized)	.55	(.18)
Total from investment operations	1.06	.24
Net asset value, end of period	$26.30	$25.24

Total Returnd	4.20%	0.96%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$28,908	$26,250
Ratios to average net assets:
Net investment income (loss)	3.96%	2.48%
Total expensese	1.68%	1.80%
Net expensesf,g	1.55%	1.49%
Portfolio turnover rate	44%	49%

a	Unaudited figures for the period ended June 30, 2014. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
b	Since commencement of operations: April 24, 2013. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
c	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
d
Total return does not take into account any of the expenses associated with an investment in variable insurance products. If total return had taken into account these expenses, performance would have been lower. Shares of a series of Guggenheim Variable Funds Trust are available only through the purchase of such products.

e	Does not include expenses of the underlying funds in which the Fund invests.
f	Net expense information reflects the expense ratios after expense waivers and may include extraordinary expenses.
g	Excluding extraordinary expenses, the operating expense ratio for the period would be:

06/30/14	12/31/13
1.45%	1.44%

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 67

FUND PROFILE (Unaudited)	June 30, 2014

SERIES N (MANAGED ASSET ALLOCATION SERIES)

OBJECTIVE: Seeks growth of capital and, secondarily, preservation of capital.

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Date: June 1, 1995

Ten Largest Holdings (% of Total Net Assets)
Guggenheim Variable Insurance Strategy Fund III	22.9%
iShares Core U.S. Aggregate Bond ETF	16.3%
SPDR S&P 500 ETF Trust	14.7%
Vanguard S&P 500 ETF	14.7%
iShares iBoxx $ Investment Grade Corporate Bond ETF	8.3%
iShares Core S&P Mid-Capital ETF	6.8%
Guggenheim Strategy Fund II	5.0%
iShares MSCI EAFE ETF	4.1%
Guggenheim Strategy Fund III	1.0%
Top Ten Total	93.8%
“Ten Largest Holdings” exclude any temporary cash or derivative investments.

68 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2014
SERIES N (MANAGED ASSET ALLOCATION SERIES)
	Shares	Value

EXCHANGE TRADED FUNDS† - 64.9%
iShares Core U.S. Aggregate Bond ETF	92,917	$10,165,120
SPDR S&P 500 ETF Trust	46,804	9,160,479
Vanguard S&P 500 ETF	50,892	9,131,552
iShares iBoxx $ Investment Grade Corporate Bond ETF	43,517	5,189,837
iShares Core S&P Mid-Capital ETF	29,346	4,198,826
iShares MSCI EAFE ETF	37,530	2,565,926
iShares Core S&P 500 ETF	2	394
Total Exchange Traded Funds
(Cost $32,694,866)		40,412,134

MUTUAL FUNDS†,1 - 32.8%
Guggenheim Variable Insurance Strategy Fund III	571,215	14,268,940
Guggenheim Strategy Fund II	124,173	3,100,603
Guggenheim Strategy Fund I	99,162	2,474,081
Guggenheim Strategy Fund III	24,828	620,447
Total Mutual Funds
(Cost $20,467,292)		20,464,071

SHORT TERM INVESTMENTS† - 0.5%
Dreyfus Treasury Prime Cash Management Fund	332,815	332,815
Total Short Term Investments
(Cost $332,815)		332,815

Total Investments - 98.2%
(Cost $53,494,973)		$61,209,020
Other Assets & Liabilities, net - 1.8%		1,112,141
Total Net Assets - 100.0%		$62,321,161

	Contracts	Unrealized Gain (Loss)

EQUITY FUTURES CONTRACTS PURCHASED†
September 2014 S&P 500 Index Mini Futures Contracts (Aggregate Value of Contracts $5,075,200)	52	$74,812
September 2014 Russell 2000 Index Mini Futures Contracts (Aggregate Value of Contracts $2,375,600)	20	39,696
September 2014 MSCI EAFE Index Mini Futures Contracts (Aggregate Value of Contracts $7,482,199)	76	33,322
September 2014 SPI 200 Index Futures Contracts†† (Aggregate Value of Contracts $379,226)	3	2,174
September 2014 Nikkei 225 (CME) Index Futures Contracts (Aggregate Value of Contracts $76,025)	1	747
September 2014 DAX Index Futures Contracts†† (Aggregate Value of Contracts $336,688)	1	(3,761)
July 2014 CAC40 10 Euro Index Futures Contracts†† (Aggregate Value of Contracts $181,618)	3	(4,361)
(Total Aggregate Value of Contracts $15,906,556)		$142,629

CURRENCY FUTURES CONTRACTS PURCHASED†
September 2014 Euro FX Futures Contracts (Aggregate Value of Contracts $513,675)	3	$5,729
September 2014 Japanese Yen Futures Contracts (Aggregate Value of Contracts $246,925)	2	1,733
September 2014 Australian Dollar Futures Contracts (Aggregate Value of Contracts $281,310)	3	1,643
(Total Aggregate Value of Contracts $1,041,910)		$9,105

INTEREST RATE FUTURES CONTRACTS PURCHASED†
September 2014 U.S. Treasury 10 Year Note Futures Contracts (Aggregate Value of Contracts $8,884,984)	71	$6,069
September 2014 U.S. Treasury 5 Year Note Futures Contracts (Aggregate Value of Contracts $119,438)	1	819
September 2014 U.S. Treasury 2 Year Note Futures Contracts (Aggregate Value of Contracts $4,611,141)	21	(3,313)
(Total Aggregate Value of Contracts $13,615,563)		$3,575

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 69

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	June 30, 2014
SERIES N (MANAGED ASSET ALLOCATION SERIES)

	Contracts	Unrealized Gain (Loss)

CURRENCY FUTURES CONTRACTS SOLD SHORT†
September 2014 British Pound Futures Contracts (Aggregate Value of Contracts $106,906)	1	$(934)
September 2014 Canadian Dollar Futures Contracts (Aggregate Value of Contracts $187,100)	2	(3,535)
(Total Aggregate Value of Contracts $294,006)		$(4,469)

EQUITY FUTURES CONTRACTS SOLD SHORT†
September 2014 FTSE 100 Index Futures Contracts†† (Aggregate Value of Contracts $114,711)	1	$491
July 2014 Hang Seng Index Futures Contracts†† (Aggregate Value of Contracts $148,941)	1	(2,546)
September 2014 S&P/TSX 60 IX Index Futures Contracts†† (Aggregate Value of Contracts $161,679)	1	(2,581)
(Total Aggregate Value of Contracts $425,331)		$(4,636)

†	Value determined based on Level 1 inputs, unless otherwise noted — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
1	Affiliated issuers — See Note 10.

70 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SERIES N (MANAGED ASSET ALLOCATION SERIES)

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
June 30, 2014

Assets:
Investments in unaffiliated issuers, at value (cost $33,027,681)	$40,744,949
Investments in affiliated issuers, at value (cost $20,467,292)	20,464,071
Total investments (cost $53,494,973)	61,209,020
Segregated cash with broker	919,552
Cash	35,151
Prepaid expenses	460
Receivables:
Securities sold	200,262
Dividends	133,658
Variation margin	19,350
Foreign taxes reclaim	7,084
Fund shares sold	760
Total assets	62,525,297

Liabilities:
Foreign currency, at value	11,465
Payable for:
Fund shares redeemed	81,682
Management fees	33,358
Legal fees	22,357
Fund accounting/administration fees	7,698
Transfer agent/maintenance fees	2,432
Trustees’ fees*	1,883
Miscellaneous	43,261
Total liabilities	204,136
Net assets	$62,321,161

Net assets consist of:
Paid in capital	$54,056,742
Accumulated net investment loss	(24,506)
Accumulated net realized gain on investments	428,523
Net unrealized appreciation on investments	7,860,402
Net assets	$62,321,161
Capital shares outstanding	2,282,563
Net asset value per share	$27.30

STATEMENT OF OPERATIONS (Unaudited)
Period Ended June 30, 2014

Investment Income:
Dividends from securities of unaffiliated issuers	$423,447
Dividends from securities of affiliated issuers	39,206
Total investment income	462,653

Expenses:
Management fees	202,925
Transfer agent/maintenance fees	9,320
Fund accounting/administration fees	46,829
Trustees’ fees*	4,018
Custodian fees	2,353
Tax expense	11
Miscellaneous	26,986
Total expenses	292,442
Net investment income	170,211

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments in unaffiliated issuers	115,995
Investments in affiliated issuers	(4)
Futures contracts	1,551,489
Foreign currency	(697)
Net realized gain	1,666,783
Net change in unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers	1,772,259
Investments in affiliated issuers	(3,221)
Futures contracts	(398,053)
Foreign currency	(67)
Net change in unrealized appreciation (depreciation)	1,370,918
Net realized and unrealized gain	3,037,701
Net increase in net assets resulting from operations	$3,207,912

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 71

SERIES N (MANAGED ASSET ALLOCATION SERIES)

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended June 30, 2014 (Unaudited)	Year Ended December 31, 2013
Increase (Decrease) in Net Assets from Operations:
Net investment income	$170,211	$201,169
Net realized gain on investments	1,666,783	3,411,199
Net change in unrealized appreciation (depreciation) on investments	1,370,918	4,908,598
Net increase in net assets resulting from operations	3,207,912	8,520,966

Capital share transactions:
Proceeds from sale of shares	1,649,429	5,341,219
Cost of shares redeemed	(7,911,012)	(10,668,816)
Net decrease from capital share transactions	(6,261,583)	(5,327,597)
Net increase (decrease) in net assets	(3,053,671)	3,193,369

Net assets:
Beginning of period	65,374,832	62,181,463
End of period	$62,321,161	$65,374,832
Accumulated net investment loss at end of period	$(24,506)	$(194,717)

Capital share activity:
Shares sold	62,692	221,536
Shares redeemed	(301,595)	(441,361)
Net decrease in shares	(238,903)	(219,825)

72 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SERIES N (MANAGED ASSET ALLOCATION SERIES)

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended June 30, 2014a	Year Ended December 31, 2013	Year Ended December 31, 2012	Year Ended December 31, 2011	Year Ended December 31, 2010	Year Ended December 31, 2009
Per Share Data
Net asset value, beginning of period	$25.93	$22.68	$20.02	$19.89	$17.99	$14.31
Income (loss) from investment operations:
Net investment income (loss)b	.07	.08	.15	.28	.26	.27
Net gain (loss) on investments (realized and unrealized)	1.30	3.17	2.51	(.15)	1.64	3.41
Total from investment operations	1.37	3.25	2.66	.13	1.90	3.68
Net asset value, end of period	$27.30	$25.93	$22.68	$20.02	$19.89	$17.99

Total Returnc	5.28%	14.33%	13.29%	0.65%	10.56%	25.63%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$62,321	$65,375	$62,181	$63,775	$78,734	$79,432
Ratios to average net assets:
Net investment income (loss)	0.55%	0.32%	0.71%	1.40%	1.40%	1.71%
Total expensesd	0.94%	1.07%	1.31%	1.56%	1.50%	1.66%
Portfolio turnover rate	2%	3%	162%	44%	52%	46%

a	Unaudited figures for the period ended June 30, 2014. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
b	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
c
Total return does not take into account any of the expenses associated with an investment in variable insurance products. If total return had taken into account these expenses, performance would have been lower. Shares of a series of Guggenheim Variable Funds Trust are available only through the purchase of such products.

d	Does not include expenses of the underlying funds in which the Fund invests.

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 73

FUND PROFILE (Unaudited)	June 30, 2014

SERIES O (ALL CAP VALUE SERIES)

OBJECTIVE: Seeks long-term growth of capital.

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Date: June 1, 1995

Ten Largest Holdings (% of Total Net Assets)
Wells Fargo & Co.	3.3%
Computer Sciences Corp.	2.8%
CVS Caremark Corp.	2.4%
American International Group, Inc.	2.3%
JPMorgan Chase & Co.	2.2%
Cameco Corp.	2.1%
Edison International	2.1%
Chevron Corp.	2.1%
Time Warner, Inc.	2.0%
Parker Hannifin Corp.	1.9%
Top Ten Total	23.2%
“Ten Largest Holdings” exclude any temporary cash or derivative investments.

74 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2014
SERIES O (ALL CAP VALUE SERIES)
	Shares	Value

COMMON STOCKS† - 96.3%

FINANCIALS - 25.5%
Wells Fargo & Co.	102,633	$5,394,391
American International Group, Inc.	67,292	3,672,798
JPMorgan Chase & Co.	60,650	3,494,653
Hanover Insurance Group, Inc.	44,320	2,798,809
Citigroup, Inc.	58,160	2,739,336
Allstate Corp.	42,470	2,493,838
Bank of New York Mellon Corp.	64,070	2,401,343
Reinsurance Group of America, Inc. — Class A	26,545	2,094,400
Aon plc	14,050	1,265,765
Bank of America Corp.	77,670	1,193,788
Franklin Resources, Inc.	19,570	1,131,929
American Financial Group, Inc.	18,460	1,099,478
CME Group, Inc. — Class A	13,910	986,914
Home Loan Servicing Solutions Ltd.	37,492	852,193
WR Berkley Corp.	17,890	828,486
U.S. Bancorp	16,697	723,314
Endurance Specialty Holdings Ltd.	13,640	703,688
Alexandria Real Estate Equities, Inc.	8,170	634,318
Navient Corp.	34,870	617,548
BioMed Realty Trust, Inc.	27,420	598,579
Ocwen Financial Corp.*	15,360	569,856
NASDAQ OMX Group, Inc.	13,682	528,399
Starwood Property Trust, Inc.	21,240	504,874
Popular, Inc.*	13,480	460,746
SVB Financial Group*	3,860	450,153
Wintrust Financial Corp.	8,780	403,880
First Niagara Financial Group, Inc.	41,300	360,962
Zions Bancorporation	11,800	347,746
City National Corp.	4,550	344,708
First Midwest Bancorp, Inc.	18,845	320,930
Employers Holdings, Inc.	14,620	309,652
FirstMerit Corp.	15,254	301,267
Huntington Bancshares, Inc.	29,210	278,663
Hancock Holding Co.	7,480	264,194
Redwood Trust, Inc.	97	1,889
Total Financials		41,173,487

ENERGY - 15.3%
Cameco Corp.	174,060	3,413,317
Chevron Corp.	25,880	3,378,634
Apache Corp.	28,310	2,848,553
Whiting Petroleum Corp.*	31,780	2,550,345
Halliburton Co.	32,600	2,314,926
Phillips 66	22,440	1,804,849
Patterson-UTI Energy, Inc.	39,980	1,396,901
Marathon Oil Corp.	34,900	1,393,208
Superior Energy Services, Inc.	31,580	1,141,301
Exxon Mobil Corp.	11,020	1,109,494
Suncor Energy, Inc.	23,040	982,195
Oasis Petroleum, Inc.*	13,520	755,633
ConocoPhillips	8,140	697,842
C&J Energy Services, Inc.*	15,450	521,901
Resolute Energy Corp.*	57,810	499,478
Total Energy		24,808,577

INDUSTRIALS - 12.4%
Parker Hannifin Corp.	24,470	3,076,613
Republic Services, Inc. — Class A	77,100	2,927,486
United Technologies Corp.	23,750	2,741,937
Quanta Services, Inc.*	65,850	2,277,092
Covanta Holding Corp.	110,070	2,268,543
Orbital Sciences Corp.*	48,821	1,442,661
URS Corp.	26,490	1,214,567
Navigant Consulting, Inc.*	58,500	1,020,825
Aegion Corp. — Class A*	28,040	652,491
WESCO International, Inc.*	7,320	632,302
KEYW Holding Corp.*	37,850	475,775
General Cable Corp.	15,747	404,068
ICF International, Inc.*	11,100	392,496
Towers Watson & Co. — Class A	2,346	244,524
AZZ, Inc.	3,900	179,712
United Stationers, Inc.	4,320	179,150
Oshkosh Corp.	183	10,162
Total Industrials		20,140,404

INFORMATION TECHNOLOGY - 11.4%
Computer Sciences Corp.	71,270	4,504,263
Cisco Systems, Inc.	112,290	2,790,407
TE Connectivity Ltd.	43,580	2,694,987
IXYS Corp.	176,300	2,172,016
FLIR Systems, Inc.	31,840	1,105,803
Maxwell Technologies, Inc.*	68,700	1,039,431
QUALCOMM, Inc.	11,200	887,040
Blackhawk Network Holdings, Inc.*	31,330	884,133
Diebold, Inc.	20,920	840,357
NetApp, Inc.	13,970	510,184
RF Micro Devices, Inc.*	51,626	495,093
Liquidity Services, Inc.*	20,110	316,934
Semtech Corp.*	11,434	298,999
Total Information Technology		18,539,647

CONSUMER STAPLES - 8.0%
CVS Caremark Corp.	51,720	3,898,136
Wal-Mart Stores, Inc.	31,750	2,383,473
Bunge Ltd.	29,100	2,201,124
Mondelez International, Inc. — Class A	53,700	2,019,657
Kraft Foods Group, Inc.	17,900	1,073,105
Hormel Foods Corp.	18,480	911,988
Ingredion, Inc.	5,610	420,974
Total Consumer Staples		12,908,457

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 75

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	June 30, 2014
SERIES O (ALL CAP VALUE SERIES)
	Shares	Value

CONSUMER DISCRETIONARY - 7.2%
Time Warner, Inc.	46,886	$3,293,742
Lowe’s Companies, Inc.	30,920	1,483,851
DeVry Education Group, Inc.	28,700	1,215,158
PulteGroup, Inc.	46,610	939,658
Brown Shoe Company, Inc.	29,722	850,346
DR Horton, Inc.	33,930	833,999
Chico’s FAS, Inc.	32,600	552,896
Kohl’s Corp.	9,790	515,737
Guess?, Inc.	18,613	502,551
Scholastic Corp.	14,500	494,305
Cabela’s, Inc.*	7,360	459,264
Gentex Corp.	14,970	435,477
Time, Inc.*	5,860	141,929
Total Consumer Discretionary		11,718,913

HEALTH CARE - 6.9%
Aetna, Inc.	27,870	2,259,699
MEDNAX, Inc.*	35,000	2,035,250
Teva Pharmaceutical Industries Ltd. ADR	35,620	1,867,200
Pfizer, Inc.	41,590	1,234,391
UnitedHealth Group, Inc.	14,290	1,168,208
Kindred Healthcare, Inc.	29,594	683,621
Hologic, Inc.*	24,443	619,630
Alere, Inc.*	12,771	477,891
Edwards Lifesciences Corp.*	4,020	345,077
Impax Laboratories, Inc.*	10,450	313,396
Universal Health Services, Inc. — Class B	1,480	141,725
Emergent Biosolutions, Inc.*	1,222	27,446
Total Health Care		11,173,534

MATERIALS - 6.1%
Dow Chemical Co.	53,400	2,747,965
Owens-Illinois, Inc.*	47,630	1,649,903
Sonoco Products Co.	29,900	1,313,507
Coeur Mining, Inc.*	115,023	1,055,911
Royal Gold, Inc.	9,311	708,753
Berry Plastics Group, Inc.*	21,920	565,536
Rock-Tenn Co. — Class A	5,003	528,267
Landec Corp.*	36,480	455,635
Olin Corp.	13,436	361,697
Bemis Company, Inc.	6,640	269,982
Allied Nevada Gold Corp.*	50,005	188,019
Total Materials		9,845,175

UTILITIES - 3.0%
Edison International	58,310	3,388,394
Great Plains Energy, Inc.	23,922	642,784
Black Hills Corp.	8,040	493,576
Westar Energy, Inc.	8,120	310,103
Total Utilities		4,834,857

TELECOMMUNICATION SERVICES - 0.5%
Windstream Holdings, Inc.	80,380	800,585

Total Common Stocks
(Cost $111,215,160)		155,943,636

WARRANTS† - 0.2%
American International Group, Inc.
$45.00, 01/19/21	12,040	320,264
Total Warrants
(Cost $226,617)		320,264

EXCHANGE TRADED FUNDS† - 2.0%
iShares Russell 1000 Value ETF	15,990	1,619,307
iShares Russell 2000 Value ETF	15,600	1,610,856
Total Exchange Traded Funds
(Cost $3,141,635)		3,230,163

SHORT TERM INVESTMENTS† - 1.1%
Dreyfus Treasury Prime Cash Management Fund	1,854,173	1,854,173
Total Short Term Investments
(Cost $1,854,173)		1,854,173

Total Investments - 99.6%
(Cost $116,437,585)		$161,348,236
Other Assets & Liabilities, net - 0.4%		587,229
Total Net Assets - 100.0%		$161,935,465

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 4.
ADR — American Depositary Receipt
plc — Public Limited Company

76 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SERIES O (ALL CAP VALUE SERIES)

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
June 30, 2014

Assets:
Investments, at value (cost $116,437,585)	$161,348,236
Cash	1,576
Prepaid expenses	1,031
Receivables:
Securities sold	1,313,041
Dividends	214,734
Fund shares sold	77,738
Foreign taxes reclaim	2,392
Total assets	162,958,748

Liabilities:
Payable for:
Securities purchased	508,596
Fund shares redeemed	372,966
Management fees	92,345
Fund accounting/administration fees	12,532
Transfer agent/maintenance fees	4,359
Trustees’ fees*	1,092
Miscellaneous	31,393
Total liabilities	1,023,283
Net assets	$161,935,465

Net assets consist of:
Paid in capital	$114,805,797
Undistributed net investment income	1,813,141
Accumulated net realized gain on investments	405,876
Net unrealized appreciation on investments	44,910,651
Net assets	$161,935,465
Capital shares outstanding	4,575,309
Net asset value per share	$35.39

STATEMENT OF OPERATIONS (Unaudited)
Period Ended June 30, 2014

Investment Income:
Dividends (net of foreign withholding tax of $7,238)	$1,320,460
Interest	18
Total investment income	1,320,478

Expenses:
Management fees	536,690
Transfer agent/maintenance fees	12,400
Fund accounting/administration fees	72,836
Trustees’ fees*	7,964
Custodian fees	919
Miscellaneous	45,177
Total expenses	675,986
Net investment income	644,492

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	6,544,583
Options written	29,068
Net realized gain	6,573,651
Net change in unrealized appreciation (depreciation) on:
Investments	4,361,193
Options written	(26,058)
Net change in unrealized appreciation (depreciation)	4,335,135
Net realized and unrealized gain	10,908,786
Net increase in net assets resulting from operations	$11,553,278

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 77

SERIES O (ALL CAP VALUE SERIES)

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended June 30, 2014 (Unaudited)	Year Ended December 31, 2013
Increase (Decrease) in Net Assets from Operations:
Net investment income	$644,492	$1,169,227
Net realized gain on investments	6,573,651	13,591,079
Net change in unrealized appreciation (depreciation) on investments	4,335,135	25,926,243
Net increase in net assets resulting from operations	11,553,278	40,686,549

Capital share transactions:
Proceeds from sale of shares	9,127,068	11,634,385
Cost of shares redeemed	(12,446,476)	(28,853,446)
Net decrease from capital share transactions	(3,319,408)	(17,219,061)
Net increase in net assets	8,233,870	23,467,488

Net assets:
Beginning of period	153,701,595	130,234,107
End of period	$161,935,465	$153,701,595
Undistributed net investment income at end of period	$1,813,141	$1,168,649

Capital share activity:
Shares sold	268,065	399,098
Shares redeemed	(371,427)	(1,001,349)
Net decrease in shares	(103,362)	(602,251)

78 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SERIES O (ALL CAP VALUE SERIES)

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended June 30, 2014a	Year Ended December 31, 2013	Year Ended December 31, 2012	Year Ended December 31, 2011	Year Ended December 31, 2010	Year Ended December 31, 2009
Per Share Data
Net asset value, beginning of period	$32.85	$24.66	$21.35	$22.32	$19.14	$14.39
Income (loss) from investment operations:
Net investment income (loss)b	.14	.24	.21	.15	.14	.16
Net gain (loss) on investments (realized and unrealized)	2.40	7.95	3.10	(1.12)	3.04	4.59
Total from investment operations	2.54	8.19	3.31	(.97)	3.18	4.75
Net asset value, end of period	$35.39	$32.85	$24.66	$21.35	$22.32	$19.14

Total Returnc	7.73%	33.21%	15.50%	(4.35%)	16.61%	33.01%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$161,935	$153,702	$130,234	$137,794	$165,722	$161,918
Ratios to average net assets:
Net investment income (loss)	0.84%	0.81%	0.91%	0.69%	0.68%	1.00%
Total expensese	0.88%	0.90%	0.89%	0.86%	0.86%	0.87%
Net expensesd	0.88%	0.90%	0.89%	0.86%	0.86%	0.85%
Portfolio turnover rate	14%	22%	14%	19%	11%	19%

a	Unaudited figures for the period ended June 30, 2014. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
b	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
c
Total return does not take into account any of the expenses associated with an investment in variable insurance products. If total return had taken into account these expenses, performance would have been lower. Shares of a series of Guggenheim Variable Funds Trust are available only through the purchase of such products.

d	Net expense information reflects the expense ratios after expense waivers.
e	Does not include expenses of the underlying funds in which the Fund invests.

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 79

FUND PROFILE (Unaudited)	June 30, 2014

SERIES P (HIGH YIELD SERIES)

OBJECTIVE: Seeks high current income. Capital appreciation is a secondary objective.

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Date: August 5, 1996

Ten Largest Holdings (% of Total Net Assets)
Central Garden and Pet Co.	1.6%
Flakt Woods	1.6%
Opal Acquisition, Inc.	1.6%
GRD Holdings III Corp.	1.5%
MDC Partners, Inc.	1.5%
TPC Group, Inc.	1.5%
Endeavor Energy Resources Limited Partnership / EER Finance, Inc.	1.4%
First Data Corp.	1.3%
Vector Group Ltd.	1.3%
BreitBurn Energy Partners Limited Partnership / BreitBurn Finance Corp.	1.3%
Top Ten Total	14.6%
“Ten Largest Holdings” exclude any temporary cash or derivative investments.

Portfolio Composition by Quality Rating*
Rating
Fixed Income Instruments
A	0.4%
BBB	6.9%
BB	29.1%
B	43.0%
CCC	12.2%
NR	1.6%
Other Instruments
Preferred Stocks	3.6%
Short Term Investments	2.6%
Common Stocks	0.6%
Total Investments	100.0%
The chart above reflects percentages of the value of total investments.

*
Source: Factset. Credit quality ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). All rated securities have been rated by Moody’s, Standard & Poor’s (“S&P”), or Fitch, which are all a Nationally Recognized Statistical Rating Organization (“NRSRO”). For purposes of this presentation, when ratings are available from more than one agency, the highest rating is used. Guggenheim Investments has converted Moody’s and Fitch ratings to the equivalent S&P rating. Unrated securities do not necessarily indicate low credit quality. Security ratings are determined at the time of purchase and may change thereafter.

80 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2014
SERIES P (HIGH YIELD SERIES)
	Shares	Value

COMMON STOCKS† - 0.8%

ENERGY - 0.4%
Stallion Oilfield Holdings Ltd.*,††	19,265	$551,557

FINANCIALS - 0.3%
CIT Group, Inc.	7,613	348,371
Leucadia National Corp.	247	6,476
Adelphia Recovery Trust*,†††,7	5,270	53
Total Financials		354,900

CONSUMER DISCRETIONARY - 0.1%
Cengage Learning*,††	2,107	74,546
Aimia, Inc.	5	88
MEDIQ, Inc.*,†††	92	1
Total Consumer Discretionary		74,635

CONSUMER STAPLES - 0.0%
Crimson Wine Group Ltd.*	24	217

INDUSTRIALS - 0.0%
Delta Air Lines, Inc.	1	38
Chorus Aviation, Inc.	3	12
Total Industrials		50

Total Common Stocks
(Cost $633,758)		981,359

PREFERRED STOCKS†† - 4.3%
Seaspan Corp.
6.38% due 04/30/19*,†	64,000	1,635,200
Goldman Sachs Group, Inc.
5.50% due 05/10/23†,3,4	55,000	1,347,500
Kemper Corp.
7.38% due 02/27/54†	39,000	1,012,440
Aspen Insurance Holdings Ltd.
5.95% due 07/01/23†,3,4	35,000	871,500
Citigroup Capital XIII
7.88% due 10/30/40†,3	25,000	692,500
U.S. Shipping Corp.*,7	24,529	13,491
Total Preferred Stocks
(Cost $6,029,811)		5,572,631

SHORT TERM INVESTMENTS† - 3.1%
Dreyfus Treasury Prime Cash Management Fund	3,990,017	3,990,017
Total Short Term Investments
(Cost $3,990,017)		3,990,017

	Face Amount	Value

CORPORATE BONDS†† - 84.3%
ENERGY - 16.1%
Atlas Energy Holdings Operating Company LLC / Atlas Resource Finance Corp.
7.75% due 01/15/211,2	$1,250,000	$1,293,750
9.25% due 08/15/21	750,000	810,000
BreitBurn Energy Partners Limited Partnership / BreitBurn Finance Corp.
7.88% due 04/15/221	1,550,000	1,677,875
8.63% due 10/15/20	250,000	275,000
Endeavor Energy Resources Limited Partnership / EER Finance, Inc.
7.00% due 08/15/212	1,700,000	1,814,750
Legacy Reserves Limited Partnership / Legacy Reserves Finance Corp.
6.63% due 12/01/212	1,125,000	1,141,875
8.00% due 12/01/20	505,000	542,875
Hiland Partners Limited Partnership / Hiland Partners Finance Corp.
7.25% due 10/01/202	1,500,000	1,635,000
Gibson Energy, Inc.
6.75% due 07/15/211,2	1,500,000	1,623,750
Bill Barrett Corp.
7.00% due 10/15/221	1,250,000	1,325,000
7.63% due 10/01/19	200,000	215,500
Eagle Rock Energy Partners Limited Partnership / Eagle Rock Energy Finance Corp.
8.38% due 06/01/19	1,215,000	1,312,200
SandRidge Energy, Inc.
8.75% due 01/15/201	900,000	967,500
7.50% due 03/15/21	250,000	270,938
Denbury Resources, Inc.
5.50% due 05/01/22	750,000	766,875
Precision Drilling Corp.
5.25% due 11/15/242	750,000	753,750
Rosetta Resources, Inc.
5.88% due 06/01/22	350,000	365,750
5.88% due 06/01/24	300,000	312,000
Unit Corp.
6.63% due 05/15/211	600,000	640,500
Ultra Petroleum Corp.
5.75% due 12/15/182	600,000	630,000
Sabine Pass Liquefaction LLC
5.75% due 05/15/242	450,000	469,125
5.63% due 04/15/232	150,000	156,375
FTS International, Inc.
6.25% due 05/01/222	500,000	511,250
Pacific Drilling S.A.
5.38% due 06/01/202	325,000	318,500
Atlas Pipeline Partners Limited Partnership / Atlas Pipeline Finance Corp.
5.88% due 08/01/23	300,000	305,250

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 81

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2014
SERIES P (HIGH YIELD SERIES)

	Face Amount	Value

Crestwood Midstream Partners Limited Partnership / Crestwood Midstream Finance Corp.
6.13% due 03/01/222	$250,000	$263,125
CONSOL Energy, Inc.
5.88% due 04/15/222	250,000	261,875
Carrizo Oil & Gas, Inc.
7.50% due 09/15/20	150,000	164,625
IronGate Energy Services LLC
11.00% due 07/01/182	125,000	129,375
Access Midstream Partners Limited Partnership / ACMP Finance Corp.
6.13% due 07/15/22	100,000	110,500
Memorial Production Partners Limited Partnership / Memorial Production Finance Corp.
7.63% due 05/01/21	64,000	66,960
SemGroup, LP
8.75% due 11/15/15†††,7	1,700,000	—
Total Energy		21,131,848

CONSUMER DISCRETIONARY - 13.1%
GRD Holdings III Corp.
10.75% due 06/01/191,2	1,800,000	2,015,999
AmeriGas Finance LLC / AmeriGas Finance Corp.
7.00% due 05/20/221	1,420,000	1,572,650
6.75% due 05/20/20	400,000	434,000
MDC Partners, Inc.
6.75% due 04/01/201,2	1,850,000	1,951,750
Checkers Drive-In Restaurants, Inc.
11.00% due 12/01/172	1,500,000	1,676,250
Guitar Center, Inc.
6.50% due 04/15/192	1,300,000	1,287,000
Continental Airlines 2012-2 Class B Pass Through Trust
5.50% due 10/29/201	1,188,877	1,242,376
Travelport LLC / Travelport Holdings, Inc.
13.88% due 03/01/162	780,290	803,699
DreamWorks Animation SKG, Inc.
6.88% due 08/15/202	700,000	754,250
CPG Merger Sub LLC
8.00% due 10/01/212	700,000	736,750
Cedar Fair Limited Partnership / Canada’s Wonderland Company / Magnum Management Corp.
5.38% due 06/01/242	700,000	708,750
Suburban Propane Partners Limited Partnership/Suburban Energy Finance Corp.
5.50% due 06/01/24	600,000	607,500
Live Nation Entertainment, Inc.
5.38% due 06/15/222	500,000	506,250
Vail Resorts, Inc.
6.50% due 05/01/19	450,000	473,063
Dufry Finance SCA
5.50% due 10/15/202	450,000	467,239
GLP Capital Limited Partnership / GLP Financing II, Inc.
4.88% due 11/01/202	400,000	412,000
Group 1 Automotive, Inc.
5.00% due 06/01/222	400,000	400,000
Travelport LLC
11.88% due 09/01/16	300,000	306,000
Ceridian LLC / Comdata, Inc.
8.13% due 11/15/172	200,000	202,000
Sirius XM Canada Holdings, Inc.
5.63% due 04/23/212	150,000	141,629
Laureate Education, Inc.
9.25% due 09/01/192	125,000	128,750
Men’s Wearhouse, Inc.
7.00% due 07/01/222	100,000	103,500
Seminole Hard Rock Entertainment Incorporated / Seminole Hard Rock International LLC
5.88% due 05/15/212	100,000	100,250
Global Partners Limited Partnership/GLP Finance Corp.
6.25% due 07/15/222	80,000	80,000
Total Consumer Discretionary		17,111,655

FINANCIALS - 11.1%
Icahn Enterprises Limited Partnership / Icahn Enterprises Finance Corp.
6.00% due 08/01/20	1,500,000	1,606,875
5.88% due 02/01/22	350,000	366,625
4.88% due 03/15/19	200,000	206,000
Opal Acquisition, Inc.
8.88% due 12/15/212	1,950,000	2,052,375
Credit Acceptance Corp.
6.13% due 02/15/212	1,400,000	1,463,000
Lancashire Holdings Ltd.
5.70% due 10/01/222	1,260,000	1,402,909
American Equity Investment Life Holding Co.
6.63% due 07/15/211	950,000	1,033,006
Wilton Re Finance LLC
5.88% due 03/30/332,3	900,000	938,250
Banco do Brasil S.A.
9.00% due 12/29/492,3,4	850,000	838,312
Citigroup, Inc.
6.30% due 12/29/493,4	650,000	662,188
iStar Financial, Inc.
5.00% due 07/01/19	600,000	600,000
Apollo Management Holdings, LP
4.00% due 05/30/242	550,000	553,200
Jefferies Finance LLC / JFIN Company-Issuer Corp.
7.38% due 04/01/202	455,000	477,750

82 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2014
SERIES P (HIGH YIELD SERIES)

	Face Amount	Value

DuPont Fabros Technology, LP
5.88% due 09/15/21	$400,000	$418,000
Nielsen Company Luxembourg SARL
5.50% due 10/01/212	350,000	361,375
Kennedy-Wilson, Inc.
5.88% due 04/01/24	350,000	355,250
Cabot Financial Luxembourg S.A.
6.50% due 04/01/212	200,000	342,319
Majid AL Futtaim Holding
7.12% due 12/31/49	300,000	322,503
Jefferies LoanCore LLC / JLC Finance Corp.
6.88% due 06/01/202	300,000	303,000
Fidelity & Guaranty Life Holdings, Inc.
6.38% due 04/01/212	225,000	241,313
Total Financials		14,544,250

INDUSTRIALS - 8.9%
Deutsche Raststatten
6.75% due 12/30/20	900,000	1,320,789
CNH Industrial Capital LLC
3.38% due 07/15/192	1,050,000	1,042,124
Reynolds Group Issuer Incorporated / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu
6.88% due 02/15/211	900,000	971,213
Marquette Transportation Company LLC / Marquette Transportation Finance Corp.
10.88% due 01/15/171	860,000	911,170
ADT Corp.
6.25% due 10/15/21	700,000	741,999
4.13% due 04/15/19	50,000	50,313
FTI Consulting, Inc.
6.00% due 11/15/221	750,000	771,562
BMBG Bond Finance SCA
5.33% due 10/15/202,3	500,000	696,242
Odebrecht Offshore Drilling Finance Ltd.
6.63% due 10/01/222	642,785	684,566
Clean Harbors, Inc.
5.13% due 06/01/21	650,000	664,219
Amsted Industries, Inc.
5.00% due 03/15/222	650,000	650,000
Ultra Resources, Inc.
4.51% due 10/12/20†††,7	600,000	577,440
Briggs & Stratton Corp.
6.88% due 12/15/201	500,000	558,750
Building Materials Corporation of America
6.75% due 05/01/212	500,000	538,750
CEVA Group plc
7.00% due 03/01/212	400,000	411,000
USG Corp.
5.88% due 11/01/212	300,000	318,000
LMI Aerospace, Inc.
7.38% due 07/15/192	300,000	306,750
HCA, Inc.
5.00% due 03/15/24	200,000	202,764
Nielsen Finance LLC / Nielsen Finance Co.
5.00% due 04/15/222	200,000	201,500
Total Industrials		11,619,151

CONSUMER STAPLES - 7.6%
Central Garden and Pet Co.
8.25% due 03/01/18	2,050,000	2,126,875
Vector Group Ltd.
7.75% due 02/15/211,2	1,900,000	2,023,500
Harbinger Group, Inc.
7.75% due 01/15/22	1,203,000	1,231,571
7.88% due 07/15/19	298,000	325,938
R&R Ice Cream plc
8.25% due 05/15/202	1,250,000	1,196,426
Premier Foods Finance plc
6.50% due 03/15/212	450,000	775,995
KeHE Distributors LLC / KeHE Finance Corp.
7.63% due 08/15/212	700,000	763,000
Bumble Bee Holdco SCA
9.63% due 03/15/182	600,000	628,500
JBS USA LLC / JBS USA Finance, Inc.
5.88% due 07/15/242	500,000	498,750
US Foods, Inc.
8.50% due 06/30/19	350,000	374,675
Total Consumer Staples		9,945,230

INFORMATION TECHNOLOGY - 7.3%
First Data Corp.
8.75% due 01/15/222	1,625,000	1,793,593
6.75% due 11/01/202	100,000	108,250
Eagle Midco, Inc.
9.00% due 06/15/182	1,350,000	1,393,875
Aspect Software, Inc.
10.63% due 05/15/17	1,290,000	1,356,113
Audatex North America, Inc.
6.00% due 06/15/212	1,000,000	1,067,500
6.13% due 11/01/232	200,000	213,500
NCR Corp.
6.38% due 12/15/232	550,000	596,750
5.88% due 12/15/212	250,000	263,750
Xerox Corp.
3.80% due 05/15/24	600,000	596,750
CommScope, Inc.
5.50% due 06/15/242	500,000	508,125
IAC
4.75% due 12/15/22	450,000	442,688
Alcatel-Lucent USA, Inc.
6.75% due 11/15/202	400,000	426,000
Brocade Communications Systems, Inc.
4.63% due 01/15/23	400,000	388,000

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 83

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2014
SERIES P (HIGH YIELD SERIES)

	Face Amount	Value

iGATE Corp.
4.75% due 04/15/192	$350,000	$356,125
Advanced Micro Devices, Inc.
7.00% due 07/01/242	85,000	86,806
Total Information Technology		9,597,825

UTILITIES - 7.0%
Sabine Pass Liquefaction LLC
6.25% due 03/15/222	1,050,000	1,141,875
5.63% due 04/15/23	200,000	208,500
NGL Energy Partners Limited Partnership / NGL Energy Finance Corp.
6.88% due 10/15/212	700,000	745,500
5.13% due 07/15/192	550,000	551,375
Elwood Energy LLC
8.16% due 07/05/261	1,041,525	1,176,923
Atlas Pipeline Partners Limited Partnership / Atlas Pipeline Finance Corp.
6.63% due 10/01/20	1,000,000	1,062,500
LBC Tank Terminals Holding Netherlands BV
6.88% due 05/15/232	1,000,000	1,055,000
AES Corp.
5.50% due 03/15/24	600,000	613,500
4.88% due 05/15/23	250,000	247,500
ContourGlobal Power Holdings S.A.
7.13% due 06/01/192	800,000	798,400
Crestwood Midstream Partners Limited Partnership / Crestwood Midstream Finance Corp.
6.00% due 12/15/20	600,000	630,000
Jones Energy Holdings LLC / Jones Energy Finance Corp.
6.75% due 04/01/222	550,000	580,250
Midstates Petroleum Company Incorporated / Midstates Petroleum Co LLC
9.25% due 06/01/21	300,000	329,250
Total Utilities		9,140,573

TELECOMMUNICATION SERVICES - 7.0%
WMG Acquisition Corp.
6.00% due 01/15/212	800,000	826,000
6.75% due 04/15/222	700,000	700,000
Sirius XM Radio, Inc.
6.00% due 07/15/242	1,100,000	1,144,000
UPCB Finance V Ltd.
7.25% due 11/15/212	800,000	880,000
Virgin Media Finance plc
6.38% due 04/15/232	800,000	868,000
CSC Holdings LLC
5.25% due 06/01/242	650,000	639,438
Unitymedia Hessen GmbH & Company KG / Unitymedia NRW GmbH
5.50% due 01/15/232	600,000	621,000
Alcatel-Lucent USA, Inc.
8.88% due 01/01/202	500,000	566,250
CyrusOne Limited Partnership / CyrusOne Finance Corp.
6.38% due 11/15/22	500,000	538,750
SITEL LLC / Sitel Finance Corp.
11.00% due 08/01/172	440,000	468,600
DISH DBS Corp.
6.75% due 06/01/21	300,000	342,000
5.88% due 07/15/22	100,000	108,500
Level 3 Financing, Inc.
6.13% due 01/15/212	400,000	428,500
Expo Event Transco, Inc.
9.00% due 06/15/212	400,000	417,000
Inmarsat Finance plc
4.88% due 05/15/222	400,000	404,000
Avaya, Inc.
7.00% due 04/01/192	150,000	150,000
Total Telecommunication Services		9,102,038

MATERIALS - 3.9%
TPC Group, Inc.
8.75% due 12/15/202	1,730,000	1,915,975
KGHM International Ltd.
7.75% due 06/15/192	1,275,000	1,369,031
Kaiser Aluminum Corp.
8.25% due 06/01/20	500,000	562,500
Eldorado Gold Corp.
6.13% due 12/15/202	515,000	520,150
Mirabela Nickel Ltd.
9.50% due 05/20/19	324,000	324,000
8.75% due 04/15/182,5	610,000	140,300
Cascades, Inc.
5.50% due 07/15/222	300,000	299,250
Total Materials		5,131,206

HEALTH CARE - 2.3%
Catalent Pharma Solutions, Inc.
7.88% due 10/15/181	1,250,000	1,271,875
Valeant Pharmaceuticals International, Inc.
5.63% due 12/01/212	700,000	720,125
Symbion, Inc.
8.00% due 06/15/16	550,000	574,750
DaVita HealthCare Partners, Inc.
5.13% due 07/15/24	295,000	296,844
Catamaran Corp.
4.75% due 03/15/21	200,000	202,000
Total Health Care		3,065,594

Total Corporate Bonds
(Cost $106,701,751)		110,389,370

84 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2014
SERIES P (HIGH YIELD SERIES)

	Face Amount	Value

SENIOR FLOATING RATE INTERESTS†† - 24.5%
INDUSTRIALS - 8.1%
Flakt Woods
8.00% due 04/01/177	$1,550,000	$2,058,601
Mitchell International, Inc.
8.50% due 10/11/21	1,350,000	1,375,879
Travelport Holdings Ltd.
9.50% due 01/31/16	1,185,100	1,218,033
GCA Services Group, Inc.
9.25% due 11/01/20	1,200,000	1,212,000
syncreon
5.25% due 10/28/20	726,350	730,890
SI Organization
5.75% due 11/23/19	700,000	701,316
SIRVA Worldwide, Inc.
7.50% due 03/27/19	592,500	602,869
CareCore National LLC
5.50% due 03/05/21	498,750	502,805
US Shipping Corp.
9.00% due 04/30/18	484,128	491,594
Knowledge Learning Corp.
5.25% due 03/18/21	399,000	403,988
STG-Fairway Acquisitions, Inc.
6.25% due 02/28/19	296,252	295,141
Mast Global
8.75% due 09/12/19†††,7	292,500	289,575
Panolam Industries International, Inc.
7.26% due 08/23/17	258,599	257,629
Sutherland Global Services, Inc.
7.25% due 03/06/19	234,375	235,547
NANA Development Corp.
8.00% due 03/15/187	112,500	111,375
Ceva Logistics US Holdings
6.50% due 03/19/21	98,276	96,310
Ceva Logistics Holdings BV (Dutch)
6.50% due 03/19/21	71,250	69,825
Ceva Group Plc (United Kingdom)
6.50% due 03/19/21	67,734	66,379
Ceva Logistics Canada, ULC
6.50% due 03/19/21	12,284	12,039
Total Industrials		10,731,795

TELECOMMUNICATION SERVICES - 4.4%
Associated Partners, Inc.
6.65% due 12/21/15†††,7	1,400,000	1,403,499
Scout24 AG
4.44% due 02/12/21	1,000,000	1,379,653
Cartrawler- Mustang Bidco Ltd.
4.35% due 04/29/21	550,000	753,063
Avaya, Inc.
6.50% due 03/31/18	640,626	640,716
Anaren, Inc.
9.25% due 08/18/21	500,000	500,000
MergerMarket Ltd.
4.50% due 02/04/21	349,125	343,452
Hemisphere Media Group, Inc.
6.25% due 07/30/20	257,400	260,618
Cengage Learning Acquisitions, Inc.
7.00% due 03/31/20	249,375	252,026
Cumulus Media, Inc.
4.25% due 12/23/20	246,157	246,773
Total Telecommunication Services		5,779,800

CONSUMER DISCRETIONARY - 4.4%
Nassa Midco AS
4.25% due 05/14/21	800,000	1,096,910
Mcgraw-Hill Global Education Holdings LLC
11.00% due 03/22/186,7	1,000,000	1,000,000
Lions Gate Entertainment Corp.
5.00% due 07/19/20	700,000	710,500
IntraWest Holdings S.à r.l.
5.50% due 12/09/20	696,500	706,948
NES Global Talent
6.50% due 10/03/19	691,250	691,250
ABG Intermediate Holdings 2 LLC
5.50% due 05/27/21	448,875	449,997
National Vision, Inc.
4.00% due 03/12/21	399,000	394,511
Neiman Marcus Group, Inc.
4.25% due 10/25/20	348,626	347,688
Fleetpride Corp.
9.25% due 05/15/20	280,000	274,400
Total Consumer Discretionary		5,672,204

FINANCIALS - 2.1%
Cunningham Lindsey U.S., Inc.
9.25% due 06/10/207	935,455	934,875
Magic Newco, LLC
12.00% due 06/12/19	700,000	800,331
5.00% due 12/12/18	99,243	99,913
Intertrust Group
7.50% due 02/15/19	350,000	469,638
8.00% due 04/15/22	400,000	401,332
Total Financials		2,706,089

INFORMATION TECHNOLOGY - 1.9%
Greenway Medical Technologies
9.25% due 11/04/217	500,000	501,874
6.00% due 11/04/207	398,000	397,503
EIG Investors Corp.
5.00% due 11/09/19	496,250	496,250
SumTotal Systems
6.25% due 11/16/18	417,132	406,704

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 85

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	June 30, 2014
SERIES P (HIGH YIELD SERIES)

	Face Amount	Value

Flexera Software LLC
8.00% due 04/02/21	$250,000	$249,688
GlobalLogic Holdings, Inc.
6.25% due 05/31/19	248,750	239,422
P2 Energy Solutions
5.00% due 10/30/20	218,900	219,629
Total Information Technology		2,511,070

CONSUMER STAPLES - 1.4%
AdvancePierre Foods, Inc.
9.50% due 10/10/17	849,000	817,697
Reddy Ice Holdings, Inc.
10.75% due 10/01/197	530,000	471,700
CTI Foods Holding Co. LLC
8.25% due 06/28/21	350,000	353,500
Performance Food Group
6.25% due 11/14/19	247,500	249,822
Total Consumer Staples		1,892,719

UTILITIES - 1.1%
Astoria Generating Company Acquisitions LLC
8.50% due 10/26/17	1,425,000	1,464,188

MATERIALS - 0.6%
Atkore International, Inc.
7.75% due 10/09/21	400,000	401,500
Hoffmaster Group, Inc.
5.25% due 05/09/20	350,000	349,710
Total Materials		751,210

HEALTH CARE - 0.3%
Nextech Systems LLC
6.00% due 10/28/18†††,7	390,000	382,200

ENERGY - 0.2%
FTS International
5.75% due 04/16/21	236,364	239,172

Total Senior Floating Rate Interests
(Cost $31,806,506)		32,130,447

ASSET BACKED SECURITIES†† - 0.4%
ALM XIV Ltd.
2014-14A, 3.68% due 07/28/262,3	600,000	571,740
Total Asset Backed Securities
(Cost $570,240)		571,740

COLLATERALIZED MORTGAGE OBLIGATIONS†† - 0.4%
SRERS-2011 Funding Ltd.
2011-RS, 0.40% due 05/09/462,3	533,082	500,618
Total Collateralized Mortgage Obligations
(Cost $493,115)		500,618

Total Investments - 117.8%
(Cost $150,225,198)		$154,136,182
Other Assets & Liabilities, net - (17.8)%		(23,324,522)
Total Net Assets - 100.0%		$130,811,660

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS††
Contracts to Sell	Currency	Counterparty	Settlement Date	Settlement Value	Value at 06/30/14	Net Unrealized Depreciation
150,000	CAD	BNY Mellon	07/02/14	$138,147	$140,575	$(2,428)
1,250,000	AUD	BNY Mellon	08/05/14	1,170,975	1,175,785	(4,810)
660,000	GBP	BNY Mellon	07/02/14	1,105,965	1,129,653	(16,395)
3,000,000	Euro	BNY Mellon	07/02/14	4,091,225	4,107,620	(23,688)
						$(47,321)

*	Non-income producing security.
†	Value determined based on Level 1 inputs, unless otherwise noted — See Note 4.
††	Value determined based on Level 2 inputs, unless otherwise noted — See Note 4.
†††	Value determined based on Level 3 inputs — See Note 4.
1	All or a portion of this security is pledged as collateral for reverse repurchase agreements at June 30, 2014.
2	Security is a 144A or Section 4(a)(2) security. The total market value of 144A or Section 4(a)(2) securities is $65,615,473 (cost $63,597,639), or 50.2% of total net assets.
3	Variable rate security. Rate indicated is rate effective at June 30, 2014.
4	Perpetual maturity.
5	Security is in default of interest and/or principal obligations.
6	Security with no rate was unsettled at June 30, 2014.
7	Illiquid security.
plc — Public Limited Company
REIT — Real Estate Investment Trust

86 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SERIES P (HIGH YIELD SERIES)

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
June 30, 2014

Assets:
Investments, at value (cost $150,225,198)	$154,136,182
Foreign currency, at value (cost $49,323)	49,322
Cash	414,599
Prepaid expenses	4,840
Receivables:
Interest	1,735,686
Securities sold	527,238
Fund shares sold	123,615
Dividends	13,017
Foreign taxes reclaim	3,166
Total assets	157,007,665

Liabilities:
Reverse Repurchase Agreements	18,893,889
Unrealized depreciation on forward foreign currency exchange contracts	47,321
Payable for:
Securities purchased	7,038,270
Management fees	80,134
Fund shares redeemed	62,052
Fund accounting/administration fees	10,150
Transfer agent/maintenance fees	3,255
Trustees’ fees*	797
Miscellaneous	60,137
Total liabilities	26,196,005
Net assets	$130,811,660

Net assets consist of:
Paid in capital	$111,103,345
Undistributed net investment income	13,847,689
Accumulated net realized gain on investments and foreign currency	1,989,730
Net unrealized appreciation on investments and foreign currency	3,870,896
Net assets	$130,811,660
Capital shares outstanding	3,739,829
Net asset value per share	$34.98

STATEMENT OF OPERATIONS (Unaudited)
Period Ended June 30, 2014

Investment Income:
Interest	$4,733,818
Dividends	68,692
Total investment income	4,802,510

Expenses:
Management fees	475,924
Transfer agent/maintenance fees	12,400
Fund accounting/administration fees	60,283
Short interest expense	53,981
Trustees’ fees*	6,587
Line of credit interest expense	5,267
Custodian fees	767
Miscellaneous	42,188
Total expenses	657,397
Net investment income	4,145,113

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	1,537,907
Foreign currency	(22,421)
Forward foreign currency exchange contracts	30,367
Net realized gain	1,545,853
Net change in unrealized appreciation (depreciation) on:
Investments	1,701,996
Foreign currency	7,221
Forward foreign currency exchange contracts	(39,359)
Net change in unrealized appreciation (depreciation)	1,669,858
Net realized and unrealized gain	3,215,711
Net increase in net assets resulting from operations	$7,360,824

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 87

SERIES P (HIGH YIELD SERIES)

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended June 30, 2014 (Unaudited)	Year Ended December 31, 2013
Increase (Decrease) in Net Assets from Operations:
Net investment income	$4,145,113	$8,361,124
Net realized gain on investments and foreign currency	1,545,853	533,682
Net change in unrealized appreciation (depreciation) on investments and foreign currency	1,669,858	284,749
Net increase in net assets resulting from operations	7,360,824	9,179,555

Capital share transactions:
Proceeds from sale of shares	23,562,866	60,438,050
Cost of shares redeemed	(24,095,186)	(83,887,297)
Net decrease from capital share transactions	(532,320)	(23,449,247)
Net increase (decrease) in net assets	6,828,504	(14,269,692)

Net assets:
Beginning of period	123,983,156	138,252,848
End of period	$130,811,660	$123,983,156
Undistributed net investment income at end of period	$13,847,689	$9,702,576

Capital share activity:
Shares sold	696,985	1,885,864
Shares redeemed	(712,451)	(2,627,041)
Net decrease in shares	(15,466)	(741,177)

88 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SERIES P (HIGH YIELD SERIES)

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended June 30, 2014a	Year Ended December 31, 2013	Year Ended December 31, 2012	Year Ended December 31, 2011	Year Ended December 31, 2010	Year Ended December 31, 2009
Per Share Data
Net asset value, beginning of period	$33.02	$30.75	$26.77	$26.78	$23.20	$13.37
Income (loss) from investment operations:
Net investment income (loss)b	1.10	2.20	2.01	2.00	2.02	1.89
Net gain (loss) on investments (realized and unrealized)	.86	.07	1.97	(2.01)	1.56	7.94
Total from investment operations	1.96	2.27	3.98	(.01)	3.58	9.83
Net asset value, end of period	$34.98	$33.02	$30.75	$26.77	$26.78	$23.20

Total Returnc	5.94%	7.38%	14.87%	(0.04%)	15.43%	73.52%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$130,812	$123,983	$138,253	$118,156	$138,449	$139,132
Ratios to average net assets:
Net investment income (loss)	6.53%	6.86%	6.95%	7.34%	8.16%	10.24%
Total expensesd	1.04%	1.07%	0.95%	0.93%	0.94%	0.94%
Portfolio turnover rate	42%	100%	95%	64%	56%	48%

a	Unaudited figures for the period ended June 30, 2014. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
b	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
c
Total return does not take into account any of the expenses associated with an investment in variable insurance products. If total return had taken into account these expenses, performance would have been lower. Shares of a series of Guggenheim Variable Funds Trust are available only through the purchase of such products.

d	Excluding extraordinary expenses, the operating expense ratio for the period ended would be:

06/30/14
0.93%

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 89

FUND PROFILE (Unaudited)	June 30, 2014

SERIES Q (SMALL CAP VALUE SERIES)

OBJECTIVE: Seeks long-term capital appreciation.

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Date: May 1, 2000

Ten Largest Holdings (% of Total Net Assets)
Hanover Insurance Group, Inc.	4.2%
Covanta Holding Corp.	2.9%
Maxwell Technologies, Inc.	2.6%
Reinsurance Group of America, Inc. — Class A	2.0%
UGI Corp.	1.9%
Insight Enterprises, Inc.	1.9%
Laclede Group, Inc.	1.8%
Patterson-UTI Energy, Inc.	1.8%
PMFG, Inc.	1.7%
Home Loan Servicing Solutions Ltd.	1.6%
Top Ten Total	22.4%
“Ten Largest Holdings” exclude any temporary cash or derivative investments.

90 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2014
SERIES Q (SMALL CAP VALUE SERIES)
	Shares	Value

COMMON STOCKS† - 97.2%

INDUSTRIALS - 25.3%
Covanta Holding Corp.	192,720	$3,971,959
PMFG, Inc.*	438,863	2,312,808
Curtiss-Wright Corp.	33,290	2,182,493
KEYW Holding Corp.*	159,002	1,998,655
Celadon Group, Inc.	92,529	1,972,719
ABM Industries, Inc.	70,490	1,901,820
Orbital Sciences Corp.*	63,901	1,888,275
DigitalGlobe, Inc.*	55,637	1,546,709
Aegion Corp. — Class A*	63,008	1,466,196
Powell Industries, Inc.	22,273	1,456,208
Navigant Consulting, Inc.*	82,610	1,441,544
Great Lakes Dredge & Dock Corp.*	180,083	1,438,863
Dynamic Materials Corp.	61,136	1,352,940
Energy Recovery, Inc.*	270,810	1,332,385
Sterling Construction Company, Inc.*	136,358	1,279,038
ICF International, Inc.*	33,810	1,195,522
General Cable Corp.	38,925	998,816
Luxfer Holdings plc ADR	51,570	977,252
Rand Logistics, Inc.*	127,400	764,400
Marten Transport Ltd.	32,958	736,611
LMI Aerospace, Inc.*	46,340	606,127
Global Power Equipment Group, Inc.	34,351	555,112
WESCO International, Inc.*	4,553	393,288
AZZ, Inc.	8,140	375,091
Oshkosh Corp.	377	20,935
Total Industrials		34,165,766

FINANCIALS - 21.8%
Hanover Insurance Group, Inc.	89,220	5,634,242
Reinsurance Group of America, Inc. — Class A	34,335	2,709,032
Home Loan Servicing Solutions Ltd.	97,410	2,214,129
Horace Mann Educators Corp.	66,160	2,068,823
Endurance Specialty Holdings Ltd.	35,070	1,809,261
1st Source Corp.	49,520	1,516,302
Safeguard Scientifics, Inc.*	72,870	1,514,967
PICO Holdings, Inc.*	54,960	1,305,850
OFG Bancorp	66,048	1,215,944
BancFirst Corp.	18,507	1,145,583
Simmons First National Corp. — Class A	26,830	1,056,834
Berkshire Hills Bancorp, Inc.	40,740	945,983
AMERISAFE, Inc.	22,374	909,951
Navigators Group, Inc.*	12,610	845,501
Campus Crest Communities, Inc.	90,469	783,462
PrivateBancorp, Inc. — Class A	26,452	768,695
Ocwen Financial Corp.*	20,441	758,361
Employers Holdings, Inc.	34,680	734,522
Hancock Holding Co.	20,150	711,698
Blackstone Mortgage Trust, Inc. — Class A	23,840	691,360
Total Financials		29,340,500

INFORMATION TECHNOLOGY - 18.1%
Maxwell Technologies, Inc.*	232,073	3,511,264
Insight Enterprises, Inc.*	81,169	2,495,135
Global Cash Access Holdings, Inc.*	238,440	2,122,116
Silicon Graphics International Corp.*	165,631	1,593,371
Digi International, Inc.*	157,889	1,487,314
IXYS Corp.	117,830	1,451,666
Spansion, Inc. — Class A*	68,120	1,435,288
FLIR Systems, Inc.	40,850	1,418,721
RF Micro Devices, Inc.*	135,904	1,303,319
Newport Corp.*	56,450	1,044,325
Liquidity Services, Inc.*	53,230	838,905
Diodes, Inc.*	26,800	776,128
Blackhawk Network Holdings, Inc.*	26,880	758,554
Semtech Corp.*	27,927	730,291
Brooks Automation, Inc.	65,010	700,157
Diebold, Inc.	17,320	695,744
Mercury Systems, Inc.*	50,770	575,732
Rubicon Technology, Inc.*	60,830	532,263
Entropic Communications, Inc.*	152,750	508,658
Multi-Fineline Electronix, Inc.*	33,930	374,587
Total Information Technology		24,353,538

CONSUMER DISCRETIONARY - 8.4%
Brown Shoe Company, Inc.	74,670	2,136,308
International Speedway Corp. — Class A	51,910	1,727,565
Chico’s FAS, Inc.	85,240	1,445,670
Guess?, Inc.	49,008	1,323,216
DeVry Education Group, Inc.	28,220	1,194,835
Scholastic Corp.	34,884	1,189,196
Cabela’s, Inc.*	17,740	1,106,976
Gentex Corp.	26,810	779,903
Stage Stores, Inc.	22,748	425,160
Total Consumer Discretionary		11,328,829

HEALTH CARE - 7.5%
Emergent Biosolutions, Inc.*	84,766	1,903,844
Greatbatch, Inc.*	35,431	1,738,245
Invacare Corp.	92,410	1,697,572
Kindred Healthcare, Inc.	68,858	1,590,620
Tornier N.V.*	58,740	1,373,341
Alere, Inc.*	27,045	1,012,024
Impax Laboratories, Inc.*	26,600	797,734
Discovery Laboratories, Inc.*	7,219	12,850
Total Health Care		10,126,230

ENERGY - 7.2%
Patterson-UTI Energy, Inc.	68,570	2,395,836
Resolute Energy Corp.*	230,790	1,994,025
Oasis Petroleum, Inc.*	34,050	1,903,055
Sanchez Energy Corp.*	33,250	1,249,868
C&J Energy Services, Inc.*	32,430	1,095,485
Clayton Williams Energy, Inc.*	7,727	1,061,458
Total Energy		9,699,727

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 91

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	June 30, 2014
SERIES Q (SMALL CAP VALUE SERIES)
	Shares	Value

UTILITIES - 4.5%
UGI Corp.	51,040	$2,577,519
Laclede Group, Inc.	49,490	2,402,740
South Jersey Industries, Inc.	18,790	1,135,104
Total Utilities		6,115,363

MATERIALS - 4.4%
Royal Gold, Inc.	24,472	1,862,808
Landec Corp.*	95,484	1,192,595
Coeur Mining, Inc.*	111,754	1,025,902
Berry Plastics Group, Inc.*	28,920	746,136
Olin Corp.	24,451	658,221
Allied Nevada Gold Corp.*	123,130	462,969
Total Materials		5,948,631

Total Common Stocks
(Cost $97,600,260)		131,078,584

CONVERTIBLE PREFERRED STOCKS††† - 0.0%
Thermoenergy Corp. *,1	116,667	6,779
Total Convertible Preferred Stocks
(Cost $111,410)		6,779

SHORT TERM INVESTMENTS† - 1.6%
Dreyfus Treasury Prime Cash Management Fund	2,112,719	2,112,719
Total Short Term Investments
(Cost $2,112,719)		2,112,719

	Face Amount
CONVERTIBLE BONDS†† - 0.4%
INDUSTRIALS - 0.4%
DryShips, Inc.
5.00% due 12/01/14	$600,000	592,500
Total Convertible Bonds
(Cost $574,670)		592,500

Total Investments - 99.2%
(Cost $100,399,059)		$133,790,582
Other Assets & Liabilities, net - 0.8%		1,034,400
Total Net Assets - 100.0%		$134,824,982

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
†††	Value determined based on Level 3 inputs — See Note 4.
1
PIPE (Private Investment in Public Equity) — Stock issued by a company in the secondary market as a means of raising capital more quickly and less expensively than through registration of a secondary public offering.

ADR — American Depositary Receipt
plc — Public Limited Company

92 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SERIES Q (SMALL CAP VALUE SERIES)

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
June 30, 2014

Assets:
Investments, at value (cost $100,399,059)	$133,790,582
Prepaid expenses	919
Receivables:
Securities sold	1,188,590
Dividends	162,108
Fund shares sold	67,649
Interest	2,459
Total assets	135,212,307

Liabilities:
Payable for:
Securities purchased	142,919
Management fees	104,329
Fund shares redeemed	95,621
Fund accounting/administration fees	10,433
Transfer agent/maintenance fees	4,176
Trustees’ fees*	434
Miscellaneous	29,413
Total liabilities	387,325
Net assets	$134,824,982

Net assets consist of:
Paid in capital	$79,361,016
Accumulated net investment loss	(249,561)
Accumulated net realized gain on investments	22,322,004
Net unrealized appreciation on investments	33,391,523
Net assets	$134,824,982
Capital shares outstanding	2,477,000
Net asset value per share	$54.43

STATEMENT OF OPERATIONS (Unaudited)
Period Ended June 30, 2014

Investment Income:
Dividends (net of foreign withholding tax of $394)	$788,640
Interest	42,977
Total investment income	831,617

Expenses:
Management fees	639,124
Transfer agent/maintenance fees	12,400
Fund accounting/administration fees	63,911
Trustees’ fees*	7,208
Custodian fees	1,734
Miscellaneous	46,934
Total expenses	771,311
Net investment income	60,306

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	8,262,531
Options written	160,273
Net realized gain	8,422,804
Net change in unrealized appreciation (depreciation) on:
Investments	(3,692,467)
Options written	(62,843)
Net change in unrealized appreciation (depreciation)	(3,755,310)
Net realized and unrealized gain	4,667,494
Net increase in net assets resulting from operations	$4,727,800

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 93

SERIES Q (SMALL CAP VALUE SERIES)

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended June 30, 2014 (Unaudited)	Year Ended December 31, 2013
Increase (Decrease) in Net Assets from Operations:
Net investment income	$60,306	$29,715
Net realized gain on investments	8,422,804	14,101,979
Net change in unrealized appreciation (depreciation) on investments	(3,755,310)	24,971,725
Net increase in net assets resulting from operations	4,727,800	39,103,419

Capital share transactions:
Proceeds from sale of shares	6,982,486	18,249,589
Cost of shares redeemed	(16,828,320)	(28,811,632)
Net decrease from capital share transactions	(9,845,834)	(10,562,043)
Net increase (decrease) in net assets	(5,118,034)	28,541,376

Net assets:
Beginning of period	139,943,016	111,401,640
End of period	$134,824,982	$139,943,016
Accumulated net investment loss at end of period	$(249,561)	$(309,867)

Capital share activity:
Shares sold	132,927	402,298
Shares redeemed	(323,347)	(639,709)
Net decrease in shares	(190,420)	(237,411)

94 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SERIES Q (SMALL CAP VALUE SERIES)

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended June 30, 2014a	Year Ended December 31, 2013	Year Ended December 31, 2012		Year Ended December 31, 2011	Year Ended December 31, 2010	Year Ended December 31, 2009f
Per Share Data
Net asset value, beginning of period	$52.46	$38.35	$32.09		$33.64	$27.60	$17.70
Income (loss) from investment operations:
Net investment income (loss)b	.02	.01	(—	)c	(.10)	(.06)	(.01)
Net gain (loss) on investments (realized and unrealized)	1.95	14.10	6.26		(1.45)	6.10	9.91
Total from investment operations	1.97	14.11	6.26		(1.55)	6.04	9.90
Net asset value, end of period	$54.43	$52.46	$38.35		$32.09	$33.64	$27.60

Total Returnd	3.76%	36.79%	19.51%		(4.61%)	21.88%	55.93%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$134,825	$139,943	$111,402		$107,587	$126,827	$125,460
Ratios to average net assets:
Net investment income (loss)	0.09%	0.02%	(0.00	%)e	(0.29%)	(0.22%)	(0.02%)
Total expenses	1.15%	1.16%	1.15%		1.12%	1.12%	1.14%
Portfolio turnover rate	17%	30%	44%		51%	38%	126%

a	Unaudited figures for the period ended June 30, 2014. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
b	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
c	Net investment income (loss) is less than $0.01 per share.
d
Total return does not take into account any of the expenses associated with an investment in variable insurance products. If total return had taken into account these expenses, performance would have been lower. Shares of a series of Guggenheim Variable Funds Trust are available only through the purchase of such products.

e	Net investment ratio is less than 0.01%.
f	Security Investors, LLC became the advisor of Series Q effective February 9, 2009. Prior to February 9, 2009, Wells Capital Management, Inc. sub-advised the Series.

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 95

FUND PROFILE (Unaudited)	June 30, 2014

SERIES V (MID CAP VALUE SERIES)

OBJECTIVE: Seeks long-term growth of capital.

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Date: May 1, 1997

Ten Largest Holdings (% of Total Net Assets)
Hanover Insurance Group, Inc.	4.4%
Computer Sciences Corp.	3.3%
Covanta Holding Corp.	3.0%
Owens-Illinois, Inc.	2.7%
Reinsurance Group of America, Inc. — Class A	2.4%
Bunge Ltd.	2.1%
Cameco Corp.	2.1%
Whiting Petroleum Corp.	2.1%
American Financial Group, Inc.	2.0%
Superior Energy Services, Inc.	2.0%
Top Ten Total	26.1%
“Ten Largest Holdings” exclude any temporary cash or derivative investments.

96 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2014
SERIES V (MID CAP VALUE SERIES)
	Shares	Value

COMMON STOCKS† - 97.6%

FINANCIALS - 26.8%
Hanover Insurance Group, Inc.	211,520	$13,357,487
Reinsurance Group of America, Inc. — Class A	91,837	7,245,939
American Financial Group, Inc.	104,180	6,204,961
Northern Trust Corp.	78,400	5,034,064
WR Berkley Corp.	105,440	4,882,926
Endurance Specialty Holdings Ltd.	72,896	3,760,705
Alexandria Real Estate Equities, Inc.	46,580	3,616,471
BioMed Realty Trust, Inc.	156,300	3,412,029
Starwood Property Trust, Inc.	119,920	2,850,499
Popular, Inc.*	79,290	2,710,133
SVB Financial Group*	21,020	2,451,352
Wintrust Financial Corp.	52,810	2,429,260
Lexington Realty Trust	220,263	2,425,096
Home Loan Servicing Solutions Ltd.	95,853	2,178,739
First Niagara Financial Group, Inc.	240,800	2,104,592
Ocwen Financial Corp.*	51,871	1,924,414
Zions Bancorporation	64,180	1,891,385
City National Corp.	24,780	1,877,333
First Midwest Bancorp, Inc.	102,473	1,745,115
Employers Holdings, Inc.	80,160	1,697,789
FirstMerit Corp.	83,015	1,639,546
Huntington Bancshares, Inc.	161,670	1,542,332
Hancock Holding Co.	43,570	1,538,892
Redwood Trust, Inc.	61,435	1,196,139
Investors Real Estate Trust	120,040	1,105,568
Campus Crest Communities, Inc.	42,966	372,086
Total Financials		81,194,852

INDUSTRIALS - 15.1%
Covanta Holding Corp.	439,400	9,056,034
Orbital Sciences Corp.*	201,454	5,952,965
Navigant Consulting, Inc.*	283,517	4,947,372
Quanta Services, Inc.*	128,160	4,431,772
Aegion Corp. — Class A*	163,115	3,795,686
DigitalGlobe, Inc.*	124,183	3,452,287
ICF International, Inc.*	81,875	2,895,100
URS Corp.	61,590	2,823,902
General Cable Corp.	87,939	2,256,515
KEYW Holding Corp.*	133,680	1,680,358
United Stationers, Inc.	34,800	1,443,156
Towers Watson & Co. — Class A	13,501	1,407,209
AZZ, Inc.	19,570	901,786
WESCO International, Inc.*	9,846	850,497
Oshkosh Corp.	851	47,256
Thermoenergy Corp.*	905,961	18,029
Total Industrials		45,959,924

INFORMATION TECHNOLOGY - 11.3%
Computer Sciences Corp.	160,170	10,122,744
Maxwell Technologies, Inc.*	387,650	5,865,145
IXYS Corp.	459,440	5,660,302
FLIR Systems, Inc.	89,180	3,097,221
RF Micro Devices, Inc.*	305,377	2,928,565
Liquidity Services, Inc.*	114,290	1,801,210
Blackhawk Network Holdings, Inc.*	59,150	1,669,213
Semtech Corp.*	63,789	1,668,082
Diebold, Inc.	39,020	1,567,433
Total Information Technology		34,379,915

ENERGY - 11.1%
Cameco Corp.	324,770	6,368,740
Whiting Petroleum Corp.*	79,270	6,361,417
Superior Energy Services, Inc.	171,410	6,194,758
Oasis Petroleum, Inc.*	72,550	4,054,819
Resolute Energy Corp.*	345,640	2,986,330
Patterson-UTI Energy, Inc.	85,430	2,984,924
Sanchez Energy Corp.*	75,291	2,830,189
C&J Energy Services, Inc.*	58,130	1,963,631
Total Energy		33,744,808

MATERIALS - 10.0%
Owens-Illinois, Inc.*	236,980	8,208,987
Sonoco Products Co.	127,480	5,600,197
Royal Gold, Inc.	55,259	4,206,315
Landec Corp.*	216,800	2,707,832
Coeur Mining, Inc.*	251,535	2,309,091
Olin Corp.	75,746	2,039,082
Berry Plastics Group, Inc.*	63,060	1,626,948
Bemis Company, Inc.	36,900	1,500,354
Rock-Tenn Co. — Class A	11,080	1,169,937
Allied Nevada Gold Corp.*	277,377	1,042,938
Total Materials		30,411,681

CONSUMER DISCRETIONARY - 9.2%
DR Horton, Inc.	200,460	4,927,307
Brown Shoe Company, Inc.	172,171	4,925,812
DeVry Education Group, Inc.	91,507	3,874,406
Chico’s FAS, Inc.	186,450	3,162,192
Cabela’s, Inc.*	48,720	3,040,128
Guess?, Inc.	106,529	2,876,283
Scholastic Corp.	76,884	2,620,976
Gentex Corp.	80,990	2,355,999
HydroGen Corp.*,2,†††	672,346	1
Total Consumer Discretionary		27,783,104

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 97

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	June 30, 2014
SERIES V (MID CAP VALUE SERIES)
	Shares	Value

HEALTH CARE - 5.8%
Kindred Healthcare, Inc.	168,447	$3,891,126
MEDNAX, Inc.*	60,770	3,533,776
Hologic, Inc.*	125,474	3,180,765
Alere, Inc.*	61,986	2,319,516
Edwards Lifesciences Corp.*	23,450	2,012,948
Impax Laboratories, Inc.*	58,120	1,743,019
Universal Health Services, Inc. — Class B	9,150	876,204
Emergent Biosolutions, Inc.*	5,709	128,224
Total Health Care		17,685,578

CONSUMER STAPLES - 4.3%
Bunge Ltd.	84,310	6,377,208
Hormel Foods Corp.	86,300	4,258,905
Ingredion, Inc.	33,050	2,480,072
Total Consumer Staples		13,116,185

UTILITIES - 4.0%
UGI Corp.	79,029	3,990,965
Black Hills Corp.	50,290	3,087,303
Great Plains Energy, Inc.	93,095	2,501,463
Westar Energy, Inc.	46,960	1,793,402
MDU Resources Group, Inc.	22,301	782,765
Total Utilities		12,155,898

Total Common Stocks
(Cost $218,826,624)		296,431,945

CONVERTIBLE PREFERRED STOCKS††† - 0.0%
Thermoenergy Corp. *,1,3	308,333	17,917
Total Convertible Preferred Stocks
(Cost $294,438)		17,917

SHORT TERM INVESTMENTS† - 1.5%
Dreyfus Treasury Prime Cash Management Fund	4,483,745	4,483,745
Total Short Term Investments
(Cost $4,483,745)		4,483,745

	Face Amount
CONVERTIBLE BONDS†† - 0.5%
INDUSTRIALS - 0.5%
DryShips, Inc.
5.00% due 12/01/14	$1,450,000	1,431,875
Total Convertible Bonds
(Cost $1,391,826)		1,431,875

Total Investments - 99.6%
(Cost $224,996,633)		$302,365,482
Other Assets & Liabilities, net - 0.4%		1,224,604
Total Net Assets - 100.0%		$303,590,086

*	Non-income producing security.
†	Value determined based on Level 1 inputs, unless otherwise noted — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
†††	Value determined based on Level 3 inputs — See Note 4.
1
PIPE (Private Investment in Public Equity) — Stock issued by a company in the secondary market as a means of raising capital more quickly and less expensively than through registration of a secondary public offering.

2	Affiliated issuer — See Note 10.
3	Illiquid security.

98 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SERIES V (MID CAP VALUE SERIES)

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
June 30, 2014

Assets:
Investments in unaffiliated issuers, at value (cost $222,425,058)	$302,365,481
Investments in affiliated issuers, at value (cost $2,571,575)	1
Total investments (cost $224,996,633)	302,365,482
Prepaid expenses	2,062
Receivables:
Securities sold	2,373,800
Dividends	511,156
Fund shares sold	61,546
Interest	5,943
Foreign taxes reclaim	2,979
Total assets	305,322,968

Liabilities:
Due to custodian bank	203,396
Payable for:
Securities purchased	1,121,990
Management fees	185,081
Fund shares redeemed	157,813
Fund accounting/administration fees	23,443
Transfer agent/maintenance fees	3,746
Trustees’ fees*	1,297
Miscellaneous	36,116
Total liabilities	1,732,882
Net assets	$303,590,086

Net assets consist of:
Paid in capital	$176,604,534
Undistributed net investment income	2,345,098
Accumulated net realized gain on investments	47,271,605
Net unrealized appreciation on investments	77,368,849
Net assets	$303,590,086
Capital shares outstanding	3,402,305
Net asset value per share	$89.23

STATEMENT OF OPERATIONS (Unaudited)
Period Ended June 30, 2014

Investment Income:
Dividends (net of foreign withholding tax of $8,988)	$2,085,155
Interest	100,656
Total investment income	2,185,811

Expenses:
Management fees	1,103,640
Transfer agent/maintenance fees	12,400
Fund accounting/administration fees	139,792
Trustees’ fees*	15,863
Custodian fees	1,702
Miscellaneous	63,512
Total expenses	1,336,909
Net investment income	848,902

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments in unaffiliated issuers	17,369,584
Options written	227,815
Net realized gain	17,597,399
Net change in unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers	1,532,658
Options written	(140,750)
Net change in unrealized appreciation (depreciation)	1,391,908
Net realized and unrealized gain	18,989,307
Net increase in net assets resulting from operations	$19,838,209

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 99

SERIES V (MID CAP VALUE SERIES)

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended June 30, 2014 (Unaudited)	Year Ended December 31, 2013
Increase (Decrease) in Net Assets from Operations:
Net investment income	$848,902	$1,359,800
Net realized gain on investments	17,597,399	29,706,919
Net change in unrealized appreciation (depreciation) on investments	1,391,908	49,090,035
Net increase in net assets resulting from operations	19,838,209	80,156,754

Capital share transactions:
Proceeds from sale of shares	6,367,354	15,835,127
Cost of shares redeemed	(24,781,466)	(43,631,962)
Net decrease from capital share transactions	(18,414,112)	(27,796,835)
Net increase in net assets	1,424,097	52,359,919

Net assets:
Beginning of period	302,165,989	249,806,070
End of period	$303,590,086	$302,165,989
Undistributed net investment income at end of period	$2,345,098	$1,496,196

Capital share activity:
Shares sold	75,743	217,418
Shares redeemed	(293,956)	(587,402)
Net decrease in shares	(218,213)	(369,984)

100 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SERIES V (MID CAP VALUE SERIES)

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended June 30, 2014a	Year Ended December 31, 2013	Year Ended December 31, 2012	Year Ended December 31, 2011	Year Ended December 31, 2010	Year Ended December 31, 2009
Per Share Data
Net asset value, beginning of period	$83.46	$62.60	$53.45	$57.78	$49.05	$34.08
Income (loss) from investment operations:
Net investment income (loss)b	.24	.36	.25	.15	.39	.38
Net gain (loss) on investments (realized and unrealized)	5.53	20.50	8.90	(4.48)	8.34	14.59
Total from investment operations	5.77	20.86	9.15	(4.33)	8.73	14.97
Net asset value, end of period	$89.23	$83.46	$62.60	$53.45	$57.78	$49.05

Total Returnc	6.91%	33.32%	17.12%	(7.49%)	17.80%	43.93%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$303,590	$302,166	$249,806	$250,620	$316,418	$304,730
Ratios to average net assets:
Net investment income (loss)	0.58%	0.48%	0.43%	0.26%	0.75%	0.97%
Total expenses	0.91%	0.93%	0.93%	0.90%	0.90%	0.91%
Portfolio turnover rate	13%	22%	24%	28%	25%	29%

a	Unaudited figures for the period ended June 30, 2014. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
b	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
c
Total return does not take into account any of the expenses associated with an investment in variable insurance products. If total return had taken into account these expenses, performance would have been lower. Shares of a series of Guggenheim Variable Funds Trust are available only through the purchase of such products.

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 101

FUND PROFILE (Unaudited)	June 30, 2014

SERIES X (STYLEPLUS—SMALL GROWTH SERIES)

OBJECTIVE: Seeks long-term growth of capital.

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Date: October 15, 1997

Ten Largest Holdings (% of Total Net Assets)
Guggenheim Variable Insurance Strategy Fund III	9.2%
Floating Rate Strategies Fund Institutional Class	2.0%
Macro Opportunities Fund Institutional Class	2.0%
Guggenheim BulletShares 2016 High Yield Corporate Bond ETF	1.9%
Guggenheim BulletShares 2017 High Yield Corporate Bond ETF	1.9%
Guggenheim BulletShares 2015 High Yield Corporate Bond ETF	1.8%
KKR Financial CLO 2007-1 Ltd. — 2007-1A	1.3%
Goldman Sachs Asset Management CLO plc — 2007-1A	1.3%
Brentwood CLO Corp.— 2006-1A	1.3%
JP Morgan Mortgage Acquisition Trust	1.2%
Top Ten Total	23.9%
“Ten Largest Holdings” exclude any temporary cash or derivative investments.

Portfolio Composition by Quality Rating*
Rating
Fixed Income Instruments
AAA	8.8%
AA	6.1%
A	6.7%
BBB	10.5%
BB	2.5%
B	5.5%
CCC	3.0%
Other Instruments
Common Stocks	22.7%
Mutual Funds	22.6%
Exchange Traded Funds	6.4%
Short Term Investments	5.2%
Total Investments	100.0%
The chart above reflects percentages of the value of total investments.

*
Source: Factset. Credit quality ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). All rated securities have been rated by Moody’s, Standard & Poor’s (“S&P”), or Fitch, which are all a Nationally Recognized Statistical Rating Organization (“NRSRO”). For purposes of this presentation, when ratings are available from more than one agency, the highest rating is used. Guggenheim Investments has converted Moody’s and Fitch ratings to the equivalent S&P rating. Unrated securities do not necessarily indicate low credit quality. Security ratings are determined at the time of purchase and may change thereafter.

102 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2014
SERIES X (STYLEPLUS—SMALL GROWTH SERIES)
	Shares	Value

COMMON STOCKS† - 20.1%

INFORMATION TECHNOLOGY - 6.4%
SS&C Technologies Holdings, Inc.*	1,974	$87,291
Anixter International, Inc.	861	86,160
SunEdison, Inc.*	3,103	70,128
Aruba Networks, Inc.*	3,657	64,070
Semtech Corp.*	2,338	61,139
PTC, Inc.*	1,566	60,761
ARRIS Group, Inc.*	1,848	60,115
CSG Systems International, Inc.	2,278	59,479
WEX, Inc.*	529	55,529
j2 Global, Inc.	966	49,132
Blackbaud, Inc.	1,300	46,462
Conversant, Inc.*	1,802	45,771
Belden, Inc.	563	44,004
Sonus Networks, Inc.*	12,196	43,784
Advent Software, Inc.	1,339	43,611
Aspen Technology, Inc.*	904	41,946
CoStar Group, Inc.*	263	41,599
Verint Systems, Inc.*	823	40,368
Web.com Group, Inc.*	1,389	40,100
FEI Co.	427	38,742
Microsemi Corp.*	1,424	38,106
Comverse, Inc.*	1,407	37,539
RealD, Inc.*	2,862	36,519
Cavium, Inc.*	735	36,500
Acxiom Corp.*	1,676	36,352
Fair Isaac Corp.	569	36,279
Travelzoo, Inc.*	1,866	36,107
InterDigital, Inc.	741	35,420
Take-Two Interactive Software, Inc.*	1,571	34,939
Unisys Corp.*	1,399	34,611
ViaSat, Inc.*	597	34,602
Cardtronics, Inc.*	997	33,978
Cabot Microelectronics Corp.*	743	33,175
AVG Technologies N.V.*	1,607	32,349
Blucora, Inc.*	1,700	32,079
TeleTech Holdings, Inc.*	1,069	30,990
MoneyGram International, Inc.*	2,067	30,447
Diodes, Inc.*	1,040	30,118
Qlik Technologies, Inc.*	1,295	29,293
ACI Worldwide, Inc.*	518	28,920
PMC-Sierra, Inc.*	3,753	28,560
Applied Micro Circuits Corp.*	2,637	28,506
Heartland Payment Systems, Inc.	682	28,105
Veeco Instruments, Inc.*	726	27,051
Plantronics, Inc.	559	26,860
Cypress Semiconductor Corp.	2,413	26,326
Silicon Image, Inc.*	5,191	26,163
RF Micro Devices, Inc.*	2,723	26,114
Progress Software Corp.*	1,083	26,035
iGATE Corp.*	709	25,801
Coherent, Inc.*	381	25,211
EVERTEC, Inc.	1,031	24,991
MAXIMUS, Inc.	576	24,780
Sapient Corp.*	1,482	24,083
Euronet Worldwide, Inc.*	497	23,975
OmniVision Technologies, Inc.*	1,089	23,936
Vistaprint N.V.*	590	23,871
Calix, Inc.*	2,913	23,828
ExlService Holdings, Inc.*	809	23,825
Rofin-Sinar Technologies, Inc.*	977	23,487
Cirrus Logic, Inc.*	1,025	23,309
Infoblox, Inc.*	1,747	22,973
Ixia*	1,953	22,323
Dealertrack Technologies, Inc.*	468	21,219
ADTRAN, Inc.	937	21,139
Ultimate Software Group, Inc.*	149	20,587
LivePerson, Inc.*	1,963	19,924
Total Information Technology		2,421,496

INDUSTRIALS - 4.6%
Universal Truckload Services, Inc.	2,701	68,498
Matson, Inc.	2,464	66,134
Titan International, Inc.	3,720	62,570
Polypore International, Inc.*	1,262	60,235
Watsco, Inc.	585	60,115
Swift Transportation Co. — Class A*	2,206	55,657
General Cable Corp.	2,158	55,374
Albany International Corp. — Class A	1,323	50,221
Brink’s Co.	1,710	48,256
USG Corp.*	1,594	48,027
Steelcase, Inc. — Class A	3,150	47,659
Kaman Corp.	1,052	44,952
RPX Corp.*	2,447	43,434
SkyWest, Inc.	3,470	42,403
Moog, Inc. — Class A*	573	41,766
Blount International, Inc.*	2,910	41,060
Aircastle Ltd.	2,274	40,409
Corporate Executive Board Co.	585	39,909
Generac Holdings, Inc.*	805	39,236
Dycom Industries, Inc.*	1,245	38,981
Acuity Brands, Inc.	261	36,083
Tetra Tech, Inc.	1,294	35,585
Wabash National Corp.*	2,448	34,884
Watts Water Technologies, Inc. — Class A	564	34,816
Woodward, Inc.	653	32,768
West Corp.	1,202	32,214
Mueller Water Products, Inc. — Class A	3,458	29,877
On Assignment, Inc.*	785	27,922
Deluxe Corp.	464	27,181
MasTec, Inc.*	876	26,998
Hillenbrand, Inc.	816	26,618
Mobile Mini, Inc.	554	26,531
HNI Corp.	674	26,360

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 103

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2014
SERIES X (STYLEPLUS—SMALL GROWTH SERIES)
	Shares	Value

DXP Enterprises, Inc.*	344	$25,986
Thermon Group Holdings, Inc.*	986	25,952
Herman Miller, Inc.	853	25,795
TAL International Group, Inc.	564	25,019
Werner Enterprises, Inc.	939	24,893
Applied Industrial Technologies, Inc.	470	23,843
ESCO Technologies, Inc.	679	23,521
Primoris Services Corp.	814	23,476
Rexnord Corp.*	825	23,224
EnerSys	334	22,976
UniFirst Corp.	216	22,896
Beacon Roofing Supply, Inc.*	679	22,488
Chart Industries, Inc.*	264	21,843
Cubic Corp.	488	21,721
Pike Corp.*	2,396	21,468
G&K Services, Inc. — Class A	384	19,995
Total Industrials		1,767,829

HEALTH CARE - 4.2%
Chemed Corp.	847	79,382
Centene Corp.*	917	69,335
HealthSouth Corp.	1,822	65,355
STERIS Corp.	1,191	63,694
Quality Systems, Inc.	3,956	63,494
Molina Healthcare, Inc.*	1,421	63,419
MedAssets, Inc.*	2,621	59,864
HMS Holdings Corp.*	2,929	59,781
West Pharmaceutical Services, Inc.	1,279	53,949
Medicines Co.*	1,850	53,761
Haemonetics Corp.*	1,425	50,274
AMN Healthcare Services, Inc.*	3,919	48,204
Cepheid*	1,004	48,131
Thoratec Corp.*	1,308	45,597
Align Technology, Inc.*	756	42,366
PAREXEL International Corp.*	775	40,951
Landauer, Inc.	926	38,892
NuVasive, Inc.*	1,061	37,740
Pacira Pharmaceuticals, Inc.*	349	32,059
DexCom, Inc.*	776	30,776
Owens & Minor, Inc.	884	30,038
Team Health Holdings, Inc.*	592	29,564
Analogic Corp.	367	28,714
Alliance HealthCare Services, Inc.*	1,037	27,999
Triple-S Management Corp. — Class B*	1,524	27,325
Arena Pharmaceuticals, Inc.*	4,578	26,827
PDL BioPharma, Inc.	2,732	26,446
Puma Biotechnology, Inc.*	390	25,740
ICU Medical, Inc.*	420	25,540
Isis Pharmaceuticals, Inc.*	726	25,011
ExamWorks Group, Inc.*	788	25,003
Air Methods Corp.*	473	24,430
Nektar Therapeutics*	1,873	24,012
InterMune, Inc.*	533	23,532
athenahealth, Inc.*	188	23,524
Prestige Brands Holdings, Inc.*	688	23,316
ARIAD Pharmaceuticals, Inc.*	3,653	23,270
Alnylam Pharmaceuticals, Inc.*	363	22,931
HeartWare International, Inc.*	253	22,391
Aegerion Pharmaceuticals, Inc.*	681	21,853
Genomic Health, Inc.*	743	20,358
Volcano Corp.*	1,115	19,635
ImmunoGen, Inc.*	1,422	16,851
Total Health Care		1,611,334

CONSUMER STAPLES - 2.1%
Sanderson Farms, Inc.	865	84,078
TreeHouse Foods, Inc.*	1,018	81,511
Casey’s General Stores, Inc.	965	67,830
Vector Group Ltd.	3,044	62,950
Rite Aid Corp.*	8,290	59,439
United Natural Foods, Inc.*	882	57,418
Hain Celestial Group, Inc.*	626	55,551
Spectrum Brands Holdings, Inc.	556	47,833
Pantry, Inc.*	2,652	42,962
Cal-Maine Foods, Inc.	571	42,437
B&G Foods, Inc. — Class A	1,274	41,647
Pilgrim’s Pride Corp.*	1,035	28,318
USANA Health Sciences, Inc.*	333	26,020
Coca-Cola Bottling Company Consolidated	353	26,006
Inter Parfums, Inc.	876	25,886
J&J Snack Foods Corp.	254	23,906
Snyder’s-Lance, Inc.	854	22,597
Total Consumer Staples		796,389

ENERGY - 1.3%
Newpark Resources, Inc.*	5,122	63,820
ION Geophysical Corp.*	13,246	55,898
SemGroup Corp. — Class A	625	49,281
Bill Barrett Corp.*	1,814	48,580
Western Refining, Inc.	1,165	43,746
Carrizo Oil & Gas, Inc.*	543	37,608
VAALCO Energy, Inc.*	4,571	33,048
Targa Resources Corp.	227	31,682
SEACOR Holdings, Inc.*	329	27,060
Renewable Energy Group, Inc.*	2,132	24,454
Delek US Holdings, Inc.	774	21,850
Geospace Technologies Corp.*	387	21,316
EXCO Resources, Inc.	3,472	20,450
Total Energy		478,793

CONSUMER DISCRETIONARY - 1.0%
Tenneco, Inc.*	963	63,269
DineEquity, Inc.	702	55,802
Dana Holding Corp.	1,657	40,464
Sotheby’s	849	35,650
Wolverine World Wide, Inc.	1,222	31,845

104 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2014
SERIES X (STYLEPLUS—SMALL GROWTH SERIES)
	Shares	Value

Sinclair Broadcast Group, Inc. — Class A	820	$28,495
National CineMedia, Inc.	1,505	26,353
Brown Shoe Company, Inc.	894	25,577
Children’s Place, Inc.	479	23,773
Ethan Allen Interiors, Inc.	956	23,651
Iconix Brand Group, Inc.*	547	23,488
Outerwall, Inc.*	361	21,425
Total Consumer Discretionary		399,792

TELECOMMUNICATION SERVICES - 0.3%
Consolidated Communications Holdings, Inc.	1,880	41,811
NTELOS Holdings Corp.	2,456	30,602
Cincinnati Bell, Inc.*	6,958	27,345
Total Telecommunication Services		99,758

FINANCIALS - 0.1%
American Equity Investment Life Holding Co.	993	24,427
Ryman Hospitality Properties, Inc.	504	24,268
Total Financials		48,695

MATERIALS - 0.1%
Chemtura Corp.*	1,029	26,888

Total Common Stocks
(Cost $7,177,653)		7,650,974

EXCHANGE TRADED FUNDS†,4 - 5.6%
Guggenheim BulletShares 2016 High Yield Corporate Bond ETF	26,400	724,152
Guggenheim BulletShares 2017 High Yield Corporate Bond ETF	26,100	720,360
Guggenheim BulletShares 2015 High Yield Corporate Bond ETF	26,300	708,049
Total Exchange Traded Funds
(Cost $2,123,632)		2,152,561

MUTUAL FUNDS†,4 - 20.0%
Guggenheim Variable Insurance Strategy Fund III	140,448	3,508,382
Guggenheim Strategy Fund I	104,190	2,599,528
Floating Rate Strategies Fund Institutional Class	28,251	759,952
Macro Opportunities Fund Institutional Class	27,563	750,529
Total Mutual Funds
(Cost $7,642,567)		7,618,391

SHORT TERM INVESTMENTS† - 4.6%
Dreyfus Treasury Prime Cash Management Fund	1,744,461	1,744,461
Total Short Term Investments
(Cost $1,744,461)		1,744,461

	Face Amount

ASSET BACKED SECURITIES†† - 25.9%
KKR Financial CLO 2007-1 Ltd.
2007-1A, 2.47% due 05/15/211,2	$500,000	490,399
Goldman Sachs Asset Management CLO plc
2007-1A, 2.98% due 08/01/221,2	500,000	489,599
Brentwood CLO Corp.
2006-1A, 0.50% due 02/01/221,2	255,864	251,591
2006-1A, 1.05% due 02/01/221,2	250,000	227,450
JP Morgan Mortgage Acquisition Trust
2007-CH3, 0.30% due 03/25/371	290,755	285,697
2006-CH2, 0.25% due 10/25/361	168,864	168,355
Duane Street CLO IV Ltd.
2007-4A, 0.46% due 11/14/211,2	416,097	409,564
N-Star REL CDO VIII Ltd.
2006-8A, 0.44% due 02/01/411,2	421,060	399,797
Garrison Funding 2013-2 Ltd.
2013-2A, 2.03% due 09/25/231,2	380,000	377,416
NewStar Commercial Loan Trust
2006-1A, 0.61% due 03/30/221,2	250,000	243,525
2006-1A, 0.50% due 03/30/221,2	91,186	90,520
Argent Securities Incorporated Asset-Backed Pass-Through Certificates Series
2005-W3, 0.49% due 11/25/351	330,947	312,583
Salus CLO 2012-1 Ltd.
2013-1AN, 2.48% due 03/05/211,2	270,000	269,541
Central Park CLO Ltd.
2011-1A, 3.43% due 07/23/221,2	260,000	256,204
DIVCORE CLO Ltd.
2013-1A B, 4.05% due 11/15/32	250,000	250,000
Golub Capital Partners CLO 18 Ltd.
2014-18A, 2.73% due 04/25/261,2	250,000	248,925
H2 Asset Funding Ltd.
2.05% due 03/19/37	250,000	248,850
Race Point V CLO Ltd.
2014-5AR, 3.08% due 12/15/221,2	250,000	248,750
Symphony CLO VII Ltd.
2011-7A, 3.43% due 07/28/211,2	250,000	247,350
Cornerstone CLO Ltd.
2007-1A, 0.45% due 07/15/211,2	250,000	246,000
Cerberus Onshore II CLO LLC
2014-1A, 2.93% due 10/15/231,2	250,000	245,800
ALM VII R-2 Ltd.
2013-7R2A, 2.83% due 04/24/241,2	250,000	245,375
Hewett’s Island CDO Ltd.
2007-6A, 2.48% due 06/09/191,2	250,000	245,100
Black Diamond CLO 2005-1 Delaware Corp.
2005-1A, 2.13% due 06/20/171,2	250,000	244,600
GSC Group CDO Fund VIII Ltd.
2007-8A, 0.61% due 04/17/211,2	250,000	241,775
Race Point IV CLO Ltd.
2007-4A, 0.98% due 08/01/211,2	250,000	238,525
Black Diamond CLO 2006-1 Luxembourg S.A.
2007-1A, 0.62% due 04/29/191,2	250,000	233,250

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 105

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2014
SERIES X (STYLEPLUS—SMALL GROWTH SERIES)

	Face Amount	Value

Lehman XS Trust
2007-9, 0.27% due 06/25/371	$263,101	$232,461
Foothill CLO Ltd.
2007-1A, 0.47% due 02/22/211,2	228,567	225,527
Aegis Asset Backed Securities Trust
2005-3, 0.62% due 08/25/351	227,070	223,613
Wells Fargo Home Equity Asset-Backed Securities 2006-2 Trust
2006-3, 0.30% due 01/25/371	212,035	193,673
GreenPoint Mortgage Funding Trust
2005-HE4, 0.86% due 07/25/301	200,000	185,887
Popular ABS Mortgage Pass-Through Trust
2005-A, 0.58% due 06/25/351	181,086	173,857
Northwoods Capital VII Ltd.
2006-7A, 1.78% due 10/22/211,2	180,000	173,070
OFSI Fund V Ltd.
2013-5A, 3.43% due 04/17/251,2	150,000	149,580
California Republic Auto Receivables Trust
2013-2, 1.23% due 03/15/19	143,629	144,639
Accredited Mortgage Loan Trust
2007-1, 0.28% due 02/25/371	136,967	130,074
West Coast Funding Ltd.
2006-1A, 0.38% due 11/02/411,2	121,513	117,601
Soundview Home Loan Trust
2003-1, 2.40% due 08/25/311	110,973	113,196
Global Leveraged Capital Credit Opportunity Fund
2006-1A, 0.53% due 12/20/181,2	106,836	106,537
ACS 2007-1 Pass Through Trust
2007-1A, 0.46% due 06/14/371,2	106,197	103,011
Tricadia CDO 2006-6 Ltd.
2006-6A, 0.77% due 11/05/411,2	100,000	92,490
Newcastle CDO IX 1 Ltd.
2007-9A, 0.41% due 05/25/521,2	52,305	52,305
Total Asset Backed Securities
(Cost $9,785,603)		9,874,062

COLLATERALIZED MORTGAGE OBLIGATIONS†† - 5.3%
SRERS-2011 Funding Ltd.
2011-RS, 0.40% due 05/09/461,2	355,388	333,746
Resource Capital Corporation CRE Notes 2013 Ltd.
2013-CRE1, 3.00% due 12/15/281,2	300,000	303,906
Hilton USA Trust
2013-HLF, 2.90% due 11/05/301,2	300,000	301,320
Boca Hotel Portfolio Trust
2013-BOCA, 3.20% due 08/15/261,2	300,000	300,857
COMM 2007-FL14 Mortgage Trust
2007-FL14, 0.90% due 06/15/221,2	210,611	207,867
Wachovia Bank Commercial Mortgage Trust Series
2007-WHL8, 0.23% due 06/15/201,2	194,320	193,084
Banc of America Merrill Lynch Commercial Mortgage, Inc.
2005-6, 6.33% due 09/10/471,2	177,400	181,729
Banc of America Large Loan Trust
2007-BMB1, 1.25% due 08/15/291,2	180,000	179,957
Total Collateralized Mortgage Obligations
(Cost $1,972,632)		2,002,466

SENIOR FLOATING RATE INTERESTS†† - 3.2%
FINANCIALS - 1.3%
National Financial Partners
5.25% due 07/01/20	277,201	278,448
Cunningham Lindsey U.S., Inc.
5.00% due 12/10/19	123,434	122,765
First Data Corp.
4.15% due 03/23/18	100,000	100,125
Total Financials		501,338

INDUSTRIALS - 0.9%
Travelport Holdings Ltd.
6.25% due 06/26/19	217,800	222,592
Thermasys Corp.
5.25% due 05/03/19	137,375	136,688
Total Industrials		359,280

INFORMATION TECHNOLOGY - 0.4%
Blue Coat Systems, Inc.
4.00% due 05/31/19	158,800	158,733

ENERGY - 0.3%
Pacific Drilling
4.50% due 05/18/18	108,900	109,206

CONSUMER DISCRETIONARY - 0.3%
Sears Holdings Corp.
5.50% due 06/30/18	99,500	100,531

Total Senior Floating Rate Interests
(Cost $1,215,085)		1,229,088

CORPORATE BONDS†† - 2.0%
FINANCIALS - 0.6%
Icahn Enterprises Limited Partnership / Icahn Enterprises Finance Corp.
3.50% due 03/15/17	240,000	242,699

TELECOMMUNICATION SERVICES - 0.6%
Level 3 Financing, Inc.
3.82% due 01/15/181,2	220,000	223,850

INDUSTRIALS - 0.4%
International Lease Finance Corp.
2.18% due 06/15/161	140,000	140,875

CONSUMER STAPLES - 0.3%
Harbinger Group, Inc.
7.88% due 07/15/19	110,000	120,313

106 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	June 30, 2014
SERIES X (STYLEPLUS—SMALL GROWTH SERIES)

	Face Amount	Value

CONSUMER DISCRETIONARY - 0.1%
Vail Resorts, Inc.
6.50% due 05/01/19	$50,000	$52,563

Total Corporate Bonds
(Cost $771,642)		780,300

MORTGAGE BACKED SECURITIES†† - 1.5%
HSI Asset Securitization Corporation Trust
2007-WF1, 0.32% due 05/25/371	443,807	412,144
HarborView Mortgage Loan Trust
2006-12, 0.35% due 01/19/381	204,955	176,686
Total Mortgage Backed Securities
(Cost $580,138)		588,830

MUNICIPAL BONDS†† - 0.1%
MICHIGAN - 0.1%
Michigan Finance Authority Revenue Notes
4.37% due 08/20/14	50,000	50,263

Total Municipal Bonds
(Cost $50,000)		50,263

Total Investments - 88.3%
(Cost $33,063,413)		$33,691,396
Other Assets & Liabilities, net - 11.7%		4,449,050
Total Net Assets - 100.0%		$38,140,446

	Contracts	Unrealized Gain (Loss)

EQUITY FUTURES CONTRACTS PURCHASED†
September 2014 S&P MidCap 400 Index Mini Futures Contracts (Aggregate Value of Contracts $143,080)	1	$3,227
September 2014 Russell 2000 Index Mini Futures Contracts (Aggregate Value of Contracts $118,780)	1	3,067
(Total Aggregate Value of Contracts $261,860)		$6,294

	Units
OTC EQUITY INDEX SWAP AGREEMENTS††
Morgan Stanley Capital Services, Inc. August 2014 Russell 2000 Growth Index Swap, Terminating 08/05/14 3 (Notional Value $29,999,508)	42,782	$(30)

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
1	Variable rate security. Rate indicated is rate effective at June 30, 2014.
2	Security is a 144A or Section 4(a)(2) security. The total market value of 144A or Section 4(a)(2) securities is $9,437,493 (cost $9,353,534), or 24.7% of total net assets.
3	Total Return based on Russell 2000 Growth Index +/- financing at a variable rate.
4	Affiliated issuers — See Note 10.
plc — Public Limited Company

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 107

SERIES X (STYLEPLUS—SMALL GROWTH SERIES)

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
June 30, 2014

Assets:
Investments in unaffiliated issuers, at value (cost $23,297,215)	$23,920,444
Investments in affiliated issuers, at value (cost $9,766,198)	9,770,952
Total investments (cost $33,063,413)	33,691,396
Segregated cash with broker	12,100
Prepaid expenses	1,798
Receivables:
Securities sold	2,782,064
Swap settlement	1,612,325
Fund shares sold	94,811
Interest	40,192
Dividends	19,369
Variation margin	1,400
Total assets	38,255,455

Liabilities:
Due to custodian bank	39,514
Unrealized depreciation on swap agreements	30
Payable for:
Fund shares redeemed	25,941
Management fees	24,371
Transfer agent/maintenance fees	4,224
Fund accounting/administration fees	2,913
Trustees’ fees*	558
Miscellaneous	17,458
Total liabilities	115,009
Net assets	$38,140,446

Net assets consist of:
Paid in capital	$29,379,999
Undistributed net investment income	128,673
Accumulated net realized gain on investments	7,997,527
Net unrealized appreciation on investments	634,247
Net assets	$38,140,446
Capital shares outstanding	1,249,036
Net asset value per share	$30.54

STATEMENT OF OPERATIONS (Unaudited)
Period Ended June 30, 2014

Investment Income:
Interest	$216,379
Dividends from securities of affiliated issuers	90,607
Dividends from securities of unaffiliated issuers	48,588
Total investment income	355,574

Expenses:
Management fees	159,207
Transfer agent/maintenance fees	12,400
Fund accounting/administration fees	17,793
Trustees’ fees*	1,907
Custodian fees	1,857
Line of credit interest expense	1,577
Miscellaneous	33,955
Total expenses	228,696
Less:
Expenses waived by Advisor	(5,576)
Net expenses	223,120
Net investment income	132,454

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments in unaffiliated issuers	1,066,348
Investments in affiliated issuers	(6,741)
Swap agreements	613,916
Futures contracts	30,034
Net realized gain	1,703,557
Net change in unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers	(196,044)
Investments in affiliated issuers	40,801
Swap agreements	(30)
Futures contracts	(9,467)
Net change in unrealized appreciation (depreciation)	(164,740)
Net realized and unrealized gain	1,538,817
Net increase in net assets resulting from operations	$1,671,271

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

108 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SERIES X (STYLEPLUS—SMALL GROWTH SERIES)

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended June 30, 2014 (Unaudited)	Year Ended December 31, 2013
Increase (Decrease) in Net Assets from Operations:
Net investment income (loss)	$132,454	$(76,478)
Net realized gain on investments	1,703,557	13,791,467
Net change in unrealized appreciation (depreciation) on investments	(164,740)	(1,297,208)
Net increase in net assets resulting from operations	1,671,271	12,417,781

Capital share transactions:
Proceeds from sale of shares	1,819,907	9,379,728
Cost of shares redeemed	(3,936,290)	(15,249,191)
Net decrease from capital share transactions	(2,116,383)	(5,869,463)
Net increase (decrease) in net assets	(445,112)	6,548,318

Net assets:
Beginning of period	38,585,558	32,037,240
End of period	$38,140,446	$38,585,558
Undistributed net investment income/Accumulated net investment loss at end of period	$128,673	$(3,781)

Capital share activity:
Shares sold	61,620	398,406
Shares redeemed	(133,841)	(627,534)
Net decrease in shares	(72,221)	(229,128)

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 109

SERIES X (STYLEPLUS—SMALL GROWTH SERIES)

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended June 30, 2014a	Year Ended December 31, 2013	Year Ended December 31, 2012	Year Ended December 31, 2011	Year Ended December 31, 2010	Year Ended December 31, 2009
Per Share Data
Net asset value, beginning of period	$29.20	$20.66	$18.52	$18.89	$14.52	$10.74
Income (loss) from investment operations:
Net investment income (loss)b	.10	(.05)	(.11)	(.12)	(.10)	(.04)
Net gain (loss) on investments (realized and unrealized)	1.24	8.59	2.25	(.25)	4.47	3.82
Total from investment operations	1.34	8.54	2.14	(.37)	4.37	3.78
Net asset value, end of period	$30.54	$29.20	$20.66	$18.52	$18.89	$14.52

Total Returnc	4.59%	41.34%	11.56%	(1.96%)	30.10%	35.20%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$38,140	$38,586	$32,037	$35,711	$46,149	$35,396
Ratios to average net assets:
Net investment income (loss)	0.71%	(0.21%)	(0.56%)	(0.63%)	(0.65%)	(0.30%)
Total expensesd	1.22%	1.23%	1.14%	1.08%	1.09%	1.10%
Net expensese	1.19%	1.23%	1.14%	1.08%	1.09%	1.10%
Portfolio turnover rate	44%	255%	72%	91%	88%	100%

a	Unaudited figures for the period ended June 30, 2014. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
b	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
c
Total return does not take into account any of the expenses associated with an investment in variable insurance products. If total return had taken into account these expenses, performance would have been lower. Shares of a series of Guggenheim Variable Funds Trust are available only through the purchase of such products.

d	Does not include expenses of the underlying funds in which the Fund invests.
e	Net expense information reflects the expense ratios after expense waivers.

110 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

FUND PROFILE (Unaudited)	June 30, 2014

SERIES Y (STYLEPLUS—LARGE GROWTH SERIES)

OBJECTIVE: Seeks long-term growth of capital.

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Date: May 3, 1999

Ten Largest Holdings (% of Total Net Assets)
Guggenheim Variable Insurance Strategy Fund III	10.1%
Guggenheim BulletShares 2016 High Yield Corporate Bond ETF	2.3%
Guggenheim BulletShares 2015 High Yield Corporate Bond ETF	2.2%
Floating Rate Strategies Fund Institutional Class	2.0%
Macro Opportunities Fund Institutional Class	2.0%
Guggenheim Strategy Fund III	1.5%
KKR Financial CLO 2007-1 Ltd. — 2007-1A	1.4%
Goldman Sachs Asset Management CLO plc — 2007 - 1A	1.4%
Brentwood CLO Corp. — 2006 - 1A	1.3%
JP Morgan Mortgagae Acquisition Trust — 2007 - CH3	1.3%
Top Ten Total	25.5%
“Ten Largest Holdings” exclude any temporary cash or derivative investments.

Portfolio Composition by Quality Rating*
Rating
Fixed Income Instruments
AAA	8.5%
AA	6.3%
A	6.0%
BBB	9.5%
BB	2.6%
B	5.5%
CCC	2.9%
Other Instruments
Mutual Funds	25.2%
Common Stocks	22.0%
Exchange Traded Funds	6.0%
Short Term Investments	5.5%
Total Investments	100.0%
The chart above reflects percentages of the value of total investments.

*
Source: Factset. Credit quality ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). All rated securities have been rated by Moody’s, Standard & Poor’s (“S&P”), or Fitch, which are all a Nationally Recognized Statistical Rating Organization (“NRSRO”). For purposes of this presentation, when ratings are available from more than one agency, the highest rating is used. Guggenheim Investments has converted Moody’s and Fitch ratings to the equivalent S&P rating. Unrated securities do not necessarily indicate low credit quality. Security ratings are determined at the time of purchase and may change thereafter.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 111

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2014
SERIES Y (STYLEPLUS—LARGE GROWTH SERIES)
	Shares	Value

COMMON STOCKS† - 19.9%

INFORMATION TECHNOLOGY - 6.0%
Apple, Inc.	3,844	$357,222
Microsoft Corp.	5,858	244,278
International Business Machines Corp.	1,083	196,316
Oracle Corp.	4,403	178,453
QUALCOMM, Inc.	2,196	173,923
Google, Inc. — Class A*	276	161,369
eBay, Inc.*	2,555	127,903
Texas Instruments, Inc.	2,429	116,082
Automatic Data Processing, Inc.	1,346	106,711
EMC Corp.	3,408	89,767
SanDisk Corp.	854	89,183
Intel Corp.	2,286	70,637
Visa, Inc. — Class A	294	61,949
Intuit, Inc.	684	55,083
Accenture plc — Class A	630	50,929
Facebook, Inc. — Class A*	355	23,888
Total Information Technology		2,103,693

CONSUMER STAPLES - 3.6%
PepsiCo, Inc.	2,054	183,505
Altria Group, Inc.	3,031	127,119
Philip Morris International, Inc.	1,375	115,926
Kraft Foods Group, Inc.	1,751	104,973
Kimberly-Clark Corp.	828	92,090
CVS Caremark Corp.	1,081	81,475
Costco Wholesale Corp.	700	80,612
Kroger Co.	1,572	77,704
Wal-Mart Stores, Inc.	1,013	76,046
General Mills, Inc.	1,437	75,500
Archer-Daniels-Midland Co.	1,669	73,620
Kellogg Co.	753	49,472
Walgreen Co.	635	47,073
Coca-Cola Co.	1,031	43,673
Reynolds American, Inc.	486	29,330
Total Consumer Staples		1,258,118

INDUSTRIALS - 3.3%
Boeing Co.	992	126,212
Lockheed Martin Corp.	654	105,117
Deere & Co.	1,117	101,144
Emerson Electric Co.	1,505	99,872
United Technologies Corp.	788	90,975
CSX Corp.	2,862	88,179
Caterpillar, Inc.	783	85,089
Union Pacific Corp.	807	80,498
Waste Management, Inc.	1,771	79,217
Norfolk Southern Corp.	744	76,654
Delta Air Lines, Inc.	1,533	59,358
Southwest Airlines Co.	1,554	41,740
Honeywell International, Inc.	425	39,504
United Parcel Service, Inc. — Class B	352	36,136
3M Co.	159	22,775
Total Industrials		1,132,470

HEALTH CARE - 3.0%
Express Scripts Holding Co.*	1,618	112,176
Bristol-Myers Squibb Co.	2,194	106,432
Eli Lilly & Co.	1,465	91,079
Becton Dickinson and Co.	717	84,820
AbbVie, Inc.	1,401	79,072
Johnson & Johnson	694	72,606
HCA Holdings, Inc.*	1,275	71,885
Agilent Technologies, Inc.	1,243	71,398
Aetna, Inc.	870	70,539
Cigna Corp.	743	68,334
Stryker Corp.	605	51,014
McKesson Corp.	218	40,594
Amgen, Inc.	303	35,866
Baxter International, Inc.	442	31,957
Gilead Sciences, Inc.*	298	24,707
Actavis plc*	98	21,859
Total Health Care		1,034,338

CONSUMER DISCRETIONARY - 2.1%
Lowe’s Companies, Inc.	2,417	115,992
Target Corp.	1,716	99,442
Comcast Corp. — Class A	1,738	93,296
Macy’s, Inc.	1,385	80,358
Ford Motor Co.	4,501	77,597
Home Depot, Inc.	871	70,516
Walt Disney Co.	382	32,753
DISH Network Corp. — Class A*	434	28,245
Liberty Global plc — Class A*	527	23,304
CBS Corp. — Class B	375	23,302
Discovery Communications, Inc. — Class A*	310	23,027
Amazon.com, Inc.*	70	22,735
Liberty Global plc*	511	21,620
Total Consumer Discretionary		712,187

ENERGY - 1.2%
Kinder Morgan, Inc.	2,420	87,749
Baker Hughes, Inc.	1,084	80,705
Pioneer Natural Resources Co.	329	75,607
EOG Resources, Inc.	539	62,988
Anadarko Petroleum Corp.	447	48,933
Halliburton Co.	448	31,812
Schlumberger Ltd.	213	25,123
Total Energy		412,917

FINANCIALS - 0.4%
Prudential Financial, Inc.	794	70,484
Charles Schwab Corp.	1,679	45,215
Travelers Companies, Inc.	325	30,573
Total Financials		146,272

112 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2014
SERIES Y (STYLEPLUS—LARGE GROWTH SERIES)
	Shares	Value

TELECOMMUNICATION SERVICES - 0.2%
Verizon Communications, Inc.	1,588	$77,701

MATERIALS - 0.1%
International Paper Co.	836	42,193

Total Common Stocks
(Cost $6,372,780)		6,919,889

EXCHANGE TRADED FUNDS†,4 - 5.4%
Guggenheim BulletShares 2016 High Yield Corporate Bond ETF	28,900	792,727
Guggenheim BulletShares 2015 High Yield Corporate Bond ETF	28,800	775,354
Guggenheim BulletShares 2017 High Yield Corporate Bond ETF	11,000	303,600
Total Exchange Traded Funds
(Cost $1,847,419)		1,871,681

MUTUAL FUNDS†,4 - 22.8%
Guggenheim Variable Insurance Strategy Fund III	140,403	3,507,266
Guggenheim Strategy Fund I	100,183	2,499,576
Floating Rate Strategies Fund Institutional Class	26,303	707,542
Macro Opportunities Fund Institutional Class	25,662	698,768
Guggenheim Strategy Fund III	20,021	500,314
Total Mutual Funds
(Cost $7,935,563)		7,913,466

SHORT TERM INVESTMENTS† - 5.0%
Dreyfus Treasury Prime Cash Management Fund	1,722,664	1,722,664
Total Short Term Investments
(Cost $1,722,664)		1,722,664

	Face Amount
ASSET BACKED SECURITIES†† - 25.4%
KKR Financial CLO 2007-1 Ltd.
2007-1A, 2.47% due 05/15/211,2	$500,000	490,399
Goldman Sachs Asset Management CLO plc
2007-1A, 2.98% due 08/01/221,2	500,000	489,600
Brentwood CLO Corp.
2006-1A, 0.50% due 02/01/221,2	234,542	230,625
2006-1A, 1.05% due 02/01/221,2	250,000	227,450
JP Morgan Mortgage Acquisition Trust
2007-CH3, 0.30% due 03/25/371	290,755	285,697
2006-CH2, 0.25% due 10/25/361	151,978	151,519
N-Star REL CDO VIII Ltd.
2006-8A, 0.44% due 02/01/411,2	421,060	399,797
Duane Street CLO IV Ltd.
2007-4A, 0.46% due 11/14/211,2	374,487	368,608
Garrison Funding 2013-2 Ltd.
2013-2A, 2.03% due 09/25/231,2	340,000	337,688
NewStar Commercial Loan Trust
2006-1A, 0.61% due 03/30/221,2	250,000	243,525
2006-1A, 0.50% due 03/30/221,2	91,186	90,520
Argent Securities Incorporated Asset-Backed Pass-Through Certificates Series
2005-W3, 0.49% due 11/25/351	294,175	277,852
DIVCORE CLO Ltd.
2013-1A B, 4.05% due 11/15/32	250,000	250,000
Golub Capital Partners CLO 18 Ltd.
2014-18A, 2.73% due 04/25/261,2	250,000	248,925
H2 Asset Funding Ltd.
2.05% due 03/19/37	250,000	248,850
Race Point V CLO Ltd.
2014-5AR, 3.08% due 12/15/221,2	250,000	248,750
Symphony CLO VII Ltd.
2011-7A, 3.43% due 07/28/211,2	250,000	247,350
Central Park CLO Ltd.
2011-1A, 3.43% due 07/23/221,2	250,000	246,350
Cornerstone CLO Ltd.
2007-1A, 0.45% due 07/15/211,2	250,000	246,000
Cerberus Onshore II CLO LLC
2014-1A, 2.93% due 10/15/231,2	250,000	245,800
ALM VII R-2 Ltd.
2013-7R2A, 2.83% due 04/24/241,2	250,000	245,375
Black Diamond CLO 2005-1 Delaware Corp.
2005-1A, 2.13% due 06/20/171,2	250,000	244,600
GSC Group CDO Fund VIII Ltd.
2007-8A, 0.61% due 04/17/211,2	250,000	241,775
Race Point IV CLO Ltd.
2007-4A, 0.98% due 08/01/211,2	250,000	238,525
Black Diamond CLO 2006-1 Luxembourg S.A.
2007-1A, 0.62% due 04/29/191,2	250,000	233,250
Salus CLO 2012-1 Ltd.
2013-1AN, 2.48% due 03/05/211,2	230,000	229,609
Lehman XS Trust
2007-9, 0.27% due 06/25/371	237,803	210,109
Foothill CLO Ltd.
2007-1A, 0.47% due 02/22/211,2	205,710	202,974
GreenPoint Mortgage Funding Trust
2005-HE4, 0.86% due 07/25/301	200,000	185,887
Aegis Asset Backed Securities Trust
2005-3, 0.62% due 08/25/351	181,656	178,890
Wells Fargo Home Equity Asset-Backed Securities 2006-2 Trust
2006-3, 0.30% due 01/25/371	190,831	174,306
Popular ABS Mortgage Pass-Through Trust
2005-A, 0.58% due 06/25/351	164,624	158,052
Northwoods Capital VII Ltd.
2006-7A, 1.78% due 10/22/211,2	160,000	153,840

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 113

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2014
SERIES Y (STYLEPLUS—LARGE GROWTH SERIES)

	Face Amount	Value

West Coast Funding Ltd.
2006-1A, 0.38% due 11/02/411,2	$109,362	$105,841
ACS 2007-1 Pass Through Trust
2007-1A, 0.46% due 06/14/371,2	106,197	103,011
California Republic Auto Receivables Trust
2013-2, 1.23% due 03/15/19	95,753	96,426
Global Leveraged Capital Credit Opportunity Fund
2006-1A, 0.53% due 12/20/181,2	80,127	79,902
Accredited Mortgage Loan Trust
2007-1, 0.28% due 02/25/371	75,332	71,541
Newcastle CDO IX 1 Ltd.
2007-9A, 0.41% due 05/25/521,2	48,096	48,096
Total Asset Backed Securities
(Cost $8,693,742)		8,777,314

COLLATERALIZED MORTGAGE OBLIGATIONS†† - 5.0%
SRERS-2011 Funding Ltd.
2011-RS, 0.40% due 05/09/461,2	355,388	333,746
Resource Capital Corporation CRE Notes 2013 Ltd.
2013-CRE1, 3.00% due 12/15/281,2	250,000	253,255
Boca Hotel Portfolio Trust
2013-BOCA, 3.20% due 08/15/261,2	250,000	250,714
COMM 2007-FL14 Mortgage Trust
2007-FL14, 0.90% due 06/15/221,2	210,611	207,867
Hilton USA Trust
2013-HLF, 2.90% due 11/05/301,2	200,000	200,880
Wachovia Bank Commercial Mortgage Trust Series
2007-WHL8, 0.23% due 06/15/201,2	171,001	169,914
Banc of America Merrill Lynch Commercial Mortgage, Inc.
2005-6, 6.33% due 09/10/471,2	159,660	163,556
Banc of America Large Loan Trust
2007-BMB1, 1.25% due 08/15/291,2	160,000	159,962
Total Collateralized Mortgage Obligations
(Cost $1,711,269)		1,739,894

SENIOR FLOATING RATE INTERESTS†† - 3.4%
FINANCIALS - 1.4%
National Financial Partners
5.25% due 07/01/20	257,401	258,559
Cunningham Lindsey U.S., Inc.
5.00% due 12/10/19	123,434	122,765
First Data Corp.
4.15% due 03/23/18	100,000	100,125
Total Financials		481,449

INDUSTRIALS - 1.0%
Travelport Holdings Ltd.
6.25% due 06/26/19	207,900	212,473
Thermasys Corp.
5.25% due 05/03/19	127,563	126,925
Total Industrials		339,398

INFORMATION TECHNOLOGY - 0.4%
Blue Coat Systems, Inc.
4.00% due 05/31/19	148,875	148,813

CONSUMER DISCRETIONARY - 0.3%
Sears Holdings Corp.
5.50% due 06/30/18	99,500	100,531

ENERGY - 0.3%
Pacific Drilling
4.50% due 05/18/18	99,000	99,278

Total Senior Floating Rate Interests
(Cost $1,156,221)		1,169,469

CORPORATE BONDS†† - 2.0%
TELECOMMUNICATION SERVICES - 0.5%
Level 3 Financing, Inc.
3.82% due 01/15/181,2	200,000	203,500

FINANCIALS - 0.6%
Icahn Enterprises Limited Partnership / Icahn Enterprises Finance Corp.
3.50% due 03/15/17	200,000	202,250

INDUSTRIALS - 0.4%
International Lease Finance Corp.
2.18% due 06/15/161	140,000	140,875

CONSUMER STAPLES - 0.3%
Harbinger Group, Inc.
7.88% due 07/15/19	100,000	109,375

CONSUMER DISCRETIONARY - 0.2%
Vail Resorts, Inc.
6.50% due 05/01/19	50,000	52,563

Total Corporate Bonds
(Cost $702,176)		708,563

MORTGAGE BACKED SECURITIES†† - 1.6%
HSI Asset Securitization Corporation Trust
2007-WF1, 0.32% due 05/25/371	406,823	377,799
HarborView Mortgage Loan Trust
2006-12, 0.35% due 01/19/381	204,955	176,686
Total Mortgage Backed Securities
(Cost $545,764)		554,485

114 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	June 30, 2014
SERIES Y (STYLEPLUS—LARGE GROWTH SERIES)

	Face Amount	Value

MUNICIPAL BONDS†† - 0.1%

MICHIGAN - 0.1%
Michigan Finance Authority Revenue Notes
4.37% due 08/20/14	$50,000	$50,263

Total Municipal Bonds
(Cost $50,000)		50,263

Total Investments - 90.6%
(Cost $30,737,598)		$31,427,688
Other Assets & Liabilities, net - 9.4%		3,265,434
Total Net Assets - 100.0%		$34,693,122

	Contracts	Unrealized Gain (Loss)

EQUITY FUTURES CONTRACTS PURCHASED†
September 2014 S&P 500 Index Mini Futures Contracts (Aggregate Value of Contracts $585,600)	6	$7,091
September 2014 NASDAQ-100 Index Mini Futures Contracts (Aggregate Value of Contracts $230,520)	3	4,382
(Total Aggregate Value of Contracts $816,120)		$11,473

	Units
OTC EQUITY INDEX SWAP AGREEMENTS††
Bank of America August 2014 Russell 1000 Growth Index Swap, Terminating 08/05/14 3 (Notional Value $27,389,543)	30,068	$(9,986)

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
1	Variable rate security. Rate indicated is rate effective at June 30, 2014.
2	Security is a 144A or Section 4(a)(2) security. The total market value of 144A or Section 4(a)(2) securities is $8,431,579 (cost $8,350,280), or 24.3% of total net assets.
3	Total Return based on Russell 1000 Growth Index +/- financing at a variable rate.
4	Affiliated issuers — See Note 10.
plc — Public Limited Company

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 115

SERIES Y (STYLEPLUS—LARGE GROWTH SERIES)

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
June 30, 2014

Assets:
Investments in unaffiliated issuers, at value (cost $20,954,616)	$21,642,541
Investments in affiliated issuers, at value (cost $9,782,982)	9,785,147
Total investments (cost $30,737,598)	31,427,688
Segregated cash with broker	34,800
Prepaid expenses	1,800
Receivables:
Securities sold	2,549,075
Swap settlement	465,406
Fund shares sold	320,141
Interest	36,164
Dividends	23,264
Variation margin	630
Total assets	34,858,968

Liabilities:
Due to custodian bank	39,015
Unrealized depreciation on swap agreements	9,986
Payable for:
Securities purchased	72,786
Management fees	19,600
Transfer agent/maintenance fees	4,230
Fund shares redeemed	3,602
Fund accounting/administration fees	2,677
Trustees’ fees*	1,171
Miscellaneous	12,779
Total liabilities	165,846
Net assets	$34,693,122

Net assets consist of:
Paid in capital	$29,361,689
Undistributed net investment income	318,556
Accumulated net realized gain on investments	4,321,300
Net unrealized appreciation on investments	691,577
Net assets	$34,693,122
Capital shares outstanding	2,378,323
Net asset value per share	$14.59

STATEMENT OF OPERATIONS (Unaudited)
Period Ended June 30, 2014

Investment Income:
Interest	$198,028
Dividends from securities of unaffiliated issuers	88,795
Dividends from securities of affiliated issuers	81,245
Total investment income	368,068

Expenses:
Management fees	126,183
Transfer agent/maintenance fees	12,400
Fund accounting/administration fees	15,983
Professional fees	12,127
Trustees’ fees*	2,020
Line of credit interest expense	1,520
Custodian fees	748
Miscellaneous	21,219
Total expenses	192,200
Less:
Expenses waived by Advisor	(5,042)
Net expenses	187,158
Net investment income	180,910

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments in unaffiliated issuers	833,166
Investments in affiliated issuers	(6,335)
Swap agreements	1,398,230
Futures contracts	53,527
Net realized gain	2,278,588
Net change in unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers	33,103
Investments in affiliated issuers	35,726
Swap agreements	(9,986)
Futures contracts	(8,422)
Net change in unrealized appreciation (depreciation)	50,421
Net realized and unrealized gain	2,329,009
Net increase in net assets resulting from operations	$2,509,919

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

116 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SERIES Y (STYLEPLUS—LARGE GROWTH SERIES)

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended June 30, 2014 (Unaudited)	Year Ended December 31, 2013
Increase (Decrease) in Net Assets from Operations:
Net investment income	$180,910	$119,708
Net realized gain on investments	2,278,588	10,105,603
Net change in unrealized appreciation (depreciation) on investments	50,421	(1,211,062)
Net increase in net assets resulting from operations	2,509,919	9,014,249

Capital share transactions:
Proceeds from sale of shares	2,757,332	10,465,661
Cost of shares redeemed	(10,991,409)	(15,306,317)
Net decrease from capital share transactions	(8,234,077)	(4,840,656)
Net increase (decrease) in net assets	(5,724,158)	4,173,593

Net assets:
Beginning of period	40,417,280	36,243,687
End of period	$34,693,122	$40,417,280
Undistributed net investment income at end of period	$318,556	$137,646

Capital share activity:
Shares sold	198,021	864,085
Shares redeemed	(810,238)	(1,310,714)
Net decrease in shares	(612,217)	(446,629)

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 117

SERIES Y (STYLEPLUS—LARGE GROWTH SERIES)

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended June 30, 2014a	Year Ended December 31, 2013	Year Ended December 31, 2012	Year Ended December 31, 2011	Year Ended December 31, 2010	Year Ended December 31, 2009
Per Share Data
Net asset value, beginning of period	$13.52	$10.54	$9.52	$9.95	$8.53	$6.40
Income (loss) from investment operations:
Net investment income (loss)b	.07	.04	.07	.02	.08	.03
Net gain (loss) on investments (realized and unrealized)	1.00	2.94	.95	(.45)	1.34	2.10
Total from investment operations	1.07	2.98	1.02	(.43)	1.42	2.13
Net asset value, end of period	$14.59	$13.52	$10.54	$9.52	$9.95	$8.53

Total Returnc	7.91%	28.27%	10.71%	(4.32%)	16.65%	33.28%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$34,693	$40,417	$36,244	$38,130	$43,571	$41,338
Ratios to average net assets:
Net investment income (loss)	1.08%	0.33%	0.63%	0.20%	0.96%	0.37%
Total expensesd	1.14%	1.10%	1.01%	0.98%	0.96%	1.00%
Net expensese	1.11%	1.10%	1.01%	0.98%	0.96%	1.00%
Portfolio turnover rate	44%	247%	187%	153%	182%	151%

a	Unaudited figures for the period ended June 30, 2014. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
b	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
c
Total return does not take into account any of the expenses associated with an investment in variable insurance products. If total return had taken into account these expenses, performance would have been lower. Shares of a series of Guggenheim Variable Funds Trust are available only through the purchase of such products.

d	Does not include expenses of the underlying funds in which the Fund invests.
e	Net expense information reflects the expense ratios after expense waivers.

118 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1. Organization and Significant Accounting Policies

Organization

Guggenheim Variable Funds Trust (the “Trust”), a Delaware statutory trust, is registered with the SEC under the Investment Company Act of 1940 (“1940 Act”), as a non-diversified, open-ended investment company of the series type. Each series, in effect, is representing a separate Fund. The Trust is authorized to issue an unlimited number of shares. The Trust accounts for the assets of each Fund separately. At June 30, 2014, the Trust consisted of fifteen Funds.

This report covers the Series Series A (StylePlus—Large Core Series), Series B (Large Cap Value Series), Series C (Money Market Series), Series D (World Equity Income Series), Series E (Total Return Bond Series), Series F (Floating Rate Strategies Series), Series J (StylePlus—Mid Growth Series), Series M (Macro Opportunities Series), Series N (Managed Asset Allocation Series), Series O (All Cap Value Series), Series P (High Yield Series), Series Q (Small Cap Value Series), Series V (Mid Cap Value Series), Series X (StylePlus—Small Growth Series), and Series Y (StylePlus—Large Growth Series) (the “Funds”).

Guggenheim Investments (“GI”) provides advisory services, and Rydex Fund Services, LLC (“RFS”) provides transfer agent, administrative and accounting services to the Trust. Guggenheim Funds Distributors, LLC (“GFD”) acts as principal underwriter for the Trust. GI, RFS and GFD are affiliated entities.

Significant Accounting Policies

The following significant accounting policies are in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) and are consistently followed by the Trust. This requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates. All time references are based on Eastern Time.

The net asset value per share (“NAV”) of a fund is calculated by dividing the market value of the fund’s securities, and other assets, less all liabilities, by the number of outstanding shares of the fund.

A. The Board of Trustees of the Trust (the “Board”) has adopted policies and procedures for the valuation of the Trust’s investments (the “Valuation Procedures”). Pursuant to the Valuation Procedures, the Board has delegated to a valuation committee, consisting of representatives from Guggenheim’s investment management, fund administration, legal and compliance departments (the “Valuation Committee”), the day-to-day responsibility for implementing the Valuation Procedures, including, under most circumstances, the responsibility for determining the fair value of the Fund’s securities or other assets.

Valuations of the Trust’s securities are supplied primarily by pricing services appointed pursuant to the processes set forth in the Valuation Procedures. The Valuation Committee convenes monthly, or more frequently as needed and reviews the valuation of all assets which have been fair valued for reasonableness. The Fund’s officers, through the Valuation Committee and consistent with the monitoring and review responsibilities set forth in the Valuation Procedures, regularly review procedures used by, and valuations provided by, the pricing services.

Equity securities listed on an exchange (New York Stock Exchange (“NYSE”) or American Stock Exchange) are valued at the last quoted sales price as of the close of business on the NYSE, usually 4:00 p.m. on the valuation date. Equity securities listed on the NASDAQ market system are valued at the NASDAQ Official Closing Price on the valuation date, which may not necessarily represent the last sale price. If there has been no sale on such exchange or NASDAQ on a given day, the security is valued at the closing bid price on that day.

Generally, trading in foreign securities markets is substantially completed each day at various times prior to the close of the NYSE. The values of foreign securities are determined as of the close of such foreign markets or the close of the NYSE, if earlier. All investments quoted in foreign currency are valued in U.S. dollars on the basis of the foreign currency exchange rates prevailing at the close of business. Investments in foreign securities may involve risks not present in domestic investments. The Valuation Committee will determine the current value of such foreign securities by taking into consideration certain factors which may include those discussed above, as well as the following factors, among others: the value of the securities traded on other foreign markets, ADR trading, closed-end fund trading, foreign currency exchange activity, and the trading prices of financial products that are tied to foreign securities such as World Equity Benchmark Securities. In addition, under the Valuation Procedures the Valuation Committee and GI are authorized to use prices and other information supplied by a third party pricing vendor in valuing foreign securities.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 119

NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

Open-end investment companies (“Mutual Funds”) are valued at their NAV as of the close of business, on the valuation date. Exchange-traded funds (“ETFs”) and closed-end investment companies (“CEFs”) are valued at the last quoted sales price.

Debt securities with a maturity of greater than 60 days at acquisition are valued at prices that reflect broker/dealer supplied valuations or are obtained from independent pricing services, which may consider the trade activity, treasury spreads, yields or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Short-term debt securities with a maturity of 60 days or less at acquisition are valued at amortized cost, which approximates market value.

Typically loans are valued using information provided by an independent third party pricing service which uses broker quotes in a non-active market. If the pricing service cannot or does not provide a valuation for a particular loan, or such valuation is deemed unreliable, such loan is fair valued by the Valuation Committee.

Listed options are valued at the Official Settlement Price listed by the exchange, usually as of 4:00 p.m. Long options are valued using the bid price and short options are valued using the ask price. In the event that a settlement price is not available, fair valuation is enacted. Over-the-counter options are valued using the average bid price (for long options), or average ask price (for short options) obtained from one or more security dealers.

The value of futures contracts is accounted for using the unrealized gain or loss on the contracts that is determined by marking the contracts to their current realized settlement prices. Financial futures contracts are valued at the 4:00 p.m. price on the valuation date. In the event that the exchange for a specific futures contract closes earlier than 4:00 p.m., the futures contract is valued at the Official Settlement Price of the exchange. However, the underlying securities from which the futures contract value is derived are monitored until 4:00 p.m. to determine if fair valuation would provide a more accurate valuation.

The value of OTC swap agreements entered into by a Fund is accounted for using the unrealized gain or loss on the agreements that is determined by marking the agreements to the last quoted value of the index that the swap pertains to at the close of the NYSE. The swap’s value is then adjusted to include dividends accrued, and financing charges and/or interest associated with the swap agreements.

The value of interest rate swap agreements entered into by a Fund are accounted for using the unrealized gain or loss on the agreements that is determined using the spread priced off the previous day’s CME price.

The value of a forward foreign currency exchange contract is adjusted daily based on the applicable exchange rate of the underlying currency.

Investments for which market quotations are not readily available are fair valued as determined in good faith by GI, subject to review and approval by the Valuation Committee, pursuant to methods established or ratified by the Board. Valuations in accordance with these methods are intended to reflect each security’s (or asset’s) “fair value.” Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to: (i) the type of security, (ii) the initial cost of the security, (iii) the existence of any contractual restrictions on the security’s disposition, (iv) the price and extent of public trading in similar securities of the issuer or of comparable companies, (v) quotations or evaluated prices from broker-dealers and/or pricing services, (vi) information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange traded securities), (vii) an analysis of the company’s financial statements, and (viii) an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold (e.g. the existence of pending merger activity, public offerings or tender offers that might affect the value of the security).

In connection with futures contracts and options thereupon, and other derivative investments, obtaining information as to how (a) these contracts and other derivative investments trade in the futures or other derivative markets, respectively, and (b) the securities underlying these contracts and other derivative investments trade in the cash market.

B. Senior loans in which the Funds invest generally pay interest rates which are periodically adjusted by reference to a base short-term, floating rate plus a premium. These base lending rates are generally (I) the lending rate offered by one or more major European banks, such as the London Inter-Bank Offered Rate (LIBOR), (ii) the prime rate offered by one or more major United States banks, or (iii) the bank’s certificate of deposit rate. Senior floating rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy. As a result, the actual remaining maturity

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may be substantially less than the stated maturities shown. The interest rate indicated is the rate in effect at June 30, 2014.

C. The Funds may purchase and sell interests in securities on a when-issued and delayed delivery basis, with payment and delivery scheduled for a future date. No income accrues to the Fund on such interests or securities in connection with such transactions prior to the date the Funds actually take delivery of such interests or securities. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Funds will generally purchase these securities with the intention of acquiring such securities, they may sell such securities before the settlement date.

Fees, if any, paid to brokers to borrow securities in connection with short sales are recorded as interest expense. In addition, the Fund must pay out the dividend rate of the equity or coupon rate of the obligation to the lender and record this as an expense. Short dividend or interest expense is a cost associated with the investment objective of short sales transactions, rather than an operational cost associated with the day-to-day management of any mutual fund. The Funds may also receive rebate income from the broker resulting from the investment of the proceeds from securities sold short.

D. Upon the purchase of an option, the premium paid is recorded as an investment, the value of which is marked-to-market daily. If a purchased option expires, the Fund realizes a loss in the amount of the cost of the option. When the Fund enters into a closing sale transaction, it realizes a gain or loss depending on whether the proceeds from the closing sale transaction are greater or less than the cost of the option. If the Fund exercises a put option, it realizes a gain or loss from the sale of the underlying security and the proceeds from such sale will be decreased by the premium originally paid. When the Fund exercises a call option, the cost of the security purchased by the Fund upon exercise increases by the premium originally paid.

When the Fund writes (sells) an option, an amount equal to the premium received is entered in that Fund’s accounting records as an asset and equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current value of the option written. When a written option expires, or if the Fund enters into a closing purchase transaction, it realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was sold).

E. Upon entering into a futures contract, a Fund deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is affected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

F. Swap agreements are marked-to-market daily and the change, if any, is recorded as unrealized gain or loss. Payments received or made as a result of an agreement or termination of the agreement are recognized as realized gains or losses.

G. Forward foreign currency exchange contracts are valued daily based on the applicable exchange rate of the underlying currency. The change in value of the contract is recorded as unrealized appreciation or depreciation until the forward foreign currency contract is closed. When the forward foreign currency contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time the contract was opened and the value at the time it was closed.

H. Security transactions are recorded on the trade date for financial reporting purposes. Realized gains and losses from securities transactions are recorded using the identified cost basis. Proceeds from lawsuits related to investment holdings are recorded as realized gains in the respective Fund. Dividend income is recorded on the ex-dividend date, net of applicable taxes withheld by foreign countries. Taxable non-cash dividends are recorded as dividend income. Interest income, including amortization of premiums and accretion of discounts, is accrued on a daily basis. Distributions received from investments in REITs are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distribution by the issuer.

I. Distributions of net investment income and net realized gains, if any, are declared and paid at least annually. Dividends are reinvested in additional shares unless shareholders request payment in cash. Distributions are recorded on the ex-dividend date and are determined in accordance with income tax regulations which may differ from U.S. GAAP.

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NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

J. Expenses directly attributable to a Fund are charged directly to the Fund. Other expenses common to various funds within the fund complex are generally allocated amongst such funds on the basis of average net assets.

K. Under the fee arrangement with the custodian, the Funds may earn credits based on overnight custody cash balances. These credits are utilized to reduce related custodial expenses. The custodian fees disclosed in the Statement of Operations are before the reduction in expense from the related earnings credits, if any. For the year ended June 30, 2014, there were no earnings credits received.

The Funds may leave cash overnight in their cash account with the custodian. Periodically, a Fund may have cash due to the custodian bank as an overdraft balance. A fee is incurred on this overdraft, calculated by multiplying the overdraft by a rate based on the federal funds rate.

L. The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities initially expressed in foreign currencies are converted into U.S. dollars at prevailing exchange rates. Purchases and sales of investment securities, dividend and interest income, and certain expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Funds. Foreign investments may also subject the Funds to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which could affect the market and/or credit risk of the investments.

The Funds do not isolate that portion of the results of operations resulting from changes in the foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Reported net realized foreign exchange gains and losses arise from sales of foreign currencies and currency gains or losses realized between the trade and settlement dates on investment transactions. Net unrealized exchange gains and losses arise from changes in the fair values of assets and liabilities other than investments in securities at the fiscal period end, resulting from changes in exchange rates.

M. Under the Funds’ organizational documents, its Trustees and Officers are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, throughout the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds and/or their affiliates that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

2. Financial Instruments

As part of their investment strategy, the Funds utilize a variety of derivative instruments. These investments involve, to varying degrees, elements of market risk and risks in excess of the amounts recognized in the Statements of Assets and Liabilities.

An option on a security gives the purchaser of the option the right to sell, and the writer of the option the obligation to buy, the underlying security (put option) or the purchaser of the option the right to buy, and the writer of the option the obligation to sell, the underlying security (call option) at any time during the option period. The risk associated with purchasing options is limited to the premium originally paid. The risk in writing a call option is that a Fund may incur a loss if the market price of the underlying security increases and the option is exercised. The risk in writing a put option is that a Fund may incur a loss if the market price of the underlying security decreases and the option is exercised. In addition, there may be an imperfect correlation between the movement in prices of options and the underlying securities and a Fund may not be able to enter into a closing transaction because of an illiquid secondary market or, for over-the-counter options, because of the counterparty’s inability to perform.

A futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities or other instruments at a set price for delivery at a future date. There are significant risks associated with a Fund’s use of futures contracts and related options, including (i) there may be an imperfect or no correlation between the changes in market value of the underlying asset and the prices of futures contracts; (ii) there may not be a liquid secondary market for a futures contract; (iii) trading restrictions or limitations may be imposed by an exchange; and (iv) government regulations may restrict trading in futures contracts. When investing in futures, there is minimal counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded

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NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

futures, guarantees against default. Cash deposits are shown as restricted cash on the Statement of Assets and Liabilities; securities held as collateral are noted on the Schedule of Investments.

A swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices or rates for a specified amount of an underlying asset. A Fund utilizing OTC swaps bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. For Funds utilizing interest rate swaps, the exchange bears the risk of loss. Additionally, there is no guarantee that a Fund or an underlying fund could eliminate its exposure under an outstanding swap agreement by entering into an offsetting swap agreement with the same or another party.

A forward foreign currency exchange contract is an agreement between two parties to exchange two designated currencies at a specific time in the future. The contracts can be used to hedge or manage exposure to foreign currency risks with portfolio investments or to gain exposure to foreign currencies.

StylePlus—Large Core Series, Total Return Bond Series, StylePlus—Mid Growth Series, Macro Opportunities Series, Managed Asset Allocation Series, StylePlus—Small Growth Series and StylePlus—Large Growth Series utilized derivative instruments to achieve leveraged exposure. Since these Funds’ investment strategy involves consistently applied leverage, the value of the Fund’s shares will tend to increase or decrease more than the value of any increase or decrease in the underlying index. In addition, as investment in derivative instruments generally requires a small investment relative to the amount of investment exposure assumed, this creates an opportunity for increased net income but, at the same time, additional leverage risk. The Funds’ use of leverage, through borrowings or instruments such as derivatives, may cause the Funds to be more volatile and riskier than if they had not been leveraged.

In conjunction with the use of derivative instruments, the Funds are required to maintain collateral in various forms. The Funds use, where appropriate, depending on the financial instrument utilized and the broker involved, margin deposits at the broker, cash and/or securities segregated at the custodian bank, discount notes, or the repurchase agreements allocated to each Fund.

The Trust has established counterparty credit guidelines and enters into transactions only with financial institutions of investment grade or better. The Trust monitors the counterparty credit risk.

3. Fees and Other Transactions with Affiliates

Under the terms of an investment advisory contract, the Funds pay GI investment advisory fees calculated at the annualized rates below, based on the average daily net assets of the Funds:

Fund	Management Fees (as a % of Net Assets)
Series A (StylePlus—Large Core Series)	0.75%
Series B (Large Cap Value Series)	0.65%
Series C (Money Market Series)	0.50%
Series D (World Equity Income Series)	0.70%
Series E (Total Return Bond Series)	0.75%
Series F (Floating Rate Strategies Series)	0.65%
Series J (StylePlus—Mid Growth Series)	0.75%
Series M (Macro Opportunities Series)	0.89%
Series N (Managed Asset Allocation Series)	0.65%
Series O (All Cap Value Series)	0.70%
Series P (High Yield Series)	0.75%
Series Q (Small Cap Value Series)	0.95%
Series V (Mid Cap Value Series)	0.75%
Series X (StylePlus—Small Growth Series)	0.85%
Series Y (StylePlus—Large Growth Series)	0.75%

RFS also acts as the administrative agent for the Funds, and as such performs administrative functions and the bookkeeping, accounting and pricing functions for each Fund. For these services, RFS receives the following:

Fund	Fund Accounting/ Administrative Fees (as a % of Net Assets)*
Series A (StylePlus—Large Core Series)	0.095%
Series B (Large Cap Value Series)	0.095%
Series C (Money Market Series)	0.095%
Series D (World Equity Income Series)	0.150%
Series E (Total Return Bond Series)	0.095%
Series F (Floating Rate Strategies Series)	0.095%
Series J (StylePlus—Mid Growth Series)	0.095%
Series M (Macro Opportunities Series)	0.095%
Series N (Managed Asset Allocation Series)	0.150%
Series O (All Cap Value Series)	0.095%
Series P (High Yield Series)	0.095%
Series Q (Small Cap Value Series)	0.095%
Series V (Mid Cap Value Series)	0.095%
Series X (StylePlus—Small Growth Series)	0.095%
Series Y (StylePlus—Large Growth Series)	0.095%

*	The minimum annual charge for administrative fees is $25,000 for Series A, B, C, E, F, J, M, O, P, Q, V, X and Y and $60,000 for Series D and N.

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NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

RFS is paid the following for providing transfer agent services to the Funds:

Annual charge per account	$5.00 – $8.00
Transaction fee	$0.60 – $1.10
Minimum annual charge per Fund†	$25,000
Certain out-of-pocket charges	Varies

†	Not subject to Fund during first twelve months of operations.

RFS engages external service providers to perform other necessary services for the Trust, such as audit and accounting related services, legal services, custody, printing and mailing, etc., on a pass-through basis. Such expenses are allocated to various Funds within the complex based on relative net assets.

Series F and Series M have adopted a Distribution and Shareholder Services Plan pursuant to Rule 12b-1 under the 1940 Act that allows those Funds to pay distribution and shareholder services fees to GFD. The Funds will pay distribution and shareholder services fees to GFD at an annual rate not to exceed 0.25% of average daily net assets. GFD may, in turn, pay all or a portion of the proceeds from the distribution and shareholder services fees to insurance companies or their affiliates and qualified plan administrators (“intermediaries”) for services they provide on behalf of the Funds to current and prospective variable contract owners and qualified plan participants that invest in the Funds through the intermediaries.

The investment advisory contracts for the following Funds provide that the total expenses be limited to a percentage of average net assets for the Funds, exclusive of brokerage costs, dividends on securities sold short, expenses of other investment companies in which a Fund invests, interest, taxes, litigation, indemnification and extraordinary expenses. The limits are listed below:

	Limit	Effective Date	Contract End Date
Series C (Money Market Series)	0.50%	08/22/12	05/01/15
Series E (Total Return Bond Series)	0.81%	11/30/12	05/01/15
Series F (Floating Rate Strategies Series)	1.15%	04/22/13	05/01/15
Series M (Macro Opportunities Series)	1.45%	04/22/13	05/01/15
Series O (All Cap Value Series)	1.00%	11/30/12	05/01/15

GI is entitled to reimbursement by the Funds for fees waived or expenses reimbursed during any of the previous 36 months, beginning on the date of the expense limitation agreement, if on any day the estimated operating expenses are less than the indicated percentages. At June 30, 2014, the amount of fees waived or expenses reimbursed that are subject to recoupment are presented in the following table:

Fund	Expires 2014	Expires 2015	Expires 2016	Expires 2017	Fund Total
Series C (Money Market Series)	$—	$—	$54,066	$78,887	$132,953
Series E (Total Return Bond Series)	56,994	154,822	208,040	88,424	508,280
Series F (Floating Rate Strategies Series)	—	—	48,535	17,133	65,668
Series M (Macro Opportunities Series)	—	—	55,226	19,027	74,253

For the period ended June 30, 2014, no amounts were recouped by GI.

If a Fund invests in an affiliated fund, the investing Fund’s Adviser will determine whether to waive fees at the investing Fund level. Fee waivers will be calculated at the investing Fund level without regard to any expense cap in effect for the investing Fund.

Certain trustees and officers of the Trust are also officers of GI, RFS and GFD.

At June 30, 2014, GI and its subsidiaries owned over twenty percent of the outstanding shares of the Funds, as follows:

Fund	Percent of outstanding shares owned
Series A (StylePlus—Large Core Series)	100%
Series B (Large Cap Value Series)	100%
Series C (Money Market Series)	100%
Series D (World Equity Income Series)	99%
Series E (Total Return Bond Series)	95%
Series F (Floating Rate Strategies Series)	54%
Series J (StylePlus—Mid Growth Series)	99%
Series M (Macro Opportunities Series)	91%
Series N (Managed Asset Allocation Series)	99%
Series O (All Cap Value Series)	99%
Series P (High Yield Series)	90%
Series Q (Small Cap Value Series)	96%
Series V (Mid Cap Value Series)	98%
Series X (StylePlus—Small Growth Series)	98%
Series Y (StylePlus—Large Growth Series)	97%

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NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

4. Fair Value Measurement

In accordance with U.S. GAAP, fair value is defined as the price that the Funds would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. U.S. GAAP establishes a three-tier fair value hierarchy based on the types of inputs used to value assets and liabilities and requires corresponding disclosure. The hierarchy and the corresponding inputs are summarized below:

Level 1 —	quoted prices in active markets for identical assets or liabilities.

Level 2 —	significant other observable inputs (for example quoted prices for securities that are similar based on characteristics such as interest rates, prepayment speeds, credit risk, etc.).

Level 3 —	significant unobservable inputs based on the best information available under the circumstances, to the extent observable inputs are not available, which may include assumptions.

The types of inputs available depend on a variety of factors, such as the type of security and the characteristics of the markets in which it trades, if any. Fair valuation determinations that rely on fewer or no observable inputs require greater judgment. Accordingly, fair value determinations for Level 3 securities require the greatest amount of judgment.

The following table summarizes the inputs used to value the Funds’ net assets at June 30, 2014:

	Level 1 Investments In Securities	Level 1 Other Financial Instruments*	Level 2 Investments In Securities	Level 2 Other Financial Instruments*	Level 3 Investments In Securities	Total
Assets
Series A (StylePlus—Large Core Series)	$132,771,553	$17,727	$82,080,228	$—	$—	$214,869,508
Series B (Large Cap Value Series)	286,886,798	—	—	—	—	286,886,798
Series C (Money Market Series)	23,833,805	—	43,357,043	—	—	67,190,848
Series D (World Equity Income Series)	199,496,089	—	—	—	—	199,496,089
Series E (Total Return Bond Series)	4,530,189	—	85,672,614	402,705	11,445,322	102,050,830
Series F (Floating Rate Strategies Series)	4,980,335	—	46,228,165	—	912,164	52,120,664
Series J (StylePlus—Mid Growth Series)	93,750,185	35,747	55,140,512	—	—	148,926,444
Series M (Macro Opportunities Series)	3,474,860	35,490	25,107,111	67,655	2,824,278	31,509,394
Series N (Managed Asset Allocation Series)	61,209,020	164,570	—	2,665	—	61,376,255
Series O (All Cap Value Series)	161,348,236	—	—	—	—	161,348,236
Series P (High Yield Series)	9,904,359	—	141,579,055	—	2,652,768	154,136,182
Series Q (Small Cap Value Series)	133,191,303	—	592,500	—	6,779	133,790,582
Series V (Mid Cap Value Series)	300,915,689	—	1,431,875	—	17,918	302,365,482
Series X (StylePlus—Small Growth Series)	19,166,387	6,294	14,525,009	—	—	33,697,690
Series Y (StylePlus—Large Growth Series)	18,427,700	11,473	12,999,988	—	—	31,439,161

Liabilities
Series E (Total Return Bond Series)	$—	$—	$—	$38,263	$—	$38,263
Series M (Macro Opportunities Series)	—	10,920	—	60,436	—	71,356
Series N (Managed Asset Allocation Series)	—	7,782	—	13,249	—	21,031
Series P (High Yield Series)	—	—	—	47,321	—	47,321
Series X (StylePlus—Small Growth Series)	—	—	—	30	—	30
Series Y (StylePlus—Large Growth Series)	—	—	—	9,986	—	9,986

*	Other financial instruments may include written options, forward foreign currency exchange contracts, futures contracts and/or swaps, which are reported as unrealized gain/loss at period end.

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NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

Independent pricing services are used to value a majority of the Funds’ investments. When values are not available from a pricing service, they will be determined under the valuation policies that have been reviewed and approved by the Board of Trustees. In any event, values are determined using a variety of sources and techniques, including: market prices; broker quotes; and models which derive prices based on inputs such as prices of securities with comparable maturities and characteristics or based on inputs such as anticipated cash flows or collateral, spread over Treasuries, and other information and analysis.

Indicative quotes from broker-dealers, adjusted for fluctuations in criteria such as credit spreads and interest rates, may be also used to value the Funds’ assets and liabilities, i.e. prices provided by a broker-dealer or other market participant who has not committed to trade at that price. Although Indicative quotes are typically received from established market participants, the Funds may not have the transparency to view the underlying inputs which support the market quotations. Significant changes in an indicative quote would generally result in significant changes in the fair value of the security.

Certain fixed income securities are valued by obtaining a monthly indicative quote from a broker-dealer, adjusted for fluctuations in criteria such as credit spreads and interest rates. The Funds’ fair valuation guidelines were recently revised to transition such monthly indicative quoted securities from Level 2 to Level 3.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The suitability of the techniques and sources employed to determine fair valuation are regularly monitored and subject to change.

The following is a summary of significant unobservable inputs used in the fair valuation of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Fund	Category and Subcategory	Ending Balance at 06/30/14	Valuation Technique	Unobservable Inputs
	Investments, at value
Series E (Total Return Bond Series)	Asset-Backed Securities	$7,907,605	Option Adjusted Spread off the month end broker mark over the 3 month LIBOR	Indicative Quote
	Corporate Bonds	1,339,582	Option Adjusted Spread off the month end broker mark over the 3 month LIBOR	Indicative Quote
		202,320	Option Adjusted Spread off the trade price over the 3 month LIBOR	Trade Price
	Total Corporate Bonds	1,541,902
	Senior Floating Rate Interests	1,109,833	Option Adjusted Spread off the month end broker mark over the 3 month LIBOR	Indicative Quote
	Preferred Stock	661,680	Option Adjusted Spread off the month end broker mark over the 3 month LIBOR	Trade Price
	Collateralized Mortgage Obligation	224,302	Option Adjusted Spread off the month end broker mark over the 3 month LIBOR	Indicative Quote

Series F (Floating Rate Strategies Series)	Asset-Backed Securities	767,376	Option Adjusted Spread off the month end broker mark over the 3 month LIBOR	Indicative Quote
	Senior Floating Rate Interests	144,788	Monthly Model Priced	Indicative Quote

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NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

Fund	Category and Subcategory	Ending Balance at 06/30/14	Valuation Technique	Unobservable Inputs
Series M (Macro Opportunities Series)	Asset-Backed Securities	$1,312,347	Option Adjusted Spread off the month end broker mark over the 3 month LIBOR	Indicative Quote
	Senior Floating Rate Interests	960,963	Option Adjusted Spread off the month end broker mark over the 3 month LIBOR	Indicative Quote
		348,438	Monthly Model Priced	Indicative Quote
	Total Senior Floating Rate Interests	1,309,401
	Corporate Bonds	101,370	Option Adjusted Spread off the month end broker mark over the 3 month LIBOR	Indicative Quote
		101,160	Option Adjusted Spread off the trade price over the 3 month LIBOR	Trade Price
	Total Corporate Bonds	202,530

Series P (High Yield Series)	Senior Floating Rate Interests	2,075,275	Monthly Model Priced	Indicative Quote
	Corporate Bonds	577,440	Option Adjusted Spread off the month end broker mark over the 3 month LIBOR	Indicative Quote

Any remaining Level 3 securities held by the Funds and excluded from the tables above, were not considered material to the Funds.

Summary of Fair Value Level 3 Activity

Following is a reconciliation of Level 3 assets and liabilities for which significant unobservable inputs were used to determine fair value for the period ended June 30, 2014:

LEVEL 3 – Fair value measurement using significant unobservable inputs

Total
Series E (Total return Bond Series)
Assets:
Beginning Balance	$—
Purchases	4,104,214
Sales	(424,761)
Total change in unrealized gains or losses included in earnings	356,795
Transfers into Level 3	7,409,074
Ending Balance	$11,445,322

Series F (Floating Rate Strategies Series)
Assets:
Beginning Balance	$148,500
Sales	(19,317)
Total change in unrealized gains or losses included in earnings	498,923
Transfers into Level 3	284,058
Ending Balance	$912,164

Series M (Macro Opportunities Series)
Assets:
Beginning Balance	$—
Purchases	2,960,600
Sales	(875,999)
Total realized gains or losses included in earnings	(358)
Total change in unrealized gains or losses included in earnings	52,074
Transfers into Level 3	687,960
Ending Balance	$2,824,278

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NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

Total
Series P (High Yield Series)
Assets:
Beginning Balance	$1,700,558
Purchases	563,351
Sales	(17,500)
Total change in unrealized gains or losses included in earnings	14,364
Transfers into Level 3	392,000
Transfers out of Level 3	(5)
Ending Balance	$2,652,768

Series Q (Small Cap Value Series)
Assets:
Beginning Balance	$9,879
Total change in unrealized gains or losses included in earnings	(3,100)
Ending Balance	$6,779

Series V (Mid Cap Value Series)
Assets:
Beginning Balance	$26,110
Total change in unrealized gains or losses included in earnings	(8,193)
Transfers into Level 3	1
Ending Balance	$17,918

5. Derivative Investment Holdings Categorized by Risk Exposure

U.S. GAAP requires disclosures to enable investors to better understand how and why the Funds use derivative instruments, how these derivative instruments are accounted for and their effects on the Funds’ financial position and results of operations.

The following Funds utilized derivatives for the following purposes:

Fund	Index Exposure	Income	Duration	Speculation
Series A (StylePlus-Large Core Series)	x
Series E (Total Return Bond Series)	x	x	x	x
Series J (StylePlus-Mid Growth Series)	x
Series M (Macro Opportunities Series)	x	x	x	x
Series N (Managed Asset Allocation Series)	x			x
Series X (StylePlus-Small Growth Series)	x
Series Y (StylePlus-Large Growth Series)	x

The following table represents the notional amount of derivative instruments outstanding as an approximate percentage of the Funds’ net assets on a daily basis.

	Approximate percentage of Fund’s net assets on a daily basis
Fund	Long	Short
Series A (StylePlus—Large Core Series)	80%	—
Series E (Total Return Bond Series)	10%	—
Series J (StylePlus—Mid Growth Series)	80%	—
Series M (Macro Opportunities Series)	10%	10%
Series N (Managed Asset Allocation Series)	50%	—*
Series X (StylePlus—Small Growth Series)	80%	—
Series Y (StylePlus—Large Growth Series)	80%	—

*	Less than 5%.

128 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

The following is a summary of the location of derivative investments on the Funds’ Statements of Assets and Liabilities as of June 30, 2014:

Derivative Investment Type	Asset Derivatives	Liability Derivatives
Equity/Currency/Interest Rate contracts	Variation margin	Options written, at value
	Unrealized appreciation on swap agreements	Unrealized depreciation on swap agreements
	Unrealized appreciation on forward	Unrealized depreciation on forward
	foreign currency exchange contracts	foreign currency exchange contracts

The following table sets forth the fair value of the Funds’ derivative investments categorized by primary risk exposure at June 30, 2014:

Asset Derivative Investments Value
Fund	Futures Equity Contracts*	Swaps Equity Contracts	Futures Currency Contracts*	Futures Interest Rate Contracts*	Swaps Interest Rate Contracts	Options Written Equity Contracts	Options Purchased Equity Contracts	Total Value at June 30, 2014
Series A (StylePlus—Large Core Series)	$17,727	$—	$—	$—	$—	$—	$—	$17,727
Series E (Total Return Bond Series)	—	—	—	—	281,870	—	120,835	402,705
Series J (StylePlus—Mid Growth Series)	35,747	—	—	—	—	—	—	35,747
Series M (Macro Opportunities Series)	—	55,955	—	—	11,700	—	35,490	103,145
Series N (Managed Asset Allocation Series)	151,242	—	9,105	6,888	—	—	—	167,235
Series X (StylePlus—Small Growth Series)	6,294	—	—	—	—	—	—	6,294
Series Y (StylePlus—Large Growth Series)	11,473	—	—	—	—	—	—	11,473

Liability Derivative Investments Value
Fund	Futures Equity Contracts*	Swaps Equity Contracts	Futures Currency Contracts*	Futures Interest Rate Contracts*	Swaps Currency Contracts	Swaps Interest Rate Contracts	Forward Foreign Currency Exchange Contracts	Options Written Equity Contracts	Options Purchased Equity Contracts	Total Value at June 30, 2014
Series E (Total Return Bond Series)	$—	$—	$—	$—	$—	$—	$1,083	$37,180	$—	$38,263
Series M (Macro Opportunities Series)	—	—	—	—	10,961	43,142	6,333	10,920	—	71,356
Series N (Managed Asset Allocation Series)	13,249	—	4,469	3,313	—	—	—	—	—	21,031
Series P (High Yield Series)	—	—	—	—	—	—	47,321	—	—	47,321
Series X (StylePlus—Small Growth Series)	—	30	—	—	—	—	—	—	—	30
Series Y (StylePlus—Large Growth Series)	—	9,986	—	—	—	—	—	—	—	9,986

*
Includes cumulative appreciation (depreciation) of futures contracts as reported on the Schedules of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 129

NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

The following is a summary of the location of derivative investments on the Funds’ Statements of Operations for the period ended June 30, 2014:

Derivative Investment Type	Location of Gain (Loss) on Derivatives
Equity/Currency/Interest Rate contracts
Net realized gain (loss) on forward foreign currency exchange contracts
Net change in unrealized appreciation (depreciation) on forward foreign currency exchange contracts
Net realized gain (loss) on futures contracts
Net change in unrealized appreciation (depreciation) on futures contracts
Net realized gain (loss) on options purchased
Net change in unrealized appreciation (depreciation) on options purchased
Net realized gain (loss) on options written
Net change in unrealized appreciation (depreciation) on options written

Net realized gain (loss) on swap agreements
Net change in unrealized appreciation (depreciation) on swap agreements

The following is a summary of the Funds’ realized gain (loss) and change in unrealized appreciation (depreciation) on derivative investments recognized on the Statements of Operations categorized by primary risk exposure for the period ended June 30, 2014:

Realized Gain (Loss) on Derivative Investments Recognized on the Statements of Operations
Fund	Futures Equity Contracts	Swaps Equity Contracts	Futures Currency Contracts	Futures Interest Rate Contracts	Swaps Interest Rate Contracts	Swaps Currency Contracts	Forward Foreign Currency Exchange Contracts	Options Written Equity Contracts	Options Purchased Equity Contracts	Total
Series A (StylePlus—Large Core Series)	$175,970	$11,272,552	$—	$—	$—	$—	$—	$—	$—	$11,448,522
Series E (Total Return Bond Series)	—	—	—	—	339,606	—	(801)	—	—	338,805
Series J (StylePlus—Mid Growth Series)	80,997	7,032,057	—	—	—	—	—	—	—	7,113,054
Series M (Macro Opportunities Series)	—	142,401	—	—	(12,374)	6,746	15,228	4,520	(77,230)	79,291
Series N (Managed Asset Allocation Series)	1,334,273	—	26,899	190,317	—	—	—	—	—	1,551,489
Series O (All Cap Value Series)	—	—	—	—	—	—	—	29,068	—	29,068
Series P (High Yield Series)	—	—	—	—	—	—	30,367	—	—	30,367
Series Q (Small Cap Value Series)	—	—	—	—	—	—	—	160,273	—	160,273
Series V (Mid Cap Value Series)	—	—	—	—	—	—	—	227,815	—	227,815
Series X (StylePlus—Small Growth Series)	30,034	613,916	—	—	—	—	—	—	—	643,950
Series Y (StylePlus—Large Growth Series)	53,527	1,398,230	—	—	—	—	—	—	—	1,451,757

130 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

Change in Unrealized Appreciation (Depreciation) on Derivative Investments Recognized on the Statements of Operations
Fund	Futures Equity Contracts	Swaps Equity Contracts	Swaps Currency Contracts	Futures Currency Contracts	Futures Interest Rate Contracts	Swaps Interest Rate Contracts	Forward Foreign Currency Exchange Contracts	Options Written Equity Contracts	Options Purchased Equity Contracts	Total
Series A (StylePlus—Large Core Series)	$17,727	$—	$—	$—	$—	$—	$—	$—	$—	$17,727
Series E (Total Return Bond Series)	—	—	—	—	—	198,170	(1,083)	(11,154)	5,577	291,628
Series J (StylePlus—Mid Growth Series)	6,144	—	—	—	—	—	—	—	—	6,144
Series M (Macro Opportunities Series)	—	(38,347)	(12,539)	—	—	(26,647)	(6,333)	(6,123)	27,022	(62,967)
Series N (Managed Asset Allocation Series)	(573,165)	—	—	5,020	170,092	—	—	—	—	(398,053)
Series O (All Cap Value Series)	—	—	—	—	—	—	—	(26,058)	—	(26,058)
Series P (High Yield Series)	—	—	—	—	—	—	(39,359)	—	—	(39,359)
Series Q (Small Cap Value Series)	—	—	—	—	—	—	—	(62,843)	—	(62,843)
Series V (Mid Cap Value Series)	—	—	—	—	—	—	—	(140,750)	—	(140,750)
Series X (StylePlus—Small Growth Series)	(9,467)	(30)	—	—	—	—	—	—	—	(9,497)
Series Y (StylePlus—Large Growth Series)	(8,422)	(9,986)	—	—	—	—	—	—	—	(18,408)

6. Offsetting

In the normal course of business, the Funds enter into transactions subject to enforceable master netting arrangements or other similar arrangements. Generally, the right to offset in those agreements allows the Funds to counteract the exposure to a specific counterparty with collateral received or delivered to that counterparty based on the terms of the arrangements. These arrangements provide for the right to liquidate upon the occurrence of an event of default, credit event upon merger or additional termination event.

In order to better define their contractual rights and to secure rights that will help the Funds mitigate their counterparty risk, the Funds may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with their derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs OTC derivatives, including foreign exchange contracts, and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of a default (close-out netting) or similar event, including the bankruptcy or insolvency of the counterparty.

For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark to market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Funds and the counterparty. For financial reporting purposes, cash collateral that has been pledged to cover obligations of the Funds and cash collateral received from the counterparty, if any, is reported separately on the Statement of Assets and Liabilities as segregated cash with broker/receivable for variation margin, or payable for swap settlement/variation margin. Generally, the amount of collateral due from or to a counterparty must exceed a minimum transfer amount threshold (e.g., $300,000) before a transfer is required to be made. To the extent amounts due to the Funds from their counterparties are not fully collateralized, contractually or otherwise, the Funds bear the risk of loss from counterparty nonperformance. The Funds attempt to mitigate counterparty risk by only entering into agreements with counterparties that they believe to be of good standing and by monitoring the financial stability of those counterparties.

For financial reporting purposes, the Funds do not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statements of Assets and Liabilities.

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NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

The following tables present derivative financial instruments and secured financing transactions that are subject to enforceable netting arrangements and offset in the Statements of Assets and Liabilities in conformity with U.S. GAAP.

					Gross Amounts Not Offset in the Statements of Assets and Liabilities
Fund	Instrument	Gross Amounts of Recognized Assets1	Gross Amounts Offset in the Statements of Assets and Liabilities	Net Amount of Assets Presented on the Statements of Assets and Liabilities	Financial Instruments	Cash Collateral Received2	Net Amount
Series E (Total Return Bond Series)	Options interest rate contracts	$120,835	$—	$120,835	$—	$—	$120,835
Series M (Macro Opportunities Series)	Swap equity contracts	55,955	—	55,955	—	—	55,955

					Gross Amounts Not Offset in the Statements of Assets and Liabilities
Fund	Instrument	Gross Amounts of Recognized Liabilities1	Gross Amounts Offset in the Statements of Assets and Liabilities	Net Amount of Liabilities Presented on the Statements of Assets and Liabilities	Financial Instruments	Cash Collateral Pledged2	Net Amount
Series E (Total Return Bond Series)	Options interest rate contracts	$37,180	$—	$37,180	$—	$—	$37,180
Series M (Macro Opportunities Series)	Swap currency contracts	10,961	—	10,961	—	—	10,961
	Swap interest rate contracts	11,345	—	11,345	—	—	11,345
Series X (StylePlus—Small Growth Series)	Swap equity contracts	30	—	30	—	—	30
Series Y (StylePlus—Large Growth Series)	Swap equity contracts	9,986	—	9,986	—	—	9,986

1	Exchange-traded futures and centrally cleared swaps are excluded from these reported amounts.
2	Excludes maintenance margin deposits held at the broker related to derivatives. These amounts are reflected as Segregated cash with broker on the Statements of Assets and Liabilities.

7. Federal Income Tax Information

The Funds intend to comply with the provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and will distribute substantially all taxable net investment income and capital gains sufficient to relieve the Funds from all, or substantially all, federal income, excise and state income taxes. Therefore, no provision for federal or state income tax is required.

Tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns are evaluated to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Management has analyzed the Funds’ tax positions taken, or to be taken, on Federal income tax returns for all open tax years, and has concluded that no provision for income tax is required in the Funds’ financial statements. The Funds’ federal tax returns are subject to examination by the Internal Revenue Service for a period of three fiscal years after they are filed.

132 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

The RIC Modernization Act of 2010 was signed into law on December 22, 2010, and simplified some of the tax provisions applicable to regulated investment companies, the tax reporting to their shareholders and improved the tax efficiency of certain fund structures. The greatest impact to the disclosure in the financial reports for the Funds was on the treatment of net capital losses, effective for tax years beginning after December 22, 2010.

One of the more prominent changes addresses capital loss carryforwards. The Funds are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010, for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. Under pre-enactment law, capital losses could be carried forward for eight years, and carried forward as short-term capital, irrespective of the character of the original loss. As a result of this ordering rule, pre-enactment capital carryforwards may potentially expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

At June 30, 2014, the cost of securities for Federal income tax purposes, the aggregate gross unrealized gain for all securities for which there was an excess of value over tax cost and the aggregate gross unrealized loss for all securities for which there was an excess of tax cost over value, were as follows:

Fund	Tax Cost	Tax Unrealized Gain	Tax Unrealized Loss	Net Unrealized Gain
Series A (StylePlus—Large Core Series)	$209,981,346	$5,440,561	$(570,126)	$4,870,435
Series B (Large Cap Value Series)	201,612,084	90,712,973	(5,438,259)	85,274,714
Series C (Money Market Series)	67,189,316	1,933	(401)	1,532
Series D (World Equity Income Series)	182,020,679	19,341,870	(1,866,460)	17,475,410
Series E (Total Return Bond Series)	100,827,746	2,413,510	(1,472,296)	941,214
Series F (Floating Rate Strategies Series)	51,797,677	462,367	(139,380)	322,987
Series J (StylePlus—Mid Growth Series)	145,869,161	3,645,712	(624,176)	3,021,536
Series M (Macro Opportunities Series)	31,065,987	515,982	(140,230)	375,752
Series N (Managed Asset Allocation Series)	53,497,715	7,975,743	(264,438)	7,711,305
Series O (All Cap Value Series)	116,450,486	48,164,309	(3,266,559)	44,897,750
Series P (High Yield Series)	150,225,198	5,234,347	(1,323,363)	3,910,984
Series Q (Small Cap Value Series)	100,520,369	38,340,664	(5,070,451)	33,270,213
Series V (Mid Cap Value Series)	225,037,984	90,616,200	(13,288,702)	77,327,498
Series X (StylePlus—Small Growth Series)	33,086,350	900,715	(295,669)	605,046
Series Y (StylePlus—Large Growth Series)	30,783,690	723,488	(79,490)	643,998

8. Other Liabilities

Series A (StylePlus—Large Core Series) and Series V (Mid Cap Value Series) each wrote put option contracts through Lehman Brothers, Inc. (“Lehman”) that were exercised prior to the option contracts expiration and prior to the bankruptcy filing by Lehman, during September 2008. However, these transactions have not settled and the securities have not been delivered to the Funds as of June 30, 2014.

Although the ultimate resolution of these transactions is uncertain, the Funds have recorded a liability on their respective books equal to the difference between the strike price on the put options and the market prices of the underlying security on the exercise date. The amount of liability recorded by the Funds as of June 30, 2014 was $18,615 for Series A (StylePlus—Large Core Series) and $205,716 for Series V (Mid Cap Value Series).

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NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

9. Securities Transactions

For the period ended June 30, 2014, the cost of purchases and proceeds from sales of investment securities, excluding government securities, short-term investments and derivatives, were as follows:

Fund	Purchases	Sales
Series A (StylePlus—Large Core Series)	$92,761,437	$97,580,724
Series B (Large Cap Value Series)	32,316,616	48,706,367
Series C (Money Market Series)	—	8,640
Series D (World Equity Income Series)	119,743,429	127,525,993
Series E (Total Return Bond Series)	31,341,526	28,071,777
Series F (Floating Rate Strategies Series)	26,043,512	22,384,209
Series J (StylePlus—Mid Growth Series)	66,801,437	64,142,369
Series M (Macro Opportunities Series)	15,137,860	12,661,223
Series N (Managed Asset Allocation Series)	20,622,239	1,004,751
Series O (All Cap Value Series)	23,177,385	21,899,790
Series P (High Yield Series)	76,872,070	57,013,265
Series Q (Small Cap Value Series)	23,035,750	33,268,071
Series V (Mid Cap Value Series)	39,108,418	58,041,228
Series X (StylePlus—Small Growth Series)	13,107,393	14,977,023
Series Y (StylePlus—Large Growth Series)	12,245,366	16,080,053

10. Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a portfolio company of a fund, or control of or by, or common control under GI, result in that portfolio company being considered an affiliated company of such fund, as defined in the 1940 Act. Transactions during the year ended June 30, 2014 in which the portfolio company is an “affiliated person” are as follows:

Fund	Security	Value 12/31/13	Additions	Reductions	Value 06/30/14	Shares 06/30/14	Investment Income	Realized Loss
Series A (StylePlus—Large Core Series)	Exchange Traded Funds:
	Guggenheim BulletShares 2016 High Yield Corporate Bond ETF	$4,566,380	$—	$—	$4,635,670	169,000	$70,912	$—
	Guggenheim BulletShares 2015 High Yield Corporate Bond ETF	4,520,464	—	—	4,544,434	168,800	66,102	—
	Guggenheim BulletShares 2014 High Yield Corporate Bond ETF	4,509,897	—	(4,488,360)	—	—	—	(32,072)
	Guggenheim BulletShares 2017 High Yield Corporate Bond ETF	—	4,407,910	—	4,466,066	161,814	69,855	—
	Mutual Funds:
	Floating Rate Strategies Fund Institutional Class	4,029,967	87,701	—	4,140,430	153,919	89,636	—
	Macro Opportunities Fund Institutional Class	3,910,920	105,746	—	4,089,088	150,169	105,859	—
	Guggenheim Variable Insurance Strategy Fund III	—	29,072,414	—	29,064,443	1,163,509	108,100	—
	Guggenheim Strategy Fund I	—	26,048,317	(1,000,000)	24,997,074	1,001,887	72,836	(1,201)

134 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

Fund	Security	Value 12/31/13	Additions	Reductions	Value 06/30/14	Shares 06/30/14	Investment Income	Realized Loss
Series J (StylePlus—Mid Growth Series)	Exchange Traded Funds:
	Guggenheim BulletShares 2016 High Yield Corporate Bond ETF	$3,047,856	$—	$—	$3,094,104	$112,800	$47,331	$—
	Guggenheim BulletShares 2015 High Yield Corporate Bond ETF	3,023,462	—	—	3,039,494	112,900	44,212	—
	Guggenheim BulletShares 2014 High Yield Corporate Bond ETF	3,016,377	—	(3,001,972)	—	—		(21,530)
	Guggenheim BulletShares 2017 High Yield Corporate Bond ETF	—	2,808,506	—	2,845,560	103,100	44,508	—
	Mutual Funds:
	Guggenheim Variable Insurance Strategy Fund III	—	20,055,208	—	20,051,030	802,683	82,219	—
	Guggenheim Strategy Fund I	—	17,028,674	(3,500,000)	13,497,450	540,980	41,913	(4,205)
	Guggenheim Strategy Fund II	—	4,000,000	—	4,000,000	160,192	2,395	—
	Floating Rate Strategies Fund Institutional Class	2,729,155	59,393	—	2,803,962	104,236	60,702	—
	Macro Opportunities Fund Institutional Class	2,648,534	71,613	—	2,769,193	101,696	71,689	—

Series N (Managed Asset Allocation Series)	Mutual Funds:
	Guggenheim Variable Insurance Strategy Fund III	—	28,537,875	—	14,268,940	571,215	28,160	—
	Guggenheim Strategy Fund II	—	6,203,689	—	3,100,603	124,173	6,208	—
	Guggenheim Strategy Fund I	—	4,962,135	(10,000)	2,474,081	99,162	3,498	(4)
	Guggenheim Strategy Fund III	—	1,240,893	—	620,447	24,828	1,340	—

Series V (Mid Cap Value Series)	Common Stock:
	Hydrogen Corp.	1	—	—	1	672,346	—	—

Series X (StylePlus—Small Growth Series)	Exchange Traded Funds:
	Guggenheim BulletShares 2016 High Yield Corporate Bond ETF	713,328	—	—	724,152	26,400	11,077	—
	Guggenheim BulletShares 2017 High Yield Corporate Bond ETF	—	710,980	—	720,360	26,100	11,267	—
	Guggenheim BulletShares 2015 High Yield Corporate Bond ETF	704,314	—	—	708,049	26,300	10,299	—
	Guggenheim BulletShares 2014 High Yield Corporate Bond ETF	701,421	—	(772,391)	—	—	—	(5,059)
	Mutual Funds:
	Guggenheim Variable Insurance Strategy Fund III	—	3,508,778	—	3,508,382	140,448	13,119	—
	Guggenheim Strategy Fund I	—	4,006,413	(1,400,000)	2,599,528	104,190	8,963	(1,682)
	Floating Rate Strategies Fund Institutional Class	739,678	16,097	—	759,952	28,251	16,451	—
	Macro Opportunities Fund Institutional Class	717,827	19,409	—	750,529	27,563	19,429	—

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NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

Fund	Security	Value 12/31/13	Additions	Reductions	Value 06/30/14	Shares 06/30/14	Investment Income	Realized Loss
Series Y (StylePlus—Large Growth Series)	Exchange Traded Funds:
	Guggenheim BulletShares 2016 High Yield Corporate Bond ETF	$780,878	$—	$—	$792,727	$28,900	$12,126	$—
	Guggenheim BulletShares 2017 High Yield Corporate Bond ETF	—	299,647	—	303,600	11,000	4,749	—
	Guggenheim BulletShares 2014 High Yield Corporate Bond ETF	776,097	—	(772,391)	—	—	—	(5,734)
	Guggenheim BulletShares 2015 High Yield Corporate Bond ETF	771,264	—	—	775,354	28,800	11,278	—
	Mutual Funds:
	Guggenheim Variable Insurance Strategy Fund III	—	3,507,264	—	3,507,266	140,403	11,218	—
	Guggenheim Strategy Fund I	—	3,005,181	(500,000)	2,499,576	100,183	7,632	(601)
	Floating Rate Strategies Fund Institutional Class	688,665	14,987	—	707,542	26,303	15,317	—

11. Options Written

Information as to options written by the Funds during the period ended June 30, 2014, and options outstanding at period end is provided below:

Written Call Options
	Series E (Total Return Bond Series)		Series M (Macro Opportunities Series)		Series O (All Cap Value Series)		Series Q (Small Cap Value Series)		Series V (Mid Cap Value Series)
Fund	Number of contracts	Premium amount	Number of contracts	Premium amount	Number of contracts	Premium amount	Number of contracts	Premium amount	Number of contracts	Premium amount
Balance at December 31, 2013	—	$—	565	$4,520	86	$29,068	278	$78,923	621	$176,294
Options Written	1,859	26,026	675	19,102	—	—	427	58,810	—	—
Options terminated in closing purchase transactions	—	—	—	—	—	—	—	—	—	—
Options expired	—	—	(565)	(4,520)	(86)	(29,068)	(705)	(137,733)	(621)	(176,294)
Options exercised	—	—	(129)	(11,480)	—	—	—	—	—	—
Balance at June 30, 2014	1,859	$26,026	546	$7,622	—	$—	—	$—	—	$—

Written Put Options
	Series E (Total Return Bond Series)		Series M (Macro Opportunities Series)		Series O (All Cap Value Series)		Series Q (Small Cap Value Series)		Series V (Mid Cap Value Series)
Fund	Number of contracts	Premium amount	Number of contracts	Premium amount	Number of contracts	Premium amount	Number of contracts	Premium amount	Number of contracts	Premium amount
Balance at December 31, 2013	—	$—	—	$—	—	$—	168	$22,540	384	$51,521
Options Written	—	—	—	—	—	—	—	—	—	—
Options terminated in closing purchase transactions	—	—	—	—	—	—	—	—	—	—
Options expired	—	—	—	—	—	—	(168)	(22,540)	(384)	(51,521)
Options exercised	—	—	—	—	—	—	—	—	—	—
Balance at June 30, 2014	—	$—	—	$—	—	$—	—	$—	—	$—

136 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

12. Loan Commitments

Pursuant to the terms of certain loan agreements, certain Funds held unfunded loan commitments as of June 30, 2014. The Funds are obligated to fund these loan commitments at the borrower’s discretion.

The unfunded loan commitments as of June 30, 2014 were as follows:

Series F (Floating Rate Strategies Series)
Borrower	Maturity Date	Amount
American Energy Partners	06/10/15	$250,000
AmSurg Corp.	05/29/15	250,000
WR Grace & Co.	02/03/21	20,766
		$520,766

Series M (Macro Opportunities Series)
Borrower	Maturity Date	Amount
American Energy Partners	06/10/15	$100,000
AmSurg Corp.	05/29/15	100,000
		$200,000

Series P - (High Yield Series)
Borrower	Maturity Date	Amount
American Energy Partners	06/10/15	$1,200,000
AmSurg Corp.	05/29/15	500,000
Hillman Group, Inc.	05/27/15	200,000
		$1,900,000

13. Reverse Repurchase Agreements

Each of the Funds may enter into reverse repurchase agreements. Under a reverse repurchase agreement, a Fund sells securities and agrees to repurchase them at a particular price at a future date. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, such buyer or its trustee or receiver may receive an extension of time to determine whether to enforce the Fund’s obligation to repurchase the securities, and the Fund’s use of the proceeds of the reverse repurchase agreement may effectively be restricted pending such decision.

For the period ended June 30, 2014, the following Funds entered into reverse repurchase agreements:

	Number of Days Outstanding	Balance at June 30, 2014	Average balance outstanding	Average interest rate
Series E (Total Return Bond Series)	181	$4,211,496	$7,007,061	0.70%
Series M (Macro Opportunities Series)	181	2,589,719	2,561,125	0.82%
Series P (High Yield Series)	181	18,893,889	14,728,831	0.74%

14. Line of Credit

On October 4, 2013, Series A (StylePlus—Large Core Series), Series E (Total Return Bond Series), Series F (Floating Rate Strategies Series), Series J (StylePlus—Mid Growth Series), Series M (Macro Opportunities Series), Series P (High Yield Series), Series X (StylePlus—Small Growth Series) and Series Y (StylePlus—Large Growth Series) (the “Funds”) entered into an unlimited credit facility agreement with an approved counterparty, whereby the counterparty has agreed to provide secured financing to the Funds, and the Funds will provide pledged collateral to the counterparty. At June 30, 2014, there was $275,000,000 of credit facility. The funds did not have any borrowings under this agreement as of or for the period ended June 30, 2014.

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15. Legal Proceedings

Tribune Company

SBL Fund has been named as a defendant in the case entitled Marc S. Kirscher, as Litigation Trustee for the Tribune Litigation Trust v. FitzSimons, No. 12-2652 (S.D.N.Y.) (formerly Official Committee of Unsecured Creditors of Tribune Co. v. FitzSimons, Adv. Pro. No. 10-54010 (Bankr. D. Del.)) (the “FitzSimons” action), as a result of the ownership of shares in the Tribune Company (“Tribune”) in 2007 by certain series of the SBL Fund when Tribune effected a leveraged buyout transaction (“LBO”) by which Tribune converted to a privately-held company. The plaintiff has alleged that, in connection with the LBO, insiders and shareholders were paid for their Tribune stock using financing that the insiders knew would, and ultimately did, leave the Tribune insolvent. The plaintiff has asserted claims against certain insiders, shareholders, professional advisers, and others involved in the LBO, and is attempting to obtain from these individuals and entities the proceeds paid out in connection with the LBO.

SBL Fund also has been named as a defendant in one or more of a group of lawsuits filed by a group of Tribune creditors that allege state law constructive fraudulent conveyance claims against former Tribune shareholders (the “SLCFC actions”).

The FitzSimons action and the SLCFC actions have been consolidated with the majority of the other Tribune LBO-related lawsuits in a multidistrict litigation proceeding captioned In re Tribune Company Fraudulent Conveyance Litig., No. 11-md-2696 (S.D.N.Y.) (the “MDL Proceeding”).

On September 23, 2013, the District Court granted the defendants’ omnibus motion to dismiss the SLCFC actions, on the basis that the creditors lacked standing. On September 30, 2013, the creditors filed a notice of appeal of the September 23 order. On October 28, 2013, the defendants filed a joint notice of cross-appeal of that same order. The Court of Appeals has scheduled oral argument for November 5, 2014.

On May 23, 2014, the Shareholder Liaison Counsel filed a “global” motion to dismiss Count I of the FitzSimons action on behalf of all Shareholder Defendants. Count I is the claim for intentional fraudulent conveyance brought under federal law, and the global motion, if granted, would result in the dismissal of all Shareholder Defendants from the lawsuit. On June 23, 2014, the plaintiff filed a response brief opposing the global motion. On July 3, 2014, the Shareholder Liaison Counsel filed a reply brief in further support of the motion. The District Court has not yet issued a decision on the motion.

None of these lawsuits allege any wrongdoing on the part of Guggenheim Variable Funds Trust f/k/a SBL Fund. The following series of Guggenheim Variable Funds Trust held shares of Tribune and tendered these shares as part of Tribune’s LBO: Series A (StylePlus – Large Core Series) f/k/a Series H (Enhanced Index Series), Series N (Managed Asset Allocation Series) and Series O (All Cap Value Series) (the “Funds”). The value of the proceeds received by the foregoing Funds was $158,950, $51,000 and $3,774,000, respectively. At this stage of the proceedings, Guggenheim Variable Funds Trust is not able to make a reliable predication as to the outcome of these lawsuits or the effect, if any, on a Fund’s net asset value.

Lyondell Chemical Company

SBL Fund may be a putative member of the proposed defendant class in Weisfelner, as Trustee of the LB Creditor Trust, v. Reichman (In re Lyondell Chemical Co.), Adversary Proceeding No. 12-1570 (Bankr. S.D.N.Y.) (the “Reichman action”).

Similar to the claims made in the Tribune matter, the Weisfelner complaint seeks to have set aside and recovered as fraudulent transfers from former Lyondell Chemical Company (“Lyondell”) shareholders the consideration paid to them pursuant to the cash out merger of Lyondell shareholders in connection with the combination of Lyondell and Basell AF in 2007. Lyondell filed for bankruptcy in 2008.

This lawsuit initially was filed in New York Supreme Court, Case No. 653522/2011, on December 19, 2011. On April 25, 2012, it was removed to the United States District Court for the Southern District of New York, Case No. 12-3273, and on April 26, 2012, it was referred to the United States Bankruptcy Court for the Southern District of New York.

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On April 7, 2014, the plaintiff filed an Amended Complaint. In the related action entitled Weisfelner, as Trustee of the LB Litigation Trust v. A. Holmes & H. Holmes TTEE (In re Lyondell Co.), Adversary Proceeding No. 10-5525 (Bankr. S.D.N.Y.) (the “Litigation Trust action”), the plaintiff also filed a Second Amended Complaint that alleges a claim against the former Lyondell shareholders under federal law for intentional fraudulent transfer.

On May 8, 2014, the plaintiff in the Litigation Trust action filed a motion to certify a defendant class generally comprised of all former Lyondell shareholders that received proceeds in exchange for their shares in the 2007 merger transaction.

On July 2, 2014, the Bankruptcy Court issued a case management order. Under the terms of the order, the defendants are permitted to file “omnibus” motions to dismiss the amended complaints on July 30, 2014. The omnibus motions are limited to grounds for dismissal that are applicable to all defendants in such action. No potential defense (including, without limitation, lack of personal jurisdiction, insufficiency of service of process, or any other non-omnibus ground for dismissal of the complaint in any or all of the actions) shall be waived by a defendant’s failure to assert any such potential defense in an omnibus motion to dismiss. The plaintiffs’ oppositions to the motions to dismiss are due September 15, 2014, and the defendants’ reply briefs are due October 22, 2014. The order further provided that the defendants’ opposition to the May 8, 2014 motion to certify a defendant class in the Litigation Trust action will be due on November 21, 2014. The plaintiff’s reply brief in support of class certification will be due on December 23, 2014. The Court will hold an oral argument on the motions to dismiss and on the motion for class certification on January 14, and, if necessary, January 15, 2015. The Court further ordered that, with certain exceptions, all discovery in the actions shall be stayed until the briefing of the class certification motion has concluded. Discovery shall begin promptly after the completion of all briefing on the class certification motion.

This lawsuit does not allege any wrongdoing on the part of Guggenheim Variable Funds Trust f/k/a SBL Fund. The following series of Guggenheim Variable Funds Trust received cash proceeds from the cash out merger in the following amounts: Series N (Managed Asset Allocation Series) - $28,800. At this stage of the proceedings, Guggenheim Variable Funds Trust is not able to make a reliable predication as to the outcome of this lawsuit or the effect, if any, on a Fund’s net asset value.

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Proxy Voting Information

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to securities held in the Funds’ portfolios is available, without charge and upon request, by calling 800.820.0888. This information is also available from the EDGAR database on the SEC’s website at http://www.sec.gov.

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 800.820.0888. This information is also available from the EDGAR database on the SEC’s website at http://www.sec.gov.

Quarterly Portfolio Schedules Information

The Trust files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q; which are available on the SEC’s website at http://www.sec.gov. The Funds’ Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and that information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. Copies of the portfolio holdings are also available to shareholders, without charge and upon request, by calling 800.820.0888.

Office Locations

The offices of Guggenheim Investments can be found in the following locations:

330 Madison Avenue
10th Floor
New York, NY 10017
(Headquarters)

Four Irvington Centre
805 King Farm Boulevard
Suite 600
Rockville, MD 20850

9401 Indian Creek Parkway
40 Corporate Woods
Suite 850
Overland Park, KS 66210

Distributor Change

Effective March 3, 2014, Guggenheim Distributors, LLC (“GD”), the distributor for shares of the Funds was consolidated into and with Guggenheim Funds Distributors, LLC (“GFD”). Following the consolidation, GFD serves as the Funds’ distributor.

GD and GFD are both indirect, wholly-owned subsidiaries of Guggenheim Capital, LLC and, therefore, the consolidation will not result in a change of actual control of the Funds’ distributor. The primary goal of the consolidation is to achieve greater operational efficiencies and allow all of the Guggenheim funds, including funds that are not series of the Trusts, to be distributed by a single distributor.

The consolidation is not expected to affect the day-to-day management of the Funds or result in any material changes to the distribution of the Funds, including any changes to the distribution fees paid by the Funds.

Guggenheim Variable Funds Trust

Effective April 30, 2014, the Series, which were series of SBL Fund, reorganized with and into corresponding series of Guggenheim Variable Funds Trust (each, a “Reorganization”). Upon completion of each Reorganization, the respective share classes of each Series assumed the performance, financial and other historical information of those of the corresponding predecessor series.

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Report of the Guggenheim Variable Funds Trust Contracts Review Committee

Guggenheim Variable Funds Trust (the “Trust”) was organized as a Delaware statutory trust on November 8, 2013, and is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). Effective April 30, 2014, the Trust is the successor of all of the existing and active series, except for Series Z (Alpha Opportunity Series),1 of SBL Fund, a Kansas corporation (the “Corporation”), following the reorganization of each series of the Corporation with and into a corresponding “shell” series of the Trust (the “Reorganizations”). The Reorganizations, which were approved by the Board of Directors of the Corporation (the “Board of Directors” or the “Predecessor Board” and the members of the Board of Directors individually, “Directors”), including the Directors who are not “interested persons,” as defined by the 1940 Act, of the Corporation (the “Independent Directors”), and by shareholders, were intended to, among other things, take advantage of various benefits available to registered investment companies organized as Delaware statutory trusts, including, but not limited to, Delaware’s comprehensive body of law related to investment companies which may reduce legal uncertainty and risk.

The Trust includes the following series (the “New Series”), each of which assumed the accounting and performance histories of the corresponding predecessor fund (a “Predecessor Fund” and collectively, the “Predecessor Funds”):

• Series A (StylePlus—Large Core Series)	• Series B (Large Cap Value Series)
• Series C (Money Market Series)	• Series D (World Equity Income Series)
• Series E (Total Return Bond Series)	• Series F (Floating Rate Strategies Series)
• Series J (StylePlus—Mid Growth Series)	• Series M (Macro Opportunities Series)
• Series N (Managed Asset Allocation Series)	• Series O (All Cap Value Series)
• Series P (High Yield Series)	• Series Q (Small Cap Value Series)
• Series V (Mid Cap Value Series)	• Series X (StylePlus—Small Growth Series)
• Series Y (StylePlus—Large Growth Series)

With the exception of Series F (Floating Rate Strategies Series) and Series M (Macro Opportunities Series), Security Investors, LLC, also known as Guggenheim Investments, (“Security Investors”), an indirect subsidiary of Guggenheim Partners, LLC, a global diversified financial services firm (“Guggenheim Partners”), serves as investment adviser to each series of the Trust (collectively referred to herein as the “SI-Advised Funds”). Guggenheim Partners Investment Management, LLC (“GPIM”) serves as investment adviser to Series F and Series M of the Trust (together, the “GPIM-Advised Funds” and together with the SI-Advised Funds, the “Funds” and individually, a “Fund”). (Guggenheim Partners, Security Investors, GPIM and their affiliates may be referred to herein collectively as “Guggenheim”.) Under the supervision of the Trust’s Board of Trustees (the “Board” and the members of the Board individually, the “Trustees”), each of Security Investors and GPIM (each an “Adviser” and together, the “Advisers”) regularly provides investment research, advice and supervision, and a continuous investment program and directs the purchase and sale of securities and other investments for each Fund’s portfolio. The Trust and Security Investors have entered into an investment advisory agreement with respect to the SI-Advised Funds, and the Trust and GPIM have entered into an investment advisory agreement with respect to the GPIM-Advised Funds (together, the “Advisory Agreements” and each, an “Advisory Agreement”).

At a meeting held on November 11, 2013, in connection with other actions taken to pursue the Reorganizations, the Predecessor Board, including the Independent Directors, appointed each of the then-current investment advisers for the Predecessor Funds to serve in such capacity to the corresponding New Series of the Trust (i.e., Security Investors with respect to the SI-Advised Funds and GPIM with respect to the GPIM-Advised Funds, respectively). The Predecessor Board, including the Independent Directors, also approved for the Trust, on behalf of the New Series, the investment

1
At a meeting of shareholders held on January 8, 2014, shareholders of Series Z (Alpha Opportunity Series) (“Series Z”), approved the reorganization of Series Z to a corresponding new series of the Trust (the “Series Z Reorganization”). Due to certain outstanding transactions with Lehman Brothers International Europe (“LBIE”) and its administrator, the Series Z Reorganization was delayed pending the resolution of the LBIE matter. Upon completion of the Series Z Reorganization, the corresponding series of the Trust will assume the performance, financial and other historical information of the predecessor Series Z. However, because Series Z was not reorganized into the Trust at the time of the Board’s review of the investment advisory agreements, Series Z was a series of SBL Fund.

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advisory agreements then in effect with respect to the Predecessor Funds. The sole initial shareholder of the New Series subsequently approved the Advisory Agreements, which are identical to the agreements then in place with respect to each of the Predecessor Funds in all material respects, except for the name of the signatory and the applicable state law, and became effective April 30, 2014.

At meetings held in person on April 17, 2014 (the “April Meeting”), and on May 12, 2014 (the “May Meeting”), the members of the Contracts Review Committee of the Board (the “Committee”), consisting solely of the Trustees who are not “interested persons,” as defined by the 1940 Act, of the Trust (the “Independent Trustees”), met separately from Guggenheim to consider the renewal of the Advisory Agreements in connection with the Committee’s annual contract review schedule. As part of its review process, the Committee was represented by independent legal counsel to the Independent Trustees (“Independent Legal Counsel”). Independent Legal Counsel reviewed and discussed with the Committee various key aspects of the Trustees’ legal responsibilities relating to the proposed renewal of the Agreements and other principal contracts. In this connection, Independent Legal Counsel advised the Committee of: (i) the responsibilities of board members under applicable law; (ii) the standards for determining what constitutes an excessive fee as delineated by the courts and the factors the Trustees should consider in determining whether to approve the fee arrangements; and (iii) the disclosure requirements pertaining to these approvals, as required by the Securities and Exchange Commission. The Committee took into account various materials received from Guggenheim and Independent Legal Counsel. Recognizing that the evaluation process with respect to the services provided by each of the Advisers is an ongoing one, the Committee also considered the variety of written materials, reports and oral presentations it received (and received by the full Board) throughout the year regarding performance and operating results of the Funds (which, as noted, reflects the accounting and performance histories of the Predecessor Funds).

In connection with the contract review process, FUSE Research Network LLC (“FUSE”), an independent, third party research provider, was engaged to prepare advisory contract renewal reports designed specifically to help boards of directors/trustees fulfill their advisory contract renewal responsibilities. The objective of the reports is to present the subject funds’ relative position regarding fees, expenses and total return performance, with peer group and universe comparisons. Guggenheim prepared a comprehensive presentation in response to a formal request for information sent by Independent Legal Counsel on behalf of the Committee. In addition, Guggenheim made a detailed presentation at the April Meeting, which addressed areas identified for discussion by the Committee Chair and Vice Chair and Independent Legal Counsel. Throughout the process, the Committee asked questions of management and requested certain additional information which Guggenheim provided following the April Meeting (collectively with the foregoing reports and materials, the “Contract Materials”).

Among other things, Guggenheim provided: (i) organizational charts and presentations, staffing reports and biographies of those key personnel of each Adviser providing services to the Funds; (ii) descriptions of various functions performed by Guggenheim for the Funds, such as portfolio trading practices, brokerage matters, trade allocation and best execution; (iii) information regarding each Adviser’s compliance and regulatory history, including its Form ADV; and (iv) information concerning the parent company and overall Guggenheim organization and strategic plans and goals, all to assist the Committee in assessing the nature, extent and quality of services provided by Security Investors and GPIM, respectively. In addition, Guggenheim’s response included information comparing the investment performance, advisory fees and total expenses of the Funds to other funds (including such information presented in the FUSE reports as well as supplemental information prepared by Guggenheim), charts showing revenues for Guggenheim by product line and each Fund, including a break-out of various expenses, a description of the expense allocation methodology and information about the profitability of the Funds to Guggenheim Investments (the investment management business of Guggenheim Partners), financial information for Guggenheim Investments (unaudited), and information about Guggenheim’s compliance and risk management programs.

Following an analysis and discussion of the factors identified below and in the exercise of its business judgment, the Committee concluded that it was in the best interests of the Funds to recommend that the Board approve the renewal of each Advisory Agreement for an additional 12-month term.

Nature, Extent and Quality of Services Provided by each Adviser: With respect to the nature, extent and quality of services currently provided by each Adviser, the Committee considered the information provided by Guggenheim concerning the education, experience, professional affiliations, area of responsibility and duties of all key personnel performing services

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for the Funds, including those personnel providing compliance oversight. In this connection, the Committee considered Guggenheim’s resources and related efforts to retain, attract and motivate capable personnel to serve the Funds and noted Guggenheim’s report on recent additions and departures in personnel who work on matters relating to the Funds or are significant to the operations of each Adviser. The Committee noted that on a regular basis the Board receives and reviews information from the Trust’s Chief Compliance Officer regarding compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act. In addition, the Committee took into account the various compliance and risk management initiatives undertaken by Guggenheim, including, among other things, the hiring of a new Chief Risk Officer, Portfolio Management, responsible for implementing various initiatives related to the risks associated with the investment process, the organization’s risk management infrastructure and critical activities. The Committee also considered Guggenheim’s other initiatives intended to achieve greater enhancements and efficiencies in the organization’s ability to provide services to all of the registered investment companies for which Security Investors, GPIM or another Guggenheim affiliate serves as investment adviser/manager (including the Funds), such as efforts to streamline and simplify the organizational structure of Guggenheim’s advisory business, as reflected by the internal restructuring that consolidated the investment advisers, broker/dealers and other entities that comprise “Guggenheim Investments” under a new, single holding company, Guggenheim Partners Investment Management Holdings, LLC (“GPIMH”). In this regard, the Committee considered that although the restructuring neither impacted the services rendered on a day-to-day basis to the Funds nor changed the ultimate ownership of the various Guggenheim entities involved, which, through GPIMH, continue to be indirect subsidiaries of Guggenheim Capital, LLC, Guggenheim stated that the restructuring will allow the financial statements of the various entities to be consolidated and audited, thus providing a clearer view of Guggenheim Investments’ business within the broader Guggenheim organization. In connection with the Committee’s evaluation of the overall package of services provided by each Adviser, the Committee considered each Adviser’s administrative capabilities, including its role in monitoring and coordinating compliance responsibilities with the fund administrator, transfer agent, distributor, custodian and other service providers to the Funds.

With respect to Guggenheim’s resources and the ability of each Adviser to carry out its responsibilities under the applicable Advisory Agreement, the Chief Financial Officer of Guggenheim Investments reviewed with the Committee certain unaudited financial information concerning GPIMH. (The Committee received the audited financial statements of GPIMH once available following the May Meeting.)

The Committee also considered the acceptability of the terms of each Advisory Agreement (including the scope of services required to be performed by each Adviser). Based on the foregoing, and based on other information received (both oral and written) at the April Meeting and at the May Meeting, as well as other considerations, including the Committee’s knowledge of each Adviser’s quality of performance of its duties through Board meetings, discussions, and reports throughout the year, the Committee concluded that each Adviser and its personnel were qualified to serve the Funds in such capacity and may reasonably be expected to continue to provide a high quality of services under each Advisory Agreement with respect to the Funds.

Investment Performance: The Committee received for each Fund investment returns for the five-year, three-year, one-year and three-month periods ended December 31, 2013, as applicable. In addition, the Committee received a comparison of each Fund’s performance to the performance of a benchmark, a peer group of similar funds and a broader universe of funds identified by FUSE, in each case for the same periods and, with respect to performance universe rankings, also for the ten-year period ended December 31, 2013, as applicable. The Committee received from FUSE representatives and considered a description of the methodology employed by FUSE for identifying each Fund’s peer group and universe for performance and expense comparisons.

In seeking to evaluate Fund performance over a full market cycle, the Committee generally focused its attention first on five- and three-year performance rankings as compared to the relevant universe of funds, but also considered more recent performance periods, including the one-year period and, as deemed appropriate, the three-month period, for certain Funds such as for those Funds that were recently launched or had undergone recent changes in the composition of the portfolio management team and/or the investment strategies employed. In this connection, the Committee made the following observations:

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•
Series A (StylePlus—Large Core Series): Although the Fund underperformed its performance universe median for the five-, three- and one-year periods ended December 31, 2013, the Committee considered that the Fund had implemented a strategy change and a new portfolio management team in May 2013, and that the Fund’s returns exceeded the median of its performance universe for the three-month period, ranking in the 16th percentile. The Committee also took into account that the Fund outperformed its benchmark, the S&P 500 Index, for the three-month period ended December 31, 2013, and also noted that the Fund outperformed its peer group average and median over the same period. In light of the recent strategy and personnel changes, the Committee also considered information provided by Guggenheim indicating that as of March 31, 2014, the Fund’s Morningstar peer group ranking based on total returns was in the 1st quartile (7th percentile) for the year-to-date.

•
Series B (Large Cap Value Series): Although the Fund underperformed its performance universe for the three-year period ended December 31, 2013, the Committee noted that the Fund’s returns were comparable to its performance universe for the five-year and one-year periods. The Committee concluded that longer-term performance and other factors relevant to performance were sufficient to warrant continuation of the Advisory Agreement with respect to the Fund. In this regard, the Committee considered that the Adviser had taken steps designed to mitigate risks associated with the portfolio by enhancing the risk management and portfolio analytics processes. The Committee also noted the presentation provided by the Fund’s portfolio manager at the April Meeting, as requested by the Committee. The Committee took into account the portfolio management team’s view that while market conditions over the past several years have posed challenges for disciplined, long-term value investors, the long-term investment process employed for the Fund remains effective and Guggenheim’s senior personnel responsible for overseeing performance supported this view and expressed confidence in the team’s capabilities, noting that, according to Morningstar peer group rankings based on total returns as of March 31, 2014, the Fund ranked in the 1st quartile (14th percentile) for the year-to-date.

•
Series C (Money Market Series): The Fund underperformed its performance universe and the Bank of America Merrill Lynch 3-month U.S. Treasury Bill Index for the five-, three- and one-year periods ended December 31, 2013. The Committee concluded that other factors relevant to performance were sufficient to warrant continuation of the Advisory Agreement. In this connection, the Committee considered Guggenheim’s statement that the Fund’s fees were recently capped and that this was expected to contribute to improved performance. The Committee also considered specifically the purpose of this Fund within the overall product structure and its intended function as a liquid, cash-equivalent accommodation vehicle for separate account investors.

•
Series D (World Equity Income Series): The Fund underperformed its performance universe median for the five-year, three-year, one-year and three-month periods ended December 31, 2013. The Committee considered that the Fund had implemented a strategy change and a new portfolio management team in August 2013. Therefore, the Committee determined to consider other performance information presented by management, including Morningstar peer group rankings based on total returns which indicated that, as of March 31, 2014, the Fund’s returns for the one-year and year-to-date periods ranked in the 25th and 1st percentiles, respectively.

•
Series E (Total Return Bond Series): Although the Fund underperformed its performance universe median for the five-year period ended December 31, 2013, it outperformed the performance universe median for the three-year period. Noting that the current manager had begun managing the Fund in August 2012, the Committee also took into account that the Fund outperformed its performance universe median, peer group average and peer group median for the one-year and three-month periods ended December 31, 2013. The Committee also considered that the Fund outperformed its benchmark, the Barclays Capital Intermediate U.S. Government/Credit Index, for the five-year, three-year, one-year and three-month periods ended December 31, 2013. The Committee observed that the Fund ranked in the first quartile of its Morningstar peer group based on total returns for the three-year, one-year and year-to-date periods ended March 31, 2014.

•
Series F (Floating Rate Strategies Series): The returns of the Fund exceeded the median of its performance universe in the three-month period, ranking in the first percentile. The Fund, which commenced operations in April 2013, also outperformed its benchmark, the Credit Suisse Leveraged Loan Index for the three-month period, and the Fund’s peer group average over the same period.

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•
Series J (StylePlus – Mid Growth Series): The Fund underperformed its performance universe for the five-, three- and one-year periods ended December 31, 2013. The Committee considered that the Fund had implemented a strategy change and new portfolio management team in May 2013 and thus, determined to consider more recent performance data. In this connection, the Committee noted that the Fund outperformed its performance universe median for the three-month period ended December 31, 2013, and ranked in the first quartile (20th percentile) of its Morningstar peer group based on total returns for the year-to-date period as of March 31, 2014.

•
Series M (Macro Opportunities Series): The Fund, which commenced operations in April 2013, outperformed its performance universe median and ranked in the first percentile for the three-month period ended December 31, 2013. The Committee also took into account that the Fund outperformed its benchmark, the Bank of America Merrill Lynch 3-Month U.S. Treasury Bill Index, as well as its peer group average for the three-month period ended December 31, 2013.

•
Series N (Managed Asset Allocation Series): The Fund’s performance lagged its performance universe median for the five-year, three-year, one-year and three-month periods ended December 31, 2013. The Committee concluded that other factors relevant to performance were sufficient to warrant continuation of the Advisory Agreement. The Committee noted that the Fund had implemented a strategy change and change in portfolio management in July 2012, and took into account management’s explanation regarding the reasons for the Fund’s underperformance, related to the Fund’s factor based models not adjusting quickly enough to the risk seeking behavior in the equity markets, and management’s efforts to improve the models used in the strategy. In light of the foregoing, the Committee took into account other performance data provided by management and noted that based on Morningstar peer group rankings based on total returns year-to-date as of March 31, 2014, the Fund’s performance had improved, ranking in the 55th percentile.

•
Series O (All Cap Value Series): The Fund’s return for the five-year period ended December 31, 2013, was comparable to its performance universe median but underperformed for the three-year period. The Committee also observed that the Fund’s return was equal to its performance universe median for the one-year period ended December 31, 2013. The Committee concluded that other factors relevant to performance were sufficient to warrant continuation of the Advisory Agreement. The Committee considered Guggenheim’s statement that the shorter-term period of underperformance was heavily influenced by lagging performance in calendar year 2011, where growth and large cap stocks were rewarded over value and small cap stocks. In light of the foregoing, the Committee also took into account other performance data presented by management and noted that for the one-year and year-to-date periods ended March 31, 2014, the Fund ranked in second and first quartile, respectively, of its Morningstar peer group based on total returns.

•
Series P (High Yield Series): The Fund’s return for the five-year period ended December 31, 2013, outperformed its performance universe median, but underperformed the performance universe median for the three-year period. The Committee took into account that the Fund’s return outperformed its performance universe median for the one-year period ended December 31, 2013. The Committee also considered management’s statement that since current manager installation in August 2012, performance has improved and, in this regard, noted that the Morningstar peer group rankings for the Fund based on total returns for the one-year and year-to-date periods ended March 31, 2014, were in the second and first quartile, respectively.

•
Series Q (Small Cap Value Series): The Fund outperformed its performance universe median for the five- and three-year periods ended December 31, 2013, ranking in the 3rd and 29th percentile, respectively. The Fund also outperformed its performance universe median, peer group average and benchmark for the one-year period ended December 31, 2013.

•
Series V (Mid Cap Value Series): The Fund underperformed its performance universe median for the five-year, three-year, one-year and three-month periods ended December 31, 2013. The Committee noted that Fund’s returns ranked in the first quartile (9th percentile) for the ten-year period ended December 31, 2013. The Committee concluded that longer-term performance and other factors relevant to performance were sufficient to warrant continuation of the Advisory Agreement with respect to the Fund. Included in the factors considered were that the Adviser had taken steps designed to mitigate risks associated with the portfolio by enhancing the risk management

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OTHER INFORMATION (Unaudited)(continued)

and portfolio analytics processes. In this connection, the Committee considered the presentation provided by the Fund’s portfolio manager at the April Meeting, as requested by the Committee. The Committee took into account the portfolio management team’s view that market conditions over the past several years have posed challenges for disciplined, long-term value investors, the long-term investment process employed for the Fund remains effective and Guggenheim’s senior personnel responsible for overseeing performance supported this view and expressed confidence in the team’s capabilities, noting that, according to Morningstar peer group rankings based on total returns as of March 31, 2014, the Fund ranked in the 1st quartile (12th percentile) for the year-to-date.

•
Series X (StylePlus – Small Growth): The Fund outperformed its performance universe median for the five-year period ended December 31, 2013, but underperformed the median for the three-year period. The Committee considered that the Fund’s returns exceeded its performance universe median for the one-year and three-month periods ended December 31, 2013. The Committee also took into account that the Fund had implemented a strategy change and new portfolio management team in May 2013. In light of the foregoing, the Committee also took into account other recent performance data presented by management and noted that the Fund outperformed its benchmark, the Russell 2000 Growth Index, its peer group average and peer group median for the three-month period ended December 31, 2013, and ranked in the first quartile of its Morningstar peer group based on total returns for the one-year and year-to-date periods ended March 31, 2014.

•
Series Y (StylePlus – Large Growth): The Fund underperformed its performance universe median for the five-, three- and one-year periods ended December 31, 2013. The Committee concluded that other factors relevant to performance were sufficient to warrant continuation of the Advisory Agreement. The Committee considered that the Fund had implemented a strategy change and a new portfolio management team in May 2013. In this connection, the Committee took into account that the Fund’s return exceeded the performance universe median for the three-month period ended December 31, 2013, and ranked in the first quartile (12th percentile) of its Morningstar peer group based on total return for the year-to-date period ended March 31, 2014.

After reviewing the foregoing and related factors, the Committee concluded, within the context of its overall conclusions regarding the Advisory Agreements, that: (i) each Fund’s performance was acceptable; or (ii) it was satisfied with Guggenheim’s responses and efforts relating to investment performance.

Comparative Fees, Costs of Services Provided and the Profits Realized by the Investment Manager from its Relationship with the Funds: The Committee compared each Fund’s contractual advisory fee and total net expense ratio to the applicable peer group and compared each Fund’s total net expense ratio to its universe of funds. The Committee also reviewed the median advisory fees and expense ratios, including expense ratio components (e.g., transfer agency fees, administration fees, other operating expenses, distribution fees and fee waivers/reimbursements) of the peer group of funds. In addition, the Committee considered each Fund’s advisory fee as compared to the advisory fee charged by the applicable Adviser to another fund with a similar investment objective and strategies, as applicable, noting that, in certain instances, the Adviser charges a lower advisory fee to other clients for which it provides comparable services. In this regard, the Committee considered Guggenheim’s explanation that lower fees are charged in certain instances due to numerous factors, including the scope of contract, types of investors, applicable regulation and legal structures, tax status, and for historical pricing reasons.

In further considering the comparative fee and expense data presented in the Contract Materials and addressed by Guggenheim, the Committee made the following observations:

•
Series C (Money Market Series): The contractual advisory fee is 50 basis points as compared to its peer group median of 43 basis points and the total net expense ratio of 64 basis points is the highest in the Fund’s peer group. However, the Committee took into account management’s explanation regarding the Fund’s role and noted that the Adviser has contractually agreed to waive fees and/or reimburse expenses to the extent necessary to limit the ordinary operating expenses (exclusive of brokerage costs, dividends on securities sold short, acquired fund fees and expenses, interest, taxes, litigation, indemnification, and extraordinary expenses) of the Fund to the annual percentage of 0.50% of average daily net assets. The Committee concluded that the fees were reasonable in light of the specific purpose of the Fund and the functions it serves.

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OTHER INFORMATION (Unaudited)(continued)

•
Series E (Total Return Bond Series): The contractual advisory fee and total net expense ratio exceed the Fund’s peer group median fees. The Committee considered that the Fund’s performance was above or comparable to the peer group average, and noted management’s view that the Fund’s advisory fee and overall expense ratio are competitive. In addition, the Adviser has entered into an expense limitation agreement with respect to the Fund.

•
Series F (Floating Rate Strategies Series): The Fund’s contractual advisory fee of 0.650% is slightly higher than its peer group average of 0.636% and peer group median of 0.630%. The Fund’s total net expense ratio of 1.150% is higher than the peer group average of 0.995% and median of 0.955%. The Adviser has entered into an expense limitation agreement with respect to the Fund. The Committee considered management’s view that, in light of the Fund’s performance since inception, the Fund’s advisory fee and overall expense ratio are reasonable.

•
Series P (High Yield Series): The Fund’s contractual advisory fee and total net expense ratio exceed the median fees of its peer group. The Committee considered management’s view that, in light of overall performance comparable to the Fund’s peer group average, the advisory fee and total net expense ratio are competitive. In this regard, the Committee considered Guggenheim’s statement that the Fund shows top quartile performance across the five- and ten-year trailing periods and that performance has improved since current manager installation in August 2012. The Committee also took into account its other observations regarding performance, including that the Morningstar peer group rankings for the Fund based on total returns for the one-year and year-to-date periods ended March 31, 2014, were in the second and first quartile, respectively.

•
Series Q (Small Cap Value Series): The Fund’s contractual advisory fee and total net expense ratio exceed the median advisory fee and expense ratio of the peer group. The Committee considered that the Fund outperformed its performance universe median and peer group average for the five-, three- and one-year periods ended December 31, 2013. The Committee took into account management’s view that the Fund’s advisory fee and total net expense ratio are competitive relative to peer group average fees and in light of Fund performance.

With respect to the costs of services provided and profits realized by Guggenheim from its relationship with the Funds, the Committee reviewed a profit and loss statement for each Fund setting forth the revenues received from gross advisory fees, the expenses incurred in providing services to the Funds, the pre-tax operating margin and profitability rate and each Fund’s average assets for the twelve months ended, and ending assets under management as of, December 31, 2012 and December 31, 2013, respectively, and information with respect to Guggenheim’s allocation methodologies used in preparing the profitability data.

The Committee considered other benefits available to each Adviser because of its relationship with the Funds and noted that Security Investors and GPIM may be deemed to benefit from arrangements whereby an affiliate, Rydex Fund Services, LLC, receives fees for: (i) performing certain administrative functions and bookkeeping, accounting and pricing functions for the Funds pursuant to a Fund Accounting and Administration Agreement; and (ii) acting as transfer agent for the Funds and performing all shareholder servicing functions, including transferring record ownership, processing purchase and redemption transactions, answering inquiries, mailing shareholder communications, and acting as the dividend disbursing agent pursuant to a Transfer Agency Agreement. The Committee reviewed the compensation arrangements for the provision of the foregoing services. The Committee also noted Guggenheim’s statement that it may benefit from marketing synergies arising from offering a broad spectrum of products, including the Funds. Based on all of the information provided and its review, the Committee determined that Guggenheim’s profitability from its relationship with the Funds was not unreasonable.

Economies of Scale to be Realized: The Committee received and considered information regarding whether there have been economies of scale with respect to the management of the Funds as Fund assets grow, whether the Funds has appropriately benefited from any economies of scale, and whether there is potential for realization of any further economies of scale. The Committee considered whether economies of scale in the provision of services to the Funds were being passed along to the shareholders. In this connection, the Committee considered management’s view that Guggenheim continues to add system resources as required to develop its infrastructure in response to the growth in the firm’s assets and there is an opportunity to optimize economies of scale across the firm’s array of products and product lines. Therefore, although Guggenheim may be realizing economies of scale and efficiencies due to its growth, it is

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OTHER INFORMATION (Unaudited)(concluded)

concurrently realizing new costs and expenses associated with investment in its infrastructure. In addition, the Committee considered the size of the Funds and the competitiveness of and/or other determinations made regarding the current advisory fee for each Fund.

Overall Conclusions

Based on the foregoing, the Committee determined that the investment advisory fees are fair and reasonable in light of the extent and quality of the services provided and other benefits received and that the continuation of the Advisory Agreements is in the best interests of each Fund. In reaching this conclusion, no single factor was determinative and each Committee member, in the exercise of his business judgment, may attribute different weights to different factors. At the May Meeting, the Committee, constituting all of the Independent Trustees, recommended the renewal of each of the Advisory Agreements for an additional 12-month term.

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INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)

Name, Address* and Year of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served**	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen	Other Directorships Held by Trustees
INDEPENDENT TRUSTEES
Randall C. Barnes (1951)	Trustee	Since 2014	Current: Private Investor (2001-present). Former: Senior Vice President and Treasurer, PepsiCo, Inc. (1993-1997); President, Pizza Hut International (1991-1993); Senior Vice President, Strategic Planning and New Business Development, PepsiCo, Inc. (1987-1990).	86	None.
Donald A. Chubb, Jr. (1946)	Trustee and Vice Chairman of the Board	Since 1994	Current: Business broker and manager of commercial real estate, Griffith & Blair, Inc. (1997-present).	82	None.
Jerry B. Farley (1946)	Trustee and Vice Chairman of the Audit Committee	Since 2005	Current: President, Washburn University (1997-present).	82	Current: Westar Energy, Inc. (2004-present); CoreFirst Bank & Trust (2000-present).
Roman Friedrich III (1946)	Trustee and Chairman of the Contracts Review Committee	Since 2014	Current: Founder and President, Roman Friedrich & Company (1998-present). Former: Senior Managing Director, MLV & Co. LLC (2010-2011).	82
Current: Mercator Minerals Ltd. (2013-present); Zincore Metals, Inc. (2009-present).

Former: Blue Sky Uranium Corp. (2011-2012); Axiom Gold and Silver Corp. (2011-2012); Stratagold Corp. (2003-2009); GFM Resources Ltd. (2005-2010).

Robert B. Karn III (1942)	Trustee and Chairman of the Audit Committee	Since 2014	Current: Consultant (1998-present). Former: Arthur Andersen (1965-1997) and Managing Partner, Financial and Economic Consulting, St. Louis office (1987-1997).	82	Current: Peabody Energy Company (2003-present); GP Natural Resource Partners, LLC (2002- present).
Ronald A. Nyberg (1953)	Trustee and Chairman of the Nominating and Governance Committee	Since 2014	Current: Partner, Nyberg & Cassioppi, LLC (2000-present). Former: Executive Vice President, General Counsel, and Corporate Secretary, Van Kampen Investments (1982-1999).	88	None.

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INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)(continued)

Name, Address* and Year of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served**	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen	Other Directorships Held by Trustees
INDEPENDENT TRUSTEES - concluded
Maynard F. Oliverius (1943)	Trustee and Vice Chairman of the Contracts Review Committee	Since 1998	Retired. Former: President and CEO, Stormont-Vail HealthCare (1996-2012).	82	None.
Ronald E. Toupin, Jr. (1958)	Trustee and Chairman of the Board	Since 2014	Current: Portfolio Consultant (2010-present). Former: Vice President, Manager and Portfolio Manager, Nuveen Asset Management (1998-1999); Vice President, Nuveen Investment Advisory Corp. (1992-1999); Vice President and Manager, Nuveen Unit Investment Trusts (1991-1999); and Assistant Vice President and Portfolio Manager, Nuveen Unit Investment Trusts (1988-1999), each of John Nuveen & Co., Inc. (1982-1999).	85	Former: Bennett Group of Funds (2011-2013).

INTERESTED TRUSTEE
Donald C. Cacciapaglia*** (1951)	President, Chief Executive Officer and Trustee	Since 2012	Current: President and CEO, certain other funds in the Fund Complex (2012-present); Vice Chairman, Guggenheim Investments (2010-present). Former: Chairman and CEO, Channel Capital Group, Inc. (2002-2010).	214	Current: Delaware Life (2013-present); Guggenheim Life and Annuity Company (2011-present); Paragon Life Insurance Company of Indiana (2011-present).

*	The business address of each Trustee is c/o Guggenheim Investments, 805 King Farm Boulevard, Suite 600, Rockville, Maryland 20850.
**	Each Trustee serves an indefinite term, until his successor is elected and qualified. Time served includes time served in the respective position for the Predecessor Corporation.
***	This Trustee is deemed to be an “interested person” of the Funds under the 1940 Act by reason of his position with the Funds’ Investment Manager and/or the parent of the Investment Manager.

150 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)(continued)

Name, Address* and Year of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served**	Principal Occupations During Past Five Years
OFFICERS
Joseph M. Arruda (1966)	Assistant Treasurer	Since 2010
Current: Assistant Treasurer, certain other funds in the Fund Complex (2006-present); Vice President, Security Investors, LLC (2010-present); CFO and Manager, Guggenheim Specialized Products, LLC (2009-present).

Former: Vice President, Security Global Investors, LLC (2010-2011); Vice President, Rydex Advisors, LLC (2010); Vice President, Rydex Advisors II, LLC (2010).

William H. Belden, III (1965)	Vice President	Since 2014
Current: Vice President, certain other funds in the Fund Complex (2006-present); Managing Director, Guggenheim Funds Investment Advisors, LLC (2005-present).

Former: Vice President of Management, Northern Trust Global Investments (1999-2005).

Mark J. Furjanic (1959)	Assistant Treasurer	Since 2014	Current: Vice President, Guggenheim Investments (2005-present); Assistant Treasurer, certain other funds in the Fund Complex (2008-present). Former: Senior Manager, Ernst & Young LLP (1999-2005).
James Howley (1972)	Assistant Treasurer	Since 2014
Current: Director, Guggenheim Investments (2004-present) ; Assistant Treasurer, certain other funds in the Fund Complex (2006-present).

Former: Manager, Mutual Fund Administration of Van Kampen Investments, Inc. (1996-2004).

Amy J. Lee (1961)	Vice President and Chief Legal Officer	Since 1987 (Secretary) Since 2007 (Vice President)
Current: Chief Legal Officer, certain other funds in the Fund Complex (2013-present); Senior Managing Director, Guggenheim Investments (2012-present).

Former: Vice President, Associate General Counsel and Assistant Secretary, Security Benefit Life Insurance Company and Security Benefit Corporation (2004-2012).

Derek Maltbie (1972)	Assistant Treasurer	Since 2014
Current: Vice President, Guggenheim Investments (2012-present); Assistant Treasurer, certain other funds in the Fund Complex (2011-present).

Former: Assistant Vice President, Guggenheim Funds Investment Advisors, LLC (2005-2011); Supervisor, Mutual Fund Administration, Van Kampen Investments, Inc. (1995-2005).

Mark E. Mathiasen (1978)	Secretary	Since 2013	Current: Secretary, certain other funds in the Fund Complex (2007-present); Managing Director and Associate General Counsel, Guggenheim Funds Services, LLC, and affiliates (2007-present).
Michael P. Megaris (1984)	Assistant Secretary	Since 2014
Current: Assistant Secretary, certain other funds in the Fund Complex (April 2014-present); Associate, Guggenheim Investments (2012-present).

Former: J.D., University of Kansas School of Law (2009-2012).

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INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)(concluded)

Name, Address* and Year of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served**	Principal Occupations During Past Five Years
OFFICERS - concluded
Elisabeth Miller (1968)	Chief Compliance Officer	Since 2012
Current: CCO, certain other funds in the Fund Complex (2012-present); CCO, Security Investors, LLC (2012-present); CCO, Guggenheim Funds Investment Advisors, LLC (2012-present); Vice President, Guggenheim Funds Distributors, LLC (March 2014-present).

Former: CCO, Guggenheim Distributors, LLC (2009-March 2014); Senior Manager, Security Investors, LLC (2004-2009); Senior Manager, Guggenheim Distributors, LLC (2004-2009).

Alison Santay (1974)	AML Officer	Since 2013
Current: AML Officer, certain other funds in the Fund Complex (2010-present); Director and AML Officer, Rydex Fund Services, LLC (2010-present); AML Officer, Security Investors, LLC (2010-present); Director, Shareholder Risk and Compliance, Rydex Fund Services, LLC (2004-present).

Former: AML Officer, Guggenheim Distributors, LLC (2013-March 2014).

Kimberly Scott (1974)	Assistant Treasurer	Since 2014
Current: Vice President, Guggenheim Investments (2012-present) ; Assistant Treasurer, certain other funds in the Fund Complex (2012-present).

Former: Financial Reporting Manager, Invesco, Ltd. (2010-2011); Vice President/Assistant Treasurer, Mutual Fund Administration for Van Kampen Investments, Inc./Morgan Stanley Investment Management (2009-2010); Manager of Mutual Fund Administration, Van Kampen Investments, Inc./Morgan Stanley Investment Management (2005-2009).

Bryan Stone (1979)	Vice President	Since 2014
Current: Vice President, certain other funds in the Fund Complex (April 2014-present); Director, Guggenheim Investments (2013-present).

Former: Senior Vice President, Neuberger Berman Group LLC (2009-2013); Vice President, Morgan Stanley (2002-2009).

John L. Sullivan (1955)	Chief Financial Officer and Treasurer	Since 2014
Current: CFO, Chief Accounting Officer and Treasurer, certain other funds in the Fund Complex (2010-present); Senior Managing Director, Guggenheim Investments (2010-present).

Former: Managing Director and CCO, each of the funds in the Van Kampen Investments fund complex (2004-2010); Managing Director and Head of Fund Accounting and Administration, Morgan Stanley Investment Management (2002-2004); CFO and Treasurer, Van Kampen Funds (1996-2004).

*	The business address of each officer is c/o Guggenheim Investments, 805 King Farm Boulevard, Suite 600, Rockville, Maryland 20850.
**	Each officer serves an indefinite term, until his or her successor is duly elected and qualified. Time served includes time served in the respective position for the Predecessor Corporation.

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GUGGENHEIM INVESTMENTS PRIVACY POLICIES (Unaudited)

Rydex Funds, Guggenheim Funds, Rydex Investments, Guggenheim Funds Distributors, LLC, Security Investors, LLC, Security Distributors, Inc., Guggenheim Partners Investment Managers, LLC, and Rydex Advisory Services (Collectively “Guggenheim Investments”).

Our Commitment to You

When you become a Guggenheim Investments investor, you entrust us with not only your hard-earned money but also with personal and financial information about you. We recognize that your relationship with us is based on trust and that you expect us to act responsibly and in your best interests. Because we have access to this private information about you, we hold ourselves to the highest standards in its safekeeping and use. This means, most importantly, that we do not sell client information to anyone—whether it is your personal information or if you are a current or former Guggenheim Investments client.

The Information We Collect About You

In the course of doing business with shareholders and investors, we collect nonpublic personal information about you. You typically provide personal information when you complete a Guggenheim Investments account application or when you request a transaction that involves Rydex and Guggenheim Investments funds or one of the Guggenheim Investments affiliated companies. “Nonpublic personal information” is personally identifiable private information about you. For example, it includes information regarding your name and address, Social Security or taxpayer identification number, assets, income, account balance, bank account information and investment activity (e.g., purchase and redemption history).

How We Handle Your Personal Information

As emphasized above, we do not sell information about current or former clients or their accounts to third parties. Nor do we share such information, except when necessary to complete transactions at your request or to make you aware of related investment products and services that we offer. Additional details about how we handle your personal information are provided below. To complete certain transactions or account changes that you direct, it may be necessary to provide identifying information to companies, individuals or groups that are not affiliated with Guggenheim Investments. For example, if you ask to transfer assets from another financial institution to Guggenheim Investments, we will need to provide certain information about you to that company to complete the transaction. To alert you to other Guggenheim Investments investment products and services, we may share your information within the Guggenheim Investments family of affiliated companies. This would include, for example, sharing your information within Guggenheim Investments so we can make you aware of new Rydex and Guggenheim Investments funds or the services offered through another Guggenheim Investments affiliated company. In certain instances, we may contract with nonaffiliated companies to perform services for us. Where necessary, we will disclose information we have about you to these third parties. In all such cases, we provide the third party with only the information necessary to carry out its assigned responsibilities and only for that purpose. And we require these third parties to treat your private information with the same high degree of confidentiality that we do. In certain instances, we may share information with other financial institutions regarding individuals and entities in response to the U.S.A. Patriot Act. Finally, we will release information about you if you direct us to do so, if we are compelled by law to do so or in other circumstances permitted by law.

Opt Out Provisions

We do not sell your personal information to anyone. The law allows you to “opt out” of only certain kinds of information sharing with third parties. The firm does not share personal information about you with any third parties that triggers this opt-out right. This means YOU ARE ALREADY OPTED OUT.

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GUGGENHEIM INVESTMENTS PRIVACY POLICIES (Unaudited)(concluded)

How We Protect Privacy Online

Our concern for the privacy of our shareholders also extends to those who use our web site, guggenheiminvestments.com. Our web site uses some of the most secure forms of online communication available, including encryption technology, Secure Socket Layer (SSL) protocol, firewalls and user names and passwords. These technologies provide a high level of security and privacy when you access your account information or initiate online transactions. The Guggenheim Investments web site offers customized features that require our use of “http cookies”—tiny pieces of information that we ask your browser to store. However, we make very limited use of these cookies. We only use cookies for session management and security features on the Guggenheim Investments web site. We do not use them to pull data from your hard drive, to learn your email address, or to view data in cookies created by other web sites. We will not share the information in our cookies or give others access to it. See the legal information area on our web site for more details about web site security and privacy features.

How We Safeguard Your Personal Information

We restrict access to nonpublic personal information about shareholders to our employees and in some cases to third parties (for example, the service providers described above) as permitted by law. We maintain strict physical, electronic and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

We’ll Keep You Informed

As required by federal law, we will notify shareholders of our privacy policy annually. We reserve the right to modify this policy at any time, but rest assured that if we do change it, we will tell you promptly. You will also be able to access our privacy policy from our web site at guggenheiminvestments.com. Should you have any questions regarding our privacy policy, contact us at 800.820.0888 or 301.296.5100.

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Item 2. Code of Ethics.

Not required at this time.

Item 3. Audit Committee Financial Expert.

Not required at this time.

Item 4. Principal Accountant Fees and Services.

Not required at this time.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

The Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Mangers of Closed-end Management Investment Companies

Not applicable

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

The registrant has not made any material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees.

Item 11.	Controls and Procedures.

(a)        The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded based on such evaluation, as required by Rule 30a-3(b) under the Investment Company Act, that the registrant’s disclosure controls and procedures were effective as of that date in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)        The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant’s second fiscal quarter covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 11.	Exhibits.

(a)(1)    Not applicable.

(a)(2)    Separate certifications by the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are attached.

(a)(3)    Not applicable.

(b)        Separate certifications by the registrant’s principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)) are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Guggenheim Variable Funds Trust

By (Signature and Title)*	/s/ Donald C. Cacciapaglia
Donald C. Cacciapaglia, President and Chief Executive Officer

Date	September 05, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Donald C. Cacciapaglia
Donald C. Cacciapaglia, President and Chief Executive Officer

Date	September 05, 2014

By (Signature and Title)*	/s/ John L. Sullivan
John L. Sullivan, Chief Financial Officer, Chief Accounting Officer, and Treasurer

Date	September 05, 2014

* Print the name and title of each signing officer under his or her signature.